          As filed with the Securities and Exchange Commission on April 30, 2008

                                           REGISTRATION NOS. 333-124398/811-3240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.    [ ]
                       Post Effective Amendment No. 7 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                       Amendment No. 149              [X]

                                   ----------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                         AMERICAN HOME ASSURANCE COMPANY
                               (NAME OF GUARANTOR)

                       70 PINE STREET, NEW YORK, NY 10270
         (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 458-5819
               (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                             KATHERINE STONER, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on [date] pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

TITLE OF SECURITIES BEING REGISTERED: (i) Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Independence Plus Fixed And Variable Annuity Contracts, and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEPENDENCE PLUS

UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS


PROSPECTUS                                                           MAY 1, 2008


The Variable Annuity Life Insurance Company ("VALIC") offers Independence Plus, comprised of flexible and single Purchase Payment group and individual fixed and variable deferred annuity contracts (the "Contracts"), for Participants in certain employer sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.


The Contracts permit Participants to invest in and receive retirement benefits in up to seven out of a total of 12 Fixed and Variable Account Options described in this prospectus. Each Variable Account Option invests in a separate portfolio of AIG Retirement Company I.


VARIABLE ACCOUNT OPTIONS


Asset Allocation Fund
Capital Conservation Fund
Global Social Awareness Fund
Government Securities Fund
International Equities Fund
International Government Bond Fund
Mid Cap Index Fund
Money Market I Fund
Small Cap Index Fund
Stock Index Fund


This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2008, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the SAI is shown at the end of this prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's Internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


                                                                            Page
                                                                            ----
Glossary of Terms                                                             4
Fee Tables                                                                    5
Selected Purchase Unit Data                                                   6
Summary                                                                       8
General Information                                                          11
   About the Contracts                                                       11
   About VALIC                                                               12
   American Home Assurance Company                                           12
   About VALIC Separate Account A                                            12
   Units of Interest                                                         13
   Distribution of the Contracts                                             13
Fixed Account Option                                                         13
Variable Account Options                                                     14
Purchase Period                                                              15
   Account Establishment                                                     15
   When Your Account Will be Credited                                        16
   Purchase Units                                                            17
   Stopping Purchase Payments                                                17
Transfers Between Investment Options                                         18
   During the Purchase Period - Policy Against Market Timing and Frequent
      Transfers                                                              18
   Communicating Transfer or Reallocation Instructions                       19
   Effective Date of Transfer                                                19
   Transfers During the Payout Period                                        19
Fees and Charges                                                             19
   Account Maintenance Charge                                                20
   Surrender Charge                                                          20
   Premium Taxes                                                             21
   Separate Account Charges                                                  21
   Other Tax Charges                                                         22
Payout Period                                                                22
   Fixed Payout                                                              22
   Variable Payout                                                           22
   Combination Fixed and Variable Payout                                     23
   Partial Annuitization                                                     23
   Payout Date                                                               23
   Payout Options                                                            24
   Payout Information                                                        24
Surrender of Account Value                                                   25
   When Surrenders Are Allowed                                               25
   Surrender Process                                                         25
   Amount That May Be Surrendered                                            25
   Surrender Restrictions                                                    26
   Partial Surrenders                                                        26
Exchange Privileges                                                          26
Death Benefits                                                               26
   The Process                                                               26
   Beneficiary Information                                                   27
   Special Information for Individual Nonqualified Contracts                 27
   During the Purchase Period                                                28
   During the Payout Period                                                  28
Other Contract Features                                                      28
   Changes that may not be Made                                              28
   Change of Beneficiary                                                     28

   Cancellation -- The 10 Day "Free Look"                                    29
   We Reserve Certain Rights                                                 29
   Relationship to Employer's Plan                                           29
Voting Rights                                                                29
   Who May Give Voting Instructions                                          29
   Determination of Fund Shares Attributable to Your Account                 30
   How Fund Shares are Voted                                                 30
Federal Tax Matters                                                          30
   Types of Plans                                                            30
   Tax Consequences in General                                               31
   Effect of Tax-Deferred Accumulations                                      33
Legal Proceedings                                                            34
Financial Statements                                                         34
Table of Contents of Statement of Additional Information                     35

GLOSSARY OF TERMS

Unless otherwise specified in this prospectus, the words "we," "us", "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

     ACCOUNT VALUE - the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

     ANNUITANT - the individual (in most cases, you) to whom Payout Payments will be paid.

     ASSUMED INVESTMENT RATE - the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option.

     BENEFICIARY - the individual designated to receive Payout Payments upon the death of the Annuitant.

     BUSINESS DAY - any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

     CONTRACT OWNER - the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

     DIVISION - the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a sub-account of VALIC Separate Account A.

     FIXED ACCOUNT OPTION -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

     HOME OFFICE - located at 2929 Allen Parkway, Houston, Texas 77019.

     MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

     PARTICIPANT - the individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made.

     PARTICIPANT YEAR - a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

     PAYOUT PAYMENTS - annuity payments withdrawn in a steady stream during the Payout Period.

     PAYOUT PERIOD - the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

     PAYOUT UNIT - a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

     PROOF OF DEATH - a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

     PURCHASE PAYMENTS - an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

     PURCHASE PERIOD - the accumulation period, or time between your first Purchase Payment and the beginning of your Payout Period (or surrender).

     PURCHASE UNIT - a unit of interest owned by you in your Variable Account Option.

     SYSTEMATIC WITHDRAWALS - payments withdrawn on a regular basis during the Purchase Period.

     VALIC SEPARATE ACCOUNT A OR SEPARATE ACCOUNT - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

     VARIABLE ACCOUNT OPTION -- investment options that correspond to Separate Account Divisions offered by the Contracts.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

Contract Owner/Participant Transaction Expenses

Surrender Charge (as a percentage of the lesser of all Purchase
   Payments received during the last 60 months or the amount
   surrendered, as applicable) (1)                                         5.00%
Maximum Loan Application Fee (per loan)                                  $   60
State Premium Taxes (as a percentage of the amount annuitized)            0-3.5%

(1) No surrender charge will be applied if your account has been in effect for 15 years or longer, or your account has been in effect for 5 years or longer and you have attained age 59 1/2. There will be no surrender charge on Purchase Payments received more than 60 months prior to surrender. Also, in any Participant Year, withdrawals of up to 10% of Account Value may be withdrawn without a surrender charge.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

Separate Account Expenses

Account Maintenance Charge
First Year                                                     $5.00 per quarter
Thereafter                                                     $3.75 per quarter
Mortality and Expense Risk (as a percentage of Separate
   Account net assets)                                               1.00%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUNDS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

Total Annual Mutual Fund Operating Expenses                     Minimum   Maximum
-------------------------------------------                     -------   ------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service
   (12b-1) fees, and other expenses)                             0.35%     0.70%


     EXAMPLE

     This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

     The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

     (1) If you surrender your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$640      $1,039    $1,435    $2,036


     (2) If you annuitize at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$175       $542      $935     $2,036


     (3) If you do not surrender your Contract:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$175       $542      $935     $2,036


Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA

Purchase Units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option.


                                                                             NUMBER OF UNITS
                                                   UNIT VALUE   UNIT VALUE     OUTSTANDING
FUND NAME                                   YEAR     AT 1/1      AT 12/31        AT 12/31
---------                                   ----   ----------   ----------   ---------------
Asset Allocation Division 5                 2007      4.958        5.218        13,610,095
                                            2006      4.481        4.958        31,608,964
                                            2005      4.364        4.481        38,101,825
                                            2004      4.063        4.364        42,594,301
                                            2003      3.429        4.063        42,040,433
                                            2002      3.821        3.429        43,285,442
                                            2001      4.030        3.821        48,720,402
                                            2000      4.174        4.030        52,959,577
                                            1999      3.773        4.174        61,240,667
                                            1998      3.219        3.773        60,237,818

Capital Conservation Division 7             2007      2.831        2.906         4,650,085
                                            2006      2.736        2.831        60,382,625

                                                                             NUMBER OF UNITS
                                                   UNIT VALUE   UNIT VALUE     OUTSTANDING
FUND NAME                                   YEAR     AT 1/1      AT 12/31        AT 12/31
---------                                   ----   ----------   ----------   ---------------
                                            2005      2.715        2.736        38,101,825
                                            2004      2.638        2.715        25,767,071
                                            2003      2.559        2.638        26,764,417
                                            2002      2.373        2.559        28,140,575
                                            2001      2.223        2.373        26,621,580
                                            2000      2.057        2.223        20,656,355
                                            1999      2.086        2.057        24,749,727
                                            1998      1.962        2.086        28,751,662

Global Social Awareness Division 12         2007      4.279        4.423         9,098,662
                                            2006      3.742        4.279        80,893,362
                                            2005      3.631        3.742        88,315,012
                                            2004      3.317        3.631       101,512,026
                                            2003      2.608        3.317       110,369,646
                                            2002      3.441        2.608       112,841,262
                                            2001      3.922        3.441       123,856,021
                                            2000      4.419        3.922       130,333,155
                                            1999      3.762        4.419       136,226,993
                                            1998      2.985        3.762       114,382,494

Government Securities Division 8            2007      2.832        3.019         6,051,158
                                            2006      2.776        2.832        30,761,335
                                            2005      2.733        2.776        40,620,801
                                            2004      2.668        2.733        41,192,679
                                            2003      2.664        2.668        48,017,234
                                            2002      2.402        2.664        57,831,831
                                            2001      2.272        2.402        44,509,286
                                            2000      2.033        2.272        39,203,845
                                            1999      2.112        2.033        45,292,728
                                            1998      1.958        2.112        53,729,671

International Equities Division 11          2007      1.999        2.153        38,369,898
                                            2006      1.641        1.999       396,739,220
                                            2005      1.417        1.641       394,287,015
                                            2004      1.214        1.417       236,838,112
                                            2003      0.946        1.214        94,147,400
                                            2002      1.177        0.946        75,173,264
                                            2001      1.523        1.177        76,641,544
                                            2000      1.860        1.523        83,339,570
                                            1999      1.455        1.860        94,415,343
                                            1998      1.237        1.455       101,811,751

International Government Bond Division 13   2007      2.355        2.495         3,895,094
                                            2006      2.203        2.355        48,786,599
                                            2005      2.239        2.203        64,324,071
                                            2004      2.044        2.239        60,838,720
                                            2003      1.729        2.044        66,821,042
                                            2002      1.488        1.729        67,330,936
                                            2001      1.532        1.488        62,446,759
                                            2000      1.609        1.532        71,084,248
                                            1999      1.728        1.609        90,136,603

                                                                             NUMBER OF UNITS
                                                   UNIT VALUE   UNIT VALUE     OUTSTANDING
FUND NAME                                   YEAR     AT 1/1      AT 12/31        AT 12/31
---------                                   ----   ----------   ----------   ---------------
                                            1998      1.491        1.728        97,473,851

Mid Cap Index Division 4                    2007     10.145       10.811        30,120,813
                                            2006      9.317       10.145       207,349,862
                                            2005      8.388        9.317       198,552,536
                                            2004      7.301        8.388       187,095,480
                                            2003      5.457        7.301       174,675,260
                                            2002      6.477        5.457       157,442,272
                                            2001      6.605        6.477       149,549,757
                                            2000      5.722        6.605       146,197,467
                                            1999      5.029        5.722       151,288,816
                                            1998      4.269        5.029       169,039,887

Money Market I Division 6                   2007      2.044        2.119         7,076,326
                                            2006      1.973        2.044       147,203,713
                                            2005      1.940        1.973       128,654,836
                                            2004      1.944        1.940       129,467,234
                                            2003      1.952        1.944       161,634,525
                                            2002      1.947        1.952       205,010,837
                                            2001      1.897        1.947        93,009,856
                                            2000      1.807        1.897       240,116,959
                                            1999      1.743        1.807       233,940,123
                                            1998      1.674        1.743       147,547,688

Small Cap Index Division 14                 2007      3.901        3.789       25,104,622
                                            2006      3.338        3.901       238,851,921
                                            2005      3.233        3.338       219,709,484
                                            2004      2.770        3.233       173,418,721
                                            2003      1.910        2.770       134,607,266
                                            2002      2.437        1.910       100,628,024
                                            2001      2.413        2.437       123,856,021
                                            2000      2.523        2.413        90,786,183
                                            1999      2.101        2.523        94,031,183
                                            1998      2.164        2.101       107,321,015

Stock Index Division 10 C                   2007      5.606        5.834        79,675,730
                                            2006      4.906        5.606       692,630,109

                                                                             NUMBER OF UNITS
                                                   UNIT VALUE   UNIT VALUE     OUTSTANDING
FUND NAME                                   YEAR     AT 1/1      AT 12/31        AT 12/31
---------                                   ----   ----------   ----------   ---------------
                                            2005      4.739        4.906       722,006,187
                                            2004      4.332        4.739       733,344,085
                                            2003      3.413        4.332       756,956,966
                                            2002      4.444        3.413       738,928,811
                                            2001      5.113        4.444       772,495,516
                                            2000      5.697        5.113       783,994,005
                                            1999      4.772        5.697       766,975,696
                                            1998      3.753        4.772       691,680,049


SUMMARY

Independence Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Independence Plus's major features is presented below. For a more detailed discussion of Independence Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Independence Plus offers a choice from among 10 Variable Account Options. Each of the Variable Account Options shown below is a series of AIG Retirement Company I. Participants will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your Contract is part of an employer's retirement program, that program will describe which Variable Account Options are available to you. Independence Plus also offers two Fixed Account Options.


Fixed Account Options

The Contracts offer two Fixed Account Options, Fixed Account Plus and the Short-Term Fixed Account. Fixed Account Plus provides fixed-return investment growth for the long-term, while the Short-Term Fixed Account provides fixed-return investment growth for the short-term. These accounts are guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. Certain limitations may also apply. See "Transfers Between Investment Options."

Variable Account Options

Asset Allocation Fund -- an equity and fixed-income option.

Capital Conservation Fund -- a fixed-income option.


Global Social Awareness Fund -- a domestic large-cap equity option.


Government Securities Fund -- a fixed-income option.

International Equities Fund -- an international equity option.

International Government Bond Fund -- a fixed-income option.

Mid Cap Index Fund -- a domestic mid-cap equity option.

Money Market I Fund -- a fixed-income option.

Small Cap Index Fund -- a domestic small-cap equity option.

Stock Index Fund -- a domestic large-cap equity option.



Details about the investment objective and strategy of the Mutual Funds shown above can be found in the section of the prospectus entitled "Variable Account Options," and also in the current AIG Retirement Company I prospectus, available at www.aigvalic.com (or call 1-800-448-2542).


GUARANTEED DEATH BENEFIT

The Contract offers a death benefit upon the death of the Annuitant during the Purchase Period equal to the greater of Account Value or Purchase Payments reduced by withdrawals.

TRANSFERS

There is no charge to transfer the money in your account among the Contract's investment options. You may transfer your Account Value between Variable Account Options at any time during the Purchase Period, subject to certain rules. For more information on account transfers, see the "Transfers Between Investment Options" section in this prospectus.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each Participant Year to other investment options.

Once you begin receiving annuity payments from your account during the Payout Period, you may still transfer funds among Variable Account Options once every 365 days.

FEES AND CHARGES

Account Maintenance Charge

During the first Participant Year, a quarterly account maintenance charge of $5.00 is charged to your account. After the first Participant Year, the quarterly account maintenance charge is $3.75.

Surrender Charge

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

Premium Tax Charge

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

Separate Account Charges

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

Since some of these fees may not apply to your Contract, consult your AIG Retirement financial advisor to see how these provisions apply to you.


PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contracts can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.


Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Internal Revenue Code of 1986, as amended ("Code") sections 403(b) or 401(k) and individual retirement plans ("IRAs") generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should see tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."


PURCHASE REQUIREMENTS

If the Contract is a flexible Purchase Payment Contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the Contract is a single Purchase Payment Contract, the minimum Purchase Payment is $1,000 per Participant account. These minimums may be waived where one purchaser, such as an employer, purchases a number of Contracts.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. The free look does not apply to Participant certificates except in a limited number of states. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract as required.

LOANS

Certain Contracts may offer a tax-free loan provision for tax-qualified Contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

GENERAL INFORMATION

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options. You will be permitted to select up to seven investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. The name was changed to The Variable Annuity Life Insurance Company on November 5, 1968. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contracts. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.


On August 29, 2001, AIG Life Holdings (US), Inc. formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.


AMERICAN HOME ASSURANCE COMPANY

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home Assurance Company provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual contract or certificate issued after the Point of Termination. The Guarantee will remain in effect for any contract or certificate issued prior to the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its contracts and certificates, regardless of issue date, in accordance with the terms of those contracts and certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

ABOUT VALIC SEPARATE ACCOUNT A


When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contracts. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Ten Divisions are available and represent the Variable Account Options in the Contracts. Each of these Divisions invests in a different Mutual Fund made available through the Contracts. For example, Division Ten represents and invests in the (AIG Retirement Company I) Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established VALIC Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended.


VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contracts, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the Contract Owner, Participants, Annuitants, and Beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.


UNITS OF INTEREST

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS


The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority ("FINRA"), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. For more information about the distributor, see "Distribution of Variable Annuity Contracts" in the SAI.


The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

FIXED ACCOUNT OPTIONS

The Contracts offer two guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under The Securities Act of 1933, as amended. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

Fixed Account Plus -- invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest. There are limitations on transfers out of this option. Purchase Payments allocated to a Fixed Account Option will receive an initial rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to a Variable Account Option, any assets transferred back into Fixed Account Plus within 90 days will receive the current rate of interest, which may be lower than the initial rate.

Short-Term Fixed Account -- invests in the general account assets of the Company. This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest.

Money allocated to a Fixed Account Option goes into VALIC's general account. The general account consists of all of VALIC's assets, other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any VALIC Contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws. Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by VALIC's general assets. Thus, we bear the entire investment risk for the Fixed Account Options.

VARIABLE ACCOUNT OPTIONS

The Contracts enable you to participate in Divisions that represent ten Variable Account Options, shown below. Your retirement program may limit the number of Variable Account Options in which you may invest. Certain additional limitations may also apply. See "About VALIC Separate Account A."


Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of AIG Retirement Company I. AIG Retirement Company I serves as the investment vehicle for Independence Plus. AIG Retirement Company I is registered as an open-end management investment company and is regulated under the 1940 Act. A brief description of the investment objective and strategy of each Variable Account Option is shown below.



FOR MORE DETAILED INFORMATION ABOUT EACH MUTUAL FUND OPTION, INCLUDING INVESTMENT STRATEGY AND RISKS, YOU SHOULD REFER TO THE AIG RETIREMENT COMPANY I PROSPECTUS. COPIES ARE AVAILABLE ONLINE AT WWW.AIGVALIC.COM OR YOU MAY CALL 1-800-448-2542. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


Description of Funds Available as Variable Account Options

Asset Allocation Fund (Division 5) -- seeks maximum aggregate rate of return over the long term through controlled investment risk by adjusting its investment mix among stocks, long term debt securities and short-term money market securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Capital Conservation Fund (Division 7) -- seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Global Social Awareness Fund (formerly Social Awareness Fund) (Division 12) -- seeks growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe, Japan and other developed market. . The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment, labor relations/labor disputes, or that have operations in countries with significant human rights concerns. Adviser: VALIC. Sub-adviser:
AIG Global Investment Corp.


Government Securities Fund (Division 8) -- seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government and government-sponsored debt securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

International Equities Fund (Division 11) -- seeks long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East Index ("MSCI EAFE") Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

International Government Bond Fund (Division 13) -- seeks high current income through investments primarily in investment grade debt securities issued or guaranteed by foreign governments. Since the fund expects to concentrate in certain foreign government securities, it is classified as a "non-diversified" investment company. Also, the fund attempts to have all of its investments payable in foreign securities, and may convert its cash to foreign currency.
Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Mid Cap Index Fund (Division 4) -- seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(R) Index.* Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Money Market I Fund (Division 6) -- seeks liquidity, protection of capital and current income thorough investments in short-term money market instruments.
Adviser: VALIC. Sub-adviser: AIG SunAmerica Asset Management Corp.

Small Cap Index Fund (Division 14) -- seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index.** Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.


Stock Index Fund (Division 10C) -- seeks long-term capital growth through investments in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(R) Index.* Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.


AIG Global Investment Corp. and AIG SunAmerica Asset Management Corp. are affiliated with VALIC due to common ownership.

* "Standard & Poor's(R)," "S&P," "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). The Mid Cap Index Fund and the Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in either Fund.

** The Russell(R) 2000 Index is a trademark/servicemark of the Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

PURCHASE PERIOD

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of Purchase Payments may be determined by the retirement plan for which the Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

ACCOUNT ESTABLISHMENT

You must establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, then your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below).

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

Contract Type      Initial Payment   Subsequent Payment
-------------      ---------------   ------------------
Periodic Payment       $   30               $30
Single Payment         $1,000               -0-

Purchase Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

- Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected;

-    Reject the application and return the Purchase Payment; or

- Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

- Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us;


- Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or



- Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.


If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

WHEN YOUR ACCOUNT WILL BE CREDITED

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or group number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).


If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after 4:00 p.m. Eastern time will be credited the next Business Day.


Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

CALCULATION OF VALUE FOR THE FIXED ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Fixed Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of the Fixed Account Options may be found in the "Fixed Account Options" section in this prospectus. The value of your Fixed Account Option is calculated on a given Business Day as shown below:

     The value of your Fixed Account Option

     EQUALS

     All Purchase Payments made to the Fixed Account Option

     PLUS

     Amounts transferred from the Variable Account Option to the Fixed Account Option

     PLUS

     All interest earned

     MINUS

     Amounts transferred or withdrawn from Fixed Account Option (including applicable fees and charges).

CALCULATION OF VALUE FOR THE VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than seven investment options. A complete discussion of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit value, your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. The Purchase Unit value of each Variable Account Option will change each Business Day depending upon the investment performance of the Mutual Fund (which may be positive or negative) and the deduction of the separate account charges. See "Fees and Charges." Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closures will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Independence Plus without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. WE RESERVE THE RIGHT TO LIMIT THE NUMBER, FREQUENCY (MINIMUM PERIOD OF TIME BETWEEN TRANSFERS) OR DOLLAR AMOUNT OF TRANSFERS YOU CAN MAKE AND TO RESTRICT THE METHOD AND MANNER OF PROVIDING OR COMMUNICATING TRANSFERS OR REALLOCATION INSTRUCTIONS. You will be notified of any changes to this policy through newsletters or information posted on www.aigvalic.com. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD - POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS


VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are lrge in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.



Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the Internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services (SM) Portfolio Manager Program administered by AIG Retirement Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.





Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

     -    the dollar amount of the transfer;

     - the total assets of the Variable Account Option involved in the transfer;

     -    the number of transfers completed in the current calendar quarter; or

     - whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.


Beginning May 28, 2008, VALIC will implement new policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any othe redemption, the investor will not be able to make a purchase of $5,000 or more in tht same fund for 30 calendar days.



This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:



     -    Plan-level or employer-initiated transactions;



     -    Purchase transactions involving transfers of assets or rollovers;



     - Retirement plan contributions, loans, and distributions (including hardship withdrawals);



     -    Roth IRA conversions or IRA recharacterizations;



     -    Systematic purchases or redemptions;



     -    Systematic account rebalancing; or



     -    Trades of less than $5,000.



As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.



We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.





The Fixed Account Options are subject to additional restrictions:

FIXED ACCOUNT OPTION        % OF ACCOUNT VALUE   FREQUENCY   OTHER RESTRICTIONS
--------------------        ------------------   ---------   ------------------
Fixed Account Plus:         Up to 20% per        Any time    If you transfer assets from Fixed Account Plus to a
                            Participant Year                 Variable Account Option, any assets transferred back into
                                                             Fixed Account Plus within 90 days may receive a different
                                                             rate of interest than your new Purchase Payments. (1)
Fixed Account Plus:         Up to 100%           Any time    Available if your Account Value is less than or equal to
                                                             $500.

FIXED ACCOUNT OPTION        % OF ACCOUNT VALUE   FREQUENCY   OTHER RESTRICTIONS
--------------------        ------------------   ---------   ------------------
Short-Term Fixed Account:   Up to 100%           Any time    After a transfer into the Short-Term Fixed Account, you
                                                             may not make a transfer from the Short-Term Fixed Account
                                                             for 90 days.(2)

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.

(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS


Transfer instructions may be given by telephone, through the internet (AIG Retirement Online), using the self-service automated phone system (AIG Retirement by Phone), or in writing. We encourage you to make transfers or reallocations using AIG Retirement Online or AIG Retirement by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.


Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

     - The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

     -    The next date values are calculated.

TRANSFERS DURING THE PAYOUT PERIOD

During the Payout Period, transfers instructions must be given in writing and mailed to our Home Office. Transfers may be made from the Contract's investment options, subject to the following restrictions:

PAYOUT OPTION             % OF ACCOUNT VALUE     FREQUENCY
-------------           ----------------------   ---------
Variable Payout:        Up to 100%               Once every 365 days
Combination Fixed and   Up to 100% of money in   Once every 365 days
Variable Payout:        variable option payout
Fixed Payout:           Not permitted            N/A

FEES AND CHARGES

By investing in Independence Plus, you may be subject to the following basic types of fees and charges:

     -    Account Maintenance Charge

     -    Surrender Charge

     -    Premium Tax Charge

     -    Separate Account Charges

     -    Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables."

ACCOUNT MAINTENANCE CHARGE

During the Purchase Period an account maintenance charge of $5.00 will be deducted on the last Business Day of each calendar quarter following receipt of the first purchase payment during the first Participant Year. After the first Participant Year, the quarterly account maintenance charge is $3.75. We will sell Purchase Units from your account to pay the account maintenance charge. The charge will be assessed equally among the Variable Account Options and Fixed Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Contracts.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amount of Surrender Charge

A surrender charge will be the lesser of:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

-    Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to the lesser of any amount withdrawn that exceeds this 10% limit or the amount of the surrender attributable to Purchase Payments received during the most recent 60 months. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

     -    To money applied to provide a Payout Option;

     -    To death benefits;

     - If no Purchase Payments have been received during the 60 months prior to the date of surrender;

     -    If your account has been in effect for 15 years or longer;

     - If your account has been in effect for 5 years or longer, and you have attained age 59 1/2; or

     - If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination.

PREMIUM TAX CHARGE

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Independence Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit, which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Independence Plus, no matter how large the cost may be. Separate Account Charges are not applied to Variable Investment Options during the Payout Period. For more information about the mortality and expense risk fee, see the Fee Tables in this prospectus.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (in addition to premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

PAYOUT PERIOD

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply all or a portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

     -    Type and duration of payout option chosen;

     -    Your age or your age and the age of your survivor(1);

     - Your gender or your gender and the gender of your survivor(1) (IRAs and certain nonqualified contracts);

     -    The portion of your Account Value being applied; and

     -    The payout rate being applied and the frequency of the payments.

(1)  This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3 1/2% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

VARIABLE PAYOUT

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit values are calculated, see the SAI.

In determining the first Payout Payment, an AIR of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds the AIR, subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than the AIR, subsequent payments will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a combination fixed and variable payout, you may choose:

     - From your existing Variable Account Options (payment will vary); with a

     -    Fixed payout (payment is fixed and guaranteed).

PARTIAL ANNUITIZATION

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

PAYOUT DATE

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the 15th day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

- The earliest payout date for a nonqualified Contract, an IRA, or a Roth IRA, is established by the terms of the Contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

- The earliest payout date for all other qualified Contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the Contract is issued and the federal tax rules governing such Contracts and plans.

- Distributions from qualified Contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

- In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

- Except in the case of nonqualified Contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those Contracts may not be postponed until after retirement.

- All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

- The Contracts may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options for a Fixed Annuity, a Variable Annuity, or a combination Fixed and Variable Annuity. This choice is a one-time permanent choice. Your Payout Payment annuity option may not be changed later and it may not be exchanged for a cash payment.

- Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

- Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, payments will continue to the Beneficiary for the rest of the guaranteed period.

- Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

- Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for Beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

- Payment for a Designated Period -- payments are made to you for a select number of years between three and 30. Upon your death, payments will continue to your Beneficiary until the designated period is completed. Payment for a designated period is available as a fixed payout option only.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

If a payout option selection is not made at least 30 days before the Payout Date, then:

     -    Payments will be made under the life with guaranteed period option;

     -    The payments will be guaranteed for a 10 year period;

     - The payments will be based on the allocation used for the Participant's Purchase Payments;

     - The Fixed Account Options will be used to distribute payments to the Participant on a fixed payout basis; and

     - The Variable Account Options will be used to distribute payments to the Participant on a variable payout basis.

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value during the Purchase Period if:

     -    allowed under federal and state law; and

     -    allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.


SURRENDER PROCESS


If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.


We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the AIG Retirement Company I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender request for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.


We may defer payment of the surrender value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option surrender value is deferred for 30 calendar days or more.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered during the Purchase Period can be determined as follows:

     Allowed Surrender Value

     EQUALS

     The Account Value next computed after your properly completed request for surrender is received in our Home Office

     MINUS

     Any applicable surrender charge

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

     -    death benefits; and

     -    certain small amounts approved by the State of Florida.

Under the Louisiana State Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount surrendered

     PLUS

     Any surrender charge

     DIVIDED BY

     Your Purchase Units next computed after the written request for surrender is received at our Home Office.

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

EXCHANGE PRIVILEGES

From time to time, we may allow you to exchange an older variable annuity issued by VALIC for a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

DEATH BENEFITS

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

THE PROCESS


VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact an AIG Retirement financial advisor at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.


BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

     -    In a lump sum;

     - In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or

     -    In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

     In the case of a qualified Contract,

          - may delay any distributions until the Annuitant would have reached age 70 1/2; or

          - may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

     In the case of a nonqualified Contract,

          -    may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

     -    In full within 5 years after the year of the Annuitant's death; or

     - By payments beginning within 1 year after the year of the Annuitant's death under:

          1.   A life annuity;

          2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

          3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Payout Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

SPECIAL INFORMATION FOR INDIVIDUAL NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the Contract Owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the Internal Revenue Service (the "IRS"). In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:

     - The Account Value on the date all paperwork is complete and in a form acceptable to VALIC; or

     - 100% of Purchase Payments (to the Fixed and/ or the Variable Account Options)

          MINUS

          The amount of all prior withdrawals and any portion of Account Value applied under a payout option

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the "Payout Period" section of this prospectus.

     - If the life only option or joint and survivor life option was chosen, there will be no death benefit.

     - If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

          1. Receive the present value of any remaining payments in a lump sum;

          2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

          3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

OTHER CONTRACT FEATURES

CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

-    The Contract Owner (except for an individual nonqualified Contract);

-    The Participant; and

-    The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time. Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner, or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

CANCELLATION - THE 10 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

WE RESERVE CERTAIN RIGHTS

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan, if permitted by state law, and to limit the number of outstanding loans.

VOTING RIGHTS

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, subject to any contrary provision in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or After a Death Benefit has been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

- Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

- Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

-    Section 408(b) traditional IRAs;

-    Section 408A Roth IRAs;

- Section 457 deferred compensation plans of governmental and tax-exempt employers;

-    Section 408(k) SEPs and SARSEPs; and

-    Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As noted previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.



Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.



In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.



The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.



As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.


EFFECT OF TAX-DEFERRED ACCUMULATIONS


The chart below compares the results from contributions made to:



     - A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);


     - A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

     -    Taxable accounts such as savings accounts.

                                  (BAR CHART)

                             Nonqualified Contract   Tax-Deferred
           Taxable Account    Tax-Deferred Annuity      Annuity
           ---------------   ---------------------   ------------
10 Years       $16,325              $ 18,128           $ 24,171
20 Years       $45,560              $ 57,266           $ 76,355
30 Years       $97,917              $141,761           $189,015

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                                                               Tax-Favored      Taxable
PAYCHECK COMPARISON                                        Retirement Program   Account
-------------------                                        ------------------   -------
Annual amount available for savings before federal taxes         $2,400         $2,400
Current federal income tax due on Purchase Payments                   0         $ (600)
Net retirement plan Purchase Payments                            $2,400         $1,800


This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.



FINANCIAL STATEMENTS



Financial statements of VALIC, the Separate Account and American Home are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at AIG Retirement Document Control, P.O. Box 15648, Amarillo, Texas 79105 or call us at 1-800-448-2542..


Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.W., Washington D.C. 20549-2102.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


General Information                                                            2
Federal Tax Matters                                                            2
   Economic Growth and Tax Relief Reconciliation Act of 2001                   2
   Tax Consequences of Purchase Payments                                       2
   Tax Consequences of Distributions                                           5
   Special Tax Consequences -- Early Distribution                              6
   Special Tax Consequences -- Required Distributions                          7
   Tax-Free Rollovers, Transfers and Exchanges                                 9
Exchange Privilege                                                            10
Calculation of Surrender Charge                                               11
   Illustration of Surrender Charge on Total Surrender                        11
   Illustration of Surrender Charge on a 10% Partial Surrender Followed by a
      Full Surrender                                                          11
Purchase Unit Value                                                           12
   Illustration of Calculation of Purchase Unit Value                         13
   Illustration of Purchase of Purchase Units                                 13
Payout Payments                                                               13

   Assumed Investment Rate                                                    13
   Amount of Payout Payments                                                  13
   Payout Unit Value                                                          14
   Illustration of Calculation of Payout Unit Value                           14
   Illustration of Payout Payments                                            14
Distribution of Variable Annuity Contracts                                    15
Experts                                                                       15
Comments on Financial Statements                                              15

----------
(* The Independence Plus Contract Series is composed of Contract Forms UIT-585-96 and UITG-585-96.)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                        UNITS OF INTEREST UNDER GROUP AND
                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

                        INDEPENDENCE PLUS CONTRACT SERIES

                       STATEMENT OF ADDITIONAL INFORMATION


                                 FORM N-4 PART B


                                   MAY 1, 2008



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for the Independence Plus Contract Series* dated May 1, 2008 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company") at AIG Retirement Document Control, P.O. Box 15648, Amarillo, Texas 79105 or 1-800-448-2542. Prospectuses are also available on the internet at www.AIGRetirement.com.


                                TABLE OF CONTENTS


General Information                                                            2
Federal Tax Matters                                                            2
   Economic Growth and Tax Relief Reconciliation Act of 2001                   2
   Tax Consequences of Purchase Payments                                       2
   Tax Consequences of Distributions                                           5
   Special Tax Consequences -- Early Distribution                              6
   Special Tax Consequences -- Required Distributions                          7
   Tax-Free Rollovers, Transfers and Exchanges                                 9
Exchange Privilege                                                            10
   Exchanges From Independence Plus Contracts                                 10
Calculation of Surrender Charge                                               11
   Illustration of Surrender Charge on Total Surrender                        11
   Illustration of Surrender Charge on a 10% Partial Surrender Followed
      by a Full Surrender                                                     11
Purchase Unit Value                                                           12
   Illustration of Calculation of Purchase Unit Value                         13
   Illustration of Purchase of Purchase Units                                 13
Payout Payments                                                               13
   Assumed Investment Rate                                                    13
   Amount of Payout Payments                                                  13
   Payout Unit Value                                                          14
   Illustration of Calculation of Payout Unit Value                           14
   Illustration of Payout Payments                                            14
Distribution of Variable Annuity Contracts                                    15
Experts                                                                       15
Comments on Financial Statements                                              15


----------
(* The Independence Plus Contract Series is composed of Contract Forms UIT-585-96 and UITG-585-96.)

                               GENERAL INFORMATION


     Flexible payment Contracts are offered in connection with the prospectus to which this SAI relates. Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. The Contracts are non-participating and will not share in any of the profits of the Company.



                               FEDERAL TAX MATTERS



Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.


     This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

     It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

     For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons as described in section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

     For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. However, these changes were made permanent by the Pension Protection Act of 2006 ("PPA"). Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.




TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.


     For 2008, your elective deferrals are generally limited to $15,500, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $46,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.


     408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2008, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and generally fully deductible in 2007 only by individuals who:



     (i) are not active Participants in another retirement plan, and are not married;



     (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $159,000;



     (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $53,000 or less; or



     (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $85,000 or less.



     Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $10,000 or 100% of the working spouse's earned income, and no more than $5,000 may be contributed to either spouse's IRA for any year. The $10,000 limit increases to $12,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).


     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:


     (i) the lesser of $5,000 ($6,000 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $12,000 if you are both age 50 or older) or 100% of compensation, over


     (ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


     408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2008, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and a full contribution may be made only by individuals who:



     (i)  are unmarried and have adjusted gross income of $101,000 or less; or



     (ii) are married and filing jointly, and have adjusted gross income of $159,000 or less.

     The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $159,000 and $169,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $169,000. Similarly, the contribution is reduced for those who are single with modified AGI between $101,000 and $116,000, with no contribution for singles with modified AGI over $116,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.


     All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and are independent contractors.


     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2008, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $15,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,000 are also permitted for individuals age 50 or older. Generally, however, a participant can not utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.


     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.


     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2008, the employer may contribute up to 25% of your compensation or $46,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.



     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. In 2008, the limit is $15,500. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.






     SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2008, employee salary reduction contributions cannot exceed $10,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

     Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1)  attainment of age 59 1/2;

(2)  severance from employment;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.

     As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

(1)  distributions of Roth 403(b) contributions;

(2)  qualified distributions of earnings on Roth 403(b) contributions and,

(3)  other after-tax amounts in the Contract.


Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified", if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.

     401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

     Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

     403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

     (1)  death;

     (2)  disability;

     (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

     (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and


     (5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.


     Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

     Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

     (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

     (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

     (3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.


     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.


     Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

     (1)  to a Beneficiary on or after the Contract Owner's death;

     (2)  upon the Contract Owner's disability;

     (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

     (4)  made under an immediate annuity contract, or

     (5)  allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform

Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

     (i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

     (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

     The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).


     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.


     A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.

     401(a/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

     (1)  there is no exception for pre-1987 amounts; and

     (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

     A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

     Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.


     At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.


TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)

     403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k). Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

     401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.

     408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.


     408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:


     (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

     (ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.


     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.


     Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.




                               EXCHANGE PRIVILEGE

     From time to time, we may allow you to exchange an older variable annuity issued by VALIC into VALIC's Portfolio Director Plus Fixed and Variable Annuity Product ("Portfolio Director"), a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. You may exchange the Contracts into Portfolio Director as discussed below. See the Portfolio Director prospectus for more details concerning the Portfolio Director investment options and associated fees.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS
(UIT-585 AND UITG-585)

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender in that contract year (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the variable sub-accounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director.

     Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of AIG Retirement Company I. In addition, two fixed investment options are available. Under Portfolio Director 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of AIG Retirement Company I, 15 of which invest in different portfolios of AIG Retirement Company II, and 12 of which invest in other mutual fund portfolios. Three fixed investment options are also available.


     Annuity Options. Annuity options under the Contracts provide for payments on a fixed or variable basis, or a combination of both. The Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

                         CALCULATION OF SURRENDER CHARGE

          The surrender charge is discussed in the prospectus under "Fees and Charges--Surrender Charge." Examples of calculation of the surrender charge upon total and partial surrender are set forth below.

               ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
                               TRANSACTION HISTORY

DATE       TRANSACTION                AMOUNT
----       -----------               -------
10/1/94    Purchase Payment          $10,000
10/1/95    Purchase Payment            5,000
10/1/96    Purchase Payment           15,000
10/1/97    Purchase Payment            2,000
10/1/98    Purchase Payment            3,000
10/1/99    Purchase Payment            4,000
           Total Purchase Payments    39,000
           (Assumes Account Value
           is $50,000)
12/31/99   Total Surrender

     Surrender Charge is lesser of (a) or (b):

a.   Surrender Charge calculated on 36 months of Purchase Payments

1. Surrender Charge against Purchase Payment of 10/1/94                    $    0
2. Surrender Charge against Purchase Payment of 10/1/95 (0.05 X $5,000)    $  250
3. Surrender Charge against Purchase Payment of 10/1/96 (0.05 X $15,000)   $  750
4. Surrender Charge against Purchase Payment of 10/1/97 (0.05 X $2,000)    $  100
5. Surrender Charge against Purchase Payment of 10/1/98 (0.05 X $3,000)    $  150
6. Surrender Charge against Purchase Payment of 10/1/99 (0.05 X $4,000)    $  200
Surrender Charge based on Purchase Payments (1+2+3+4+5+6)                  $1,450

b. Surrender charge calculated on the excess over 10% of the Account Value at the time of surrender:

Account Value at time of surrender         $50,000
Less 10% not subject to surrender charge    -5,000
                                           -------
Subject to surrender charge                 45,000
                                           X   .05
                                           -------
Surrender Charge based on Account Value    $ 2,250   $2,250
Surrender Charge is the lesser of a or b             $1,450
                                                     ------

    ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A
                                 FULL SURRENDER
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

DATE                TRANSACTION             AMOUNT
----      ------------------------------   -------
10/1/94   Purchase Payment                 $ 5,000
10/1/95   Purchase Payment                  15,000
10/1/96   Purchase Payment                   2,000
10/1/97   Purchase Payment                   3,000
10/1/98   Purchase Payment                   4,000
10/1/99   Purchase Payment                  10,000
          10% Partial Surrender (Assumes
             Account Value is $39,000)       3,900
12/1/00   Full Surrender                   $35,100

a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units.

     10% of $39,000=$3,900 [no charge on this 10% withdrawal].

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000-$3,900=$35,100.

c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05=$1,755.

d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05)=$1,450.

                               PURCHASE UNIT VALUE

          Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

          Gross Investment Rate

     =    (EQUALS)

          The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.

     /    (DIVIDED BY)

          The value of the Division for the immediately preceding day on which the values are calculated.

          We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

          Net Investment Rate

     =    (EQUALS)

          Gross Investment Rate (calculated in Step 1)

     -    (MINUS)

          Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

          Purchase Unit Value for that day.

     =    (EQUALS)

          Purchase Unit Value for immediate preceding day.

     x    (MULTIPLIED BY)

          Net Investment Rate (as calculated in Step 2) plus 1.00.

          The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

1. Purchase Unit value, beginning of period .......................   $ 1.800000
2. Value of Fund share, beginning of period .......................    21.200000
3. Change in value of Fund share ..................................      .500000
4. Gross investment return (3) divided by (2) .....................      .023585
5. Daily separate account fee .....................................   $  .000027
                                                                      ----------
6. Net investment return (4)-(5) ..................................      .023558
                                                                      ----------
7. Net investment factor 1.000000+ (6) ............................   $ 1.023558
                                                                      ----------
8. Purchase Unit value, end of period (1) X (7) ...................   $ 1.842404
                                                                      ----------

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

1. First Periodic Purchase Payment ................................   $  100.00
2. Purchase Unit value on effective date of purchase
      (see Example above) .........................................   $1.800000
3. Number of Purchase Units purchased (1) divided by (2) ..........      55.556
4. Purchase Unit value for valuation date following purchase
      (See Example above) .........................................   $1.842404
                                                                      ---------
5. Value of Purchase Units in account for valuation date following
      purchase (3) X (4) ..........................................   $  102.36
                                                                      ---------

                                 PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 4 1/2% or 5% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed Payout Payment.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

Example:

1. Payout Unit value, beginning of period .........................   $ .980000
2. Net investment factor for Period (see Example 3) ...............    1.023558
3. Daily adjustments for 3 1/2% Assumed Investment Rate ...........     .999906
4. (2) X (3) ......................................................    1.023462
5. Payout Unit value, end of period (1) X (4) .....................   $1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

Example: Annuitant age 65, Life Annuity with 120 Payments Certain

1. Number of Purchase Units at Payout Date ........................    10,000.00
2. Purchase Unit value (see Example 3) ............................   $ 1.800000
3. Account Value of Contract (1) X (2) ............................   $18,000.00
4. First monthly Payout Payment per $1,000 of Account Value .......   $     5.63
5. First monthly Payout Payment (3) X (4) (division sign)1,000 ....   $   101.34
6. Payout Unit value (see Example 8) ..............................   $  .980000
7. Number of Payout Units (5)(division sign) (6) ..................   $  103.408
8. Assume Payout Unit value for second month equal to .............   $  .997000
9. Second monthly Payout Payment (7) X (8) ........................   $   103.10
10. Assume Payout Unit value for third month equal to .............   $  .953000
11. Third monthly Payout Payment (7)X(10) .........................   $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia. The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of Financial Industry Regulatory Authority ("FINRA"). The principal underwriter for the VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. The Distributor was formerly known as A. G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation and is a member of FINRA.


     The licensed agents who sell the Contracts will be compensated for such sales by commissions, ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.


     Pursuant to its underwriting agreement with the Distributor and the VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2005, 2006 and 2007 were $1,717,280, 1,596,032 and $1,429,843, respectively. The
Distributor retained $0 in commissions for those same years.



EXPERTS



The consolidated Balance sheets of The Variable Annuity Life Insurance Company as of December 31, 2007 and 2006 and the consolidated statements of income and comprehensive income, and cash flows for the three years then ended December 31, 2007 and the statement of net assets of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2007 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years then ended December 31, 2007, all included in this registration statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.



          The statutory statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2007 and 2006, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the three years in the period ended December 31, 2007, are also presented in the Statement of Additional Information, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.



COMMENTS ON FINANCIAL STATEMENTS


     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     Divisions Four, Five, Six, Seven, Eight, 10C, 11, 12, 13 and 14 are the only Divisions available under the Contracts described in the prospectus.

     You should only consider the financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee with respect to contracts with a date of issue of December 29, 2006 or earlier.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                   Page
                                                                 Number(s)
                                                                 ---------
      Report of Independent Registered Public Accounting Firm        1

      Consolidated Balance Sheet-December 31, 2007 and 2006        2 to 3

      Consolidated Statement of Income-Years Ended
      December 31, 2007, 2006 and 2005                               4

      Consolidated Statement of Cash Flows-Years Ended
      December 31, 2007, 2006 and 2005                            5 to 6

      Consolidated Statement of Comprehensive Income-Years Ended
      December 31, 2007, 2006 and 2005                               7

      Notes to Consolidated Financial Statements                  8 to 38

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of cash flows and of comprehensive income
(loss) present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Houston, Texas
April 18, 2008

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET


                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
ASSETS

Investments and cash
   Cash                                                 $   303      $   108
   Short-term investments                                    65           20
   Bonds, notes and redeemable preferred stocks:
       Available for sale, at fair value
         (amortized cost: 2007-$24,870;
         2006-$27,327)                                   24,944       27,735
       Hybrid securities, at fair value
         (amortized cost: 2007-$78; 2006-$106)               84          103
       Trading securities, at fair value (cost:
         2007-$110; 2006-$136)                              109          133
   Common stocks and non-redeemable preferred
     stocks:
       Available for sale, at fair value (cost:
         2007-$61; 2006-$29)                                100           65
       Trading securities, at fair value (cost:
         2007-$1; 2006-$1)                                    1            1
   Mortgage and other loans receivable                    4,423        3,412
   Policy loans                                           1,042        1,007
   Partnerships and other invested assets                 3,092        2,126
   Securities lending collateral, at fair value
     (cost: 2007-$9,721; 2006-$10,036)                    9,063       10,036
                                                        -------      -------
   Total investments and cash                            43,226       44,746

   Variable annuity assets held in separate
     accounts                                            29,470       27,262
   Accrued investment income                                392          415
   Deferred acquisition costs and cost of
     insurance purchased                                  1,989        1,851
   Deferred bonus interest                                   83           45
   Income taxes receivable                                   10            8
   Receivable from brokers                                   60           31
   Other assets                                              90           81
                                                        -------      -------
   TOTAL ASSETS                                         $75,320      $74,439
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)


                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
 LIABILITIES AND SHAREHOLDER'S EQUITY

 Reserves, payables and accrued liabilities
    Reserves for fixed annuity contracts                $30,495      $30,693
    Securities lending payable                            9,843       10,036
    Payable to brokers                                        9            4
    Other liabilities                                       386          327
                                                        -------      -------
    Total reserves, payables and accrued liabilities     40,733       41,060

 Variable annuity liabilities related to separate
   accounts                                              29,470       27,262

 Deferred income taxes                                      588          886
                                                        -------      -------
    Total liabilities                                    70,791       69,208
                                                        -------      -------
 Shareholder's equity
    Common stock, $1 par value; 5,000,000 shares
      authorized; shares issued 2007 and
      2006--3,575,000                                         4            4
    Additional paid-in capital                            1,648        1,613
    Retained earnings                                     3,094        3,336
    Accumulated other comprehensive income (loss)          (217)         278
                                                        -------      -------
    Total shareholder's equity                            4,529        5,231
                                                        -------      -------
 TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY             $75,320      $74,439
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENT OF INCOME


                                                       Years Ended December 31,
                                                       ------------------------
                                                        2007     2006    2005
                                                       ------   ------  ------
                                                            (In millions)

 REVENUES
    Investment income                                  $2,280   $2,299  $2,219
    Fee income
        Variable annuity fees                             350      307     285
        Other fee income                                   97       78      67
    Net realized investment losses                       (452)    (156)    (37)
                                                       ------   ------  ------
    Total revenues                                      2,275    2,528   2,534
                                                       ------   ------  ------
 BENEFITS AND EXPENSES

    Interest credited to fixed annuity contracts        1,173    1,157   1,137
    General and administrative expenses, net of
      deferrals                                           171      155     144
    Amortization of deferred acquisition costs,
      cost of insurance purchased and deferred
      bonus interest                                      150      118      93
    Annual commissions, net of deferrals                   77       75      82
    Guaranteed minimum death benefits                       3        3       5
                                                       ------   ------  ------
    Total benefits and expenses                         1,574    1,508   1,461
                                                       ------   ------  ------
 PRETAX INCOME                                            701    1,020   1,073

 Income tax expense                                       207      325     339
                                                       ------   ------  ------
 NET INCOME                                            $  494   $  695  $  734
                                                       ======   ======  ======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS


                                                     Years Ended December 31,
                                                    --------------------------
                                                      2007     2006     2005
                                                    -------  -------  --------
                                                           (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                       $   494  $   695  $    734
   Adjustments to reconcile net income to net
     cash provided by operating activities:
       Interest credited to fixed annuity
         contracts                                    1,173    1,157     1,137
       Net realized investment losses                   452      156        37
       Equity in income of partnerships and
         other invested assets                         (163)    (153)      (66)
       Amortization of premium and discount on
         securities                                     (73)     (58)      (53)
       Provision for deferred income taxes               (5)      37        67
   Changes in:
       Trading securities, at fair value                 24       15      (133)
       Hybrid securities, at fair value                  19       30         -
       Accrued investment income                         23        8        (2)
       Deferred acquisition costs                       (74)     (73)      (79)
       Income taxes currently receivable/
         payable                                         (2)     (15)       23
       Other liabilities                                 69       19        28
   Other, net                                           (14)       9        10
                                                    -------  -------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES             1,923    1,827     1,703
                                                    -------  -------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
   Purchases and issuances of:
       Bonds, notes and redeemable preferred
         stocks                                      (6,838)  (6,498)  (19,969)
       Mortgage loans                                (1,395)  (1,142)     (530)
       Other investments, excluding short-term
         investments                                 (3,687)  (2,745)   (2,034)
   Sales of:
       Bonds, notes and redeemable preferred
         stocks                                       7,711    6,272    18,936
       Other investments, excluding short-term
         investments                                  2,926    2,197     1,543
   Redemptions and maturities of:
       Bonds, notes and redeemable preferred
         stocks                                       1,265    1,219     1,126
       Mortgage loans                                   415      274       334
   Change in short-term investments                     (45)      14        22
   Change in securities lending collateral              159     (293)     (457)
                                                    -------  -------  --------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                            511     (702)   (1,029)
                                                    -------  -------  --------

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)


                                                      Years Ended December 31,
                                                     -------------------------
                                                       2007     2006     2005
                                                     -------  -------  -------
                                                           (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
   Deposits on fixed annuity contracts               $ 2,437  $ 2,401  $ 2,602
       Net exchanges to (from) the fixed
         accounts of variable annuity contracts          (90)     218      251
   Withdrawal payments on fixed annuity
     contracts                                        (3,533)  (3,387)  (3,407)
   Claims and annuity payments on fixed annuity
     contracts                                          (195)    (198)    (172)
   Change in securities lending payable                 (193)     293      457
   Capital contributions from Parent                      35        -        -
   Dividends paid to Parent                             (700)    (400)    (400)
                                                     -------  -------  -------
NET CASH USED IN FINANCING ACTIVITIES                 (2,239)  (1,073)    (669)
                                                     -------  -------  -------
NET INCREASE IN CASH                                     195       52        5

CASH AT BEGINNING OF PERIOD                              108       56       51
                                                     -------  -------  -------
CASH AT END OF PERIOD                                $   303  $   108  $    56
                                                     =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION

   Income taxes paid                                 $   216  $   303  $   243
                                                     =======  =======  =======
   Non-cash activity:

       Bonus interest credited to reserve for
         annuity contracts                           $    38  $    28  $     4
                                                     =======  =======  =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)


                                                       Years Ended December 31,
                                                       ------------------------
                                                         2007      2006   2005
                                                       -------    -----  -----
                                                           (In millions)

  NET INCOME                                           $   494    $ 695  $ 734

  OTHER COMPREHENSIVE INCOME (LOSS)
     Net unrealized losses on invested assets arising
       during the current period                        (1,105)    (299)  (791)
     Deferred income tax benefit on above changes          393      117    283
     Reclassification adjustment for net realized
       losses included in net income                       235      132     59
     Deferred income tax expense on above changes          (84)     (52)   (21)
     Adjustment to deferred acquisition costs and
       deferred bonus interest                             102       65    195
     Deferred income tax expense on above changes          (36)     (25)   (70)
                                                       -------    -----  -----
  OTHER COMPREHENSIVE LOSS                                (495)     (62)  (345)
                                                       -------    -----  -----
  COMPREHENSIVE INCOME (LOSS)                          $    (1)   $ 633  $ 389
                                                       =======    =====  =====

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

   The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

   USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates.

   The Company considers its most critical accounting estimates to be those with respect to future policy benefits for life and accident and health contracts, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs (DAC), fair value

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments.

   During the second half of 2007, disruption in the global credit markets, coupled with the repricing of credit risk, and the U.S. housing market deterioration, particularly in the fourth quarter, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets and the obligations and collateral relating to certain financial instruments issued or held by the Company.

   CASH: Cash represents cash on hand and all highly liquid investments purchased with an original maturity of three months or less.

   INVESTMENTS: Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments maturing within one year, such as commercial paper.

   Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at fair value. Changes in unrealized gains and losses, net of tax and their effect on amortization of deferred acquisition costs and other deferred expenses, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

   If a security includes terms affecting cash flows or exchanges under the contract and have economic characteristics and risks not clearly and closely related to the economic characteristics and risks of the security, those terms are considered an embedded derivative and are accounted for separately. Embedded derivatives are carried at fair value with unrealized gains and losses reflected in income.

   The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable at the acquisition or issuance date.

   Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income.

   The Company evaluates its investments for other-than-temporary impairment in accordance with its accounting policy. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognized requires the judgment of the Company's management and a continual review of its investments.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company evaluates its investments for other-than-temporary impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

   . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

   . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or
      (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

   . The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

   The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary.

   At each balance sheet date, the Company evaluates its securities holdings with unrealized losses. When the Company does not intend to hold such securities until they have recovered their cost basis, based on the circumstances at the date of evaluation, the Company records the unrealized loss in income. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

   In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not credit or foreign exchange related, the Company generally accretes the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

   Mortgage and other loans are carried at amortized unpaid balances, net of provisions for estimated losses, plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2007 and 2006. Policy loans are carried at unpaid balances.

   Partnerships consist of investments in hedge funds and limited partnerships. Partnerships in which the Company holds less than a five

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

   Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust"). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

   Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

   DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet within Payable to brokers. At December 31, 2007 and 2006, the Company had no dollar roll agreements outstanding.

   SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through an agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY collateral when necessary to ensure that the collateral received is maintained at a minimum of 102% of the value of the loaned securities (105% for cross-currency loans). The collateral is held in a separate custodial account for the beneficial interest of the Company and other affiliated lenders, and is not is not available for the general use of the Company. The collateral is reinvested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities are carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities. Unrealized gains and losses on these collateral investments are reflected within accumulated other comprehensive income
   (loss), net of income tax in consolidated shareholders' equity. Securities lending collateral investments are subject to review for other-than-temporary impairment in a manner consistent with other available-for-sale fixed maturity securities. The Company's allocated portion of income earned on the collateral investments, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income. The Company's allocated portion of any realized investment gains or losses on the collateral investments are recorded in the consolidated statement of income.

   The fair values of securities subject to securities lending agreements were $9.66 billion and $9.80 billion as of December 31, 2007 and 2006, respectively, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the consolidated balance sheet at the respective balance sheet dates.

   DERIVATIVE FINANCIAL INSTRUMENTS: The Company reports all derivatives at fair value in other invested assets or other liabilities, as applicable, in the consolidated balance sheet.

   The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest and currency rates on certain investment securities.

   Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company believes that such hedging activities have been and remain economically effective, but do not qualify for hedge accounting. As a result, changes in the fair value of swaps are recognized in realized investment gains and losses effective January 1, 2005.

   The Company buys and sells short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

   The Company issues riders that offer guaranteed minimum withdrawal benefit ("GMWB") living benefits on certain variable annuity products. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMWB is considered

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY an embedded derivative that is required to be bifurcated from the host contract and carried at fair value. The fair value of the GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable input such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market through matrix pricing that utilizes observable market inputs. The GMWB and index options are reported in reserves or fixed annuity contracts in the consolidated balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment gains (loss) in the accompanying consolidated statement of income and comprehensive income.

   The GMWB is a feature that provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could results in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided. The Company purchases options on the S&P 500 index and futures of U.S. Treasury securities to partially offset this risk.

   DEFERRED ACQUISITION COSTS ("DAC") AND OTHER DEFERRED EXPENSES: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

   The Company currently offers enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain of its products. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

   The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in deferred acquisition costs and cost of insurance purchased in the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 4.5% in

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   2007, 2006 and 2005. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

   The Company reviews the carrying value of DAC, CIP and deferred bonus interest on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

   AMORTIZATION OF DAC AND OTHER DEFERRED EXPENSES: DAC, CIP and deferred bonus interest are amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. Amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

   As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

   The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

   VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
   ACCOUNTS: The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as Variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in Variable annuity fees in the consolidated statement of income.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with FAS
   No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

   Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income, as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

   RESERVES FOR GUARANTEED BENEFITS: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit ("GMDB") that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

   The Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY guarantees are included in guaranteed minimum death benefits in the consolidated statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The Company introduced a guaranteed minimum withdrawal benefit ("GMWB") in June of 2006 to certain variable annuity contracts. The GMWB is an optional feature that guarantees periodic partial withdrawals that in total equal the guaranteed benefit, even if the accumulation value of the contract falls to zero as a result of adverse investment performance.

   In addition, the Company is a coinsurer for the guaranteed minimum income benefit ("GMIB") and GMWB on certain variable annuity contracts issued by American Life Insurance Company ("ALICO"), an AIG subsidiary.

   NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

       . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

       . Dividend income and distributions from common and preferred stock and other investments when receivable.

       . Earnings from partnership investments accounted for under the equity method.

   FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios. Surrender charges are assessed on withdrawals occurring during the surrender charge period. Net retained commissions are recognized as income on a trade date basis.

   NET RE ALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

       . Sales of fixed maturities, equity securities, securities lending invested collateral and other types of investments.

       . Reductions to the cost basis of fixed maturities, equity securities, securities lending invested collateral and other types of investments for other-than-temporary impairments.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

       .  Changes in fair value of derivative assets and liabilities.

       . Exchange gains and losses resulting from foreign exchange transactions.

   INCOME TAXES: For the tax year ending December 31, 2007, the Company will be included in the filing of a consolidated federal tax return with AIG and its subsidiaries. The Company has a written agreement with AIG setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AIG agrees not to charge the Company a greater portion of the tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AIG agrees to reimburse the Company for the tax benefits from net losses, if any, which are not usable by the Company and are used by other members of the consolidated group within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

   RECENTLY ISSUED ACCOUNTING STANDARDS:

   In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. SOP 05-1 became effective on January 1, 2007 and generally affects the accounting for internal replacements occurring after that date. The adoption did not have any effect on the consolidated financial position or results of operations of the Company.

   In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments, an amendment of FAS 133 and FAS 140" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company elected to early adopt FAS 155 as of January 1, 2006, and apply FAS 155 fair value measurement to certain hybrid financial instruments in the Company's available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $2.6 million after-tax ($4.1 million pre-tax) increase to opening retained earnings as of January 1, 2006, representing the difference between the fair value of these hybrid financial instruments and the prior carrying value as of December 31, 2005. The effect of adoption on after-tax gross gains and losses was $4.9 million ($7.7 million pre-tax) and $2.3 million ($3.6 million pre-tax), respectively.

   In connection with the Company's early adoption of FAS 155, hybrid financial instruments of $102.6 million at December 31, 2006 are now carried at fair value. The effect on earnings for 2006, for changes in the fair value of hybrid financial instruments, was a pre-tax loss of $4.3 million and is reflected in investment income in the consolidated statement of income.

   In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted the FIN 48 on January 1, 2007. However, the adoption of FIN 48 had no impact on the Company's consolidated financial condition or its consolidated results of operations.

   In July 2006, the FASB issued FASB Staff Position ("FSP") No. 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any FIN 48 uncertain tax position related to the lease. FSP 13-2 is effective for fiscal years beginning after December 15, 2006. The Company adopted FSP 13-2 on
   January 1, 2007. Upon adoption, the Company recorded a $36.2 million decrease in the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting. The adoption of this guidance did not have a material effect on the Company's results of operations in 2007.

   FUTURE APPLICATION OF ACCOUNTING STANDARDS:

   In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 nullifies the guidance in Emerging Issue Task Force ("EITF") 02-3, "Issues Involved in Accounting and Derivative Contracts Held for Trading Purposes and

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Contracts Involved in Energy Trading and Risk Management Activities" that precluded the recognition of a trading profit at the inception of a derivative contract unless the fair value of such contract was obtained from a quoted market price or other valuation technique incorporating observable market data. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. FAS 157 will be effective January 1, 2008.

   FAS 157 primarily affected the fair value measurement of the embedded derivatives within the Company's GMWB living benefits. The adoption of FAS 157 did not have a material effect on the Company's consolidated financial condition or its consolidated results of operations.

   In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The Company adopted FAS 159 on January 1, 2008, its required effective date. As of January 1, 2008, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

   In December 2007, the FASB issued FAS No. 141 (revised 2007), "Business Combinations" ("FAS141(R)"). FAS 141(R) changes the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations, requiring an acquirer to recognize 100 percent of the fair values of assets acquired, liabilities assumed, and noncontrolling interests in acquisitions of less than a 100 percent controlling interest when the acquisition constitutes a change in control of the acquired entity, recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, and recognizing preacquisition loss and gain contingencies at their acquisition-date fair values, among other changes.

   FAS 141(R) is required to be adopted for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company). Early adoption is prohibited. The Company is evaluating the effect FAS 141(R) will have on its consolidated financial statements.

   In December 2007, the FASB issued FAS No. 160, "Noncontrolling interests in Consolidated Financial Statements", an amendment of ARB No. 51 ("FAS 160"). FAS 160 requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of consolidated shareholders' equity. FAS 160 also establishes accounting rules for subsequent acquisitions and sales of noncontrolling interests

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY and how noncontrolling interests should be presented in the consolidated statement of income. The noncontrolling interests' share of subsidiary income should be reported as a part of consolidated net income with disclosure of the attribution of consolidated net income to the controlling and noncontrolling interests on the face of the statement of income.

   FAS 160 is required to be adopted in the first annual reporting period beginning on or after December 15, 2008 (January 1, 2009 for the Company) and earlier application is prohibited. FAS 160 must be adopted prospectively, except that noncontrolling interests should be reclassified from liabilities to a separate component of shareholder's equity and consolidated net income should be recast to include net income attributable to both controlling and noncontrolling interests retrospectively.

   In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities", an amendment of FAS No. 133 ("FAS 161"). FAS 161 amends and expands the disclosure requirements of Statement 133 with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and
   (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 will be effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. FAS 161 encourages, but does not require, comparative disclosures for earlier periods at initial adoption. The Company is currently assessing the effect of implementing this statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS


   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category and securities lending collateral follow:

                                      December 31, 2007                         December 31, 2006
                          ----------------------------------------- -----------------------------------------
                                      Gross      Gross    Estimated             Gross      Gross    Estimated
                          Amortized Unrealized Unrealized   Fair    Amortized Unrealized Unrealized   Fair
                            Cost      Gains      Losses     Value     Cost      Gains      Losses     Value
                          --------- ---------- ---------- --------- --------- ---------- ---------- ---------
Securities of the United
  States government        $     7     $  -     $     -    $     7   $    29     $  -      $   -     $    29
Securities of foreign
  governments                  302       18          (6)       314       297       25         (4)        318
Corporate bonds and notes   11,875      494        (154)    12,215    13,803      476       (121)     14,158
Mortgage-backed
  securities                 9,435      106        (369)     9,172     9,579       85       (100)      9,564
Other debt securities        2,906       89        (101)     2,894     3,251       89        (34)      3,306
Affiliated securities          317        -          (4)       313       337        1         (9)        329
Redeemable preferred
  stocks                        28        1           -         29        31        1         (1)         31
                           -------     ----     -------    -------   -------     ----      -----     -------
Total fixed maturity
  securities                24,870      708        (634)    24,944    27,327      677       (269)     27,735
Common and
  non-redeemable
  preferred stocks              61       39           -        100        29       37         (1)         65
Securities lending
  collateral                 9,721        -        (658)     9,063    10,036        -          -      10,036
                           -------     ----     -------    -------   -------     ----      -----     -------
Total                      $34,652     $747     $(1,292)   $34,107   $37,392     $714      $(270)    $37,836
                           =======     ====     =======    =======   =======     ====      =====     =======

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2007, follow:

                                                           Amortized Estimated
                                                             Cost    Fair Value
                                                           --------- ----------
                                                              (In millions)
Due in one year or less                                     $   231   $   235
Due after one year through five years                         3,458     3,610
Due after five years through ten years                        7,232     7,286
Due after ten years                                           4,514     4,641
Mortgage-backed securities                                    9,435     9,172
                                                            -------   -------
   Total                                                    $24,870   $24,944
                                                            =======   =======

   Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and on securities lending collateral and presents the length of time that individual securities have been in a continuous unrealized loss position.

                              Less than 12 months 12 Months or More        Total
(In millions)                 -----------------   -----------------  -----------------
                               Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
                               Value     Losses    Value    Losses    Value    Losses
                              -------  ---------- ------- ---------- ------- ----------
At December 31, 2007:
Foreign government            $    82    $  (4)   $    24   $  (2)   $   106  $    (6)
Corporate bonds and notes       2,583      (60)     1,800     (94)     4,383     (154)
Mortgage-backed securities      2,091     (212)     2,606    (157)     4,697     (369)
Other debt securities             807      (56)       650     (45)     1,457     (101)
Affiliated securities             154        -        110      (4)       264       (4)
Securities lending collateral   8,498     (598)       565     (60)     9,063     (658)
                              -------    -----    -------   -----    -------  -------
   Total                      $14,215    $(930)   $ 5,755   $(362)   $19,970  $(1,292)
                              =======    =====    =======   =====    =======  =======
At December 31, 2006:
Foreign government            $     6    $  (4)   $     -   $   -    $     6  $    (4)
Corporate bonds and notes         540      (12)     4,112    (109)     4,652     (121)
Mortgage-backed securities        524       (3)     5,848     (97)     6,372     (100)
Other debt securities             195       (2)       996     (32)     1,191      (34)
Affiliated securities               -        -        142      (9)       142       (9)
Redeemable preferred stocks        12       (1)         -       -         12       (1)
                              -------    -----    -------   -----    -------  -------
   Total                      $ 1,277    $ (22)   $11,098   $(247)   $12,375  $  (269)
                              =======    =====    =======   =====    =======  =======

   As of December 31, 2007, the Company held 2,272 of individual bonds and other investments that were in an unrealized loss position, of which 513 individual investments were in an unrealized loss position continuously for 12 months or more.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                                         Years Ended December 31,
                                                         -----------------------
                                                          2007     2006    2005
                                                          -----   -----   -----
                                                            (In millions)
  Gross realized investment gains (losses) from
    sales of available for sale securities:
     Bonds, notes and redeemable preferred stocks
       available for sale
         Realized gains                                  $  69    $  69   $ 139
         Realized losses                                  (102)     (59)   (152)
     Common and non-redeemable preferred stocks
         Realized gains                                     11       12      28
         Realized losses                                     -        -       -

  Net realized investment gains (losses) of other assets:

     Mortgage and other loans                                -        -       1

     Partnerships and other invested assets                  6       (9)      -

     Derivative instruments                                (33)     (39)      7

     Securities lending collateral                        (156)       -       -

     Impairment writedowns                                (247)    (130)    (60)
                                                          -----   -----   -----
  Total net realized investment gains (losses)
    before taxes                                         $(452)   $(156)  $ (37)
                                                          =====   =====   =====

   The Company recorded other-than-temporary impairment charges of $369 million (including $122 million allocated to securities lending collateral), $130 million and $60 million in 2007, 2006 and 2005, respectively. See Note 2 herein for the Company's other-than-temporary impairment accounting policy.

   Realized losses on securities lending collateral include pretax realized losses due to other-than-temporary declines in the value of securities lending collateral investments, primarily on residential mortgage-backed securities.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The sources and related amounts of investment income were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2007     2006    2005
                                                       ------   ------  ------
                                                            (In millions)
  Bonds, notes and redeemable preferred
    stocks--non-affiliated                             $1,716   $1,837  $1,848
  Bonds, notes and redeemable preferred
    stocks--affiliated                                     20       21      14
  Common stocks and non-redeemable preferred stocks         6        1       1
  Mortgage and other loans                                265      192     195
  Partnerships                                            183      175      89
  Policy loans                                             56        -       -
  Other invested assets                                    31       57      62
  Short-term investments                                   22       31      23
  Less: investment expenses                               (19)     (15)    (13)
                                                       ------   ------  ------
     Total investment income                           $2,280   $2,299  $2,219
                                                       ======   ======  ======

   At December 31, 2007, the Company's investments included one investment in a single entity that exceeded 10% of the Company's consolidated shareholder's equity. This investment was in a highly-rated mortgage-backed security.

   At December 31, 2007, bonds, notes and redeemable preferred stocks included $2.45 billion of bonds that were rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 18 industries with approximately 23% in consumer noncyclical, 13% in communications, 12% in basic industrial, 10% in consumer cyclical and 10% in electric utilities. No other industry concentration constituted more than 10% of these assets.

   At December 31, 2007, mortgage loans were collateralized by properties located in 33 states and Washington D.C., with loans totaling approximately 25% of the aggregate carrying value of the portfolio secured by properties located in California and 12% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

   At December 31, 2007, the type of property collateralizing the mortgage loan portfolio was approximately 40% office, 20% retail, 15% residential, 13% multi-family and 12% industrial and other types.

   At December 31, 2007, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $37.1 million.

   At December 31, 2007, $2.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

4. DERIVATIVE FINANCIAL INSTRUMENTS


   The Company's derivative financial instruments were as follows:

                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
 Related to investment securities:
    Interest rate swap agreements
        Notional amount                                   $ 33         $ 33
        Fair value                                           -           (1)

    Currency swap agreements
        Notional amount                                    360          372
        Fair value                                         (73)         (46)

    Related to policyholder liabilities:
      Call options
        Fair value                                           2            -
    Put options
        Fair value                                           3            -

   The Company recorded the following in net realized investment gains (losses) in the statement of income:

                                                       Years Ended December 31,
                                                       -----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                        (In millions)
        Net change in fair value of derivative
          financial instruments                        $(33)    $(21)    $(3)

   The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate and currency swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

   The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

   CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

   BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company obtains market price data to value financial instruments whenever such information is available. Market price data generally is obtained from market exchanges or dealer quotations. The types of instruments valued based on market price data include G-7 government and agency securities, equities listed in active markets, and investments in publicly traded mutual funds with quoted market prices.

   The Company estimates the fair value of fixed income instruments not traded in active markets by referring to traded securities with similar attributes and using a matrix pricing methodology. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, and other relevant factors. The types of fixed income instruments not traded in active markets include non-G-7 government securities, municipal bonds, certain hybrid financial instruments, most investment-grade and high-yield corporate bonds, and most mortgage- and asset-backed products.

   COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: The Company initially estimates the fair value of equity instruments not traded in active markets by reference to the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity capital markets, and changes in financial ratios or cash flows.

   For equity and fixed income instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   MORTGAGE AND OTHER LOANS RECEIVABLE: Fair values of the Company's mortgage loans are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

   POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

   PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities. Fair value of derivative assets is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   SECURITIES LENDING COLLATERAL: Securities lending collateral is invested in short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturity securities are carried at fair value, which is based principally on independent pricing services, broker quotes and other independent information, consistent with the valuation of other fixed maturity securities.

   VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

   SECURITIES LENDING PAYABLE: The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

   DERIVATIVE LIABILITIES: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The estimated fair values of the Company's financial instruments at December 31, 2007 and 2006, compared with their respective carrying values, are as follows:

                                                               Carrying  Fair
                                                                Value    Value
                                                               -------- -------
                                                                (In millions)
 December 31, 2007:

 ASSETS
    Cash and short-term investments                            $   368  $   368
    Bonds, notes and redeemable preferred stocks                24,944   24,944
    Hybrid securities                                               84       84
    Trading securities--Bonds                                      109      109
    Common and non-redeemable preferred stocks                     100      100
    Trading securities--Common stocks                                1        1
    Mortgage and other loans                                     4,423    4,471
    Policy loans                                                 1,042    1,061
    Partnerships and other invested assets                       3,092    3,092
    Securities lending collateral                                9,063    9,063
    Variable annuity assets held in separate accounts           29,470   29,970

 LIABILITIES
    Reserves for fixed annuity contracts                        30,495   29,219
    Derivative liabilities                                          73       73
    Securities lending payable                                   9,843    9,843
    Variable annuity liabilities related to separate accounts 29,470 29,470 December 31, 2006:

 ASSETS
    Cash and short-term investments                            $   128  $   128
    Bonds, notes and redeemable preferred stocks                27,735   27,735
    Hybrid securities                                              103      103
    Trading securities-Bonds                                       133      133
    Common and non-redeemable preferred stocks                      65       65
    Trading securities--Common stocks                                1        1
    Mortgage loans                                               3,412    3,485
    Policy loans                                                 1,007      979
    Partnerships and other invested assets                       2,126    2,126
    Securities lending collateral                               10,036   10,036
    Variable annuity assets held in separate accounts           27,262   27,262

 LIABILITIES
    Reserves for fixed annuity contracts                        30,693   28,410
    Derivative liabilities                                          48       48
    Securities lending payable                                  10,036   10,036
    Variable annuity liabilities related to separate accounts   27,262   27,262

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

6. DAC, CIP AND DEFERRED BONUS INTEREST


   Activity in DAC, CIP and deferred bonus interest was as follows:

                                                               Deferred
                                                       DAC and  bonus
                                                         CIP   interest  Total
(In millions)                                          ------- -------- ------
Balance at January 1, 2005                             $1,466    $19    $1,485

Deferrals                                                 168      4       172
Amortization related to operations                       (103)    (1)     (104)
Amortization related to net realized investment losses     11      -        11
Effect of net unrealized losses on securities             195      -       195
                                                       ------    ---    ------
Balance at December 31, 2005                            1,737     22     1,759

Deferrals                                                 162     28       190
Amortization related to operations                       (131)    (3)     (134)
Amortization related to net realized investment losses     16      -        16
Effect of net unrealized (gains) losses on securities      67     (2)       65
                                                       ------    ---    ------
Balance at December 31, 2006                            1,851     45     1,896

Deferrals                                                 186     38       224
Amortization related to operations                       (181)    (3)     (184)
Amortization related to net realized investment losses     33      1        34
Effect of net unrealized losses on securities             100      2       102
                                                       ------    ---    ------
Balance at December 31, 2007                           $1,989    $83    $2,072
                                                       ======    ===    ======

   The Company adjusts amortization (an "unlocking") when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions annually. In 2007 and 2006, DAC amortization was decreased by $2.4 million and $2.5 million, respectively, to reflect changes in the projected annuity deposits and revenues. In 2005, DAC amortization was increased by $3.1 million to reflect a higher lapse rate on a specialty block of business due to the termination of a marketing arrangement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

7. RESERVES FOR GUARANTEED BENEFITS


   Details concerning the Company's exposure related to guaranteed benefits were as follows:

                                                             December 31,
                                                          ---------------------
                                                             2007       2006
                                                          -----------  -------
                                                          (Dollars in millions)
   In the event of death (GMDB):
      Account value                                       $    47,477  $45,818
      Net amount at risk /(a)/                                    951    1,224
      Average attained age of contract holders                     57       56
      Range of guaranteed minimum return rates                  2%-3%    2%-3%

   Annual withdrawals at specified date (GMWB):
      Account value                                       $     1,157  $     -
      Net amount at risk /(b)/                                     30        -
      Weighted average period remaining until guaranteed
        payment                                            19.6 years        -

  /(a)/Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

  /(b)/Net amount at risk represents the guaranteed benefit exposure in excess of the current value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.

   The following summarizes the reserves for guaranteed benefits on variable contracts, which includes GMWB accounted for under FAS 133 and GMDB accounted for under SOP 03-1 which is reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                             2007 2006   2005
                                                             ---- ---- ----
                                                               (In millions)
 Balance at January 1                                        $ 1  $ 1  $ 3/(c)/
 Guaranteed benefits incurred                                 12    3    3
 Guaranteed benefits paid                                     (3)  (3)  (5)
                                                             ---  ---  ---
 Balance at December 31                                      $10  $ 1  $ 1
                                                             ===  ===  ===

  /(c)/Reflects the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The following assumptions and methodology were used to determine the reserves for guaranteed benefits at December 31, 2007, 2006 and 2005:

   . Data used was 1,000 stochastically generated investment performance scenarios.

   .  Mean investment performance assumption was 10%.

   .  Volatility assumption was 16%.

   .  Mortality was assumed to be 70% of the 1983a actuarial table.

   . Lapse rates vary by contract type and duration and range from 7% to 13% with an average of 10%.

   .  The discount rate was 3% to 7% with an average of 6%.

8. REINSURANCE

   On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), the Company entered into modified coinsurance and coinsurance reinsurance agreements with American Life Insurance Company ("ALICO"), pertaining to certain policies written via its branch in Japan. ALICO is a wholly owned, Delaware domiciled subsidiary of AIG. The Company assumes liability for a quota share portion of contracts issued by ALICO that include a Guaranteed Minimum Income Benefit under Agreement 1 and a Guaranteed Minimum Withdrawal Benefit under Agreement 2. The contracts assumed also include a Guaranteed Minimum Death Benefit provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100% quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100% quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50% quota share percentage under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but either party may terminate either agreement as to new business with one hundred eighty day written notice to either party. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. As of December 31, 2007, the reserves for the GMIB, GMWB and GMDB were not significant to the Company's consolidated results of operations or financial condition.

   All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition.

9. COMMITMENTS AND CONTINGENT LIABILITIES

   At December 31, 2007, the Company had unfunded commitments totaling $796.6 million, of which $646.0 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so. The remaining unfunded commitments include $58.1 million associated with investments in mortgage loans and $92.5 million associated with bridge loans. These have commitment periods of less than five years.

   On November 1, 2002, the Company and various affiliates entered into an inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the commitment is currently $150.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term. The commitment termination date is currently September 6, 2008 but may be extended by agreement of the parties. The Company receives annual facility fees of 0.025% on its commitment. No loans were funded during 2007 or 2006.

   In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

   Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2007 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $2.2 million represents the Company's best estimate of its liability, this estimate may change in the future.

   The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition.

10.SHAREHOLDER'S EQUITY

   The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

   Changes in shareholder's equity were as follows:

                                                       Years Ended December 31,
                                                       ----------------------
                                                        2007     2006    2005
                                                       ------   ------  ------
                                                            (In millions)
  ADDITIONAL PAID-IN CAPITAL
  Beginning balances                                   $1,613   $1,613  $1,607
  Capital contributions from Parent                        35        -       6
                                                       ------   ------  ------
     Ending balances                                   $1,648   $1,613  $1,613
                                                       ======   ======  ======
  RETAINED EARNINGS
  Beginning balances                                   $3,336   $3,038  $2,704
  Cumulative effect of accounting change, net of tax
    (See Note 2)                                          (36)       3       -
                                                       ------   ------  ------
  Adjusted beginning balances                           3,300    3,041   2,704
  Net income                                              494      695     734
  Dividends paid to Parent                               (700)    (400)   (400)
                                                       ------   ------  ------
     Ending balances                                   $3,094   $3,336  $3,038
                                                       ======   ======  ======
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
  Beginning balances                                   $  278   $  340  $  685
  Other comprehensive loss                               (495)     (62)   (345)
                                                       ------   ------  ------
     Ending balances                                   $ (217)  $  278  $  340
                                                       ======   ======  ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Capital contributions in 2007 included $34.2 million of funds deposited by AIG in the securities lending collateral account to offset pretax realized losses incurred by Company from the sale of certain securities lending collateral investments.

   The components of accumulated other comprehensive income at December 31 were as follows:

                                                           2007    2006   2005
                                                         -------  -----  -----
                                                             (In millions)
Fixed maturity and equity securities available for sale:
   Gross unrealized gains                                $   747  $ 714  $ 911
   Gross unrealized losses                                (1,292)  (270)  (257)
Net unrealized gains on other invested assets                199     79     36
Adjustments to DAC and deferred bonus interest                 9    (93)  (158)
Deferred federal and state income taxes                      120   (152)  (192)
                                                         -------  -----  -----
   Accumulated other comprehensive income (loss)         $  (217) $ 278  $ 340
                                                         =======  =====  =====

   Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2008 without obtaining the prior approval of the Insurance Commissioner is $553.0 million.

   The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and bonds are carried at amortized cost.

   Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2007, 2006 and 2005 totaled $302.5 million, $616.9 million, and $726.3 million, respectively. The Company's statutory capital and surplus totaled $2.8 billion at December 31, 2007 and $3.1 billion at December 31, 2006.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

11.INCOME TAXES


   The components of the provisions for income taxes on pretax income consist of the following:

                                                  Net Realized
                                                   Investment
                                                     Gains
                                                    (Losses)   Operations Total
                                                  ------------ ---------- -----
                                                          (In millions)
Year ended December 31, 2007:
Currently payable                                    $ (55)       $270    $215
Deferred                                              (107)         99      (8)
                                                     -----        ----    ----
   Total income tax expense (benefit)                $(162)       $369    $207
                                                     =====        ====    ====
Year ended December 31, 2006:
Currently payable                                    $ (30)       $318    $288
Deferred                                               (25)         62      37
                                                     -----        ----    ----
   Total income tax expense (benefit)                $ (55)       $380    $325
                                                     =====        ====    ====
Year ended December 31, 2005:
Currently payable                                    $ (12)       $284    $272
Deferred                                                 -          67      67
                                                     -----        ----    ----
   Total income tax expense (benefit)                $ (12)       $351    $339
                                                     =====        ====    ====

   Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                       2007     2006    2005
                                                       ----     ----    ----
                                                         (In millions)
       Amount computed at statutory rate               $244     $357    $375

       Increases (decreases) resulting from:
          State income taxes, net of federal tax
            benefit                                       5        -       7
          Dividends-received deduction                  (36)     (22)    (25)
          Tax credits                                    (6)      (7)     (7)
          Other, net                                      -       (3)    (11)
                                                        ----     ----    ----
          Total income tax expense                     $207     $325    $339
                                                        ====     ====    ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                            (In millions)
 DEFERRED TAX LIABILITIES
    DAC                                                  $ 718         $660
    Investments--basis differential                         86          140
    Net unrealized gains on investments                      -          183
                                                         -----         ----
    Total deferred tax liabilities                         804          983
                                                         -----         ----
 DEFERRED TAX ASSETS
    Reserves for annuity contracts                         (78)         (92)
    Net unrealized losses on investments                  (120)           -
    Other                                                  (18)          (5)
                                                         -----         ----
    Total deferred tax assets                             (216)         (97)
                                                         -----         ----
    Liability for deferred income taxes                  $ 588         $886
                                                         =====         ====

   A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                                  December 31,
                                                                      2007
                                                                  -------------
                                                                  (In millions)
 Gross unrecognized tax benefits at January 1, 2007                   $ 43
    Agreed audit adjustments with taxing authorities included in
      the beginning balance                                              7
    Increases in tax positions for prior years                           4
    Decreases in tax positions for prior years                         (42)
    Increases in tax positions for current year                          -
    Lapse in statute of limitations                                      -
    Settlements                                                          -
                                                                      ----
 Gross unrecognized tax benefits at December 31, 2007                 $ 12
                                                                      ====

   At December 31, 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $12.0 million. The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $12.0 million.

   Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007, the Company had accrued $2.1 million and $7.6 million, respectively, for the payment of interest (net of the federal benefit) and penalties. For the year ended December 31, 2007, the Company recognized $5.5 million of interest (net of the federal benefit) and penalties in the consolidated statement of income.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The Company's tax years prior to 2000 are closed for federal tax purposes. The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2007, such proposed adjustments would not result in a material change to the Company's consolidated financial condition, results of operations or cash flows.

12.RELATED-PARTY TRANSACTIONS

   Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $50.8 million, $55.1 million, and $52.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

   Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $10.3 million, $11.4 million, and $9.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

   During the years ended December 31, 2007, 2006 and 2005, the Company paid $9.8 million, $14.8 million, $14.3 million, respectively, to an affiliate to administer the Company's securities lending program (see Note 2).

   Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2007, 2006 and 2005 totaled $10.0 million, $8.1 million, and $7.8 million, respectively.

   On December 7, 2005, the Company acquired 5.75% Senior Notes due
   December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company at a cost of $132.4 million. The Company recognized interest income on the Notes of $7.6 million, $7.6 million and $0.4 million during 2007, 2006, and 2005, respectively. Other affiliates of the Company are also holders of the same class of securities.

   On January 14, 2004, the Company purchased 19.9% of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 23, 2003, the Company purchased 25.0% of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 23, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 25, 2001, the Company invested $41.0 million in an adjustable rate Senior Promissory Note issued by American General Corporation ("AGC"), which matured on September 15, 2006. The Company recognized interest income on the note of $1.6 million and $1.6 million during 2006 and 2005, respectively. Upon maturity, the Company reinvested the $41.0 million in a 5.57% fixed rate Senior Promissory Note due September 15, 2011, issued by AGC. The Company recognized interest income of $2.3 million and $0.7 million on the note during 2007 and 2006, respectively.

   American Home Assurance Company ("American Home"), a subsidiary of AIG, has terminated the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to prospectively issued contracts issued by the Company. The Guarantee terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any contract or certificate issued after the Point of Termination. The Guarantee will continue to cover contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts and certificates are satisfied in full.

13.EMPLOYEE BENEFIT PLANS

   Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

   The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2007.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                                 Annual Report
                               December 31, 2007

                                   Contents

Report of Independent Registered Public Accounting Firm....................  1
Statement of Assets and Liabilities and of Operations......................  2
Schedule of Portfolio Investments.......................................... 12
Statements of Changes in Net Assets........................................ 14
Notes to Financial Statements.............................................. 42

[LOGO] PricewaterhouseCoopers LLP

                                            PricewaterhouseCoopers LLP
                                            1201 Louisiana
                                            Suite 2900
                                            Houston TX 77002-5678
                                            Telephone (713) 356 4000
                                            Facsimile (713) 356 4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of the Variable Annuity Life Insurance Company and Contract Owners of the Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") listed in Note 1 at December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 4, 2008

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations

                                                 VALIC
                                               Company I                          VALIC
                                                Capital      VALIC Company I    Company I     VALIC Company I        VALIC
                                              Conservation       Capital      Money Market I  Money Market I       Company I
                                                  Fund      Conservation Fund      Fund            Fund          Mid Cap Index
                                               Division 1      Division 7       Division 2      Division 6      Fund Division 4
                                              ------------  ----------------- -------------- ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................... $  2,850,181   $   173,478,805   $  1,316,842  $    443,129,992  $  2,889,173,990
   Balance Due From (To) VALIC General
     Account, Net............................          532            13,020           (419)         (125,167)       (1,546,465)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net..................       (1,042)        1,619,716            109         9,802,849        20,641,338
                                              ------------   ---------------   ------------  ----------------  ----------------
Net Assets & Liabilities..................... $  2,849,671   $   175,111,541   $  1,316,532  $    452,807,674  $  2,908,268,863
                                              ============   ===============   ============  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable Contract
     Loans - Partial Withdrawals with Right
     of Reinvestment)........................ $  2,849,671   $   174,963,590   $  1,316,532  $    452,784,236  $  2,906,890,221
                                              ------------   ---------------   ------------  ----------------  ----------------
   Reserves For Annuity Contracts On Benefit.           --           147,951             --            23,438         1,378,642
                                              ------------   ---------------   ------------  ----------------  ----------------
Total Contract Owner Reserves................    2,849,671       175,111,541      1,316,532       452,807,674     2,908,268,863
                                              ============   ===============   ============  ================  ================
   Capital Surplus...........................           --                --             --                --                --
Total Contract Owner Reserves and Capital
  Surplus.................................... $  2,849,671   $   175,111,541   $  1,316,532  $    452,807,674  $  2,908,268,863
Net Assets Attributable To:
   Accumulation Units Outstanding............ $  2,849,671   $   174,963,590   $  1,316,532  $    452,784,236  $  2,906,890,221
   Contracts in Payout (Annuitization)
     Period..................................           --           147,951             --            23,438         1,378,642
   Funds Retained in Separate Account A by
     VALIC...................................           --                --             --                --                --
                                              ------------   ---------------   ------------  ----------------  ----------------
Total Net Assets............................. $  2,849,671   $   175,111,541   $  1,316,532  $    452,807,674  $  2,908,268,863
                                              ============   ===============   ============  ================  ================
Total Units Outstanding......................  549,321.461    59,708,506.500    438,878.756   211,604,906.486   266,355,983.290
                                              ============   ===============   ============  ================  ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds............... $    162,383   $     9,969,688   $     69,487  $     19,426,840  $     34,200,713
Expenses:
   Mortality And Expense Risk Charge.........       31,037         1,771,780         15,169         4,050,973        27,548,242
   Reimbursements Of Expenses................           --                --             --                --                --
                                              ------------   ---------------   ------------  ----------------  ----------------
Net Investment Income (Loss)................. $    131,346   $     8,197,908   $     54,318  $     15,375,867  $      6,652,471
                                              ------------   ---------------   ------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares............................. $     35,511   $     2,479,415   $         --  $             --  $     72,578,244
   Realized Gain Distributions From Mutual
     Funds...................................           --                --             --                --       191,221,399
                                              ------------   ---------------   ------------  ----------------  ----------------
Net Realized Gains (Losses)..................       35,511         2,479,415             --                --       263,799,643
                                              ------------   ---------------   ------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period...........      (88,967)       (5,625,826)            --                --      (105,598,116)
                                              ------------   ---------------   ------------  ----------------  ----------------
Increase (Decrease) In Net Assets From
  Operations................................. $     77,890   $     5,051,497   $     54,318  $     15,375,867  $    164,853,998
                                              ============   ===============   ============  ================  ================

                                                                    VALIC
                                                   VALIC          Company I
                                              Company I Asset    Government
                                              Allocation Fund  Securities Fund
                                                Division 5       Division 8
                                              ---------------  ---------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds,
     at Fair Value........................... $   167,932,746  $   101,521,931
   Balance Due From (To) VALIC General
     Account, Net............................         (17,085)         101,004
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net..................         185,299          984,139
                                              ---------------  ---------------
Net Assets & Liabilities..................... $   168,100,960  $   102,607,074
                                              ===============  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable Contract
     Loans - Partial Withdrawals with Right
     of Reinvestment)........................ $   167,897,404  $   102,351,503
                                              ---------------  ---------------
   Reserves For Annuity Contracts On Benefit.         203,556          255,571
                                              ---------------  ---------------
Total Contract Owner Reserves................     168,100,960      102,607,074
                                              ===============  ===============
   Capital Surplus...........................              --               --
Total Contract Owner Reserves and Capital
  Surplus.................................... $   168,100,960  $   102,607,074
Net Assets Attributable To:
   Accumulation Units Outstanding............ $   167,897,404  $   102,351,503
   Contracts in Payout (Annuitization)
     Period..................................         203,556          255,571
   Funds Retained in Separate Account A by
     VALIC...................................              --               --
                                              ---------------  ---------------
Total Net Assets............................. $   168,100,960  $   102,607,074
                                              ===============  ===============
Total Units Outstanding......................  32,060,610.295   33,697,819.819
                                              ===============  ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds............... $     4,850,173  $     4,352,858
Expenses:
   Mortality And Expense Risk Charge.........       1,702,356          947,319
   Reimbursements Of Expenses................              --               --
                                              ---------------  ---------------
Net Investment Income (Loss)................. $     3,147,817  $     3,405,539
                                              ---------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares............................. $      (892,830) $    (1,174,729)
   Realized Gain Distributions From Mutual
     Funds...................................       9,626,577               --
                                              ---------------  ---------------
Net Realized Gains (Losses)..................       8,733,747       (1,174,729)
                                              ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period...........      (3,022,731)       3,941,845
                                              ---------------  ---------------
Increase (Decrease) In Net Assets From
  Operations................................. $     8,858,833  $     6,172,655
                                              ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                                      VALIC
                                                    VALIC Company   Company I                       VALIC Company
                                                    I Stock Index  Stock Index   VALIC Company I    I Stock Index
                                                        Fund           Fund      Stock Index Fund       Fund
                                                    Division 10A   Division 10B    Division 10C     Division 10D
                                                   --------------  ------------  ----------------  --------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $  209,081,837  $ 18,669,916  $  4,558,254,833  $   24,323,064
   Balance Due From (To) VALIC General Account,
     Net..........................................         11,058         4,031        (3,092,228)         (3,179)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         (3,164)        6,936        39,625,389           1,240
                                                   --------------  ------------  ----------------  --------------
Net Assets & Liabilities.......................... $  209,089,731  $ 18,680,883  $  4,594,787,994  $   24,321,125
                                                   ==============  ============  ================  ==============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $  204,435,926  $ 18,297,559  $  4,590,757,426  $   24,198,405
   Reserves For Annuity Contracts On Benefit......      4,653,805       383,324         4,030,568         122,720
                                                   --------------  ------------  ----------------  --------------
Total Contract Owner Reserves.....................    209,089,731    18,680,883     4,594,787,994      24,321,125
   Capital Surplus................................             --            --                --              --
                                                   --------------  ------------  ----------------  --------------
Total Contract Owner Reserves and Capital Surplus. $  209,089,731  $ 18,680,883  $  4,594,787,994  $   24,321,125
                                                   ==============  ============  ================  ==============
Net Assets Attributable To:
   Accumulation Units Outstanding................. $  204,435,926  $ 18,297,559  $  4,590,757,426  $   24,198,405
   Contracts in Payout (Annuitization) Period.....      4,653,805       383,324         4,030,568         122,720
   Funds Retained in Separate Account A by VALIC..             --            --                --              --
                                                   --------------  ------------  ----------------  --------------
Total Net Assets.................................. $  209,089,731  $ 18,680,883  $  4,594,787,994  $   24,321,125
                                                   ==============  ============  ================  ==============
Total Units Outstanding...........................  7,438,227.620   393,539.306   780,651,608.237   2,340,545.460
                                                   ==============  ============  ================  ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $    3,324,986  $    296,414  $     72,749,937  $      388,536
Expenses:
   Mortality And Expense Risk Charge..............      2,276,096        82,819        45,284,552         265,826
   Reimbursements Of Expenses.....................             --            --                --              --
                                                   --------------  ------------  ----------------  --------------
Net Investment Income (Loss)...................... $    1,048,890  $    213,595  $     27,465,385  $      122,710
                                                   --------------  ------------  ----------------  --------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $   12,913,533  $    789,997  $    237,672,508  $    1,323,364
   Realized Gain Distributions From Mutual Funds..     10,320,891       920,081       225,818,736       1,206,032
                                                   --------------  ------------  ----------------  --------------
Net Realized Gains (Losses).......................     23,234,424     1,710,078       463,491,244       2,529,396
                                                   --------------  ------------  ----------------  --------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................    (14,664,232)     (997,394)     (300,919,802)     (1,553,823)
                                                   --------------  ------------  ----------------  --------------
Increase (Decrease) In Net Assets From Operations  $    9,619,082  $    926,279  $    190,036,827  $    1,098,283
                                                   ==============  ============  ================  ==============

                                                    VALIC Company I  VALIC Company I  VALIC Company I
                                                     International    Global Social   Int'l Government
                                                     Equities Fund   Awareness Fund      Bond Fund
                                                      Division 11      Division 12      Division 13
                                                   ----------------  ---------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $  1,061,635,731  $   442,767,351  $   141,091,617
   Balance Due From (To) VALIC General Account,
     Net..........................................          500,312         (116,470)        (119,827)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................        4,949,498        2,627,606          906,719
                                                   ----------------  ---------------  ---------------
Net Assets & Liabilities.......................... $  1,067,085,541  $   445,278,487  $   141,878,509
                                                   ================  ===============  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $  1,066,865,245  $   445,074,367  $   141,797,035
   Reserves For Annuity Contracts On Benefit......          220,296          204,120           81,474
                                                   ----------------  ---------------  ---------------
Total Contract Owner Reserves.....................    1,067,085,541      445,278,487      141,878,509
   Capital Surplus................................               --               --               --
                                                   ----------------  ---------------  ---------------
Total Contract Owner Reserves and Capital Surplus. $  1,067,085,541  $   445,278,487  $   141,878,509
                                                   ================  ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding................. $  1,066,865,245  $   445,074,367  $   141,797,035
   Contracts in Payout (Annuitization) Period.....          220,296          204,120           81,474
   Funds Retained in Separate Account A by VALIC..               --               --               --
                                                   ----------------  ---------------  ---------------
Total Net Assets.................................. $  1,067,085,541  $   445,278,487  $   141,878,509
                                                   ================  ===============  ===============
Total Units Outstanding...........................  492,597,775.250   99,868,746.794   56,482,461.596
                                                   ================  ===============  ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $     24,851,089  $     5,495,146  $     6,982,316
Expenses:
   Mortality And Expense Risk Charge..............        9,900,039        4,324,422        1,315,443
   Reimbursements Of Expenses.....................               --               --               --
                                                   ----------------  ---------------  ---------------
Net Investment Income (Loss)...................... $     14,951,050  $     1,170,724  $     5,666,873
                                                   ----------------  ---------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $     56,810,244  $    10,866,583  $      (860,181)
   Realized Gain Distributions From Mutual Funds..       20,793,097       46,793,105          948,633
                                                   ----------------  ---------------  ---------------
Net Realized Gains (Losses).......................       77,603,341       57,659,688           88,452
                                                   ----------------  ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (21,175,286)     (44,448,807)       2,040,444
                                                   ----------------  ---------------  ---------------
Increase (Decrease) In Net Assets From Operations  $     71,379,105  $    14,381,605  $     7,795,769
                                                   ================  ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                                                      VALIC Company I   VALIC Company I
                                                  VALIC Company I   VALIC Company I   Growth & Income      Science &
                                                  Small Cap Index   Core Equity Fund       Fund         Technology Fund
                                                  Fund Division 14    Division 15       Division 16       Division 17
                                                  ----------------  ----------------  ---------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
   Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at
     Fair Value.................................. $  1,146,052,199  $    389,413,242  $   131,332,415  $    968,390,639
   Balance Due From (To) VALIC General Account,
     Net.........................................         (276,768)         (342,034)         (36,740)         (989,640)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net............................        8,218,502         5,583,169          553,394         9,341,803
                                                  ----------------  ----------------  ---------------  ----------------
Net Assets & Liabilities......................... $  1,153,993,933  $    394,654,377  $   131,849,069  $    976,742,802
                                                  ================  ================  ===============  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
     (Net of Applicable Contract Loans -
     Partial Withdrawals with Right of
     Reinvestment)............................... $  1,153,509,708  $    394,296,405  $   131,732,368  $    976,099,019
   Reserves For Annuity Contracts On Benefit.....          484,225           357,972          116,701           643,783
                                                  ----------------  ----------------  ---------------  ----------------
Total Contract Owner Reserves....................    1,153,993,933       394,654,377      131,849,069       976,742,802
   Capital Surplus...............................               --                --               --                --
                                                  ----------------  ----------------  ---------------  ----------------
Total Contract Owner Reserves and Capital
  Surplus........................................ $  1,153,993,933  $    394,654,377  $   131,849,069  $    976,742,802
                                                  ================  ================  ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................ $  1,153,509,708  $    394,296,405  $   131,732,368  $    976,099,019
   Contracts in Payout (Annuitization) Period....          484,225           357,972          116,701           643,783
   Funds Retained in Separate Account A by VALIC.               --                --               --                --
                                                  ----------------  ----------------  ---------------  ----------------
Total Net Assets................................. $  1,153,993,933  $    394,654,377  $   131,849,069  $    976,742,802
                                                  ================  ================  ===============  ================
Total Units Outstanding..........................  302,677,984.442   162,587,926.478   49,657,548.943   360,977,819.986
                                                  ================  ================  ===============  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds................... $     12,875,953  $      3,867,556  $     1,640,608  $             --
Expenses:
   Mortality And Expense Risk Charge.............       11,322,919         4,191,333        1,337,417         9,345,030
   Reimbursements Of Expenses....................               --                --               --                --
                                                  ----------------  ----------------  ---------------  ----------------
Net Investment Income (Loss)..................... $      1,553,034  $       (323,777) $       303,191  $     (9,345,030)
                                                  ----------------  ----------------  ---------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares...................................... $     43,302,265  $      2,496,412  $     3,596,732  $   (106,048,731)
   Realized Gain Distributions From Mutual Funds.       88,985,403                --        5,857,378                --
                                                  ----------------  ----------------  ---------------  ----------------
Net Realized Gains (Losses)......................      132,287,668         2,496,412        9,454,110      (106,048,731)
                                                  ----------------  ----------------  ---------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period...............     (168,144,639)        7,695,615       (1,686,020)      262,347,471
                                                  ----------------  ----------------  ---------------  ----------------
Increase (Decrease) In Net Assets From
  Operations..................................... $    (34,303,937) $      9,868,250  $     8,071,281  $    146,953,710
                                                  ================  ================  ===============  ================

                                                                     VALIC Company I
                                                   VALIC Company I    International    VALIC Company I
                                                   Small Cap Fund     Growth I Fund    Core Value Fund
                                                     Division 18       Division 20       Division 21
                                                  ----------------  ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
   Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at
     Fair Value.................................. $    428,636,028  $    698,587,221  $    202,154,008
   Balance Due From (To) VALIC General Account,
     Net.........................................         (151,066)            9,057          (276,155)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net............................        1,968,514         3,420,816         4,797,676
                                                  ----------------  ----------------  ----------------
Net Assets & Liabilities......................... $    430,453,476  $    702,017,094  $    206,675,529
                                                  ================  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
     (Net of Applicable Contract Loans -
     Partial Withdrawals with Right of
     Reinvestment)............................... $    430,085,410  $    701,448,614  $    206,508,076
   Reserves For Annuity Contracts On Benefit.....          368,066           568,480           167,453
                                                  ----------------  ----------------  ----------------
Total Contract Owner Reserves....................      430,453,476       702,017,094       206,675,529
   Capital Surplus...............................               --                --                --
                                                  ----------------  ----------------  ----------------
Total Contract Owner Reserves and Capital
  Surplus........................................ $    430,453,476  $    702,017,094  $    206,675,529
                                                  ================  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................ $    430,085,410  $    701,448,614  $    206,508,076
   Contracts in Payout (Annuitization) Period....          368,066           568,480           167,453
   Funds Retained in Separate Account A by VALIC.               --                --                --
                                                  ----------------  ----------------  ----------------
Total Net Assets................................. $    430,453,476  $    702,017,094  $    206,675,529
                                                  ================  ================  ================
Total Units Outstanding..........................  160,027,114.293   263,158,750.411   109,147,933.077
                                                  ================  ================  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds................... $        162,397  $      6,105,909  $      3,799,274
Expenses:
   Mortality And Expense Risk Charge.............        5,009,500         6,313,319         2,202,540
   Reimbursements Of Expenses....................               --                --                --
                                                  ----------------  ----------------  ----------------
Net Investment Income (Loss)..................... $     (4,847,103) $       (207,410) $      1,596,734
                                                  ----------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares...................................... $     32,076,570  $     35,592,813  $     15,481,504
   Realized Gain Distributions From Mutual Funds.       52,950,663                --         7,126,022
                                                  ----------------  ----------------  ----------------
Net Realized Gains (Losses)......................       85,027,233        35,592,813        22,607,526
                                                  ----------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period...............     (111,503,544)       46,263,422       (25,957,803)
                                                  ----------------  ----------------  ----------------
Increase (Decrease) In Net Assets From
  Operations..................................... $    (31,323,414) $     81,648,825  $     (1,753,543)
                                                  ================  ================  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                     Vanguard LT     Vanguard Long-
                                                   Investment Grade  Term Treasury    Vanguard Windsor      Vanguard
                                                         Fund             Fund            II Fund        Wellington Fund
                                                     Division 22      Division 23       Division 24        Division 25
                                                   ---------------- ----------------  ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $   185,260,753  $    288,607,922  $  1,761,794,578  $  1,651,771,781
   Balance Due From (To) VALIC General Account,
     Net..........................................        (262,039)         (142,571)       (1,685,192)       (2,869,092)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................       3,814,819         4,546,659        32,851,261        49,496,273
                                                   ---------------  ----------------  ----------------  ----------------
Net Assets & Liabilities.......................... $   188,813,533  $    293,012,010  $  1,792,960,647  $  1,698,398,962
                                                   ===============  ================  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $   188,764,244  $    292,953,490  $  1,792,335,429  $  1,697,109,596
   Reserves For Annuity Contracts On Benefit......          49,289            58,520           625,218         1,289,366
                                                   ---------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves.....................     188,813,533       293,012,010     1,792,960,647     1,698,398,962
   Capital Surplus................................              --                --                --                --
                                                   ---------------  ----------------  ----------------  ----------------
Total Contract Owner Reserves and Capital Surplus. $   188,813,533  $    293,012,010  $  1,792,960,647  $  1,698,398,962
                                                   ===============  ================  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................. $   188,764,244  $    292,953,490  $  1,792,335,429  $  1,697,109,596
   Contracts in Payout (Annuitization) Period.....          49,289            58,520           625,218         1,289,366
   Funds Retained in Separate Account A by VALIC..              --                --                --                --
                                                   ---------------  ----------------  ----------------  ----------------
Total Net Assets.................................. $   188,813,533  $    293,012,010  $  1,792,960,647  $  1,698,398,962
                                                   ===============  ================  ================  ================
Total Units Outstanding...........................  95,031,106.434   138,736,946.772   669,939,470.863   633,980,387.588
                                                   ===============  ================  ================  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $    12,024,772  $     13,544,990  $     41,920,168  $     52,717,704
Expenses:
   Mortality And Expense Risk Charge..............       2,513,494         3,368,623        23,049,452        19,790,236
   Reimbursements Of Expenses.....................        (520,124)         (700,803)               --                --
                                                   ---------------  ----------------  ----------------  ----------------
Net Investment Income (Loss)...................... $    10,031,402  $     10,877,170  $     18,870,716  $     32,927,468
                                                   ---------------  ----------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $    (1,283,374) $     (2,236,829) $     76,244,753  $     37,422,182
   Realized Gain Distributions From Mutual Funds..              --         2,154,948       176,518,544        70,438,915
                                                   ---------------  ----------------  ----------------  ----------------
Net Realized Gains (Losses).......................      (1,283,374)          (81,881)      252,763,297       107,861,097
                                                   ---------------  ----------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (3,817,641)       11,249,477      (249,997,423)      (30,482,077)
                                                   ---------------  ----------------  ----------------  ----------------
Increase (Decrease) In Net Assets From Operations. $     4,930,387  $     22,044,766  $     21,636,590  $    110,306,488
                                                   ===============  ================  ================  ================

                                                    VALIC Company II    VALIC Company   VALIC Company II
                                                   International Small  II Small Cap    Small Cap Value
                                                     Cap Equity Fund     Growth Fund          Fund
                                                       Division 33       Division 35      Division 36
                                                   ------------------- ---------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................  $    752,862,723   $    52,812,360  $    244,243,514
   Balance Due From (To) VALIC General Account,
     Net..........................................           (41,775)          (52,577)         (255,844)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         4,728,993           607,026         1,791,626
                                                    ----------------   ---------------  ----------------
Net Assets & Liabilities..........................  $    757,549,941   $    53,366,809  $    245,779,296
                                                    ================   ===============  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)......  $    757,445,472   $    53,356,939  $    245,701,068
   Reserves For Annuity Contracts On Benefit......           104,469             9,870            78,228
                                                    ----------------   ---------------  ----------------
Total Contract Owner Reserves.....................       757,549,941        53,366,809       245,779,296
   Capital Surplus................................                --                --                --
                                                    ----------------   ---------------  ----------------
Total Contract Owner Reserves and Capital Surplus.  $    757,549,941   $    53,366,809  $    245,779,296
                                                    ================   ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding.................  $    757,445,472   $    53,356,939  $    245,701,068
   Contracts in Payout (Annuitization) Period.....           104,469             9,870            78,228
   Funds Retained in Separate Account A by VALIC..                --                --                --
                                                    ----------------   ---------------  ----------------
Total Net Assets..................................  $    757,549,941   $    53,366,809  $    245,779,296
                                                    ================   ===============  ================
Total Units Outstanding...........................   346,999,761.759    31,677,747.586   106,944,347.198
                                                    ================   ===============  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds....................  $      4,172,474   $            --  $      1,520,075
Expenses:
   Mortality And Expense Risk Charge..............         6,788,973           503,304         2,208,710
   Reimbursements Of Expenses.....................        (1,752,241)         (131,449)         (585,081)
                                                    ----------------   ---------------  ----------------
Net Investment Income (Loss)......................  $       (864,258)  $      (371,855) $       (103,554)
                                                    ----------------   ---------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares.......................................  $     23,616,733   $     3,242,998  $      4,610,851
   Realized Gain Distributions From Mutual Funds..        64,146,783         3,145,266        11,979,881
                                                    ----------------   ---------------  ----------------
Net Realized Gains (Losses).......................        87,763,516         6,388,264        16,590,732
                                                    ----------------   ---------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................       (63,476,597)       (4,611,497)      (39,929,025)
                                                    ----------------   ---------------  ----------------
Increase (Decrease) In Net Assets From Operations.  $     23,422,661   $     1,404,912  $    (23,441,847)
                                                    ================   ===============  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                     VALIC Company   VALIC Company II    VALIC Company   VALIC Company II
                                                   II Mid Cap Growth  Mid Cap Value       II Capital     Large Cap Value
                                                         Fund              Fund        Appreciation Fund       Fund
                                                      Division 37      Division 38        Division 39      Division 40
                                                   ----------------- ----------------  ----------------- ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................  $    91,725,986  $    470,359,337   $    33,205,709  $    391,777,532
   Balance Due From (To) VALIC General Account,
     Net..........................................          (89,235)       (1,310,160)          355,470            75,433
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................        1,469,845         4,451,287          (210,685)        1,834,563
                                                    ---------------  ----------------   ---------------  ----------------
Net Assets & Liabilities..........................  $    93,106,596  $    473,500,464   $    33,350,494  $    393,687,528
                                                    ===============  ================   ===============  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)......  $    93,099,177  $    473,296,628   $    33,350,494  $    393,672,990
   Reserves For Annuity Contracts On Benefit......            7,419           203,836                --            14,538
                                                    ---------------  ----------------   ---------------  ----------------
Total Contract Owner Reserves.....................       93,106,596       473,500,464        33,350,494       393,687,528
   Capital Surplus................................               --                --                --                --
                                                    ---------------  ----------------   ---------------  ----------------
Total Contract Owner Reserves and Capital Surplus.  $    93,106,596  $    473,500,464   $    33,350,494  $    393,687,528
                                                    ===============  ================   ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding.................  $    93,099,177  $    473,296,628   $    33,350,494  $    393,672,990
   Contracts in Payout (Annuitization) Period.....            7,419           203,836                --            14,538
                                                    ---------------  ----------------   ---------------  ----------------
   Funds Retained in Separate Account A by VALIC..               --                --                --                --
Total Net Assets..................................  $    93,106,596  $    473,500,464   $    33,350,494  $    393,687,528
                                                    ===============  ================   ===============  ================
Total Units Outstanding...........................   62,487,349.729   137,959,217.519    27,871,643.382   181,762,691.371
                                                    ===============  ================   ===============  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds....................  $            --  $      2,278,487   $        89,588  $      3,628,220
Expenses:
   Mortality And Expense Risk Charge..............          770,611         4,721,475           155,095         3,504,211
   Reimbursements Of Expenses.....................         (200,693)       (1,234,325)          (41,074)         (916,260)
                                                    ---------------  ----------------   ---------------  ----------------
Net Investment Income (Loss)......................  $      (569,918) $     (1,208,663)  $       (24,433) $      1,040,269
                                                    ---------------  ----------------   ---------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares.......................................  $     6,751,143  $     22,334,190   $       980,192  $     10,475,215
   Realized Gain Distributions From Mutual Funds..        9,204,721        41,253,843                --        19,682,832
                                                    ---------------  ----------------   ---------------  ----------------
Net Realized Gains (Losses).......................       15,955,864        63,588,033           980,192        30,158,047
                                                    ---------------  ----------------   ---------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................       (7,275,166)      (57,433,064)        1,666,868       (24,277,234)
                                                    ---------------  ----------------   ---------------  ----------------
Increase (Decrease) In Net Assets From Operations.  $     8,110,780  $      4,946,306   $     2,622,627  $      6,921,082
                                                    ===============  ================   ===============  ================

                                                     VALIC Company II   VALIC Company II    VALIC Company I
                                                   Socially Responsible Money Market II   Nasdaq-100 (R) Index
                                                           Fund               Fund                Fund
                                                       Division 41        Division 44         Division 46
                                                   -------------------- ----------------  --------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................   $  1,026,361,088   $    338,360,966    $     97,987,717
   Balance Due From (To) VALIC General Account,
     Net..........................................          1,714,489         (1,940,585)            131,292
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................          3,300,812          3,450,884             863,387
                                                     ----------------   ----------------    ----------------
Net Assets & Liabilities..........................   $  1,031,376,389   $    339,871,265    $     98,982,396
                                                     ================   ================    ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)......   $  1,031,376,389   $    339,817,105    $     98,980,642
   Reserves For Annuity Contracts On Benefit......                 --             54,160               1,754
                                                     ----------------   ----------------    ----------------
Total Contract Owner Reserves.....................      1,031,376,389        339,871,265          98,982,396
   Capital Surplus................................                 --                 --                  --
                                                     ----------------   ----------------    ----------------
Total Contract Owner Reserves and Capital Surplus.   $  1,031,376,389   $    339,871,265    $     98,982,396
                                                     ================   ================    ================
Net Assets Attributable To:
   Accumulation Units Outstanding.................   $  1,031,376,389   $    339,817,105    $     98,980,642
   Contracts in Payout (Annuitization) Period.....                 --             54,160               1,754
                                                     ----------------   ----------------    ----------------
   Funds Retained in Separate Account A by VALIC..                 --                 --                  --
Total Net Assets..................................   $  1,031,376,389   $    339,871,265    $     98,982,396
                                                     ================   ================    ================
Total Units Outstanding...........................    673,004,318.059    268,778,674.377     168,286,467.672
                                                     ================   ================    ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds....................   $      9,109,734   $     12,866,699    $         70,111
Expenses:
   Mortality And Expense Risk Charge..............          7,979,517          2,778,975             815,149
   Reimbursements Of Expenses.....................         (2,048,440)          (716,890)                 --
                                                     ----------------   ----------------    ----------------
Net Investment Income (Loss)......................   $      3,178,657   $     10,804,614    $       (745,038)
                                                     ----------------   ----------------    ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares.......................................   $      8,260,792   $             (1)   $      5,988,866
   Realized Gain Distributions From Mutual Funds..         53,343,351                 --                  --
                                                     ----------------   ----------------    ----------------
Net Realized Gains (Losses).......................         61,604,143                 (1)          5,988,866
                                                     ----------------   ----------------    ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................        (53,715,744)                 1           7,389,536
                                                     ----------------   ----------------    ----------------
Increase (Decrease) In Net Assets From Operations.   $     11,067,056   $     10,804,614    $     12,633,364
                                                     ================   ================    ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                    VALIC Company    VALIC Company    VALIC Company
                                                    II Aggressive     II Moderate    II Conservative      Vanguard
                                                   Growth Lifestyle Growth Lifestyle Growth Lifestyle   LifeStrategy
                                                         Fund             Fund             Fund         Growth Fund
                                                     Division 48      Division 49      Division 50      Division 52
                                                   ---------------- ---------------- ---------------- ---------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $    90,630,651  $   135,383,012  $    55,014,067  $   134,535,417
   Balance Due From (To) VALIC General Account,
     Net..........................................         (47,366)        (233,743)          39,673           73,490
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................       1,353,875        1,875,023          246,531        3,792,765
                                                   ---------------  ---------------  ---------------  ---------------
Net Assets & Liabilities.......................... $    91,937,160  $   137,024,292  $    55,300,271  $   138,401,672
                                                   ===============  ===============  ===============  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $    91,937,160  $   137,017,424  $    55,300,271  $   138,372,981
   Reserves For Annuity Contracts On Benefit......              --            6,868               --           28,691
                                                   ---------------  ---------------  ---------------  ---------------
Total Contract Owner Reserves.....................      91,937,160      137,024,292       55,300,271      138,401,672
   Capital Surplus................................              --               --               --               --
                                                   ---------------  ---------------  ---------------  ---------------
Total Contract Owner Reserves and Capital Surplus. $    91,937,160  $   137,024,292  $    55,300,271  $   138,401,672
                                                   ===============  ===============  ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding................. $    91,937,160  $   137,017,424  $    55,300,271  $   138,372,981
   Contracts in Payout (Annuitization) Period.....              --            6,868               --           28,691
   Funds Retained in Separate Account A by VALIC..              --               --               --               --
                                                   ---------------  ---------------  ---------------  ---------------
Total Net Assets.................................. $    91,937,160  $   137,024,292  $    55,300,271  $   138,401,672
                                                   ===============  ===============  ===============  ===============
Total Units Outstanding...........................  46,108,263.720   68,607,814.337   29,176,438.680   80,438,842.807
                                                   ===============  ===============  ===============  ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $     1,350,350  $     1,722,747  $       747,292  $     3,070,554
Expenses:
   Mortality And Expense Risk Charge..............         761,908        1,134,819          447,857        1,540,599
   Reimbursements Of Expenses.....................        (196,931)        (291,022)        (117,348)              --
                                                   ---------------  ---------------  ---------------  ---------------
Net Investment Income (Loss)...................... $       785,373  $       878,950  $       416,783  $     1,529,955
                                                   ---------------  ---------------  ---------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $     4,663,453  $     4,340,666  $     1,179,414  $     7,347,149
   Realized Gain Distributions From Mutual Funds..       5,366,109        6,909,314        2,148,573               --
                                                   ---------------  ---------------  ---------------  ---------------
Net Realized Gains (Losses).......................      10,029,562       11,249,980        3,327,987        7,347,149
                                                   ---------------  ---------------  ---------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (4,468,996)      (3,599,921)      (1,048,873)      (1,850,268)
                                                   ---------------  ---------------  ---------------  ---------------
Increase (Decrease) In Net Assets From Operations. $     6,345,939  $     8,529,009  $     2,695,897  $     7,026,836
                                                   ===============  ===============  ===============  ===============

                                                      Vanguard          Vanguard
                                                    LifeStrategy      LifeStrategy
                                                   Moderate Growth    Conservative   VALIC Company II
                                                        Fund          Growth Fund     Core Bond Fund
                                                     Division 53      Division 54      Division 58
                                                   ---------------  ---------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $   143,095,682  $    54,504,037  $    203,020,502
   Balance Due From (To) VALIC General Account,
     Net..........................................          (8,614)         (42,738)          524,413
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................       6,718,189        2,393,374           671,835
                                                   ---------------  ---------------  ----------------
Net Assets & Liabilities.......................... $   149,805,257  $    56,854,673  $    204,216,750
                                                   ===============  ===============  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $   149,793,344  $    56,854,673  $    204,200,026
   Reserves For Annuity Contracts On Benefit......          11,913               --            16,724
                                                   ---------------  ---------------  ----------------
Total Contract Owner Reserves.....................     149,805,257       56,854,673       204,216,750
   Capital Surplus................................              --               --                --
                                                   ---------------  ---------------  ----------------
Total Contract Owner Reserves and Capital Surplus. $   149,805,257  $    56,854,673  $    204,216,750
                                                   ===============  ===============  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................. $   149,793,344  $    56,854,673  $    204,200,026
   Contracts in Payout (Annuitization) Period.....          11,913               --            16,724
   Funds Retained in Separate Account A by VALIC..              --               --                --
                                                   ---------------  ---------------  ----------------
Total Net Assets.................................. $   149,805,257  $    56,854,673  $    204,216,750
                                                   ===============  ===============  ================
Total Units Outstanding...........................  89,599,032.357   35,724,466.402   139,731,973.354
                                                   ===============  ===============  ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $     4,187,395  $     1,820,484  $      6,180,554
Expenses:
   Mortality And Expense Risk Charge..............       1,670,343          619,198         1,385,019
   Reimbursements Of Expenses.....................              --               --          (360,357)
                                                   ---------------  ---------------  ----------------
Net Investment Income (Loss)...................... $     2,517,052  $     1,201,286  $      5,155,892
                                                   ---------------  ---------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $     6,992,832  $     2,167,551  $        314,588
   Realized Gain Distributions From Mutual Funds..         166,550           32,722                --
                                                   ---------------  ---------------  ----------------
Net Realized Gains (Losses).......................       7,159,382        2,200,273           314,588
                                                   ---------------  ---------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (1,913,846)        (625,064)         (524,990)
                                                   ---------------  ---------------  ----------------
Increase (Decrease) In Net Assets From Operations. $     7,762,588  $     2,776,495  $      4,945,490
                                                   ===============  ===============  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                          VALIC              VALIC
                                                       Company II       Company II High                          Ariel
                                                   Strategic Bond Fund  Yield Bond Fund     Ariel Fund     Appreciation Fund
                                                       Division 59        Division 60       Division 68       Division 69
                                                   ------------------- ----------------  ----------------  -----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................  $    314,387,119   $    194,417,756  $    450,526,594  $    322,748,011
   Balance Due From (To) VALIC General Account,
     Net..........................................           134,646             67,831        (1,443,849)         (975,419)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         1,978,711          1,121,012         7,541,240         3,974,043
                                                    ----------------   ----------------  ----------------  ----------------
Net Assets & Liabilities..........................  $    316,500,476   $    195,606,599  $    456,623,985  $    325,746,635
                                                    ================   ================  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)......  $    316,468,908   $    195,602,289  $    456,301,575  $    325,062,318
   Reserves For Annuity Contracts On Benefit......            31,568              4,310           322,410           684,317
                                                    ----------------   ----------------  ----------------  ----------------
Total Contract Owner Reserves.....................       316,500,476        195,606,599       456,623,985       325,746,635
   Capital Surplus................................                --                 --                --                --
                                                    ----------------   ----------------  ----------------  ----------------
Total Contract Owner Reserves and Capital Surplus.  $    316,500,476   $    195,606,599  $    456,623,985  $    325,746,635
                                                    ================   ================  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding.................  $    316,468,908   $    195,602,289  $    456,301,575  $    325,062,318
   Contracts in Payout (Annuitization) Period.....            31,568              4,310           322,410           684,317
   Funds Retained in Separate Account A by VALIC..                --                 --                --                --
                                                    ----------------   ----------------  ----------------  ----------------
Total Net Assets..................................  $    316,500,476   $    195,606,599  $    456,623,985  $    325,746,635
                                                    ================   ================  ================  ================
Total Units Outstanding...........................   164,041,563.823    106,827,949.928   236,938,284.109   188,041,512.089
                                                    ================   ================  ================  ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds....................  $     13,626,308   $     10,655,930  $      1,462,192  $      1,734,074
Expenses:
   Mortality And Expense Risk Charge..............         2,688,086          1,719,896         6,195,259         4,519,373
   Reimbursements Of Expenses.....................          (694,672)          (443,462)       (1,288,582)         (932,984)
                                                    ----------------   ----------------  ----------------  ----------------
Net Investment Income (Loss)......................  $     11,632,894   $      9,379,496  $     (3,444,485) $     (1,852,315)
                                                    ----------------   ----------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares.......................................  $      2,075,157   $      2,240,270  $     28,045,442  $     24,062,490
   Realized Gain Distributions From Mutual Funds..         2,081,007            386,127        40,869,418        30,949,043
                                                    ----------------   ----------------  ----------------  ----------------
Net Realized Gains (Losses).......................         4,156,164          2,626,397        68,914,860        55,011,533
                                                    ----------------   ----------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................        (6,475,332)       (12,332,359)      (75,631,189)      (58,781,127)
                                                    ----------------   ----------------  ----------------  ----------------
Increase (Decrease) In Net Assets From Operations.  $      9,313,726   $       (326,466) $    (10,160,814) $     (5,621,909)
                                                    ================   ================  ================  ================

                                                                         VALIC         VALIC Company I
                                                     Lou Holland     Company I Blue    Health Sciences
                                                     Growth Fund    Chip Growth Fund        Fund
                                                     Division 70      Division 72        Division 73
                                                   ---------------  ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $    49,287,084  $    136,613,470  $    206,206,003
   Balance Due From (To) VALIC General Account,
     Net..........................................             809           178,442           280,615
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         172,389         3,300,262           857,402
                                                   ---------------  ----------------  ----------------
Net Assets & Liabilities.......................... $    49,460,282  $    140,092,174  $    207,344,020
                                                   ===============  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $    49,439,209  $    140,049,141  $    207,259,030
   Reserves For Annuity Contracts On Benefit......          21,073            43,033            84,990
                                                   ---------------  ----------------  ----------------
Total Contract Owner Reserves.....................      49,460,282       140,092,174       207,344,020
   Capital Surplus................................              --                --                --
                                                   ---------------  ----------------  ----------------
Total Contract Owner Reserves and Capital Surplus. $    49,460,282  $    140,092,174  $    207,344,020
                                                   ===============  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................. $    49,439,209  $    140,049,141  $    207,259,030
   Contracts in Payout (Annuitization) Period.....          21,073            43,033            84,990
   Funds Retained in Separate Account A by VALIC..              --                --                --
                                                   ---------------  ----------------  ----------------
Total Net Assets.................................. $    49,460,282  $    140,092,174  $    207,344,020
                                                   ===============  ================  ================
Total Units Outstanding...........................  46,918,049.940   133,943,468.585   146,379,329.811
                                                   ===============  ================  ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $        14,488  $        292,877  $             --
Expenses:
   Mortality And Expense Risk Charge..............         572,541         1,099,086         1,859,413
   Reimbursements Of Expenses.....................        (126,855)               --                --
                                                   ---------------  ----------------  ----------------
Net Investment Income (Loss)...................... $      (431,198) $       (806,209) $     (1,859,413)
                                                   ---------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $     1,641,224  $      5,520,022  $      9,649,045
   Realized Gain Distributions From Mutual Funds..       1,401,587           498,428        17,439,054
                                                   ---------------  ----------------  ----------------
Net Realized Gains (Losses).......................       3,042,811         6,018,450        27,088,099
                                                   ---------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................       1,555,715         6,943,383         3,955,725
                                                   ---------------  ----------------  ----------------
Increase (Decrease) In Net Assets From Operations. $     4,167,328  $     12,155,624  $     29,184,411
                                                   ===============  ================  ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)


                                                                    VALIC Company I  VALIC Company I    VALIC Company I
                                                   VALIC Company I  Broad Cap Value  Large Cap Core   Inflation Protected
                                                     Value Fund       Income Fund         Fund               Fund
                                                     Division 74      Division 75      Division 76        Division 77
                                                   ---------------  ---------------  ---------------  -------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $    96,744,328  $    28,810,358  $    65,016,424    $    18,509,702
   Balance Due From (To) VALIC General Account,
     Net..........................................          76,865          (55,865)          11,221           (117,301)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         358,761          377,029          304,801            411,543
                                                   ---------------  ---------------  ---------------    ---------------
Net Assets & Liabilities.......................... $    97,179,954  $    29,131,522  $    65,332,446    $    18,803,944
                                                   ===============  ===============  ===============    ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $    97,179,954  $    26,315,420  $    65,332,446    $    13,518,417
   Reserves For Annuity Contracts On Benefit......              --               --               --                 --
                                                   ---------------  ---------------  ---------------    ---------------
Total Contract Owner Reserves.....................      97,179,954       26,315,420       65,332,446         13,518,417
   Capital Surplus................................              --        2,816,102               --          5,285,527
                                                   ---------------  ---------------  ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus. $    97,179,954  $    29,131,522  $    65,332,446    $    18,803,944
                                                   ===============  ===============  ===============    ===============
Net Assets Attributable To:
   Accumulation Units Outstanding................. $    97,179,954  $    26,315,420  $    65,332,446    $    13,518,417
   Contracts in Payout (Annuitization) Period.....              --               --               --                 --
   Funds Retained in Separate Account A by VALIC..              --        2,816,102               --          5,285,527
                                                   ---------------  ---------------  ---------------    ---------------
Total Net Assets.................................. $    97,179,954  $    29,131,522  $    65,332,446    $    18,803,944
                                                   ===============  ===============  ===============    ===============
Total Units Outstanding...........................  66,463,628.516   22,643,097.647   55,647,241.116     12,514,560.387
                                                   ===============  ===============  ===============    ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $       335,080  $       468,004  $       514,741    $       661,802
Expenses:
   Mortality And Expense Risk Charge..............         811,160          267,110          848,917            110,685
   Reimbursements Of Expenses.....................              --               --               --                 --
                                                   ---------------  ---------------  ---------------    ---------------
Net Investment Income (Loss)...................... $      (476,080) $       200,894  $      (334,176)   $       551,117
                                                   ---------------  ---------------  ---------------    ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $       886,769  $       978,906  $     7,206,284    $      (131,071)
   Realized Gain Distributions From Mutual Funds..       6,675,268        1,061,702        2,756,507                 --
                                                   ---------------  ---------------  ---------------    ---------------
Net Realized Gains (Losses).......................       7,562,037        2,040,608        9,962,791           (131,071)
                                                   ---------------  ---------------  ---------------    ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (5,044,755)      (1,981,073)      (3,093,566)           707,380
                                                   ---------------  ---------------  ---------------    ---------------
Increase (Decrease) In Net Assets From Operations. $     2,041,202  $       260,429  $     6,535,049    $     1,127,426
                                                   ===============  ===============  ===============    ===============

                                                                                        AIG SunAmerica
                                                                      VALIC Company I     2010 High
                                                    VALIC Company I    Large Capital    Watermark Fund
                                                      Growth Fund       Growth Fund          Fund
                                                      Division 78       Division 79      Division 80
                                                   ----------------  ----------------  ---------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $  1,026,351,770  $    563,543,194  $    26,904,384
   Balance Due From (To) VALIC General Account,
     Net..........................................       (1,048,261)         (577,552)          (9,491)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................       18,295,027        12,425,884           10,022
                                                   ----------------  ----------------  ---------------
Net Assets & Liabilities.......................... $  1,043,598,536  $    575,391,526  $    26,904,915
                                                   ================  ================  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $  1,043,189,819  $    575,256,228  $    26,904,915
   Reserves For Annuity Contracts On Benefit......          408,717           135,298               --
                                                   ----------------  ----------------  ---------------
Total Contract Owner Reserves.....................    1,043,598,536       575,391,526       26,904,915
   Capital Surplus................................               --                --               --
                                                   ----------------  ----------------  ---------------
Total Contract Owner Reserves and Capital Surplus. $  1,043,598,536  $    575,391,526  $    26,904,915
                                                   ================  ================  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding................. $  1,043,189,819  $    575,256,228  $    26,904,915
   Contracts in Payout (Annuitization) Period.....          408,717           135,298               --
   Funds Retained in Separate Account A by VALIC..               --                --               --
                                                   ----------------  ----------------  ---------------
Total Net Assets.................................. $  1,043,598,536  $    575,391,526  $    26,904,915
                                                   ================  ================  ===============
Total Units Outstanding...........................  929,273,305.835   453,067,687.700   24,209,432.993
                                                   ================  ================  ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $             --  $      1,208,297  $       875,451
Expenses:
   Mortality And Expense Risk Charge..............        9,744,385         5,498,504          339,875
   Reimbursements Of Expenses.....................               --                --               --
                                                   ----------------  ----------------  ---------------
Net Investment Income (Loss)...................... $     (9,744,385) $     (4,290,207) $       535,576
                                                   ----------------  ----------------  ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $     23,460,133  $     19,465,903  $        72,204
   Realized Gain Distributions From Mutual Funds..               --                --          597,923
                                                   ----------------  ----------------  ---------------
Net Realized Gains (Losses).......................       23,460,133        19,465,903          670,127
                                                   ----------------  ----------------  ---------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      169,917,484        59,689,865           14,693
                                                   ----------------  ----------------  ---------------
Increase (Decrease) In Net Assets From Operations. $    183,633,232  $     74,865,561  $     1,220,396
                                                   ================  ================  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                    AIG SunAmerica   AIG SunAmerica
                                                      2015 High        2020 High      VALIC Company I   VALIC Company I
                                                    Watermark Fund   Watermark Fund  Mid Cap Strategic Small Cap Special
                                                         Fund             Fund          Growth Fund       Values Fund
                                                     Division 81      Division 82       Division 83       Division 84
                                                   ---------------  ---------------  ----------------- -----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................ $    27,109,041  $    12,934,179  $    389,160,418  $    279,734,225
   Balance Due From (To) VALIC General Account,
     Net..........................................         (11,171)         (67,606)          201,711          (621,583)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................           9,403           66,487         4,440,810         3,013,021
                                                   ---------------  ---------------  ----------------  ----------------
Net Assets & Liabilities.......................... $    27,107,273  $    12,933,060  $    393,802,939  $    282,125,663
                                                   ===============  ===============  ================  ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)...... $    27,107,273  $    12,933,060  $    393,711,885  $    281,837,606
   Reserves For Annuity Contracts On Benefit......              --               --            91,054           288,057
                                                   ---------------  ---------------  ----------------  ----------------
Total Contract Owner Reserves.....................      27,107,273       12,933,060       393,802,939       282,125,663
   Capital Surplus................................              --               --                --                --
                                                   ---------------  ---------------  ----------------  ----------------
Total Contract Owner Reserves and Capital Surplus. $    27,107,273  $    12,933,060  $    393,802,939  $    282,125,663
                                                   ===============  ===============  ================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding................. $    27,107,273  $    12,933,060  $    393,711,885  $    281,837,606
   Contracts in Payout (Annuitization) Period.....              --               --            91,054           288,057
   Funds Retained in Separate Account A by VALIC..              --               --                --                --
                                                   ---------------  ---------------  ----------------  ----------------
Total Net Assets.................................. $    27,107,273  $    12,933,060  $    393,802,939  $    282,125,663
                                                   ===============  ===============  ================  ================
Total Units Outstanding...........................  23,039,418.541   10,833,565.477   257,885,416.415   272,852,692.693
                                                   ===============  ===============  ================  ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds.................... $       904,257  $       455,991  $             --  $      2,324,948
Expenses:
   Mortality And Expense Risk Charge..............         333,280          146,822         3,235,212         3,368,400
   Reimbursements Of Expenses.....................              --               --                --                --
                                                   ---------------  ---------------  ----------------  ----------------
Net Investment Income (Loss)...................... $       570,977  $       309,169  $     (3,235,212) $     (1,043,452)
                                                   ---------------  ---------------  ----------------  ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares....................................... $       220,834  $        94,899  $      8,108,600  $      6,581,340
   Realized Gain Distributions From Mutual Funds..       1,516,611          865,648         8,627,999        16,582,738
                                                   ---------------  ---------------  ----------------  ----------------
Net Realized Gains (Losses).......................       1,737,445          960,547        16,736,599        23,164,078
                                                   ---------------  ---------------  ----------------  ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................      (1,117,528)        (751,151)       68,795,889       (57,016,573)
                                                   ---------------  ---------------  ----------------  ----------------
Increase (Decrease) In Net Assets From Operations. $     1,190,894  $       518,565  $     82,297,276  $    (34,895,947)
                                                   ===============  ===============  ================  ================

                                                                        VALIC Company I
                                                     VALIC Company I       Small Cap
                                                   Small Cap Strategic Aggressive Growth  VALIC Company I
                                                       Growth Fund           Fund        Global Equity Fund
                                                       Division 85        Division 86       Division 87
                                                   ------------------- ----------------- ------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair
     Value........................................  $    128,428,047    $    69,884,337   $    434,028,520
   Balance Due From (To) VALIC General Account,
     Net..........................................          (175,007)            21,695           (499,567)
   Receivable (Payable) For Mutual Fund Sales
     (Purchases), Net.............................         2,535,701            437,450         10,983,731
                                                    ----------------    ---------------   ----------------
Net Assets & Liabilities..........................  $    130,788,741    $    70,343,482   $    444,512,684
                                                    ================    ===============   ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
     of Applicable Contract Loans - Partial
     Withdrawals with Right of Reinvestment)......  $    130,776,415    $    70,341,651   $    444,363,699
   Reserves For Annuity Contracts On Benefit......            12,326              1,831            148,985
                                                    ----------------    ---------------   ----------------
Total Contract Owner Reserves.....................       130,788,741         70,343,482        444,512,684
   Capital Surplus................................                --                 --                 --
                                                    ----------------    ---------------   ----------------
Total Contract Owner Reserves and Capital Surplus.  $    130,788,741    $    70,343,482   $    444,512,684
                                                    ================    ===============   ================
Net Assets Attributable To:
   Accumulation Units Outstanding.................  $    130,776,415    $    70,341,651   $    444,363,699
   Contracts in Payout (Annuitization) Period.....            12,326              1,831            148,985
   Funds Retained in Separate Account A by VALIC..                --                 --                 --
                                                    ----------------    ---------------   ----------------
Total Net Assets..................................  $    130,788,741    $    70,343,482   $    444,512,684
                                                    ================    ===============   ================
Total Units Outstanding...........................   128,890,649.086     60,999,671.217    337,866,727.295
                                                    ================    ===============   ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds....................  $             --    $            --   $      7,774,819
Expenses:
   Mortality And Expense Risk Charge..............         1,455,114            543,790          4,269,494
   Reimbursements Of Expenses.....................                --                 --                 --
                                                    ----------------    ---------------   ----------------
Net Investment Income (Loss)......................  $     (1,455,114)   $      (543,790)  $      3,505,325
                                                    ----------------    ---------------   ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
     Shares.......................................  $      2,156,595    $     1,216,452   $     13,628,066
   Realized Gain Distributions From Mutual Funds..                --             12,217         22,079,169
                                                    ----------------    ---------------   ----------------
Net Realized Gains (Losses).......................         2,156,595          1,228,669         35,707,235
                                                    ----------------    ---------------   ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period................        (4,922,708)         5,042,616         (5,804,988)
                                                    ----------------    ---------------   ----------------
Increase (Decrease) In Net Assets From Operations.  $     (4,221,227)   $     5,727,495   $     33,407,572
                                                    ================    ===============   ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                      Statement of Operations (Continued)

                                                                                   VALIC Company I
                                                                                   Global Strategy   VALIC Company I
                                                                                        Fund        Foreign Value Fund
                                                                                     Division 88       Division 89
                                                                                  ----------------  ------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2007
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at Fair Value.......................... $    506,214,724   $  1,120,869,543
   Balance Due From (To) VALIC General Account, Net..............................         (168,427)           165,450
   Receivable (Payable) For Mutual Fund Sales (Purchases), Net...................        2,524,941         14,700,382
                                                                                  ----------------   ----------------
Net Assets & Liabilities                                                          $    508,571,238   $  1,135,735,375
                                                                                  ================   ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of Applicable Contract Loans -
     Partial Withdrawals with Right of Reinvestment)............................. $    508,084,816   $  1,135,523,271
   Reserves For Annuity Contracts On Benefit.....................................          486,422            212,104
                                                                                  ----------------   ----------------
Total Contract Owner Reserves....................................................      508,571,238      1,135,735,375
   Capital Surplus...............................................................               --                 --
                                                                                  ----------------   ----------------
Total Contract Owner Reserves and Capital Surplus................................ $    508,571,238   $  1,135,735,375
                                                                                  ================   ================
Net Assets Attributable To:
   Accumulation Units Outstanding................................................ $    508,084,816   $  1,135,523,271
   Contracts in Payout (Annuitization) Period....................................          486,422            212,104
   Funds Retained in Separate Account A by VALIC.................................               --                 --
                                                                                  ----------------   ----------------
Total Net Assets                                                                  $    508,571,238   $  1,135,735,375
                                                                                  ================   ================
Total Units Outstanding                                                            383,458,270.679    844,140,868.696
                                                                                  ================   ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007
Investment Income:
   Dividends From Mutual Funds................................................... $      7,140,085   $      9,099,335
Expenses:
   Mortality And Expense Risk Charge.............................................        4,704,221          9,734,222
   Reimbursements Of Expenses....................................................               --                 --
                                                                                  ----------------   ----------------
Net Investment Income (Loss)..................................................... $      2,435,864   $       (634,887)
                                                                                  ----------------   ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares............................ $      9,449,625   $     15,683,619
   Realized Gain Distributions From Mutual Funds.................................        7,778,495         31,801,409
                                                                                  ----------------   ----------------
Net Realized Gains (Losses)......................................................       17,228,120         47,485,028
                                                                                  ----------------   ----------------
Net Change in Unrealized Appreciation (Depreciation) During The Period...........       21,538,202         48,139,096
                                                                                  ----------------   ----------------
Increase (Decrease) In Net Assets From Operations                                 $     41,202,186   $     94,989,237
                                                                                  ================   ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                       Schedule of Portfolio Investments
                               December 31, 2007

                                                                            Net
                                                                           Asset
                                                                           Value
                                                                            Per     Net Asset
Underlying Fund                                   Division     Shares      Share      Value           Cost
---------------                                   -------- --------------- ------ -------------- --------------
VALIC Company I Capital Conservation Fund........     1        298,448.263 $ 9.55 $    2,850,181 $    2,871,126
VALIC Company I Money Market I Fund..............     2      1,316,842.440   1.00      1,316,842      1,316,843
VALIC Company I Mid Cap Index Fund...............     4    125,018,346.604  23.11  2,889,173,990  2,654,553,814
VALIC Company I Asset Allocation Fund............     5     15,238,906.171  11.02    167,932,746    183,258,131
VALIC Company I Money Market I Fund..............     6    443,129,992.821   1.00    443,129,992    443,129,990
VALIC Company I Capital Conservation Fund........     7     18,165,319.895   9.55    173,478,805    174,451,960
VALIC Company I Government Securities Fund.......     8      9,799,414.154  10.36    101,521,931    100,803,687
VALIC Company I Stock Index Fund.................   10A      5,806,215.968  36.01    209,081,837    161,574,363
VALIC Company I Stock Index Fund.................   10B        518,464.753  36.01     18,669,916     14,286,896
VALIC Company I Stock Index Fund.................   10C    126,583,027.853  36.01  4,558,254,833  3,799,629,151
VALIC Company I Stock Index Fund.................   10D        675,453.025  36.01     24,323,064     19,627,206
VALIC Company I International Equities Fund......    11     98,848,764.544  10.74  1,061,635,731    920,374,458
VALIC Company I Global Social Awareness Fund.....    12     21,619,499.561  20.48    442,767,351    432,056,721
VALIC Company I International Government Bond
  Fund...........................................    13     11,738,071.262  12.02    141,091,617    148,947,150
VALIC Company I Small Cap Index Fund.............    14     71,227,607.119  16.09  1,146,052,199  1,146,263,128
VALIC Company I Core Equity Fund.................    15     26,819,093.802  14.52    389,413,242    376,677,568
VALIC Company I Growth & Income Fund.............    16      7,974,038.555  16.47    131,332,415    119,293,063
VALIC Company I Science & Technology Fund........    17     65,876,914.218  14.70    968,390,639  1,020,059,190
VALIC Company I Small Cap Fund...................    18     42,820,782.014  10.01    428,636,028    437,568,140
VALIC Company I International Growth I Fund......    20     52,446,488.063  13.32    698,587,221    502,719,609
VALIC Company I Core Value Fund..................    21     18,033,363.782  11.21    202,154,008    179,188,918
Vanguard Long-Term Investment-Grade Fund.........    22     20,448,206.785   9.06    185,260,753    190,126,179
Vanguard Long-Term Treasury Fund.................    23     25,096,341.043  11.50    288,607,922    286,409,274
Vanguard Windsor II Fund.........................    24     56,359,391.492  31.26  1,761,794,578  1,685,694,686
Vanguard Wellington Fund.........................    25     50,636,780.531  32.62  1,651,771,781  1,529,694,929
VALIC Company II International Small Cap Equity..    33     43,467,824.654  17.32    752,862,723    758,046,585
VALIC Company II Small Cap Growth Fund...........    35      3,923,652.303  13.46     52,812,360     51,114,438
VALIC Company II Small Cap Value Fund............    36     18,025,351.567  13.55    244,243,514    275,683,156
VALIC Company II Mid Cap Growth Fund.............    37     10,616,433.565   8.64     91,725,986     87,075,820
VALIC Company II Mid Cap Value Fund..............    38     27,157,005.593  17.32    470,359,337    488,723,541
VALIC Company II Capital Appreciation Fund.......    39      2,862,561.132  11.60     33,205,709     30,478,535
VALIC Company II Large Cap Value Fund............    40     26,669,675.411  14.69    391,777,532    402,560,879
VALIC Company II Socially Responsible Fund.......    41     81,846,976.715  12.54  1,026,361,088  1,046,827,598
VALIC Company II Money Market II Fund............    44    338,360,966.000   1.00    338,360,966    338,360,966
VALIC Company I Nasdaq-100(R) Index Fund.........    46     17,011,756.424   5.76     97,987,717     81,286,622
VALIC Company II Aggressive Growth Lifestyle Fund    48      7,558,853.282  11.99     90,630,651     88,219,031
VALIC Company II Moderate Growth Lifestyle Fund..    49     10,796,093.476  12.54    135,383,012    132,928,337
VALIC Company II Conservative Growth Lifestyle
  Fund...........................................    50      5,028,708.135  10.94     55,014,067     54,681,726
Vanguard LifeStrategy Growth Fund................    52      5,366,390.786  25.07    134,535,417    116,761,082
Vanguard LifeStrategy Moderate Growth Fund.......    53      6,746,613.956  21.21    143,095,682    128,313,202
Vanguard LifeStrategy Conservative Growth Fund...    54      3,179,932.147  17.14     54,504,037     51,102,852
VALIC Company II Core Bond Fund..................    58     20,081,157.468  10.11    203,020,502    203,326,324
VALIC Company II Strategic Bond Fund.............    59     28,246,821.114  11.13    314,387,119    315,778,079
VALIC Company II High Yield Bond Fund............    60     22,321,211.941   8.71    194,417,756    204,048,973
Ariel Fund.......................................    68      9,711,717.923  46.39    450,526,594    487,889,399
Ariel Appreciation Fund..........................    69      7,495,309.119  43.06    322,748,011    326,138,646
Lou Holland Growth Fund..........................    70      2,487,990.106  19.81     49,287,084     44,992,447
VALIC Company I Blue Chip Growth Fund............    72     12,385,627.380  11.03    136,613,470    117,659,384
VALIC Company I Health Sciences Fund.............    73     18,460,698.588  11.17    206,206,003    192,283,901
VALIC Company I Value Fund.......................    74      8,397,945.139  11.52     96,744,328    104,434,455

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                 Schedule of Portfolio Investments (Continued)
                               December 31, 2007

                                                                          Net
                                                                         Asset
                                                                         Value
                                                                          Per    Net Asset
Underlying Fund                                  Division     Shares     Share     Value        Cost
---------------                                  -------- -------------- ----- ------------- -----------
VALIC Company I Broad Cap Value Income Fund.....    75     2,593,191.539 11.11    28,810,358  27,825,423
VALIC Company I Large Cap Core Fund.............    76     5,768,981.739 11.27    65,016,424  60,802,780
VALIC Company I Inflation Protected Fund........    77     1,867,780.249  9.91    18,509,702  18,421,119
VALIC Company I Growth Fund.....................    78    89,637,709.170 11.45 1,026,351,770 836,670,570
VALIC Company I Large Capital Growth Fund.......    79    43,382,847.883 12.99   563,543,194 466,168,400
AIG SunAmerica 2010 High Watermark Fund.........    80     2,658,535.968 10.12    26,904,384  27,529,631
AIG SunAmerica 2015 High Watermark Fund.........    81     2,591,686.520 10.46    27,109,041  28,443,008
AIG SunAmerica 2020 High Watermark Fund.........    82     1,231,826.571 10.50    12,934,179  13,760,976
VALIC Company I Mid Cap Strategic Growth Fund...    83    25,335,964.709 15.36   389,160,418 313,552,656
VALIC Company I Small Cap Special Values Fund...    84    28,749,663.412  9.73   279,734,225 309,094,491
VALIC Company I Small Cap Strategic Growth Fund.    85    12,408,506.980 10.35   128,428,047 129,597,170
VALIC Company I Small Cap Aggressive Growth Fund    86     5,947,603.162 11.75    69,884,337  64,840,847
VALIC Company I Global Equity Fund..............    87    35,201,015.405 12.33   434,028,520 395,471,679
VALIC Company I Global Strategy Fund............    88    39,302,385.430 12.88   506,214,724 446,443,202
VALIC Company I Foreign Value Fund..............    89    85,758,955.088 13.07 1,120,869,543 985,308,704

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statements of Changes in Net Assets

                                                 VALIC Company I Capital    VALIC Company I Capital     VALIC Company I Money
                                                    Conservation Fund          Conservation Fund         Market I Fund Fund
                                                       Division 1                 Division 7                 Division 2
                                                ------------------------  --------------------------  ------------------------
                                                  For The      For The    For The Year  For The Year    For The      For The
                                                 Year Ended   Year Ended     Ended         Ended       Year Ended   Year Ended
                                                December 31, December 31, December 31,  December 31,  December 31, December 31,
                                                    2007         2006         2007          2006          2007         2006
                                                ------------ ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)................  $  131,346   $   16,386  $  8,197,908  $  1,494,114   $   54,318   $   55,164
   Net Realized Gains (Losses) From Securities
     Transactions..............................      35,511        7,480     2,479,415      (294,696)          --           --
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period..........     (88,967)      87,536    (5,625,826)    6,386,402           --           --
                                                 ----------   ----------  ------------  ------------   ----------   ----------
Increase (Decrease) In Net Assets From
  Operations...................................      77,890      111,402     5,051,497     7,585,820       54,318       55,164
                                                 ----------   ----------  ------------  ------------   ----------   ----------
Principal Transactions:
   Purchase Payments...........................     148,690       49,336    18,240,301    17,990,011       36,446       23,287
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals..............    (571,968)    (335,792)  (21,607,518)  (17,556,506)    (160,782)    (107,548)
   Annuity Benefit Payments....................          --           --        (4,935)       (3,774)          --           --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General Account, Net...     (71,962)     (23,941)  (34,734,884)   89,944,033     (100,514)    (260,536)
   Contract Charges............................      (1,958)      (2,488)      (35,912)      (41,179)        (825)        (910)
   Return Of Capital To VALIC..................          --           --            --            --           --           --
                                                 ----------   ----------  ------------  ------------   ----------   ----------
   Increase (Decrease) In Net Assets Resulting
     From Principal Transactions...............    (497,198)    (312,885)  (38,142,948)   90,332,585     (225,675)    (345,707)
                                                 ----------   ----------  ------------  ------------   ----------   ----------
Total Increase (Decrease) In Net Assets........    (419,308)    (201,483)  (33,091,451)   97,918,405     (171,357)    (290,543)
Net Assets:
Beginning Of Period............................   3,268,979    3,470,462   208,202,992   110,284,587    1,487,889    1,778,432
                                                 ----------   ----------  ------------  ------------   ----------   ----------
End Of Period..................................  $2,849,671   $3,268,979  $175,111,541  $208,202,992   $1,316,532   $1,487,889
                                                 ==========   ==========  ============  ============   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                 VALIC Company I Money Market  VALIC Company I Mid Cap Index     VALIC Company I Asset
                                         I Fund Fund                       Fund                     Allocation Fund
                                          Division 6                    Division 4                    Division 5
                                 ---------------------------  ------------------------------  --------------------------
                                  For The Year  For The Year   For The Year    For The Year   For The Year  For The Year
                                     Ended         Ended          Ended           Ended          Ended         Ended
                                  December 31,  December 31,   December 31,    December 31,   December 31,  December 31,
                                      2007          2006           2007            2006           2007          2006
                                 -------------  ------------  --------------  --------------  ------------  ------------
Operations:
   Net Investment Income
     (Loss)..................... $  15,375,867  $ 12,756,778  $    6,652,471  $  (10,803,682) $  3,147,817  $  1,039,546
   Net Realized Gains
     (Losses) From Securities
     Transactions...............            --            --     263,799,643     227,793,618     8,733,747    21,441,805
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period.................            --            --    (105,598,116)    (12,935,319)   (3,022,731)   (5,535,221)
                                 -------------  ------------  --------------  --------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations........    15,375,867    12,756,778     164,853,998     204,054,617     8,858,833    16,946,130
                                 -------------  ------------  --------------  --------------  ------------  ------------
Principal Transactions:
   Purchase Payments............   241,272,074   149,831,054     311,398,217     262,687,250    10,645,627     8,979,050
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals................   (72,955,887)  (65,131,463)   (246,214,320)   (206,597,118)  (16,660,432)  (15,262,520)
   Annuity Benefit
     Payments...................        (1,435)       (1,431)       (101,977)       (108,683)      (25,345)      (23,691)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General
     Account, Net...............  (116,098,157)  (47,839,929)    115,349,611     115,668,270    (5,248,408)  (11,474,223)
   Contract Charges.............      (178,938)     (170,070)       (415,205)       (476,260)      (34,264)      (41,239)
   Return Of Capital To
     VALIC......................            --            --              --              --            --            --
                                 -------------  ------------  --------------  --------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal
     Transactions...............    52,037,657    36,688,161     180,016,326     171,173,459   (11,322,822)  (17,822,623)
                                 -------------  ------------  --------------  --------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets........................    67,413,524    49,444,939     344,870,324     375,228,076    (2,463,989)     (876,493)
Net Assets:
Beginning Of Period.............   385,394,150   335,949,211   2,563,398,539   2,188,170,463   170,564,949   171,441,442
                                 -------------  ------------  --------------  --------------  ------------  ------------
End Of Period................... $ 452,807,674  $385,394,150  $2,908,268,863  $2,563,398,539  $168,100,960  $170,564,949
                                 =============  ============  ==============  ==============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                             VALIC Company I             VALIC Company I            VALIC Company I
                                       Government Securities Fund       Stock Index Fund           Stock Index Fund
                                               Division 8                 Division 10A               Division 10B
                                       --------------------------  --------------------------  ------------------------
                                       For The Year  For The Year  For The Year  For The Year  For The Year For The Year
                                          Ended         Ended         Ended         Ended         Ended        Ended
                                       December 31,  December 31,  December 31,  December 31,  December 31, December 31,
                                           2007          2006          2007          2006          2007         2006
                                       ------------  ------------  ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $  3,405,539  $  1,341,672  $  1,048,890  $   (401,689) $   213,595  $    83,764
   Net Realized Gains (Losses) From
     Securities Transactions..........   (1,174,729)   (1,406,947)   23,234,424    17,985,650    1,710,078    1,449,521
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................    3,941,845     2,047,737   (14,664,232)   13,387,223     (997,394)   1,159,486
                                       ------------  ------------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................    6,172,655     1,982,462     9,619,082    30,971,184      926,279    2,692,771
                                       ------------  ------------  ------------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments..................    7,076,995     8,045,093     1,321,266     3,243,786      194,801      212,978
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (11,317,985)  (10,741,555)  (32,250,666)  (32,295,987)  (1,867,384)  (2,679,134)
   Annuity Benefit Payments...........      (35,448)      (36,697)     (649,932)     (711,392)    (101,135)    (103,715)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............      829,017   (12,799,285)   (2,303,953)   (4,799,653)    (170,273)    (225,380)
   Contract Charges...................      (23,897)      (31,152)           --            --           --           --
   Return Of Capital To VALIC.........           --            --            --            --           --           --
                                       ------------  ------------  ------------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   (3,471,318)  (15,563,596)  (33,883,285)  (34,563,246)  (1,943,991)  (2,795,251)
                                       ------------  ------------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................    2,701,337   (13,581,134)  (24,264,203)   (3,592,062)  (1,017,712)    (102,480)
Net Assets:
Beginning Of Period...................   99,905,737   113,486,871   233,353,934   236,945,996   19,698,595   19,801,075
                                       ------------  ------------  ------------  ------------  -----------  -----------
End Of Period......................... $102,607,074  $ 99,905,737  $209,089,731  $233,353,934  $18,680,883  $19,698,595
                                       ============  ============  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                  VALIC Company I Stock Index Fund VALIC Company I Stock Index VALIC Company I International
                                                                             Fund                        Equities
                                           Division 10C                  Division 10D                Division 11 Fund
                                  ------------------------------   --------------------------  ----------------------------
                                   For The Year     For The Year   For The Year  For The Year   For The Year   For The Year
                                      Ended            Ended          Ended         Ended          Ended          Ended
                                   December 31,     December 31,   December 31,  December 31,   December 31,   December 31,
                                       2007             2006           2007          2006           2007           2006
                                  --------------   --------------  ------------  ------------  --------------  ------------
Operations:
   Net Investment Income
     (Loss)...................... $   27,465,385   $   (3,812,731) $   122,710   $   (39,161)  $   14,951,050  $  5,955,165
   Net Realized Gains (Losses)
     From Securities
     Transactions................    463,491,244      279,275,618    2,529,396     1,560,700       77,603,341   101,458,565
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period......................   (300,919,802)     316,707,049   (1,553,823)    1,946,592      (21,175,286)   49,901,553
                                  --------------   --------------  -----------   -----------   --------------  ------------
Increase (Decrease) In Net Assets
  From Operations................    190,036,827      592,169,936    1,098,283     3,468,131       71,379,105   157,315,283
                                  --------------   --------------  -----------   -----------   --------------  ------------
Principal Transactions:
   Purchase Payments.............    420,314,104      395,665,871      588,900       340,614      161,523,359   139,625,911
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals.............   (449,409,042)    (385,073,637)  (4,018,707)   (2,044,026)     (74,557,780)  (49,731,155)
   Annuity Benefit
     Payments....................       (341,738)        (342,050)     (13,830)      (14,731)         (21,482)      (17,224)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................   (241,781,452)    (121,876,724)    (211,917)     (887,470)     (23,062,110)   34,629,546
   Contract Charges..............       (854,334)      (1,054,582)      (6,650)       (8,395)        (159,657)     (150,848)
   Return Of Capital To
     VALIC.......................             --               --           --            --               --            --
                                  --------------   --------------  -----------   -----------   --------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......   (272,072,462)    (112,681,122)  (3,662,204)   (2,614,008)      63,722,330   124,356,230
                                  --------------   --------------  -----------   -----------   --------------  ------------
Total Increase (Decrease) In Net
  Assets.........................    (82,035,635)     479,488,814   (2,563,921)      854,123      135,101,435   281,671,513
Net Assets:
Beginning Of Period..............  4,676,823,629    4,197,334,815   26,885,046    26,030,923      931,984,106   650,312,593
                                  --------------   --------------  -----------   -----------   --------------  ------------
End Of Period.................... $4,594,787,994   $4,676,823,629  $24,321,125   $26,885,046   $1,067,085,541  $931,984,106
                                  ==============   ==============  ===========   ===========   ==============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                       VALIC Company I              VALIC Company I               VALIC Company I
                                 Global Social Awareness Fund Int'l Government Bond Fund       Small Cap Index Fund
                                         Division 12                  Division 13                   Division 14
                                 --------------------------   --------------------------  ------------------------------
                                 For The Year   For The Year  For The Year  For The Year   For The Year    For The Year
                                    Ended          Ended         Ended         Ended          Ended           Ended
                                 December 31,   December 31,  December 31,  December 31,   December 31,    December 31,
                                     2007           2006          2007          2006           2007            2006
                                 ------------   ------------  ------------  ------------  --------------  --------------
Operations:
   Net Investment Income
     (Loss)..................... $  1,170,724   $   (890,311) $  5,666,873  $  4,232,306  $    1,553,034  $   (5,651,000)
   Net Realized Gains (Losses)
     From Securities
     Transactions...............   57,659,688     25,750,531        88,452     3,919,126     132,287,668      89,153,032
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period.................  (44,448,807)    28,826,473     2,040,444     1,016,351    (168,144,639)     70,581,085
                                 ------------   ------------  ------------  ------------  --------------  --------------
Increase (Decrease) In Net
  Assets From Operations........   14,381,605     53,686,693     7,795,769     9,167,783     (34,303,937)    154,083,117
                                 ------------   ------------  ------------  ------------  --------------  --------------
Principal Transactions:
   Purchase Payments............   37,997,369     30,075,559     9,057,433     9,372,025     167,591,177     151,364,317
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals................  (36,066,140)   (32,512,502)  (12,519,536)  (13,916,910)    (89,922,287)    (69,580,110)
   Annuity Benefit
     Payments...................      (18,452)       (18,632)       (4,986)       (4,906)        (38,562)        (35,124)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net........................    3,686,179    (10,617,760)    1,096,593   (10,471,160)    (16,999,057)     19,909,489
   Contract Charges.............     (100,259)      (119,737)      (32,460)      (40,098)       (223,788)       (237,073)
   Return Of Capital To
     VALIC......................           --             --            --            --              --              --
                                 ------------   ------------  ------------  ------------  --------------  --------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions.....    5,498,697    (13,193,072)   (2,402,956)  (15,061,049)     60,407,483     101,421,499
                                 ------------   ------------  ------------  ------------  --------------  --------------
Total Increase (Decrease) In Net
  Assets........................   19,880,302     40,493,621     5,392,813    (5,893,266)     26,103,546     255,504,616
Net Assets:
Beginning Of Period.............  425,398,185    384,904,564   136,485,696   142,378,962   1,127,890,387     872,385,771
                                 ------------   ------------  ------------  ------------  --------------  --------------
End Of Period................... $445,278,487   $425,398,185  $141,878,509  $136,485,696  $1,153,993,933  $1,127,890,387
                                 ============   ============  ============  ============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                        VALIC Company I             VALIC Company I              VALIC Company I
                                       Core Equity Fund          Growth & Income Fund       Science & Technology Fund
                                          Division 15                 Division 16                  Division 17
                                  --------------------------  --------------------------  -----------------------------
                                  For The Year  For The Year  For The Year  For The Year   For The Year   For The Year
                                     Ended         Ended         Ended         Ended          Ended          Ended
                                  December 31,  December 31,  December 31,  December 31,   December 31,   December 31,
                                      2007          2006          2007          2006           2007           2006
                                  ------------  ------------  ------------  ------------  -------------  --------------
Operations:
   Net Investment Income
     (Loss)...................... $   (323,777) $ (1,517,813) $    303,191  $   (443,496) $  (9,345,030) $   (9,945,077)
   Net Realized Gains (Losses)
     From Securities
     Transactions................    2,496,412    (8,147,788)    9,454,110      (237,546)  (106,048,731)   (162,236,402)
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period......................    7,695,615    56,355,483    (1,686,020)   18,840,545    262,347,471     216,555,410
                                  ------------  ------------  ------------  ------------  -------------  --------------
Increase (Decrease) In Net Assets
  From Operations................    9,868,250    46,689,882     8,071,281    18,159,503    146,953,710      44,373,931
                                  ------------  ------------  ------------  ------------  -------------  --------------
Principal Transactions:
   Purchase Payments.............   17,867,407    20,584,055     6,970,342     6,753,662     57,722,456      72,982,834
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals.............  (43,880,200)  (46,242,972)  (13,820,080)  (15,214,050)  (102,289,137)    (95,400,063)
   Annuity Benefit Payments......      (24,394)      (23,673)       (7,299)       (6,962)       (39,017)        (35,301)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................  (45,413,108)  (66,503,223)   (7,223,560)  (14,755,182)  (109,578,450)   (168,880,677)
   Contract Charges..............     (122,590)     (153,913)      (31,665)      (38,533)      (377,670)       (502,006)
   Return Of Capital To
     VALIC.......................           --            --            --            --             --              --
                                  ------------  ------------  ------------  ------------  -------------  --------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (71,572,885)  (92,339,726)  (14,112,262)  (23,261,065)  (154,561,818)   (191,835,213)
                                  ------------  ------------  ------------  ------------  -------------  --------------
Total Increase (Decrease) In Net
  Assets.........................  (61,704,635)  (45,649,844)   (6,040,981)   (5,101,562)    (7,608,108)   (147,461,282)
Net Assets:
Beginning Of Period..............  456,359,012   502,008,856   137,890,050   142,991,612    984,350,910   1,131,812,192
                                  ------------  ------------  ------------  ------------  -------------  --------------
End Of Period.................... $394,654,377  $456,359,012  $131,849,069  $137,890,050  $ 976,742,802  $  984,350,910
                                  ============  ============  ============  ============  =============  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                         VALIC Company I          Templeton Global Asset    VALIC Company I International
                                         Small Cap Fund               Allocation Fund              Growth I Fund
                                           Division 18               Division 19 /(1)/              Division 20
                                  ----------------------------  --------------------------  ----------------------------
                                   For The Year   For The Year    For The     For The Year  For The Year   For The Year
                                      Ended          Ended       Year Ended      Ended         Ended          Ended
                                   December 31,   December 31,  December 31,  December 31,  December 31,   December 31,
                                       2007           2006          2007          2006          2007           2006
                                  -------------  -------------  ------------ -------------  ------------   ------------
Operations:
   Net Investment Income
     (Loss)...................... $  (4,847,103) $  (5,853,207)     $--      $  (1,995,032) $   (207,410)  $  4,437,123
   Net Realized Gains (Losses)
     From Securities
     Transactions................    85,027,233     77,041,303       --         72,857,346    35,592,813     16,873,332
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........  (111,503,544)   (29,366,155)      --        (39,781,613)   46,263,422     92,908,398
                                  -------------  -------------      ---      -------------  ------------   ------------
Increase (Decrease) In Net Assets
  From Operations................   (31,323,414)    41,821,941       --         31,080,701    81,648,825    114,218,853
                                  -------------  -------------      ---      -------------  ------------   ------------
Principal Transactions:
   Purchase Payments.............    23,319,907     21,674,284       --         17,833,344    52,922,774     33,180,746
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................   (53,468,633)   (58,969,313)      --        (14,630,560)  (57,882,692)   (46,038,049)
   Annuity Benefit Payments......       (26,936)       (27,389)      --            (41,958)      (31,095)       (26,584)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................   (70,522,112)   (66,007,731)      --       (433,769,850)   19,128,421     93,799,963
   Contract Charges..............      (110,576)      (141,954)                    (25,930)     (106,261)      (111,202)
   Return Of Capital To
     VALIC.......................            --             --       --                 --            --             --
                                  -------------  -------------      ---      -------------  ------------   ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (100,808,350)  (103,472,103)      --       (430,634,954)   14,031,147     80,804,874
                                  -------------  -------------      ---      -------------  ------------   ------------
Total Increase (Decrease) In Net
  Assets.........................  (132,131,764)   (61,650,162)      --       (399,554,253)   95,679,972    195,023,727
Net Assets:
Beginning Of Period..............   562,585,240    624,235,402       --        399,554,253   606,337,122    411,313,395
                                  -------------  -------------      ---      -------------  ------------   ------------
End Of Period.................... $ 430,453,476  $ 562,585,240      $--      $          --  $702,017,094   $606,337,122
                                  =============  =============      ===      =============  ============   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                  VALIC Company I Core Value  Vanguard Long-Term Investment Vanguard Long-Term Treasury
                                             Fund                   Grade Fund Fund                    Fund
                                          Division 21                 Division 22                   Division 23
                                  --------------------------  ----------------------------  --------------------------
                                  For The Year  For The Year  For The Year   For The Year   For The Year  For The Year
                                     Ended         Ended         Ended          Ended          Ended         Ended
                                  December 31,  December 31,  December 31,   December 31,   December 31,  December 31,
                                      2007          2006          2007           2006           2007          2006
                                  ------------  ------------  ------------   ------------   ------------  ------------
Operations:
   Net Investment Income
     (Loss)...................... $  1,596,734  $   (307,792) $ 10,031,402   $ 10,186,040   $ 10,877,170  $ 12,124,384
   Net Realized Gains (Losses)
     From Securities
     Transactions................   22,607,526    10,319,759    (1,283,374)      (314,418)       (81,881)   (1,342,164)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........  (25,957,803)   24,463,032    (3,817,641)    (5,933,036)    11,249,477   (10,005,323)
                                  ------------  ------------  ------------   ------------   ------------  ------------
Increase (Decrease) In Net Assets
  From Operations................   (1,753,543)   34,474,999     4,930,387      3,938,586     22,044,766       776,897
                                  ------------  ------------  ------------   ------------   ------------  ------------
Principal Transactions:
   Purchase Payments.............   14,920,427    15,131,456    23,280,098     26,076,750     27,271,224    33,642,814
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................  (27,820,651)  (22,411,619)  (21,804,678)   (20,941,267)   (30,768,649)  (31,223,172)
   Annuity Benefit Payments......       (4,921)       (5,779)       (5,233)        (5,436)        (4,128)       (3,799)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................  (21,940,140)  (10,364,883)  (42,832,032)      (241,042)   (12,790,935)  (51,503,082)
   Contract Charges..............      (50,883)      (62,670)      (43,702)       (59,245)       (65,940)      (88,855)
   Return Of Capital To
     VALIC.......................           --            --            --             --             --            --
                                  ------------  ------------  ------------   ------------   ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......  (34,896,168)  (17,713,495)  (41,405,547)     4,829,760    (16,358,428)  (49,176,094)
                                  ------------  ------------  ------------   ------------   ------------  ------------
Total Increase (Decrease) In Net
  Assets.........................  (36,649,711)   16,761,504   (36,475,160)     8,768,346      5,686,338   (48,399,197)
Net Assets:
Beginning Of Period..............  243,325,240   226,563,736   225,288,693    216,520,347    287,325,672   335,724,869
                                  ------------  ------------  ------------   ------------   ------------  ------------
End Of Period.................... $206,675,529  $243,325,240  $188,813,533   $225,288,693   $293,012,010  $287,325,672
                                  ============  ============  ============   ============   ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                                                     Putnam New
                                        Vanguard                        Vanguard                    Opportunities
                                     Windsor II Fund                 Wellington Fund                    Fund
                                       Division 24                     Division 25                Division 26 /(1)/
                             ------------------------------  ------------------------------  --------------------------
                              For The Year    For The Year    For The Year    For The Year     For The     For The Year
                                 Ended           Ended           Ended           Ended        Year Ended      Ended
                              December 31,    December 31,    December 31,    December 31,   December 31,  December 31,
                                  2007            2006            2007            2006           2007          2006
                             --------------  --------------  --------------  --------------  ------------ -------------
Operations:
   Net Investment Income
     (Loss)................. $   18,870,716  $   18,914,886  $   32,927,468  $   26,215,648      $--      $  (2,187,782)
   Net Realized Gains
     (Losses) From
     Securities
     Transactions...........    252,763,297     118,959,901     107,861,097      84,034,217       --        (45,757,811)
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period.............   (249,997,423)    126,232,028     (30,482,077)     68,136,623       --         53,863,406
                             --------------  --------------  --------------  --------------      ---      -------------
Increase (Decrease) In Net
  Assets From Operations....     21,636,590     264,106,815     110,306,488     178,386,488       --          5,917,813
                             --------------  --------------  --------------  --------------      ---      -------------
Principal Transactions:
   Purchase Payments........    204,447,407     171,787,421     216,491,927     182,851,854       --          7,369,905
   Surrenders Of
     Accumulation Units
     By Terminations And
     Withdrawals............   (193,623,283)   (148,798,584)   (166,020,343)   (128,317,809)      --        (20,007,282)
   Annuity Benefit
     Payments...............        (56,381)        (48,397)        (71,788)        (57,683)      --             (2,710)
   Amounts Transferred
     From (To) Other
     Divisions Or VALIC
     General Account,
     Net....................    (83,134,390)    (36,145,830)      8,413,133       6,005,985       --       (562,086,823)
   Contract Charges.........       (332,254)       (383,326)       (307,005)       (345,613)      --            (55,963)
   Return Of Capital To
     VALIC..................             --              --              --              --       --                 --
                             --------------  --------------  --------------  --------------      ---      -------------
   Increase (Decrease) In
     Net Assets Resulting
     From Principal
     Transactions...........    (72,698,901)    (13,588,716)     58,505,924      60,136,734       --       (574,782,873)
                             --------------  --------------  --------------  --------------      ---      -------------
Total Increase (Decrease) In
  Net Assets................    (51,062,311)    250,518,099     168,812,412     238,523,222       --       (568,865,060)
Net Assets:
Beginning Of Period.........  1,844,022,958   1,593,504,859   1,529,586,550   1,291,063,328       --        568,865,060
                             --------------  --------------  --------------  --------------      ---      -------------
End Of Period............... $1,792,960,647  $1,844,022,958  $1,698,398,962  $1,529,586,550      $--      $          --
                             ==============  ==============  ==============  ==============      ===      =============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                               Putnam OTC                    Putnam                  VALIC Company I
                                         & Emerging Growth Fund        Global Equity Fund         Large Cap Growth Fund
                                            Division 27 /(1)/           Division 28 /(1)/           Division 30 /(1)/
                                       --------------------------  --------------------------  --------------------------
                                         For The     For The Year    For The     For The Year    For The     For The Year
                                        Year Ended      Ended       Year Ended      Ended       Year Ended      Ended
                                       December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                           2007          2006          2007          2006          2007          2006
                                       ------------ -------------  ------------ -------------  ------------ -------------
Operations:
   Net Investment Income (Loss).......     $--      $    (764,275)     $--      $  (1,470,940)     $--      $    (687,081)
   Net Realized Gains (Losses) From
     Securities Transactions..........      --         30,740,532       --         (7,349,467)      --        (72,666,097)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................      --        (17,980,374)      --         36,666,155       --         69,988,225
                                           ---      -------------      ---      -------------      ---      -------------
Increase (Decrease) In Net Assets From
  Operations..........................      --         11,995,883       --         27,845,748       --         (3,364,953)
                                           ---      -------------      ---      -------------      ---      -------------
Principal Transactions:
   Purchase Payments..................      --          4,469,701       --          7,887,854       --          5,263,470
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................      --         (6,629,032)      --        (13,374,567)      --        (12,376,211)
   Annuity Benefit Payments...........      --               (582)      --             (2,988)      --             (1,286)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............      --       (200,411,030)      --       (400,754,151)      --       (330,368,198)
   Contract Charges...................      --            (27,239)      --            (32,770)      --            (41,179)
   Return Of Capital To VALIC.........      --                 --       --                 --       --                 --
                                           ---      -------------      ---      -------------      ---      -------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................      --       (202,598,182)      --       (406,276,622)      --       (337,523,404)
                                           ---      -------------      ---      -------------      ---      -------------
Total Increase (Decrease) In Net
  Assets..............................      --       (190,602,299)      --       (378,430,874)      --       (340,888,357)
Net Assets:
Beginning Of Period...................      --        190,602,299       --        378,430,874       --        340,888,357
                                           ---      -------------      ---      -------------      ---      -------------
End Of Period.........................     $--      $          --      $--      $          --      $--      $          --
                                           ===      =============      ===      =============      ===      =============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                                                  VALIC Company II
                                                                                             International Small Cap Equity
                                   American Century Ultra Fund     Templeton Foreign Fund               Fund
                                        Division 31 /(1)/             Division 32 /(1)/              Division 33
                                  -----------------------------  --------------------------  -----------------------------
                                    For The                        For The     For The Year  For The Year    For The Year
                                   Year Ended    For The Year     Year Ended      Ended         Ended           Ended
                                  December 31,       Ended       December 31,  December 31,  December 31,    December 31,
                                      2007     December 31, 2006     2007          2006          2007            2006
                                  ------------ ----------------- ------------ -------------  ------------    ------------
Operations:
   Net Investment Income
     (Loss)......................     $--       $    (3,832,258)     $--      $  (2,666,223) $   (864,258)   $   (798,164)
   Net Realized Gains (Losses)
     From Securities
     Transactions................      --           (41,589,079)      --        166,223,502    87,763,516      44,884,381
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........      --            (2,649,820)      --       (119,112,933)  (63,476,597)     30,563,805
                                      ---       ---------------      ---      -------------   ------------   ------------
Increase (Decrease) In Net Assets
  From Operations................      --           (48,071,157)      --         44,444,346    23,422,661      74,650,022
                                      ---       ---------------      ---      -------------   ------------   ------------
Principal Transactions:
   Purchase Payments.............      --            35,947,935       --         26,052,944   121,503,817      74,390,332
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................      --           (33,270,326)      --        (20,870,652)  (53,011,679)    (26,665,653)
   Annuity Benefit Payments......      --               (10,541)      --             (2,981)       (3,869)         (1,205)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net........      --          (963,790,580)      --       (701,468,745)   94,679,582     202,331,153
   Contract Charges..............      --               (90,109)      --            (40,369)     (139,586)       (131,567)
   Return Of Capital To VALIC....      --                    --       --                 --            --              --
                                      ---       ---------------      ---      -------------   ------------   ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......      --          (961,213,621)      --       (696,329,803)  163,028,265     249,923,060
                                      ---       ---------------      ---      -------------   ------------   ------------
Total Increase (Decrease) In Net
  Assets.........................      --        (1,009,284,778)      --       (651,885,457)  186,450,926     324,573,082
Net Assets:
Beginning Of Period..............      --         1,009,284,778       --        651,885,457   571,099,015     246,525,933
                                      ---       ---------------      ---      -------------   ------------   ------------
End Of Period....................     $--       $            --      $--      $          --  $757,549,941    $571,099,015
                                      ===       ===============      ===      =============   ============   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                       VALIC Company II Small Cap      VALIC Company II           VALIC Company II
                                              Growth Fund            Small Cap Value Fund        Mid Cap Growth Fund
                                              Division 35                 Division 36                Division 37
                                       ------------------------   --------------------------  ------------------------
                                       For The Year  For The Year For The Year  For The Year  For The Year For The Year
                                          Ended         Ended        Ended         Ended         Ended        Ended
                                       December 31,  December 31, December 31,  December 31,  December 31, December 31,
                                           2007          2006         2007          2006          2007         2006
                                       ------------  ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $  (371,855)  $  (333,239) $   (103,554) $   (137,842) $  (569,918) $  (394,639)
   Net Realized Gains (Losses) From
     Securities Transactions..........   6,388,264     4,510,590    16,590,732    12,214,616   15,955,864    7,642,199
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (4,611,497)     (521,674)  (39,929,025)    6,851,577   (7,275,166)    (125,514)
                                       -----------   -----------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................   1,404,912     3,655,677   (23,441,847)   18,928,351    8,110,780    7,122,046
                                       -----------   -----------  ------------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments..................   7,441,537     5,873,721    39,623,421    10,088,856    9,380,915    5,808,164
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (4,629,989)   (5,143,936)  (18,213,178)   (8,658,248)  (7,130,839)  (4,665,506)
   Annuity Benefit Payments...........      (1,789)         (208)       (4,498)       (2,771)          --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   1,527,406       157,790    86,395,041    45,839,057   21,629,932    3,138,728
   Contract Charges...................     (10,953)      (12,486)      (41,630)      (27,106)     (14,089)     (13,928)
   Return Of Capital To VALIC.........          --            --            --            --           --           --
                                       -----------   -----------  ------------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   4,326,212       874,881   107,759,156    47,239,788   23,865,919    4,267,458
                                       -----------   -----------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................   5,731,124     4,530,558    84,317,309    66,168,139   31,976,699   11,389,504
Net Assets:
Beginning Of Period...................  47,635,685    43,105,127   161,461,987    95,293,848   61,129,897   49,740,393
                                       -----------   -----------  ------------  ------------  -----------  -----------
End Of Period......................... $53,366,809   $47,635,685  $245,779,296  $161,461,987  $93,106,596  $61,129,897
                                       ===========   ===========  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                        VALIC Company II Mid Cap   VALIC Company II Capital  VALIC Company II Large Cap
                                               Value Fund              Appreciation Fund             Value Fund
                                               Division 38                Division 39                Division 40
                                       --------------------------  ------------------------  --------------------------
                                       For The Year  For The Year  For The Year For The Year For The Year  For The Year
                                          Ended         Ended         Ended        Ended        Ended         Ended
                                       December 31,  December 31,  December 31, December 31, December 31,  December 31,
                                           2007          2006          2007         2006         2007          2006
                                       ------------  ------------  ------------ ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)....... $ (1,208,663) $ (1,096,394) $   (24,433) $   (47,605) $  1,040,269  $    342,210
   Net Realized Gains (Losses) From
     Securities Transactions..........   63,588,033    45,657,219      980,192      824,038    30,158,047    13,583,919
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (57,433,064)    7,736,331    1,666,868     (285,055)  (24,277,234)   10,067,311
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations..........................    4,946,306    52,297,156    2,622,627      491,378     6,921,082    23,993,440
                                       ------------  ------------  -----------  -----------  ------------  ------------
Principal Transactions:
   Purchase Payments..................   70,088,140    41,758,196    3,069,631    1,194,049    56,840,647    22,606,445
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (42,421,179)  (28,426,687)  (1,029,675)  (2,011,995)  (29,402,335)   (8,640,768)
   Annuity Benefit Payments...........      (13,038)       (8,216)          --           --            --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   28,083,621    33,550,696   19,243,818     (886,630)   60,539,068   204,973,738
   Contract Charges...................      (79,399)      (77,319)      (2,677)      (2,072)     (108,946)      (59,847)
   Return Of Capital To VALIC.........           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   55,658,145    46,796,670   21,281,097   (1,706,648)   87,868,434   218,879,568
                                       ------------  ------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net
  Assets..............................   60,604,451    99,093,826   23,903,724   (1,215,270)   94,789,516   242,873,008
Net Assets:
Beginning Of Period...................  412,896,013   313,802,187    9,446,770   10,662,040   298,898,012    56,025,004
                                       ------------  ------------  -----------  -----------  ------------  ------------
End Of Period......................... $473,500,464  $412,896,013  $33,350,494  $ 9,446,770  $393,687,528  $298,898,012
                                       ============  ============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                    VALIC Company II Socially     VALIC Company II Money    VALIC Company I Nasdaq-100
                                        Responsible Fund              Market II Fund              (R) Index Fund
                                           Division 41                  Division 44                Division 46
                                  ----------------------------  --------------------------  -------------------------
                                   For The Year   For The Year  For The Year  For The Year  For The Year For The Year
                                      Ended          Ended         Ended         Ended         Ended        Ended
                                   December 31,   December 31,  December 31,  December 31,  December 31, December 31,
                                       2007           2006          2007          2006          2007         2006
                                  --------------  ------------  ------------  ------------  ------------ ------------
Operations:
   Net Investment Income
     (Loss)...................... $    3,178,657  $    416,673  $ 10,804,614  $  5,200,407  $  (745,038) $   (720,505)
   Net Realized Gains (Losses)
     From Securities
     Transactions................     61,604,143    10,068,596            (1)           (1)   5,988,866     4,093,913
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........    (53,715,744)   31,074,696             1             1    7,389,536       740,780
                                  --------------  ------------  ------------  ------------  -----------  ------------
Increase (Decrease) In Net Assets
  From Operations................     11,067,056    41,559,965    10,804,614     5,200,407   12,633,364     4,114,188
                                  --------------  ------------  ------------  ------------  -----------  ------------
Principal Transactions:
   Purchase Payments.............    146,483,801    52,295,087   145,762,527    72,946,666    9,548,979    10,795,682
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................    (64,403,538)  (14,208,694)  (50,979,885)  (26,733,292)  (8,295,285)   (8,244,620)
   Annuity Benefit Payments......             --            --        (4,151)       (4,170)        (474)         (421)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................    446,118,086   274,890,282     8,419,794    92,613,781    4,946,963   (13,680,496)
   Contract Charges..............        (95,286)      (91,064)      (34,216)      (23,516)     (20,840)      (26,046)
   Return Of Capital To
     VALIC.......................             --            --            --            --           --            --
                                  --------------  ------------  ------------  ------------  -----------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......    528,103,063   312,885,611   103,164,069   138,799,469    6,179,343   (11,155,901)
                                  --------------  ------------  ------------  ------------  -----------  ------------
Total Increase (Decrease) In Net
  Assets.........................    539,170,119   354,445,576   113,968,683   143,999,876   18,812,707    (7,041,713)
Net Assets:
Beginning Of Period..............    492,206,270   137,760,694   225,902,582    81,902,706   80,169,689    87,211,402
                                  --------------  ------------  ------------  ------------  -----------  ------------
End Of Period.................... $1,031,376,389  $492,206,270  $339,871,265  $225,902,582  $98,982,396  $ 80,169,689
                                  ==============  ============  ============  ============  ===========  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                      VALIC Company II Aggressive VALIC Company II Moderate
                                         Janus Adviser Worldwide Fund   Growth Lifestyle Fund       Growth Lifestyle Fund
                                             Division 47 /(1)/               Division 48                 Division 49
                                         ---------------------------  --------------------------  -------------------------
                                           For The     For The Year   For The Year  For The Year  For The Year  For The Year
                                          Year Ended      Ended          Ended         Ended         Ended         Ended
                                         December 31,  December 31,   December 31,  December 31,  December 31,  December 31,
                                             2007          2006           2007          2006          2007          2006
                                         ------------  ------------   ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss).........     $--       $   (136,919)  $   785,373   $  (369,385)  $    878,950  $   242,661
   Net Realized Gains (Losses) From
     Securities Transactions............      --          4,517,978    10,029,562     7,429,371     11,249,980   11,078,067
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period.........................      --         (3,813,941)   (4,468,996)     (340,231)    (3,599,921)  (2,895,951)
                                             ---       ------------   -----------   -----------   ------------  -----------
Increase (Decrease) In Net Assets From
  Operations............................      --            567,118     6,345,939     6,719,755      8,529,009    8,424,777
                                             ---       ------------   -----------   -----------   ------------  -----------
Principal Transactions:
   Purchase Payments....................      --          1,674,132    18,854,122    10,918,948     36,278,157   19,813,653
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals.......      --         (1,440,076)   (5,079,363)   (4,115,290)    (7,139,088)  (9,199,048)
   Annuity Benefit Payments.............      --               (143)           --            --           (500)        (120)
   Amounts Transferred From (To)
     Other Divisions Or VALIC General
     Account, Net.......................      --        (36,266,838)    6,073,209     9,021,751      2,632,515      849,999
   Contract Charges.....................      --             (3,572)      (24,614)      (20,542)       (34,080)     (31,617)
   Return Of Capital To VALIC...........      --                 --            --            --             --           --
                                             ---       ------------   -----------   -----------   ------------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.......................      --        (36,036,497)   19,823,354    15,804,867     31,737,004   11,432,867
                                             ---       ------------   -----------   -----------   ------------  -----------
Total Increase (Decrease) In Net Assets.      --        (35,469,379)   26,169,293    22,524,622     40,266,013   19,857,644
Net Assets:
Beginning Of Period.....................      --         35,469,379    65,767,867    43,243,245     96,758,279   76,900,635
                                             ---       ------------   -----------   -----------   ------------  -----------
End Of Period...........................     $--       $         --   $91,937,160   $65,767,867   $137,024,292  $96,758,279
                                             ===       ============   ===========   ===========   ============  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                           VALIC Company II                                           Vanguard
                                             Conservative                 Vanguard              LifeStrategy Moderate
                                         Growth Lifestyle Fund    LifeStrategy Growth Fund           Growth Fund
                                              Division 50                Division 52                 Division 53
                                       ------------------------  --------------------------  --------------------------
                                       For The Year For The Year For The Year  For The Year  For The Year  For The Year
                                          Ended        Ended        Ended         Ended         Ended         Ended
                                       December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                           2007         2006         2007          2006          2007          2006
                                       ------------ ------------ ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)....... $   416,783  $  (249,434) $  1,529,955  $  1,021,836  $  2,517,052  $  1,837,530
   Net Realized Gains (Losses) From
     Securities Transactions..........   3,327,987    3,205,714     7,347,149     3,895,451     7,159,382     4,132,038
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (1,048,873)     153,751    (1,850,268)    8,070,488    (1,913,846)    6,690,311
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations..........................   2,695,897    3,110,031     7,026,836    12,987,775     7,762,588    12,659,879
                                       -----------  -----------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments..................  10,344,451    6,772,988    28,179,262    16,965,778    29,619,833    18,061,209
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (4,109,166)  (3,790,193)  (10,855,795)   (9,466,984)  (12,260,450)  (14,040,990)
   Annuity Benefit Payments...........          --           --            --            --          (573)         (528)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   7,120,617      185,624     4,966,138     3,957,735     2,233,394       430,301
   Contract Charges...................      (9,464)      (8,994)      (28,334)      (26,496)      (33,142)      (34,292)
   Return Of Capital To VALIC.........          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................  13,346,438    3,159,425    22,261,271    11,430,033    19,559,062     4,415,700
                                       -----------  -----------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets..............................  16,042,335    6,269,456    29,288,107    24,417,808    27,321,650    17,075,579
Net Assets:
Beginning Of Period...................  39,257,936   32,988,480   109,113,565    84,695,757   122,483,607   105,408,028
                                       -----------  -----------  ------------  ------------  ------------  ------------
End Of Period......................... $55,300,271  $39,257,936  $138,401,672  $109,113,565  $149,805,257  $122,483,607
                                       ===========  ===========  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                         Vanguard LifeStrategy                                 Evergreen Fundamental Large
                                       Conservative Growth Fund  Evergreen Special Values Fund          Cap Fund
                                              Division 54             Division 55 /(1)/             Division 56 /(1)/
                                       ------------------------  ----------------------------  --------------------------
                                       For The Year For The Year   For The      For The Year     For The     For The Year
                                          Ended        Ended      Year Ended       Ended        Year Ended      Ended
                                       December 31, December 31, December 31,   December 31,   December 31,  December 31,
                                           2007         2006         2007           2006           2007          2006
                                       ------------ ------------ ------------  -------------   ------------ -------------
Operations:
   Net Investment Income (Loss)....... $ 1,201,286  $   879,966      $--       $  (1,350,618)      $--      $    (531,538)
   Net Realized Gains (Losses) From
     Securities Transactions..........   2,200,273    1,428,299       --          59,050,349        --          8,282,245
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................    (625,064)   1,479,567       --         (26,218,508)       --         (3,551,528)
                                       -----------  -----------      ---       -------------       ---      -------------
Increase (Decrease) In Net Assets From
  Operations..........................   2,776,495    3,787,832       --          31,481,223        --          4,199,179
                                       -----------  -----------      ---       -------------       ---      -------------
Principal Transactions:
   Purchase Payments..................   9,201,839    4,574,035       --          24,136,427        --         15,946,121
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (5,421,468)  (5,153,866)      --         (10,572,485)       --         (3,728,304)
   Annuity Benefit Payments...........          --           --       --             (10,133)       --                 --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   4,567,304      451,413       --        (354,331,101)       --       (181,032,939)
   Contract Charges...................     (10,663)     (12,073)      --             (20,847)       --            (21,848)
   Return Of Capital To VALIC.........          --           --       --                  --        --                 --
                                       -----------  -----------      ---       -------------       ---      -------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   8,337,012     (140,491)      --        (340,798,139)       --       (168,836,970)
                                       -----------  -----------      ---       -------------       ---      -------------
Total Increase (Decrease) In Net
  Assets..............................  11,113,507    3,647,341       --        (309,316,916)       --       (164,637,791)
Net Assets:
Beginning Of Period...................  45,741,166   42,093,825       --         309,316,916        --        164,637,791
                                       -----------  -----------      ---       -------------       ---      -------------
End Of Period......................... $56,854,673  $45,741,166      $--       $          --       $--      $          --
                                       ===========  ===========      ===       =============       ===      =============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                    VALIC Company II Core Bond      VALIC Company II
                                       Evergreen Equity Income Fund            Fund                Strategic Bond Fund
                                           Division 57 /(1)/               Division 58                 Division 59
                                       ---------------------------  -------------------------  --------------------------
                                         For The     For The Year   For The Year  For The Year For The Year  For The Year
                                        Year Ended      Ended          Ended         Ended        Ended         Ended
                                       December 31,  December 31,   December 31,  December 31, December 31,  December 31,
                                           2007          2006           2007          2006         2007          2006
                                       ------------  ------------   ------------  ------------ ------------  ------------
Operations:
   Net Investment Income (Loss).......     $--       $    (38,982)  $  5,155,892  $ 1,967,221  $ 11,632,894  $  6,323,289
   Net Realized Gains (Losses) From
     Securities Transactions..........      --            936,102        314,588      (21,341)    4,156,164     3,573,934
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................      --            172,557       (524,990)     936,506    (6,475,332)    4,308,912
                                           ---       ------------   ------------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations..........................      --          1,069,677      4,945,490    2,882,386     9,313,726    14,206,135
                                           ---       ------------   ------------  -----------  ------------  ------------
Principal Transactions:
   Purchase Payments..................      --          1,362,209     17,912,635    4,785,320    55,015,432    40,136,862
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................      --           (912,386)   (12,066,330)  (5,771,109)  (21,169,760)  (14,538,568)
   Annuity Benefit Payments...........      --                 --         (1,353)      (1,359)       (1,071)         (721)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............      --        (26,283,973)   106,564,096   31,216,856    45,932,483    39,832,414
   Contract Charges...................      --             (2,766)       (19,289)     (14,182)      (43,545)      (40,099)
   Return Of Capital To VALIC.........      --                 --             --           --            --            --
                                           ---       ------------   ------------  -----------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................      --        (25,836,916)   112,389,759   30,215,526    79,733,539    65,389,888
                                           ---       ------------   ------------  -----------  ------------  ------------
Total Increase (Decrease) In Net
  Assets..............................      --        (24,767,239)   117,335,249   33,097,912    89,047,265    79,596,023
Net Assets:
Beginning Of Period...................      --         24,767,239     86,881,501   53,783,589   227,453,211   147,857,188
                                           ---       ------------   ------------  -----------  ------------  ------------
End Of Period.........................     $--       $         --   $204,216,750  $86,881,501  $316,500,476  $227,453,211
                                           ===       ============   ============  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            VALIC Company II
                                          High Yield Bond Fund             Janus Fund         AIM Large Cap Growth Fund
                                               Division 60              Division 61/(1)/           Division 62/(1)/
                                       --------------------------  -------------------------  -------------------------
                                       For The Year  For The Year    For The    For The Year    For The    For The Year
                                          Ended         Ended       Year Ended     Ended       Year Ended     Ended
                                       December 31,  December 31,  December 31, December 31,  December 31, December 31,
                                           2007          2006          2007         2006          2007         2006
                                       ------------  ------------  ------------ ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $  9,379,496  $  4,834,859      $--      $   (197,776)     $--      $    (75,732)
   Net Realized Gains (Losses) From
     Securities Transactions..........    2,626,397     4,484,859       --         6,570,703       --         2,411,870
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (12,332,359)    1,635,701       --        (5,660,371)      --        (2,479,134)
                                       ------------  ------------      ---      ------------      ---      ------------
Increase (Decrease) In Net Assets From
  Operations..........................     (326,466)   10,955,419       --           712,556       --          (142,996)
                                       ------------  ------------      ---      ------------      ---      ------------
Principal Transactions:
   Purchase Payments..................   26,041,719    15,974,022       --         2,784,559       --           129,687
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (15,127,286)  (10,790,160)      --        (1,771,748)      --          (662,778)
   Annuity Benefit Payments...........         (331)         (254)      --              (106)      --              (277)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   61,914,256    24,802,619       --       (52,351,367)      --       (17,887,933)
   Contract Charges...................      (35,676)      (28,092)      --            (5,557)      --            (1,738)
   Return Of Capital To VALIC.........           --            --       --                --       --                --
                                       ------------  ------------      ---      ------------      ---      ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   72,792,682    29,958,135       --       (51,344,219)      --       (18,423,039)
                                       ------------  ------------      ---      ------------      ---      ------------
Total Increase (Decrease) In Net
  Assets..............................   72,466,216    40,913,554       --       (50,631,663)      --       (18,566,035)
Net Assets:
Beginning Of Period...................  123,140,383    82,226,829       --        50,631,663       --        18,566,035
                                       ------------  ------------      ---      ------------      ---      ------------
End Of Period......................... $195,606,599  $123,140,383      $--      $         --      $--      $         --
                                       ============  ============      ===      ============      ===      ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                              Credit Suisse                MSIF Trust
                                                          Small Cap Growth Fund     Mid Cap Growth Portfolio
                                                             Division 63/(1)/           Division 64/(1)/
                                                        -------------------------  --------------------------
                                                          For The    For The Year    For The     For The Year
                                                         Year Ended     Ended       Year Ended      Ended
                                                        December 31, December 31,  December 31,  December 31,
                                                            2007         2006          2007          2006
                                                        ------------ ------------  ------------ -------------
Operations:
   Net Investment Income (Loss)........................     $--      $   (228,855)     $--      $    (516,248)
   Net Realized Gains (Losses) From Securities
     Transactions......................................      --         5,109,289       --         29,590,378
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period..................      --        (2,710,278)      --        (25,526,791)
                                                            ---      ------------      ---      -------------
Increase (Decrease) In Net Assets From Operations......      --         2,170,156       --          3,547,339
                                                            ---      ------------      ---      -------------
Principal Transactions:
   Purchase Payments...................................      --         3,360,043       --          8,399,788
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals...................................      --        (2,072,415)      --         (3,843,880)
   Annuity Benefit Payments............................      --              (121)      --               (672)
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net........................      --       (54,245,605)      --       (123,879,585)
   Contract Charges....................................      --            (3,922)      --             (6,540)
   Return Of Capital To VALIC..........................      --                --       --                 --
                                                            ---      ------------      ---      -------------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions............................      --       (52,962,020)      --       (119,330,889)
                                                            ---      ------------      ---      -------------
Total Increase (Decrease) In Net Assets................      --       (50,791,864)      --       (115,783,550)
Net Assets:
Beginning Of Period....................................      --        50,791,864       --        115,783,550
                                                            ---      ------------      ---      -------------
End Of Period..........................................     $--      $         --      $--      $          --
                                                            ===      ============      ===      =============

                                                                Evergreen
                                                           Special Equity Fund
                                                            Division 65 /(1)/
                                                        -------------------------
                                                          For The    For The Year
                                                         Year Ended     Ended
                                                        December 31, December 31,
                                                            2007         2006
                                                        ------------ ------------
Operations:
   Net Investment Income (Loss)........................     $--      $   (183,844)
   Net Realized Gains (Losses) From Securities
     Transactions......................................      --         6,889,108
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period..................      --        (4,802,740)
                                                            ---      ------------
Increase (Decrease) In Net Assets From Operations......      --         1,902,524
                                                            ---      ------------
Principal Transactions:
   Purchase Payments...................................      --         1,474,104
   Surrenders Of Accumulation Units By Terminations
     And Withdrawals...................................      --        (2,012,047)
   Annuity Benefit Payments............................      --              (135)
   Amounts Transferred From (To) Other Divisions Or
     VALIC General Account, Net........................      --       (46,286,264)
   Contract Charges....................................      --            (3,672)
   Return Of Capital To VALIC..........................      --                --
                                                            ---      ------------
   Increase (Decrease) In Net Assets Resulting From
     Principal Transactions............................      --       (46,828,014)
                                                            ---      ------------
Total Increase (Decrease) In Net Assets................      --       (44,925,490)
Net Assets:
Beginning Of Period....................................      --        44,925,490
                                                            ---      ------------
End Of Period..........................................     $--      $         --
                                                            ===      ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                   SIT                        SIT                        Ariel
                                          Small Cap Growth Fund       Mid Cap Growth Fund                 Fund
                                            Division 66 /(1)/           Division 67/(1)/              Division 68
                                       --------------------------  -------------------------  ---------------------------
                                         For The     For The Year    For The    For The Year  For The Year   For The Year
                                        Year Ended      Ended       Year Ended     Ended         Ended          Ended
                                       December 31,  December 31,  December 31, December 31,  December 31,   December 31,
                                           2007          2006          2007         2006          2007           2006
                                       ------------ -------------  ------------ ------------  ------------  -------------
Operations:
   Net Investment Income (Loss).......     $--      $    (556,002)     $--      $   (122,742) $ (3,444,485) $  (5,132,652)
   Net Realized Gains (Losses) From
     Securities Transactions..........      --         34,693,466       --         6,158,656    68,914,860     67,891,300
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................      --        (26,287,925)      --        (5,761,532)  (75,631,189)   (15,446,849)
                                           ---      -------------      ---      ------------  ------------  -------------
Increase (Decrease) In Net Assets From
  Operations..........................      --          7,849,539       --           274,382   (10,160,814)    47,311,799
                                           ---      -------------      ---      ------------  ------------  -------------
Principal Transactions:
   Purchase Payments..................      --          9,160,849       --         1,646,029    60,921,206     78,810,412
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................      --         (4,250,509)      --        (1,289,404)  (55,007,587)   (51,146,855)
   Annuity Benefit Payments...........      --               (114)      --              (203)      (48,104)       (41,142)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............      --       (138,948,029)      --       (30,117,777)  (60,053,093)  (119,658,570)
   Contract Charges...................      --             (8,493)      --            (1,898)     (118,280)      (158,894)
   Return Of Capital To VALIC.........      --                 --       --                --            --             --
                                           ---      -------------      ---      ------------  ------------  -------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................      --       (134,046,296)      --       (29,763,253)  (54,305,858)   (92,195,049)
                                           ---      -------------      ---      ------------  ------------  -------------
Total Increase (Decrease) In Net
  Assets..............................      --       (126,196,757)      --       (29,488,871)  (64,466,672)   (44,883,250)
Net Assets:
Beginning Of Period...................      --        126,196,757       --        29,488,871   521,090,657    565,973,907
                                           ---      -------------      ---      ------------  ------------  -------------
End Of Period.........................     $--      $          --      $--      $         --  $456,623,985  $ 521,090,657
                                           ===      =============      ===      ============  ============  =============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                                                   Dreyfus BASIC
                                         Ariel Appreciation Fund    Lou Holland Growth Fund  U.S. Mortgage Securities Fund
                                               Division 69                Division 70             Division 71/(1)/
                                       --------------------------  ------------------------  ----------------------------
                                       For The Year  For The Year  For The Year For The Year   For The      For The Year
                                          Ended         Ended         Ended        Ended      Year Ended       Ended
                                       December 31,  December 31,  December 31, December 31, December 31,   December 31,
                                           2007          2006          2007         2006         2007           2006
                                       ------------  ------------  ------------ ------------ ------------   ------------
Operations:
   Net Investment Income (Loss)....... $ (1,852,315) $ (3,647,010) $  (431,198) $  (425,708)     $--        $  1,174,334
   Net Realized Gains (Losses) From
     Securities Transactions..........   55,011,533    52,341,971    3,042,811    2,110,328       --          (4,739,419)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (58,781,127)  (12,576,769)   1,555,715      572,744       --           2,757,006
                                       ------------  ------------  -----------  -----------      ---        ------------
Increase (Decrease) In Net Assets From
  Operations..........................   (5,621,909)   36,118,192    4,167,328    2,257,364       --            (808,079)
                                       ------------  ------------  -----------  -----------      ---        ------------
Principal Transactions:
   Purchase Payments..................   37,725,510    51,570,472    4,715,831    5,824,909       --           4,744,765
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (41,535,160)  (40,593,497)  (3,606,836)  (4,347,402)      --          (3,599,646)
   Annuity Benefit Payments...........      (62,422)      (61,665)      (1,703)      (1,524)      --              (2,569)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............  (53,742,629)  (91,011,267)  (8,373,668)  16,232,089       --         (87,853,954)
   Contract Charges...................      (94,309)     (130,622)      (5,129)      (7,006)      --              (7,431)
   Return Of Capital To VALIC.........           --            --           --           --       --                  --
                                       ------------  ------------  -----------  -----------      ---        ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................  (57,709,010)  (80,226,579)  (7,271,505)  17,701,066       --         (86,718,835)
                                       ------------  ------------  -----------  -----------      ---        ------------
Total Increase (Decrease) In Net
  Assets..............................  (63,330,919)  (44,108,387)  (3,104,177)  19,958,430       --         (87,526,914)
Net Assets:
Beginning Of Period...................  389,077,554   433,185,941   52,564,459   32,606,029       --          87,526,914
                                       ------------  ------------  -----------  -----------      ---        ------------
End Of Period......................... $325,746,635  $389,077,554  $49,460,282  $52,564,459      $--        $         --
                                       ============  ============  ===========  ===========      ===        ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            VALIC Company I             VALIC Company I            VALIC Company I
                                         Blue Chip Growth Fund       Health Sciences Fund             Value Fund
                                              Division 72                 Division 73                Division 74
                                       -------------------------  --------------------------  -------------------------
                                       For The Year  For The Year For The Year  For The Year  For The Year For The Year
                                          Ended         Ended        Ended         Ended         Ended        Ended
                                       December 31,  December 31, December 31,  December 31,  December 31, December 31,
                                           2007          2006         2007          2006          2007         2006
                                       ------------  ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $   (806,209) $  (499,920) $ (1,859,413) $ (1,789,335) $  (476,080) $     37,346
   Net Realized Gains (Losses) From
     Securities Transactions..........    6,018,450    2,269,050    27,088,099    32,013,459    7,562,037    19,950,936
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................    6,943,383    4,650,944     3,955,725   (17,594,711)  (5,044,755)   (4,512,867)
                                       ------------  -----------  ------------  ------------  -----------  ------------
Increase (Decrease) In Net Assets From
  Operations..........................   12,155,624    6,420,074    29,184,411    12,629,413    2,041,202    15,475,415
                                       ------------  -----------  ------------  ------------  -----------  ------------
Principal Transactions:
   Purchase Payments..................   18,661,691   13,324,033    20,970,204    25,262,134   16,227,353    22,064,577
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (11,416,195)  (6,730,315)  (17,421,623)  (16,676,712)  (6,549,704)   (8,436,849)
   Annuity Benefit Payments...........       (3,210)      (1,456)       (6,158)       (5,323)          --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............   31,167,089   18,863,675   (11,467,891)  (14,410,790)   7,288,913   (93,109,175)
   Contract Charges...................      (17,331)     (16,081)      (44,568)      (56,098)     (18,500)      (54,295)
   Return Of Capital To VALIC.........           --           --            --            --           --   (12,946,909)
                                       ------------  -----------  ------------  ------------  -----------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................   38,392,044   25,439,856    (7,970,036)   (5,886,789)  16,948,062   (92,482,651)
                                       ------------  -----------  ------------  ------------  -----------  ------------
Total Increase (Decrease) In Net
  Assets..............................   50,547,668   31,859,930    21,214,375     6,742,624   18,989,264   (77,007,236)
Net Assets:
Beginning Of Period...................   89,544,506   57,684,576   186,129,645   179,387,021   78,190,690   155,197,926
                                       ------------  -----------  ------------  ------------  -----------  ------------
End Of Period......................... $140,092,174  $89,544,506  $207,344,020  $186,129,645  $97,179,954  $ 78,190,690
                                       ============  ===========  ============  ============  ===========  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            VALIC Company I              VALIC Company I            VALIC Company I
                                       Broad Cap Value Income Fund     Large Cap Core Fund     Inflation Protected Fund
                                              Division 75                  Division 76                Division 77
                                       --------------------------  --------------------------  ------------------------
                                       For The Year  For The Year  For The Year  For The Year  For The Year For The Year
                                          Ended         Ended         Ended         Ended         Ended        Ended
                                       December 31,  December 31,  December 31,  December 31,  December 31, December 31,
                                           2007          2006          2007          2006          2007         2006
                                       ------------  ------------  ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)....... $   200,894   $   130,347   $   (334,176) $    169,652  $   551,117  $   433,801
   Net Realized Gains (Losses) From
     Securities Transactions..........   2,040,608       187,037      9,962,791       239,745     (131,071)    (216,367)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (1,981,073)    2,978,524     (3,093,566)    7,344,741      707,380     (273,565)
                                       -----------   -----------   ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations..........................     260,429     3,295,908      6,535,049     7,754,138    1,127,426      (56,131)
                                       -----------   -----------   ------------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments..................   3,217,804     1,995,521     14,868,784    15,815,981    1,538,943    1,991,115
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (2,564,881)   (1,450,717)    (6,569,476)   (4,437,363)  (1,188,253)  (1,369,795)
   Annuity Benefit Payments...........          --            --             --            --           --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............    (411,484)   22,437,911    (50,881,878)   82,429,858    1,165,819     (540,203)
   Contract Charges...................      (5,993)       (6,587)       (80,939)      (66,693)      (2,128)      (2,545)
   Return Of Capital To VALIC.........          --      (128,223)            --    (2,500,012)          --     (249,652)
                                       -----------   -----------   ------------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................     235,446    22,847,905    (42,663,509)   91,241,771    1,514,381     (171,080)
                                       -----------   -----------   ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net
  Assets..............................     495,875    26,143,813    (36,128,460)   98,995,909    2,641,807     (227,211)
Net Assets:
Beginning Of Period...................  28,635,647     2,491,834    101,460,906     2,464,997   16,162,137   16,389,348
                                       -----------   -----------   ------------  ------------  -----------  -----------
End Of Period......................... $29,131,522   $28,635,647   $ 65,332,446  $101,460,906  $18,803,944  $16,162,137
                                       ===========   ===========   ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                          VALIC Company I               VALIC Company I               AIG SunAmerica
                                            Growth Fund           Large Capital Growth Fund Fund 2010 High Watermark Fund
                                            Division 78                   Division 79                   Division 80
                                  ------------------------------  -----------------------------  ------------------------
                                   For The Year    For The Year   For The Year    For The Year   For The Year For The Year
                                      Ended           Ended          Ended           Ended          Ended        Ended
                                   December 31,    December 31,   December 31,    December 31,   December 31, December 31,
                                       2007            2006           2007            2006           2007         2006
                                  --------------  --------------  ------------    ------------   ------------ ------------
Operations:
   Net Investment Income
     (Loss)...................... $   (9,744,385) $   (6,108,328) $ (4,290,207)   $ (1,933,194)  $   535,576  $   602,267
   Net Realized Gains (Losses)
     From Securities
     Transactions................     23,460,133      (6,569,770)   19,465,903       1,814,508       670,127    1,282,169
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period...........    169,917,484      19,816,216    59,689,865      37,115,069        14,693     (418,952)
                                  --------------  --------------   ------------   ------------   -----------  -----------
Increase (Decrease) In Net Assets
  From Operations................    183,633,232       7,138,118    74,865,561      36,996,383     1,220,396    1,465,484
                                  --------------  --------------   ------------   ------------   -----------  -----------
Principal Transactions:
   Purchase Payments.............     74,346,157      56,184,050    36,841,336      26,572,670     3,072,631    4,694,148
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals.................   (122,704,008)    (69,600,123)  (61,263,225)    (36,695,808)   (2,998,148)  (2,386,389)
   Annuity Benefit Payments......        (22,177)        (12,037)       (8,123)         (4,749)           --           --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net.........................   (153,475,180)  1,068,529,746   (59,070,677)    557,222,180    (1,883,753)  (1,153,833)
   Contract Charges..............       (327,390)       (327,764)     (180,681)       (174,101)       (6,497)      (7,620)
   Return Of Capital To
     VALIC.......................             --      (2,211,588)           --     (10,299,117)           --           --
                                  --------------  --------------   ------------   ------------   -----------  -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions......   (202,182,598)  1,052,562,284   (83,681,370)    536,621,075    (1,815,767)   1,146,306
                                  --------------  --------------   ------------   ------------   -----------  -----------
Total Increase (Decrease) In Net
  Assets.........................    (18,549,366)  1,059,700,402    (8,815,809)    573,617,458      (595,371)   2,611,790
Net Assets:
Beginning Of Period..............  1,062,147,902       2,447,500   584,207,335      10,589,877    27,500,286   24,888,496
                                  --------------  --------------   ------------   ------------   -----------  -----------
End Of Period.................... $1,043,598,536  $1,062,147,902  $575,391,526    $584,207,335   $26,904,915  $27,500,286
                                  ==============  ==============   ============   ============   ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            AIG SunAmerica            AIG SunAmerica             VALIC Company I
                                       2015 High Watermark Fund  2020 High Watermark Fund  Mid Cap Strategic Growth Fund
                                              Division 81               Division 82                Division 83
                                       ------------------------  ------------------------  ----------------------------
                                       For The Year For The Year For The Year For The Year For The Year   For The Year
                                          Ended        Ended        Ended        Ended        Ended          Ended
                                       December 31, December 31, December 31, December 31, December 31,   December 31,
                                           2007         2006         2007         2006         2007           2006
                                       ------------ ------------ ------------ ------------ ------------   ------------
Operations:
   Net Investment Income (Loss)....... $   570,977  $   553,174  $   309,169  $   239,726  $ (3,235,212)  $ (1,676,424)
   Net Realized Gains (Losses) From
     Securities Transactions..........   1,737,445    1,837,925      960,547      821,389    16,736,599     (1,525,355)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (1,117,528)    (268,956)    (751,151)    (140,001)   68,795,889      5,391,674
                                       -----------  -----------  -----------  -----------  ------------   ------------
Increase (Decrease) In Net Assets From
  Operations..........................   1,190,894    2,122,143      518,565      921,114    82,297,276      2,189,895
                                       -----------  -----------  -----------  -----------  ------------   ------------
Principal Transactions:
   Purchase Payments..................   3,237,285    4,430,046    2,261,179    2,117,062    26,790,383     19,232,925
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (2,626,055)  (1,338,453)    (677,864)    (469,920)  (34,250,946)   (19,356,295)
   Annuity Benefit Payments...........          --           --           --           --        (7,485)        (2,562)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............    (364,832)   1,277,678       64,629      848,921    10,855,493    305,906,368
   Contract Charges...................      (5,655)      (6,083)      (3,958)      (3,983)     (103,808)       (98,347)
   Return Of Capital To VALIC.........          --           --           --           --            --    (11,071,713)
                                       -----------  -----------  -----------  -----------  ------------   ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................     240,743    4,363,188    1,643,986    2,492,080     3,283,637    294,610,376
                                       -----------  -----------  -----------  -----------  ------------   ------------
Total Increase (Decrease) In Net
  Assets..............................   1,431,637    6,485,331    2,162,551    3,413,194    85,580,913    296,800,271
Net Assets:
Beginning Of Period...................  25,675,636   19,190,305   10,770,509    7,357,315   308,222,026     11,421,755
                                       -----------  -----------  -----------  -----------  ------------   ------------
End Of Period......................... $27,107,273  $25,675,636  $12,933,060  $10,770,509  $393,802,939   $308,222,026
                                       ===========  ===========  ===========  ===========  ============   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                                                          VALIC Company I
                                             VALIC Company I               VALIC Company I           Small Cap Aggressive Growth
                                       Small Cap Special Values Fund Small Cap Strategic Growth Fund           Fund
                                               Division 84                   Division 85                    Division 86
                                       ----------------------------  ------------------------------  --------------------------
                                       For The Year   For The Year   For The Year    For The Year    For The Year  For The Year
                                          Ended          Ended          Ended           Ended           Ended         Ended
                                       December 31,   December 31,   December 31,    December 31,    December 31,  December 31,
                                           2007           2006           2007            2006            2007          2006
                                       ------------   ------------   ------------    ------------    ------------  ------------
Operations:
   Net Investment Income (Loss)....... $ (1,043,452)  $      7,642   $ (1,455,114)   $   (988,460)   $  (543,790)  $  (290,923)
   Net Realized Gains (Losses) From
     Securities Transactions..........   23,164,078      1,616,131      2,156,595      (1,581,064)     1,228,669      (982,827)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period................  (57,016,573)    27,746,339     (4,922,708)      3,763,585      5,042,616        48,374
                                       ------------   ------------    ------------    ------------   -----------   -----------
Increase (Decrease) In Net Assets From
  Operations..........................  (34,895,947)    29,370,112     (4,221,227)      1,194,061      5,727,495    (1,225,376)
                                       ------------   ------------    ------------    ------------   -----------   -----------
Principal Transactions:
   Purchase Payments..................   41,690,636     30,940,490     17,313,288      14,226,470      6,891,948     4,198,623
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals......................  (36,466,006)   (19,589,783)   (15,462,865)     (9,788,292)    (4,940,122)   (2,770,638)
   Annuity Benefit Payments...........      (29,031)       (16,469)          (581)           (343)          (294)         (160)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net.............  (66,186,552)   337,661,726    (34,543,310)    162,069,870     13,087,897    49,279,395
   Contract Charges...................      (63,499)       (60,749)       (33,990)        (33,287)       (12,043)      (10,554)
   Return Of Capital To VALIC.........           --     (5,144,994)            --      (2,421,053)            --    (2,335,189)
                                       ------------   ------------    ------------    ------------   -----------   -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions.....................  (61,054,452)   343,790,221    (32,727,458)    164,053,365     15,027,386    48,361,477
                                       ------------   ------------    ------------    ------------   -----------   -----------
Total Increase (Decrease) In Net
  Assets..............................  (95,950,399)   373,160,333    (36,948,685)    165,247,426     20,754,881    47,136,101
Net Assets:
Beginning Of Period...................  378,076,062      4,915,729    167,737,426       2,490,000     49,588,601     2,452,500
                                       ------------   ------------    ------------    ------------   -----------   -----------
End Of Period......................... $282,125,663   $378,076,062   $130,788,741    $167,737,426    $70,343,482   $49,588,601
                                       ============   ============    ============    ============   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                       VALIC Company I             VALIC Company I              VALIC Company I
                                        Global Equity              Global Strategy               Foreign Value
                                            Fund                        Fund                         Fund
                                         Division 87                 Division 88                  Division 89
                                 --------------------------  --------------------------  ----------------------------
                                 For The Year  For The Year  For The Year  For The Year   For The Year   For The Year
                                    Ended         Ended         Ended         Ended          Ended          Ended
                                 December 31,  December 31,  December 31,  December 31,   December 31,   December 31,
                                     2007          2006          2007          2006           2007           2006
                                 ------------  ------------  ------------  ------------  --------------  ------------
Operations:
   Net Investment Income
     (Loss)..................... $  3,505,325  $  3,080,665  $  2,435,864  $  3,588,808  $     (634,887) $  4,587,611
   Net Realized Gains (Losses)
     From Securities
     Transactions...............   35,707,235     2,227,387    17,228,120     3,692,302      47,485,028     2,359,954
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period.....................   (5,804,988)   44,356,845    21,538,202    38,168,310      48,139,096    87,396,743
                                 ------------  ------------  ------------  ------------  --------------  ------------
   Increase (Decrease) In Net
     Assets From Operations.....   33,407,572    49,664,897    41,202,186    45,449,420      94,989,237    94,344,308
                                 ------------  ------------  ------------  ------------  --------------  ------------
Principal Transactions:
   Purchase Payments............   32,482,020    19,245,520    42,147,036    23,167,987     110,351,896    45,611,271
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals................  (45,173,662)  (25,217,652)  (43,899,859)  (26,711,581)    (95,292,018)  (41,797,209)
   Annuity Benefit Payments.....      (10,108)       (5,290)      (64,167)      (12,628)        (10,141)       (5,198)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net........................   (8,011,960)  388,532,683    25,449,325   402,396,362     180,041,285   748,010,554
   Contract Charges.............     (110,212)     (100,084)      (85,564)      (70,953)       (201,509)     (117,173)
   Return Of Capital To
     VALIC......................           --    (2,697,928)           --    (5,465,867)             --    (2,715,718)
                                 ------------  ------------  ------------  ------------  --------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions.....  (20,823,922)  379,757,249    23,546,771   393,303,320     194,889,513   748,986,527
                                 ------------  ------------  ------------  ------------  --------------  ------------
Total Increase (Decrease) In Net
  Assets........................   12,583,650   429,422,146    64,748,957   438,752,740     289,878,750   843,330,835
Net Assets:
Beginning Of Period.............  431,929,034     2,506,888   443,822,281     5,069,541     845,856,625     2,525,790
                                 ------------  ------------  ------------  ------------  --------------  ------------
End Of Period................... $444,512,684  $431,929,034  $508,571,238  $443,822,281  $1,135,735,375  $845,856,625
                                 ============  ============  ============  ============  ==============  ============

(1)Funds were closed as of May 29, 2006.

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      Of
                  The Variable Annuity Life Insurance Company

                         Notes to Financial Statements

1. Organization

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products:
Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and
Potentia.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

Effective May 30, 2006 the VALIC Company I Income & Growth Fund changed its name to the VALIC Company I Core Value Fund. Effective October 01, 2007 the VALIC Company I Social Awareness fund changed its name to the VALIC Company I Global Social Awareness Fund. Effective December 10, 2007 the VALIC Company I VALIC Ultra Fund changed its name to the VALIC Company I Growth Fund.

The Separate Account is comprised of sixty five sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (continued)

VALIC filed an application with the SEC and was granted approval to replace certain Variable Account Options offered in Portfolio Director in a process called a "Fund Substitution". Effective on the close of business on May 26, 2006, VALIC moved the Separate Account assets from the Funds listed below as "Replaced Funds" into the Funds listed below as "Replacement Funds".

Replaced Fund                                             Replacement Fund
-------------                                             ----------------------------------------------

Evergreen Equity Income Fund (Division 57)                Broad Cap Value Income Fund (Division 75)

Evergreen Fundamental Large Cap Fund (Division 56)        Large Cap Core Fund (Division 76)

American Century Ultra Fund (Division 31)                 Growth Fund (Division 78)

Large Cap Growth Fund (Division 30)

AIM Large Cap Cap Growth Fund (Division 62)               Large Capital Growth Fund (Division 79)

Janus Fund (Division 61)

Putnam New Opportunities Fund (Division 26)

MSIF Trust Mid Cap Growth Fund (Division 64)              Mid Cap Strategic Growth Fund (Division 83)

Putnam OTC & Emerging Growth Fund (Division 27)

SIT Mid Cap Growth Fund (Division 67)

Evergreen Special Values Fund (Division 55)               Small Cap Special Values Fund (Division 84)

SIT Small Cap Growth Fund (Division 66)                   Small Cap Strategic Growth Fund (Division 85)

Evergreen Special Equity Fund (Division 55)

Credit Suisse Small Cap Growth Fund (Division 63)         Small Cap Aggressive Growth Fund (Division 86)

Janus Adviser Worldwide Fund (Division 47)                Global Equity Fund (Division 87)

Putnam Global Equity Fund (Division 28)

Templeton Global Asset Allocation Fund (Division 19)      Global Strategy Fund (Division 88)

Templeton Foreign Fund (Division 32)                      Foreign Value Fund (Division 89)

Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71) Capital Conservation Fund (Division 7)

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (continued)

VALIC Company I Funds

Capital Conservation Fund (Division 1 and 7)                 Nasdaq-100(R) Index Fund (Division 46)
Money Market I Fund (Division 2 and 6)                       Blue Chip Growth Fund (Division 72)
Mid Cap Index Fund (Division 4)                              Health Sciences Fund (Division 73)
Asset Allocation Fund (Division 5)                           Value Fund (Division 74)
Government Securities Fund (Division 8)                      Broad Cap Value Income Fund (Division 75)
Stock Index Fund (Divisions 10A, B, C, and D)                Large Cap Core Fund (Division 76)
International Equities Fund (Division 11)                    Inflation Protected Fund (Division 77)
Global Social Awareness Fund (Division 12)                   Growth Fund (Division 78)
International Government Bond Fund (Division 13)             Large Capital Growth Fund (Division 79)
Small Cap Index Fund (Division 14)                           Mid Cap Strategic Growth Fund (Division 83)
Core Equity Fund (Division 15)                               Small Cap Special Values Fund (Division 84)
Growth & Income Fund (Division 16)                           Small Cap Strategic Growth Fund (Division 85)
Science & Technology Fund (Division 17)                      Small Cap Aggressive Growth Fund (Division 86)
Small Cap Fund (Division 18)                                 Global Equity Fund (Division 87)
International Growth I Fund (Division 20)                    Global Strategy Fund (Division 88)
Core Value Fund (Division 21)                                Foreign Value Fund (Division 89)

VALIC Company II Funds                                       Money Market II Fund (Division 44)
International Small Cap Equity Fund (Division 33)            Aggressive Growth Lifestyle Fund (Division 48)
Small Cap Growth Fund (Division 35)                          Moderate Growth Lifestyle Fund (Division 49)
Small Cap Value Fund (Division 36)                           Conservative Growth Lifestyle Fund (Division 50)
Mid Cap Growth Fund (Division 37)                            Core Bond Fund (Division 58)
Mid Cap Value Fund (Division 38)                             Strategic Bond Fund (Division 59)
Capital Appreciation Fund (Division 39)                      High Yield Bond Fund (Division 60)
Large Cap Value Fund (Division 40)
Socially Responsible Fund (Division 41)

Other Funds                                                  Ariel Fund (Division 68)
Vanguard Long-Term Investment-Grade Fund (Division 22)       Ariel Appreciation Fund (Division 69)
Vanguard Long-Term Treasury Fund (Division 23)               Lou Holland Growth Fund (Division 70)
Vanguard Windsor II Fund (Division 24)                       SunAmerica 2010 High Watermark Fund (Division 80)
Vanguard Wellington Fund (Division 25)                       SunAmerica 2015 High Watermark Fund (Division 81)
Vanguard LifeStrategy Growth Fund (Division 52)              SunAmerica 2020 High Watermark Fund (Division 82)
Vanguard LifeStrategy Moderate Growth Fund (Division 53)
Vanguard LifeStrategy Conservative Growth Fund (Division 54)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the sixty five divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $311,101 and $213,299 for the years ended December 31, 2007 and 2006, respectively.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

Federal Income Taxes: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Mortality and Expense Risk Charge: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statement of Operations.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

 Divisions                              Risk Charges
 ---------                              -------------------------------------

 10B                                    0.85% on the first $10 million
                                        0.425% on the next $90 million
                                        0.21% on the excess over $100 million

 1, 2, 4 through 8, 10A, 10C, 10D, 11   0.60% - 1.00%
 through 18, 20, 21, 30,
 33, 35 through 41, 44 through 46, 48
 through 50,
 58 through 60, 72 through 89

 19, 22 through 28, 31, 32, 47, 52      0.85% - 1.25%
 through 57, 61 through 71

 Potentia Product                       0.95% - 1.45%
 4, 6, 10C, 12, 14, 16, 17, 26 through
 28, 31, 35, 39,
 47 through 50, 58, 59, 78, 79, 83, 87

Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Divisions                             Expense Limitations
---------                             -------------------
10A.................................. 1.4157% on the first $359,065,787
                                      1.36% on the next $40,934,213
                                      1.32% on the excess over $400 million
10B.................................. 0.6966% on the first $25,434,267
                                      0.50% on the first $74,565,733
                                      0.25% on the excess over $100 million

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the statement of operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

Divisions                                                     Expense Reduction
---------                                                     -----------------
22, 23, 26 through 28, 32, 33, 35 through 41, 44, 47 through        0.25%
  50, 55 through 71..........................................
31...........................................................       0.21%

Account Maintenance Charge: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $5,925,103 and $6,854,050 for the years ended December 31, 2007 and 2006, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

Surrender Charge: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $6,795,722 and $7,474,099 for the years ended December 31, 2007 and 2006, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

Sales and Administrative Charge: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $12,231 and $512 for the year ended December 31, 2007, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $12,954 and $342 for the year ended December 31, 2006, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the purchase payments line of the Statement of Changes in Net Assets.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

Guaranteed Minimum Withdrawal Charge: An optional annualized fee percentage of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all divisions in the Separate Account totaled $2,601,420 and $73,338 for the years ended December 31, 2007 and 2006, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

Other Matters Related to Separate Account Charges: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 75 and 77 and are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2007 consist of the following:

                                                                  Cost of Shares Proceeds from
Underlying Fund                                        Division      Acquired     Shares Sold
---------------                                      ------------ -------------- -------------
VALIC Company I Capital Conservation Fund...........        1 & 7  $ 44,101,668  $ 74,944,696
VALIC Company I Money Market I Fund.................        2 & 6   318,502,452   259,814,934
VALIC Company I Mid Cap Index Fund..................            4   714,211,078   347,678,155
VALIC Company I Asset Allocation Fund...............            5    33,646,082    32,009,593
VALIC Company I Government Securities Fund..........            8    30,289,929    31,177,531
VALIC Company I Stock Index Fund.................... 10A, B, C, D   796,017,619   863,852,032
VALIC Company I International Equities Fund.........           11   300,701,751   204,286,211
VALIC Company I Global Social Awareness Fund........           12   123,763,148    71,627,213
VALIC Company I International Government Bond Fund..           13    36,258,728    32,455,813
VALIC Company I Small Cap Index Fund................           14   328,539,335   181,974,316
VALIC Company I Core Equity Fund....................           15    30,832,998   106,930,867
VALIC Company I Growth & Income Fund................           16    23,568,654    31,698,722
VALIC Company I Science & Technology Fund...........           17    84,414,515   254,131,420
VALIC Company I Small Cap Fund......................           18    92,609,136   146,138,961
VALIC Company I International Growth I Fund.........           20   126,624,103   114,986,263
VALIC Company I Core Value Fund.....................           21    34,434,987    63,928,990
Vanguard Long-Term Investment-Grade Fund............           22    41,259,439    75,472,060
Vanguard Long-Term Treasury Fund....................           23    60,767,087    67,513,849
Vanguard Windsor II Fund............................           24   445,617,788   347,708,073
Vanguard Wellington Fund............................           25   385,919,589   265,467,044
VALIC Company II International Small Cap Equity Fund           33   330,726,925   107,765,131
VALIC Company II Small Cap Growth Fund..............           35    20,345,473    13,755,933
VALIC Company II Small Cap Value Fund...............           36   153,535,142    35,080,425
VALIC Company II Mid Cap Growth Fund................           37    50,215,106    19,004,017
VALIC Company II Mid Cap Value Fund.................           38   184,616,166    90,900,010
VALIC Company II Capital Appreciation Fund..........           39    26,057,950     4,937,467
VALIC Company II Large Cap Value Fund...............           40   178,212,075    70,734,798
VALIC Company II Socially Responsible Fund..........           41   651,941,395    71,053,908
VALIC Company II Money Market II Fund...............           44   330,948,167   217,752,491
VALIC Company I Nasdaq-100(R) Index Fund............           46    34,570,637    29,953,659
VALIC Company II Aggressive Growth Lifestyle Fund...           48    43,232,676    18,424,657
VALIC Company II Moderate Growth Lifestyle Fund.....           49    64,646,534    26,396,277
VALIC Company II Conservative Growth Lifestyle Fund.           50    26,972,328    11,207,414
Vanguard LifeStrategy Growth Fund...................           52    47,592,211    27,592,496
Vanguard LifeStrategy Moderate Growth Fund..........           53    51,229,039    35,287,201
Vanguard LifeStrategy Conservative Growth Fund......           54    23,262,626    15,691,334
VALIC Company II Core Bond Fund.....................           58   134,873,446    18,348,942
VALIC Company II Strategic Bond Fund................           59   129,227,524    37,509,553
VALIC Company II High Yield Bond Fund...............           60   120,929,104    39,390,388
Ariel Fund..........................................           68   105,559,828   126,612,176

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments (Continued)

                                                          Cost of Shares Proceeds from
Underlying Fund                                  Division    Acquired     Shares Sold
---------------                                  -------- -------------- -------------
Ariel Appreciation Fund.........................    69      73,217,533    103,732,978
Lou Holland Growth Fund.........................    70       7,822,637     14,255,158
VALIC Company I Blue Chip Growth Fund...........    72      57,900,023     23,197,916
VALIC Company I Health Sciences Fund............    73      48,829,308     42,108,053
VALIC Company I Value Fund......................    74      58,711,310     35,862,727
VALIC Company I Broad Cap Value Income Fund.....    75       8,994,348      7,755,967
VALIC Company I Large Cap Core Fund.............    76      20,256,530     60,502,201
VALIC Company I Inflation Protected Fund........    77       7,562,945      5,787,744
VALIC Company I Growth Fund.....................    78      81,601,339    306,412,714
VALIC Company I Large Capital Growth Fund.......    79      46,001,407    143,433,423
AIG SunAmerica 2010 High Watermark Fund.........    80       7,156,122      7,840,758
AIG SunAmerica 2015 High Watermark Fund.........    81      10,052,920      7,689,323
AIG SunAmerica 2020 High Watermark Fund.........    82       5,670,509      2,851,628
VALIC Company I Mid Cap Strategic Growth Fund...    83      77,908,935     72,820,627
VALIC Company I Small Cap Special Values Fund...    84      54,669,806    100,554,311
VALIC Company I Small Cap Strategic Growth Fund.    85      14,834,906     50,323,259
VALIC Company I Small Cap Aggressive Growth Fund    86      30,088,041     15,981,308
VALIC Company I Global Equity Fund..............    87      87,700,104     91,760,640
VALIC Company I Global Strategy Fund............    88     106,122,879     72,913,984
VALIC Company I Foreign Value Fund..............    89     325,375,158    109,950,605

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                                    VALIC                VALIC
                                  Company I            Company I              VALIC                VALIC
                                   Capital              Capital             Company I            Company I
                                 Conservation         Conservation            Money                Money
                                     Fund                 Fund            Market I Fund        Market I Fund
                                  Division 1           Division 7          Division 2           Division 6
                             -------------------  -------------------  -------------------  -------------------
Contracts with Mortality and
  Expense Risk Charge of:    1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/           1.45%/(1)/
                             -------------------  -------------------  -------------------  -------------------
Accumulation Unit Value.....           5.1885482            2.9055420            3.0004698            1.0758500
Net Assets Attributable to
  Accumulation Units
  Outstanding...............           2,849,671          140,537,032            1,316,532              480,655
                             ===================  ===================  ===================  ===================
Accumulation Units Issued...              38,188            8,087,583              194,400              574,325
Accumulation Units
  Redeemed..................            (135,574)         (20,096,805)            (269,634)            (619,227)
                             -------------------  -------------------  -------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............             (97,386)         (12,009,222)             (75,234)             (44,902)
Beginning Accumulation Units
  Outstanding...............             646,707           60,382,625              514,112              491,670
                             -------------------  -------------------  -------------------  -------------------
Ending Accumulation Units
  Outstanding...............             549,321           48,373,403              438,878              446,768
                             ===================  ===================  ===================  ===================
Contracts with Mortality and
  Expense Risk Charge of:                                  0.80%/(2)/                       1.00%/(2)(3)(4)(5)/
                                                  -------------------                       -------------------
Accumulation Unit Value.....                                3.0321589                                 2.1186127
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                               33,086,576                               349,222,734
                                                  ===================                       ===================
Accumulation Units Issued...                                3,088,546                               106,808,298
Accumulation Units
  Redeemed..................                               (4,302,605)                              (89,151,029)
                                                  -------------------                       -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                               (1,214,059)                               17,657,269
Beginning Accumulation Units
  Outstanding...............                               12,126,261                               147,203,713
                                                  -------------------                       -------------------
Ending Accumulation Units
  Outstanding...............                               10,912,202                               164,860,982
                                                  ===================                       ===================
Contracts with Mortality and
  Expense Risk Charge of:                                  0.60%/(2)/                                0.95%/(1)/
                                                  -------------------                       -------------------
Accumulation Unit Value.....                                3.1687830                                 1.0892801
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                                1,339,981                                        --
                                                  ===================                       ===================
Accumulation Units Issued...                                  185,594                                        --
Accumulation Units
  Redeemed..................                                 (202,320)                                       --
                                                  -------------------                       -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                                  (16,726)                                       --
Beginning Accumulation Units
  Outstanding...............                                  439,627                                        --
                                                  -------------------                       -------------------
Ending Accumulation Units
  Outstanding...............                                  422,901                                        --
                                                  ===================                       ===================
Contracts with Mortality and
  Expense Risk Charge of:                                                                            0.80%/(2)/
                                                                                            -------------------
Accumulation Unit Value.....                                                                          2.2114863
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                                                                         86,914,669
                                                                                            ===================
Accumulation Units Issued...                                                                         27,988,767
Accumulation Units
  Redeemed..................                                                                        (22,611,211)
                                                                                            -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                                                                          5,377,556
Beginning Accumulation Units
  Outstanding...............                                                                         33,924,139
                                                                                            -------------------
Ending Accumulation Units
  Outstanding...............                                                                         39,301,695
                                                                                            ===================
Contracts with Mortality and
  Expense Risk Charge of:                                                                            0.60%/(2)/
                                                                                            -------------------
Accumulation Unit Value.....                                                                          2.3110403
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                                                                         16,166,177
                                                                                            ===================
Accumulation Units Issued...                                                                          9,633,329
Accumulation Units
  Redeemed..................                                                                         (7,947,027)
                                                                                            -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                                                                          1,686,302
Beginning Accumulation Units
  Outstanding...............                                                                          5,309,159
                                                                                            -------------------
Ending Accumulation Units
  Outstanding...............                                                                          6,995,461
                                                                                            ===================

                                    VALIC                VALIC
                                  Company I            Company I
                                Mid Cap Index       Asset Allocation
                                    Fund                  Fund
                                 Division 4            Division 5
                             -------------------  -------------------
Contracts with Mortality and
  Expense Risk Charge of:             1.45%/(1)/  1.00%/(2)(3)(4)(5)/
                             -------------------  -------------------
Accumulation Unit Value.....           1.5535310            5.2179918
Net Assets Attributable to
  Accumulation Units
  Outstanding...............              90,579          154,609,672
                             ===================  ===================
Accumulation Units Issued...              73,388            3,107,341
Accumulation Units
  Redeemed..................            (176,513)          (5,083,867)
                             -------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............            (103,125)          (1,976,526)
Beginning Accumulation Units
  Outstanding...............             161,430           31,608,964
                             -------------------  -------------------
Ending Accumulation Units
  Outstanding...............              58,305           29,632,438
                             ===================  ===================
Contracts with Mortality and
  Expense Risk Charge of:    1.00%/(2)(3)(4)(5)/           0.80%/(2)/
                             -------------------  -------------------
Accumulation Unit Value.....          10.8110930            5.4666452
Net Assets Attributable to
  Accumulation Units
  Outstanding...............       2,350,448,771           12,994,912
                             ===================  ===================
Accumulation Units Issued...          33,285,799              522,288
Accumulation Units
  Redeemed..................         (23,206,748)            (732,914)
                             -------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............          10,079,051             (210,626)
Beginning Accumulation Units
  Outstanding...............         207,349,862            2,587,780
                             -------------------  -------------------
Ending Accumulation Units
  Outstanding...............         217,428,913            2,377,154
                             ===================  ===================
Contracts with Mortality and
  Expense Risk Charge of:             0.95%/(1)/           0.60%/(2)/
                             -------------------  -------------------
Accumulation Unit Value.....           1.7516156            5.7395785
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                  --              292,819
                             ===================  ===================
Accumulation Units Issued...                  --               15,704
Accumulation Units
  Redeemed..................                  --               (5,986)
                             -------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                  --                9,718
Beginning Accumulation Units
  Outstanding...............                  --               41,299
                             -------------------  -------------------
Ending Accumulation Units
  Outstanding...............                  --               51,017
                             ===================  ===================
Contracts with Mortality and
  Expense Risk Charge of:             0.80%/(2)/
                             -------------------
Accumulation Unit Value.....          11.3441442
Net Assets Attributable to
  Accumulation Units
  Outstanding...............         516,050,035
                             ===================
Accumulation Units Issued...           9,560,127
Accumulation Units
  Redeemed..................          (3,787,548)
                             -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............           5,772,579
Beginning Accumulation Units
  Outstanding...............          39,718,568
                             -------------------
Ending Accumulation Units
  Outstanding...............          45,491,147
                             ===================
Contracts with Mortality and
  Expense Risk Charge of:             0.60%/(2)/
                             -------------------
Accumulation Unit Value.....          11.9322926
Net Assets Attributable to
  Accumulation Units
  Outstanding...............          40,300,836
                             ===================
Accumulation Units Issued...             755,194
Accumulation Units
  Redeemed..................            (641,589)
                             -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............             113,605
Beginning Accumulation Units
  Outstanding...............           3,264,013
                             -------------------
Ending Accumulation Units
  Outstanding...............           3,377,618
                             ===================

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                         VALIC                VALIC            VALIC             VALIC                VALIC
                       Company I            Company I        Company I         Company I            Company I
                      Government           Stock Index      Stock Index       Stock Index          Stock Index
                    Securities Fund            Fund             Fund              Fund                 Fund
                      Division 8           Division 10A     Division 10B      Division 10C         Division 10D
                  -------------------  -------------------  ------------  -------------------  -------------------
Contracts with
  Mortality and
  Expense Risk
  Charge of:      1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  0.4335%/(3)/           1.45%/(1)/  1.00%/(2)(3)(4)(5)/
                  -------------------  -------------------  ------------  -------------------  -------------------
Accumulation
  Unit Value.....           3.0186889           27.4847071    46.4759334            1.1009367           10.3396867
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....          87,693,485          204,435,926    18,297,559               44,379           24,198,405
                  ===================  ===================  ============  ===================  ===================
Accumulation
  Units Issued...           6,973,714              112,181         6,771               58,848               70,252
Accumulation
  Units
  Redeemed.......          (8,682,556)          (1,315,408)      (46,444)             (60,542)            (421,661)
                  -------------------  -------------------  ------------  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....          (1,708,842)          (1,203,227)      (39,673)              (1,694)            (351,409)
Beginning
  Accumulation
  Units
  Outstanding....          30,761,335            8,641,455       433,212               42,004            2,691,954
                  -------------------  -------------------  ------------  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding....          29,052,493            7,438,228       393,539               40,310            2,340,545
                  ===================  ===================  ============  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:               0.80%/(2)/                                     1.00%/(2)(3)(4)(5)/
                  -------------------                                     -------------------
Accumulation
  Unit Value.....           3.1502616                                               5.8341649
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....          14,093,431                                           3,742,552,922
                  ===================                                     ===================
Accumulation
  Units Issued...           1,800,319                                              56,744,783
Accumulation
  Units
  Redeemed.......          (1,443,439)                                           (107,828,776)
                  -------------------                                     -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....             356,880                                             (51,083,993)
Beginning
  Accumulation
  Units
  Outstanding....           4,116,952                                             692,630,109
                  -------------------                                     -------------------
Ending
  Accumulation
  Units
  Outstanding....           4,473,832                                             641,546,116
                  ===================                                     ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:               0.60%/(2)/                                              0.95%/(1)/
                  -------------------                                     -------------------
Accumulation
  Unit Value.....           3.2921429                                               1.5254710
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....             564,587                                                      --
                  ===================                                     ===================
Accumulation
  Units Issued...             188,735                                                      --
Accumulation
  Units
  Redeemed.......            (140,008)                                                     --
                  -------------------                                     -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....              48,727                                                      --
Beginning
  Accumulation
  Units
  Outstanding....             122,767                                                      --
                  -------------------                                     -------------------
Ending
  Accumulation
  Units
  Outstanding....             171,494                                                      --
                  ===================                                     ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                                                                       0.80%/(2)/
                                                                          -------------------
Accumulation
  Unit Value.....                                                                   6.0679903
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....                                                                 741,805,285
                                                                          ===================
Accumulation
  Units Issued...                                                                  19,361,076
Accumulation
  Units
  Redeemed.......                                                                 (14,731,844)
                                                                          -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....                                                                   4,629,232
Beginning
  Accumulation
  Units
  Outstanding....                                                                 117,621,590
                                                                          -------------------
Ending
  Accumulation
  Units
  Outstanding....                                                                 122,250,822
                                                                          ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                                                                       0.60%/(2)/
                                                                          -------------------
Accumulation
  Unit Value.....                                                                   6.3254124
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....                                                                 106,354,842
                                                                          ===================
Accumulation
  Units Issued...                                                                   2,298,006
Accumulation
  Units
  Redeemed.......                                                                  (2,945,427)
                                                                          -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....                                                                    (647,421)
Beginning
  Accumulation
  Units
  Outstanding....                                                                  17,461,782
                                                                          -------------------
Ending
  Accumulation
  Units
  Outstanding....                                                                  16,814,361
                                                                          ===================

                         VALIC                VALIC
                       Company I            Company I
                     International        Global Social
                     Equities Fund        Awareness Fund
                      Division 11          Division 12
                  -------------------  -------------------
Contracts with
  Mortality and
  Expense Risk
  Charge of:      1.00%/(2)(3)(4)(5)/           1.45%/(1)/
                  -------------------  -------------------
Accumulation
  Unit Value.....           2.1529176            1.0942446
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....         893,382,861                  600
                  ===================  ===================
Accumulation
  Units Issued...          88,315,641                  276
Accumulation
  Units
  Redeemed.......         (70,055,535)             (30,407)
                  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....          18,260,106              (30,132)
Beginning
  Accumulation
  Units
  Outstanding....         396,739,220               30,680
                  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding....         414,999,326                  548
                  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:               0.80%/(2)/  1.00%/(2)(3)(4)(5)/
                  -------------------  -------------------
Accumulation
  Unit Value.....           2.2321097            4.4229117
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....         165,670,051          350,097,546
                  ===================  ===================
Accumulation
  Units Issued...          25,037,926           10,276,196
Accumulation
  Units
  Redeemed.......         (15,179,640)         (12,007,620)
                  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....           9,858,286           (1,731,424)
Beginning
  Accumulation
  Units
  Outstanding....          64,365,451           80,893,362
                  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding....          74,223,737           79,161,938
                  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:               0.60%/(2)/           0.95%/(1)/
                  -------------------  -------------------
Accumulation
  Unit Value.....           2.3152193            1.4926049
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....           7,812,334                   --
                  ===================  ===================
Accumulation
  Units Issued...           2,055,526                   --
Accumulation
  Units
  Redeemed.......          (1,216,969)                  --
                  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....             838,557                   --
Beginning
  Accumulation
  Units
  Outstanding....           2,536,156                   --
                  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding....           3,374,713                   --
                  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                                    0.80%/(2)/
                                       -------------------
Accumulation
  Unit Value.....                                4.5788292
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....                               90,339,223
                                       ===================
Accumulation
  Units Issued...                                5,154,206
Accumulation
  Units
  Redeemed.......                               (2,350,445)
                                       -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....                                2,803,761
Beginning
  Accumulation
  Units
  Outstanding....                               16,926,134
                                       -------------------
Ending
  Accumulation
  Units
  Outstanding....                               19,729,895
                                       ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                                    0.60%/(2)/
                                       -------------------
Accumulation
  Unit Value.....                                4.7492440
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding....                                4,636,997
                                       ===================
Accumulation
  Units Issued...                                  218,597
Accumulation
  Units
  Redeemed.......                                 (152,375)
                                       -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding....                                   66,222
Beginning
  Accumulation
  Units
  Outstanding....                                  910,144
                                       -------------------
Ending
  Accumulation
  Units
  Outstanding....                                  976,366
                                       ===================

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.


                                   VALIC                 VALIC                  VALIC                 VALIC
                              Company I Int'l          Company I              Company I             Company I
                                Government             Small Cap             Core Equity            Growth &
                                 Bond Fund            Index Fund                Fund               Income Fund
                                Division 13           Division 14            Division 15           Division 16
                          ----------------------  -------------------  ----------------------  -------------------
Contracts with Mortality
  and Expense Risk
  Charge of:              1.00%/(2) (3) (4) (5)/           1.45%/(1)/  1.00%/(2) (3) (4) (5)/           1.45%/(1)/
                          ----------------------  -------------------  ----------------------  -------------------
Accumulation Unit Value..              2.4953089            1.4448353               2.4148114            1.0867546
Net Assets Attributable
  to Accumulation Units
  Outstanding............            116,477,934               42,476             331,347,853               51,811
                          ======================  ===================  ======================  ===================
Accumulation Units Issued              8,495,689               61,181               7,721,136               45,332
Accumulation Units
  Redeemed...............            (10,598,953)            (110,036)            (34,787,403)             (30,117)
                          ----------------------  -------------------  ----------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............             (2,103,264)             (48,855)            (27,066,267)              15,215
Beginning Accumulation
  Units Outstanding......             48,786,599               78,253             164,294,892               32,461
                          ----------------------  -------------------  ----------------------  -------------------
Ending Accumulation
  Units Outstanding......             46,683,335               29,398             137,228,625               47,676
                          ======================  ===================  ======================  ===================
Contracts with Mortality
  and Expense Risk
  Charge of:                          0.80%/(2)/  1.00%/(2)(3)(4)(5)/              0.80%/(2)/  1.00%/(2)(3)(4)(5)/
                          ----------------------  -------------------  ----------------------  -------------------
Accumulation Unit Value..              2.5756896            3.7893139               2.4786558            2.6447480
Net Assets Attributable
  to Accumulation Units
  Outstanding............             22,787,770          943,389,412              59,535,498          113,679,358
                          ======================  ===================  ======================  ===================
Accumulation Units Issued              2,472,247           42,054,940               2,981,419            4,744,096
Accumulation Units
  Redeemed...............             (2,063,562)         (31,919,173)             (4,935,823)         (10,074,052)
                          ----------------------  -------------------  ----------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............                408,685           10,135,767              (1,954,404)          (5,329,956)
Beginning Accumulation
  Units Outstanding......              8,438,812          238,851,921              25,973,836           48,317,136
                          ----------------------  -------------------  ----------------------  -------------------
Ending Accumulation
  Units Outstanding......              8,847,497          248,987,688              24,019,432           42,987,180
                          ======================  ===================  ======================  ===================
Contracts with Mortality
  and Expense Risk
  Charge of:                          0.60%/(2)/           0.95%/(1)/              0.60%/(2)/           0.95%/(1)/
                          ----------------------  -------------------  ----------------------  -------------------
Accumulation Unit Value..              2.6608418            1.6698045               2.5474039            1.4996287
Net Assets Attributable
  to Accumulation Units
  Outstanding............              2,531,331                   --               3,413,054                   --
                          ======================  ===================  ======================  ===================
Accumulation Units Issued                724,916                   --                 136,705                   --
Accumulation Units
  Redeemed...............               (188,209)                  --                (339,661)                  --
                          ----------------------  -------------------  ----------------------  -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............                536,707                   --                (202,956)                  --
Beginning Accumulation
  Units Outstanding......                414,922                   --               1,542,826                   --
                          ----------------------  -------------------  ----------------------  -------------------
Ending Accumulation
  Units Outstanding......                951,629                   --               1,339,870                   --
                          ======================  ===================  ======================  ===================
Contracts with Mortality
  and Expense Risk
  Charge of:                                               0.80%/(2)/                                   0.80%/(2)/
                                                  -------------------                          -------------------
Accumulation Unit Value..                                   3.9047505                                    2.7148288
Net Assets Attributable
  to Accumulation Units
  Outstanding............                                 192,280,194                                   17,181,724
                                                  ===================                          ===================
Accumulation Units Issued                                  11,605,209                                    1,334,151
Accumulation Units
  Redeemed...............                                  (6,741,934)                                  (1,511,041)
                                                  -------------------                          -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............                                   4,863,275                                     (176,890)
Beginning Accumulation
  Units Outstanding......                                  44,380,293                                    6,505,783
                                                  -------------------                          -------------------
Ending Accumulation
  Units Outstanding......                                  49,243,568                                    6,328,893
                                                  ===================                          ===================
Contracts with Mortality
  and Expense Risk
  Charge of:                                               0.60%/(2)/                                   0.60%/(2)/
                                                  -------------------                          -------------------
Accumulation Unit Value..                                   4.0292261                                    2.7901549
Net Assets Attributable
  to Accumulation Units
  Outstanding............                                  17,797,626                                      819,476
                                                  ===================                          ===================
Accumulation Units Issued                                   1,265,056                                      120,159
Accumulation Units
  Redeemed...............                                  (1,055,052)                                     (29,114)
                                                  -------------------                          -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............                                     210,004                                       91,045
Beginning Accumulation
  Units Outstanding......                                   4,207,324                                      202,754
                                                  -------------------                          -------------------
Ending Accumulation
  Units Outstanding......                                   4,417,328                                      293,799
                                                  ===================                          ===================

                                 VALIC
                               Company I                                        VALIC
                               Science &               VALIC                  Company I
                              Technology             Company I              International
                                 Fund              Small Cap Fund           Growth I Fund
                              Division 17           Division 18              Division 20
                          -------------------  ----------------------  ----------------------
Contracts with Mortality
  and Expense Risk
  Charge of:                       1.45%/(1)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                          -------------------  ----------------------  ----------------------
Accumulation Unit Value..           0.6182619               2.6756491               2.6447755
Net Assets Attributable
  to Accumulation Units
  Outstanding............              26,507             369,793,936             523,356,478
                          ===================  ======================  ======================
Accumulation Units Issued              21,367               9,476,652              30,028,418
Accumulation Units
  Redeemed...............             (24,716)            (42,248,082)            (34,889,793)
                          -------------------  ----------------------  ----------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............              (3,349)            (32,771,430)             (4,861,375)
Beginning Accumulation
  Units Outstanding......              46,223             170,990,484             202,762,589
                          -------------------  ----------------------  ----------------------
Ending Accumulation
  Units Outstanding......              42,874             138,219,054             197,901,214
                          ===================  ======================  ======================
Contracts with Mortality
  and Expense Risk
  Charge of:              1.00%/(2)(3)(4)(5)/              0.80%/(2)/              0.80%/(2)/
                          -------------------  ----------------------  ----------------------
Accumulation Unit Value..           2.6891037               2.7585594               2.7257829
Net Assets Attributable
  to Accumulation Units
  Outstanding............         785,235,125              56,384,138             171,054,331
                          ===================  ======================  ======================
Accumulation Units Issued          21,944,494               3,728,801              15,556,206
Accumulation Units
  Redeemed...............         (79,392,581)             (5,052,354)             (6,191,105)
                          -------------------  ----------------------  ----------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............         (57,448,087)             (1,323,553)              9,365,101
Beginning Accumulation
  Units Outstanding......         349,489,774              21,763,492              53,390,070
                          -------------------  ----------------------  ----------------------
Ending Accumulation
  Units Outstanding......         292,041,687              20,439,939              62,755,171
                          ===================  ======================  ======================
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.95%/(1)/              0.60%/(2)/              0.60%/(2)/
                          -------------------  ----------------------  ----------------------
Accumulation Unit Value..           1.5061314               2.8560299               2.8126659
Net Assets Attributable
  to Accumulation Units
  Outstanding............                  --               3,907,336               7,037,804
                          ===================  ======================  ======================
Accumulation Units Issued                  --                  68,160                 956,215
Accumulation Units
  Redeemed...............                  --                (330,856)               (717,018)
                          -------------------  ----------------------  ----------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............                  --                (262,696)                239,197
Beginning Accumulation
  Units Outstanding......                  --               1,630,818               2,263,168
                          -------------------  ----------------------  ----------------------
Ending Accumulation
  Units Outstanding......                  --               1,368,122               2,502,365
                          ===================  ======================  ======================
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.80%/(2)/
                          -------------------
Accumulation Unit Value..           2.7596866
Net Assets Attributable
  to Accumulation Units
  Outstanding............         164,377,812
                          ===================
Accumulation Units Issued           8,836,456
Accumulation Units
  Redeemed...............         (13,652,889)
                          -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............          (4,816,433)
Beginning Accumulation
  Units Outstanding......          64,380,758
                          -------------------
Ending Accumulation
  Units Outstanding......          59,564,325
                          ===================
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.60%/(2)/
                          -------------------
Accumulation Unit Value..           2.8363255
Net Assets Attributable
  to Accumulation Units
  Outstanding............          26,459,575
                          ===================
Accumulation Units Issued           1,440,454
Accumulation Units
  Redeemed...............          (2,455,363)
                          -------------------
Increase (Decrease) in
  Accumulation Units
  Outstanding............          (1,014,909)
Beginning Accumulation
  Units Outstanding......          10,343,844
                          -------------------
Ending Accumulation
  Units Outstanding......           9,328,935
                          ===================

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.



                         VALIC                   Vanguard                Vanguard            Vanguard       Vanguard
                     Company I Core           LT Investment-             Long-Term          Windsor II     Wellington
                       Value Fund               Grade Fund             Treasury Fund           Fund           Fund
                      Division 21              Division 22              Division 23         Division 24    Division 25
                -----------------------  -----------------------  -----------------------  -------------  -------------
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:           1.00% /(2) (3) (4) (5)/  1.00% /(2) (3) (4) (5)/  1.00% /(2) (3) (4) (5)/    1.25% /(2)/    1.25% /(2)/
                -----------------------  -----------------------  -----------------------  -------------  -------------
Accumulation
  Unit
  Value........               1.8709085                1.9608716                2.0883305      2.6475162      2.6463103
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..             151,165,573              141,701,301              217,047,802  1,384,230,160  1,348,008,560
                =======================  =======================  =======================  =============  =============
Accumulation
  Units
  Issued.......               6,631,810                9,775,870               14,354,376     52,834,091     75,401,574
Accumulation
  Units
  Redeemed.....             (21,390,119)             (30,701,118)             (24,431,980)   (82,820,337)   (54,897,117)
                -----------------------  -----------------------  -----------------------  -------------  -------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..             (14,758,309)             (20,925,248)             (10,077,604)   (29,986,246)    20,504,457
Beginning
  Accumulation
  Units
  Outstanding..              95,564,030               93,197,696              114,020,665    552,878,216    488,943,410
                -----------------------  -----------------------  -----------------------  -------------  -------------
Ending
  Accumulation
  Units
  Outstanding..              80,805,721               72,272,448              103,943,061    522,891,970    509,447,867
                =======================  =======================  =======================  =============  =============
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                       0.80% /(2)/              0.80% /(2)/              0.80% /(2)/    1.05% /(2)/    1.05% /(2)/
                -----------------------  -----------------------  -----------------------  -------------  -------------
Accumulation
  Unit
  Value........               1.9484046                2.0615696                2.1764911      2.7593490      2.7797760
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..              52,538,933               44,298,373               71,723,377    354,639,558    293,135,282
                =======================  =======================  =======================  =============  =============
Accumulation
  Units
  Issued.......               5,103,975                4,523,653                7,699,337     23,175,083     18,948,644
Accumulation
  Units
  Redeemed.....              (7,735,440)              (5,137,039)              (5,875,372)   (20,580,491)   (18,619,260)
                -----------------------  -----------------------  -----------------------  -------------  -------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..              (2,631,465)                (613,386)               1,823,965      2,594,592        329,384
Beginning
  Accumulation
  Units
  Outstanding..              29,596,738               22,101,376               31,129,909    125,930,178    105,124,832
                -----------------------  -----------------------  -----------------------  -------------  -------------
Ending
  Accumulation
  Units
  Outstanding..              26,965,273               21,487,990               32,953,874    128,524,770    105,454,216
                =======================  =======================  =======================  =============  =============
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                       0.60% /(2)/              0.60% /(2)/              0.60% /(2)/    0.85% /(2)/    0.85% /(2)/
                -----------------------  -----------------------  -----------------------  -------------  -------------
Accumulation
  Unit
  Value........               2.0361885                2.1757111                2.2729899      2.8865747      2.9336306
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..               2,803,570                2,764,569                4,182,311     53,465,710     55,965,755
                =======================  =======================  =======================  =============  =============
Accumulation
  Units
  Issued.......                 198,056                  198,391                  256,154      3,506,782      4,927,577
Accumulation
  Units
  Redeemed.....                (449,962)                (379,320)                (609,827)    (2,509,288)    (3,043,394)
                -----------------------  -----------------------  -----------------------  -------------  -------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..                (251,906)                (180,929)                (353,673)       997,494      1,884,183
Beginning
  Accumulation
  Units
  Outstanding..               1,628,845                1,451,598                2,193,685     17,525,237     17,194,121
                -----------------------  -----------------------  -----------------------  -------------  -------------
Ending
  Accumulation
  Units
  Outstanding..               1,376,939                1,270,669                1,840,012     18,522,731     19,078,304
                =======================  =======================  =======================  =============  =============
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:

Accumulation
  Unit
  Value........
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..

Accumulation
  Units
  Issued.......
Accumulation
  Units
  Redeemed.....

Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..
Beginning
  Accumulation
  Units
  Outstanding..

Ending
  Accumulation
  Units
  Outstanding..

Contracts with
  Mortality
  and Expense
  Risk Charge
  of:

Accumulation
  Unit
  Value........
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..

Accumulation
  Units
  Issued.......
Accumulation
  Units
  Redeemed.....

Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..
Beginning
  Accumulation
  Units
  Outstanding..

Ending
  Accumulation
  Units
  Outstanding..

                    VALIC        VALIC
                 Company II   Company II
                International  Small Cap
                  Growth II     Growth
                    Fund         Fund
                 Division 33  Division 35
                ------------- -----------
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:            0.75% /(2)/  1.45% /(1)/
                 -----------  -----------
Accumulation
  Unit
  Value........    2.1753309    0.9255164
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..  619,668,325       13,774
                 ===========  ===========
Accumulation
  Units
  Issued.......   85,175,344       17,306
Accumulation
  Units
  Redeemed.....  (34,006,448)     (33,866)
                 -----------  -----------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..   51,168,896      (16,560)
Beginning
  Accumulation
  Units
  Outstanding..  233,726,830       31,442
                 -----------  -----------
Ending
  Accumulation
  Units
  Outstanding..  284,895,726       14,882
                 ===========  ===========
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:            0.55% /(2)/  0.95% /(1)/
                 -----------  -----------
Accumulation
  Unit
  Value........    2.2162203    1.5843815
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..  129,891,530           --
                 ===========  ===========
Accumulation
  Units
  Issued.......   26,142,218           --
Accumulation
  Units
  Redeemed.....   (6,676,652)          --
                 -----------  -----------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..   19,465,566           --
Beginning
  Accumulation
  Units
  Outstanding..   39,145,880           --
                 -----------  -----------
Ending
  Accumulation
  Units
  Outstanding..   58,611,446           --
                 ===========  ===========
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:            0.35% /(2)/  0.75% /(2)/
                 -----------  -----------
Accumulation
  Unit
  Value........    2.2580049    1.6774323
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..    7,885,618   41,789,931
                 ===========  ===========
Accumulation
  Units
  Issued.......    2,123,105    6,869,347
Accumulation
  Units
  Redeemed.....     (853,475)  (5,356,393)
                 -----------  -----------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..    1,269,630    1,512,954
Beginning
  Accumulation
  Units
  Outstanding..    2,222,958   23,403,119
                 -----------  -----------
Ending
  Accumulation
  Units
  Outstanding..    3,492,588   24,916,073
                 ===========  ===========
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                         0.55% /(2)/
                              -----------
Accumulation
  Unit
  Value........                 1.7089344
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..                10,257,448
                              ===========
Accumulation
  Units
  Issued.......                 2,525,107
Accumulation
  Units
  Redeemed.....                (1,637,954)
                              -----------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..                   887,153
Beginning
  Accumulation
  Units
  Outstanding..                 5,115,263
                              -----------
Ending
  Accumulation
  Units
  Outstanding..                 6,002,416
                              ===========
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                         0.35% /(2)/
                              -----------
Accumulation
  Unit
  Value........                 1.7412172
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..                 1,295,786
                              ===========
Accumulation
  Units
  Issued.......                   332,313
Accumulation
  Units
  Redeemed.....                  (262,276)
                              -----------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..                    70,037
Beginning
  Accumulation
  Units
  Outstanding..                   674,340
                              -----------
Ending
  Accumulation
  Units
  Outstanding..                   744,377
                              ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                                             VALIC                    VALIC                     VALIC
                                VALIC     Company II     VALIC      Company II     VALIC     Company II      VALIC
                             Company II     Mid Cap   Company II     Capital    Company II    Socially     Company II
                              Small Cap     Growth      Mid Cap    Appreciation  Large Cap   Responsible  Money Market
                             Value Fund      Fund     Value Fund       Fund     Value Fund      Fund        II Fund
                             Division 36  Division 37 Division 38  Division 39  Division 40  Division 41  Division 44
                             -----------  ----------- -----------  ------------ -----------  -----------  ------------
Contracts with Mortality and
  Expense Risk Charge of:     0.75%/(2)/  0.75%/(2)/   0.75%/(2)/   1.45%/(1)/   0.75%/(2)/   0.75%/(2)/    0.75%/(2)/
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Accumulation Unit Value.....   2.2837587   1.4840859    3.4148513    0.8914879    2.1557215    1.5280344     1.2601110
Net Assets Attributable to
  Accumulation Units
  Outstanding............... 173,514,170  74,579,333  367,927,229        8,165  294,216,848  870,659,943   281,367,721
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Accumulation Units Issued...  33,547,881  21,609,885   26,539,015        9,159   46,572,207  314,221,066   196,336,288
Accumulation Units
  Redeemed..................  (9,187,757) (9,034,325) (18,127,654)          --  (24,748,076) (30,121,495) (129,326,630)
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............  24,360,124  12,575,560    8,411,361        9,159   21,824,131  284,099,571    67,009,658
Beginning Accumulation Units
  Outstanding...............  51,628,606  37,682,153   99,345,096           --  114,682,334  285,730,988   156,300,640
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Ending Accumulation Units
  Outstanding...............  75,988,730  50,257,713  107,756,457        9,159  136,506,465  569,830,559   223,310,298
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Contracts with Mortality and
  Expense Risk Charge of:     0.55%/(2)/  0.55%/(2)/   0.55%/(2)/   0.95%/(1)/   0.55%/(2)/   0.55%/(2)/    0.55%/(2)/
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Accumulation Unit Value.....   2.3266203   1.5119274    3.4789698    1.5097405    2.1962656    1.5567424     1.2837751
Net Assets Attributable to
  Accumulation Units
  Outstanding...............  63,152,397  16,891,421   89,249,725           --   95,988,758  155,019,376    54,162,343
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Accumulation Units Issued...  18,541,970   5,554,701    9,956,762           --   22,137,286   62,139,092    44,771,681
Accumulation Units
  Redeemed..................  (2,172,577) (2,423,249)  (3,931,005)          --   (3,961,061)  (6,708,822)  (28,862,148)
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............  16,369,393   3,131,452    6,025,757           --   18,176,225   55,430,270    15,909,533
Beginning Accumulation Units
  Outstanding...............  10,774,645   8,040,867   19,629,064           --   25,530,357   44,151,626    26,281,226
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Ending Accumulation Units
  Outstanding...............  27,144,038  11,172,319   25,654,821           --   43,706,582   99,581,896    42,190,759
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Contracts with Mortality and
  Expense Risk Charge of:     0.35%/(2)/  0.35%/(2)/   0.35%/(2)/   0.75%/(2)/   0.35%/(2)/   0.35%/(2)/    0.35%/(2)/
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Accumulation Unit Value.....   2.3704980   1.5404914    3.5446290    1.1916534    2.2377049    1.5861349     1.3079990
Net Assets Attributable to
  Accumulation Units
  Outstanding...............   9,034,501   1,628,423   16,119,674   26,885,259    3,467,384    5,697,070     4,287,041
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Accumulation Units Issued...   1,953,607     674,875    1,693,290   19,011,042      968,500    2,402,580     5,537,915
Accumulation Units
  Redeemed..................    (732,708)   (309,387)  (1,047,128)  (3,294,580)    (563,453)    (568,481)   (5,272,725)
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............   1,220,899     365,488      646,162   15,716,462      405,047    1,834,099       265,190
Beginning Accumulation Units
  Outstanding...............   2,590,680     691,830    3,901,778    6,847,976    1,144,596    1,757,764     3,012,427
                             -----------  ----------  -----------   ----------  -----------  -----------  ------------
Ending Accumulation Units
  Outstanding...............   3,811,579   1,057,318    4,547,940   22,564,438    1,549,643    3,591,863     3,277,617
                             ===========  ==========  ===========   ==========  ===========  ===========  ============
Contracts with Mortality and
  Expense Risk Charge of:                                           0.55%/(2)/
                                                                    ----------
Accumulation Unit Value.....                                         1.2140641
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                                         5,095,608
                                                                    ==========
Accumulation Units Issued...                                         3,610,151
Accumulation Units
  Redeemed..................                                          (979,784)
                                                                    ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                                         2,630,367
Beginning Accumulation Units
  Outstanding...............                                         1,566,885
                                                                    ----------
Ending Accumulation Units
  Outstanding...............                                         4,197,252
                                                                    ==========
Contracts with Mortality and
  Expense Risk Charge of:                                           0.35%/(2)/
                                                                    ----------
Accumulation Unit Value.....                                         1.2369921
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                                         1,361,462
                                                                    ==========
Accumulation Units Issued...                                           388,028
Accumulation Units
  Redeemed..................                                          (249,651)
                                                                    ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                                           138,377
Beginning Accumulation Units
  Outstanding...............                                           962,418
                                                                    ----------
Ending Accumulation Units
  Outstanding...............                                         1,100,795
                                                                    ==========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                                                     VALIC                      VALIC
                                                  Company II      VALIC       Company II                              Vanguard
                                    VALIC         Aggressive    Company II   Conservative                Vanguard   LifeStrategy
                                  Company I         Growth       Moderate       Growth      Vanguard   LifeStrategy Conservative
                                Nasdaq-100 (R)     Lifestyle      Growth      Lifestyle   LifeStrategy   Moderate      Growth
                                  Index Fund         Fund     Lifestyle Fund     Fund     Growth Fund  Growth Fund      Fund
                                 Division 46      Division 48  Division 49   Division 50  Division 52  Division 53  Division 54
                             -------------------  ----------- -------------- ------------ ------------ ------------ ------------
Contracts with Mortality and
  Expense Risk Charge of:    1.00%/(2)(3)(4)(5)/  1.45%/(1)/    1.45%/(1)/    1.45%/(1)/   1.25%/(2)/   1.25%/(2)/   1.25%/(2)/
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Accumulation Unit Value.....           0.5866093   1.3334179     1.3707512     1.3353390    1.7138648    1.6642612    1.5846240
Net Assets Attributable to
  Accumulation Units
  Outstanding...............          81,425,901      28,413       117,535       100,313  112,983,239  116,963,652   45,165,512
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Accumulation Units Issued...          45,532,540      25,239       136,428        64,616   20,775,708   20,637,184   10,340,336
Accumulation Units
  Redeemed..................         (41,253,778)    (85,844)     (194,819)      (93,015)  (9,295,710) (12,770,918)  (6,767,553)
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............           4,278,762     (60,605)      (58,391)      (28,399)  11,479,998    7,866,266    3,572,783
Beginning Accumulation Units
  Outstanding...............         134,541,571      81,914       144,136       103,521   54,454,410   62,422,794   24,932,287
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Ending Accumulation Units
  Outstanding...............         138,820,333      21,309        85,745        75,122   65,934,408   70,289,060   28,505,070
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.80%/(2)/    0.75%(2)    0.75%/(2)/    0.75%/(2)/   1.05%/(2)/   1.05%/(2)/   1.05%/(2)/
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Accumulation Unit Value.....           0.5951060   1.9871789     1.9923930     1.8882370    1.7459432    1.6953445    1.6142398
Net Assets Attributable to
  Accumulation Units
  Outstanding...............          16,183,432  75,522,941   116,674,926    42,209,333   21,776,070   27,791,682    9,754,105
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Accumulation Units Issued...          14,080,251  14,637,920    22,967,990    10,050,622    4,484,242    6,990,860    2,616,242
Accumulation Units
  Redeemed..................         (10,117,347) (6,544,048)   (9,090,100)   (4,749,897)  (2,669,596)  (3,080,365)  (1,073,118)
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............           3,962,904   8,093,872    13,877,890     5,300,725    1,814,646    3,910,495    1,543,124
Beginning Accumulation Units
  Outstanding...............          23,231,663  29,919,644    44,694,888    17,055,833   10,657,941   12,482,445    4,499,544
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Ending Accumulation Units
  Outstanding...............          27,194,567  38,013,516    58,572,778    22,356,558   12,472,587   16,392,940    6,042,668
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.60%/(2)/  0.95%/(1)/    0.95%/(1)/    0.95%/(1)/   0.85%/(2)/   0.85%/(2)/   0.85%/(2)/
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Accumulation Unit Value.....           0.6037030   1.7520357     1.5605327     1.4048996    1.7785398    1.7271015    1.6444385
Net Assets Attributable to
  Accumulation Units
  Outstanding...............           1,371,309          --            --            --    3,613,673    5,038,010    1,935,057
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Accumulation Units Issued...           1,492,546          --            --            --      287,174      335,577      644,593
Accumulation Units
  Redeemed..................          (1,578,968)         --            --            --     (435,329)    (234,099)    (428,472)
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............             (86,422)         --            --            --     (148,155)     101,478      216,121
Beginning Accumulation Units
  Outstanding...............           2,357,989          --            --            --    2,180,003    2,815,554      960,607
                             -------------------  ----------   -----------    ----------  -----------  -----------   ----------
Ending Accumulation Units
  Outstanding...............           2,271,567          --            --            --    2,031,848    2,917,032    1,176,728
                             ===================  ==========   ===========    ==========  ===========  ===========   ==========
Contracts with Mortality and
  Expense Risk Charge of:                         0.55%/(2)/    0.55%/(2)/    0.55%/(2)/
                                                  ----------   -----------    ----------
Accumulation Unit Value.....                       2.0246026     2.0298293     1.9237342
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                      14,185,573    18,619,100    12,151,117
                                                  ==========   ===========    ==========
Accumulation Units Issued...                       3,162,437     3,983,320     2,450,533
Accumulation Units
  Redeemed..................                      (1,297,398)   (1,867,807)     (723,582)
                                                  ----------   -----------    ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                       1,865,039     2,115,514     1,726,951
Beginning Accumulation Units
  Outstanding...............                       5,141,753     7,057,287     4,589,479
                                                  ----------   -----------    ----------
Ending Accumulation Units
  Outstanding...............                       7,006,792     9,172,801     6,316,430
                                                  ==========   ===========    ==========
Contracts with Mortality and
  Expense Risk Charge of:                         0.35%/(2)/    0.35%/(2)/    0.35%/(2)/
                                                  ----------   -----------    ----------
Accumulation Unit Value.....                       2.0627845     2.0681037     1.9599686
Net Assets Attributable to
  Accumulation Units
  Outstanding...............                       2,200,233     1,605,864       839,508
                                                  ==========   ===========    ==========
Accumulation Units Issued...                         451,520       377,688       236,239
Accumulation Units
  Redeemed..................                        (222,574)      (98,339)     (105,962)
                                                  ----------   -----------    ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding...............                         228,946       279,349       130,277
Beginning Accumulation Units
  Outstanding...............                         837,701       497,142       298,050
                                                  ----------   -----------    ----------
Ending Accumulation Units
  Outstanding...............                       1,066,647       776,491       428,327
                                                  ==========   ===========    ==========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                       VALIC        VALIC        VALIC
                    Company II   Company II   Company II                               Ariel
                     Core Bond    Strategic   High Yield                            Appreciation         Lou Holland
                       Fund       Bond Fund    Bond Fund       Ariel Fund               Fund             Growth Fund
                    Division 58  Division 59  Division 60      Division 68          Division 69          Division 70
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Contracts with
  Mortality and
  Expense Risk
  Charge of:         1.45%/(1)/   1.45%/(1)/   0.75%/(2)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Accumulation Unit
  Value............   1.2648874    1.5866804    1.8253394            1.9180701            1.7228538            1.0440902
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......       5,786       51,287  163,414,093          343,470,057          257,370,801           18,944,839
                    ===========  ===========  ===========  ===================  ===================  ===================
Accumulation Units
  Issued...........       6,123       33,711   46,208,804           16,522,310           12,321,452            3,245,304
Accumulation Units
  Redeemed.........     (19,361)     (85,476) (14,624,787)         (41,029,805)         (41,934,602)          (7,284,102)
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......     (13,238)     (51,765)  31,584,017          (24,507,495)         (29,613,150)          (4,038,798)
Beginning
  Accumulation
  Units
  Outstanding......      17,813       84,088   57,954,424          203,597,513          179,015,204           22,185,106
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Ending Accumulation
  Units
  Outstanding......       4,575       32,323   89,538,441          179,090,018          149,402,054           18,146,308
                    ===========  ===========  ===========  ===================  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:         0.95%/(1)/   0.95%/(1)/   0.55%/(2)/           0.80%/(2)/           0.80%/(2)/           0.80%/(2)/
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Accumulation Unit
  Value............   1.1212778    1.3439242    1.8596352            1.9458010            1.7477306            1.0591482
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......          --           --   30,166,906           93,725,847           56,391,071           29,025,218
                    ===========  ===========  ===========  ===================  ===================  ===================
Accumulation Units
  Issued...........          --           --   11,169,601            9,688,664            6,849,968            2,608,488
Accumulation Units
  Redeemed.........          --           --   (3,870,325)         (11,587,730)          (8,338,420)          (5,510,556)
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......          --           --    7,299,276           (1,899,066)          (1,488,452)          (2,902,068)
Beginning
  Accumulation
  Units
  Outstanding......          --           --    8,923,303           50,067,793           33,754,062           30,306,497
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Ending Accumulation
  Units
  Outstanding......          --           --   16,222,579           48,168,727           32,265,610           27,404,429
                    ===========  ===========  ===========  ===================  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:         0.75%/(2)/   0.75%/(2)/   0.35%/(2)/           0.60%/(2)/           0.60%/(2)/           0.60%/(2)/
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Accumulation Unit
  Value............   1.4559421    1.9224089    1.8948231            1.9738734            1.7730094            1.0744808
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding...... 171,369,657  258,451,320    2,021,290           19,105,671           11,300,446            1,469,152
                    ===========  ===========  ===========  ===================  ===================  ===================
Accumulation Units
  Issued...........  73,399,435   45,360,986      871,116            1,869,269            1,361,071               80,879
Accumulation Units
  Redeemed.........  (7,045,576) (12,593,231)    (690,769)          (1,859,751)          (1,652,250)            (312,840)
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......  66,353,859   32,767,755      180,347                9,518             (291,179)            (231,961)
Beginning
  Accumulation
  Units
  Outstanding......  51,359,802  101,694,271      886,582            9,670,021            6,665,028            1,599,274
                    -----------  -----------  -----------  -------------------  -------------------  -------------------
Ending Accumulation
  Units
  Outstanding...... 117,713,661  134,462,026    1,066,929            9,679,539            6,373,849            1,367,313
                    ===========  ===========  ===========  ===================  ===================  ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:         0.55%/(2)/   0.55%/(2)/
                    -----------  -----------
Accumulation Unit
  Value............   1.4833088    1.9585483
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......  23,509,419   52,644,600
                    ===========  ===========
Accumulation Units
  Issued...........  13,194,596   11,945,935
Accumulation Units
  Redeemed.........  (2,378,263)  (3,461,087)
                    -----------  -----------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......  10,816,333    8,484,848
Beginning
  Accumulation
  Units
  Outstanding......   5,033,403   18,395,330
                    -----------  -----------
Ending Accumulation
  Units
  Outstanding......  15,849,736   26,880,178
                    ===========  ===========
Contracts with
  Mortality and
  Expense Risk
  Charge of:         0.35%/(2)/   0.35%/(2)/
                    -----------  -----------
Accumulation Unit
  Value............   1.5113354    1.9955126
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......   9,315,164    5,321,701
                    ===========  ===========
Accumulation Units
  Issued...........   3,081,276    1,349,651
Accumulation Units
  Redeemed.........  (1,767,829)    (438,928)
                    -----------  -----------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......   1,313,447      910,723
Beginning
  Accumulation
  Units
  Outstanding......   4,850,555    1,756,315
                    -----------  -----------
Ending Accumulation
  Units
  Outstanding......   6,164,002    2,667,038
                    ===========  ===========

                           VALIC
                       Company I Blue
                        Chip Growth
                       Fund Division
                             72
                    -------------------
Contracts with
  Mortality and
  Expense Risk
  Charge of:        1.00%/(2)(3)(4)(5)/
                    -------------------
Accumulation Unit
  Value............           1.0420967
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......         109,018,679
                    ===================
Accumulation Units
  Issued...........          42,779,944
Accumulation Units
  Redeemed.........         (12,857,346)
                    -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......          29,922,598
Beginning
  Accumulation
  Units
  Outstanding......          74,704,474
                    -------------------
Ending Accumulation
  Units
  Outstanding......         104,627,072
                    ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                 0.80%/(2)/
                    -------------------
Accumulation Unit
  Value............           1.0571496
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......          28,273,196
                    ===================
Accumulation Units
  Issued...........          12,735,472
Accumulation Units
  Redeemed.........          (5,203,771)
                    -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......           7,531,701
Beginning
  Accumulation
  Units
  Outstanding......          19,213,662
                    -------------------
Ending Accumulation
  Units
  Outstanding......          26,745,363
                    ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:                 0.60%/(2)/
                    -------------------
Accumulation Unit
  Value............           1.0724811
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......           2,757,266
                    ===================
Accumulation Units
  Issued...........           1,201,380
Accumulation Units
  Redeemed.........            (586,229)
                    -------------------
Increase (Decrease)
  in Accumulation
  Units
  Outstanding......             615,151
Beginning
  Accumulation
  Units
  Outstanding......           1,955,883
                    -------------------
Ending Accumulation
  Units
  Outstanding......           2,571,034
                    ===================
Contracts with
  Mortality and
  Expense Risk
  Charge of:

Accumulation Unit
  Value............
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......

Accumulation Units
  Issued...........
Accumulation Units
  Redeemed.........

Increase (Decrease)
  in Accumulation
  Units
  Outstanding......
Beginning
  Accumulation
  Units
  Outstanding......

Ending Accumulation
  Units
  Outstanding......

Contracts with
  Mortality and
  Expense Risk
  Charge of:

Accumulation Unit
  Value............
Net Assets
  Attributable to
  Accumulation
  Units
  Outstanding......

Accumulation Units
  Issued...........
Accumulation Units
  Redeemed.........

Increase (Decrease)
  in Accumulation
  Units
  Outstanding......
Beginning
  Accumulation
  Units
  Outstanding......

Ending Accumulation
  Units
  Outstanding......


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                                            VALIC
                       VALIC              Company I              VALIC                VALIC
                     Company I           Value Broad           Company I            Company I              VALIC
                  Health Sciences         Cap Value          Large Cap Core         Inflation            Company I
                       Fund              Income Fund              Fund            Protected Fund        Growth Fund
                    Division 73          Division 74          Division 75          Division 76          Division 77
                -------------------  -------------------  -------------------  -------------------  -------------------
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:           1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/
                -------------------  -------------------  -------------------  -------------------  -------------------
Accumulation
  Unit
  Value........           1.4116818            1.4593927            1.1613311            1.1737367            1.0794525
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..         166,190,618           81,507,139           21,413,239           55,630,364           11,727,333
                ===================  ===================  ===================  ===================  ===================
Accumulation
  Units
  Issued.......          16,164,388           27,181,069            4,787,157           11,309,145            5,252,240
Accumulation
  Units
  Redeemed.....         (24,866,439)         (18,349,535)          (4,955,713)         (45,265,116)          (4,433,440)
                -------------------  -------------------  -------------------  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..          (8,702,051)           8,831,534             (168,556)         (33,955,971)             818,800
Beginning
  Accumulation
  Units
  Outstanding..         126,438,293           47,029,448           18,608,980           81,372,372           10,046,941
                -------------------  -------------------  -------------------  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..         117,736,242           55,860,982           18,440,424           47,416,401           10,865,741
                ===================  ===================  ===================  ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    0.80%/(2)/           0.80%/(2)/           0.80%/(2)/           0.80%/(2)/           0.80%/(2)/
                -------------------  -------------------  -------------------  -------------------  -------------------
Accumulation
  Unit
  Value........           1.4319955            1.4770486            1.1661560            1.1786389            1.0860138
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..          37,397,970           14,576,064            4,594,260            9,406,702            1,703,839
                ===================  ===================  ===================  ===================  ===================
Accumulation
  Units
  Issued.......           6,460,193            5,914,022            1,394,588            2,722,999            1,243,674
Accumulation
  Units
  Redeemed.....          (4,428,254)          (4,671,219)          (1,007,915)          (5,524,161)            (707,681)
                -------------------  -------------------  -------------------  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..           2,031,939            1,242,803              386,673           (2,801,162)             535,993
Beginning
  Accumulation
  Units
  Outstanding..          24,084,413            8,626,115            3,553,051           10,782,371            1,032,927
                -------------------  -------------------  -------------------  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..          26,116,352            9,868,918            3,939,724            7,981,209            1,568,920
                ===================  ===================  ===================  ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    0.60%/(2)/           0.60%/(2)/           0.60%/(2)/           0.60%/(2)/           0.60%/(2)/
                -------------------  -------------------  -------------------  -------------------  -------------------
Accumulation
  Unit
  Value........           1.4527725            1.4948888            1.1710248            1.1835441            1.0926462
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..           3,670,442            1,096,752              307,921              295,380               87,245
                ===================  ===================  ===================  ===================  ===================
Accumulation
  Units
  Issued.......             687,362              514,476               60,809              118,026               38,584
Accumulation
  Units
  Redeemed.....            (667,962)            (411,033)            (114,176)            (165,415)              (8,613)
                -------------------  -------------------  -------------------  -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..              19,400              103,443              (53,367)             (47,389)              29,971
Beginning
  Accumulation
  Units
  Outstanding..           2,507,336              630,287              316,317              297,019               49,927
                -------------------  -------------------  -------------------  -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..           2,526,736              733,730              262,950              249,630               79,898
                ===================  ===================  ===================  ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:

Accumulation
  Unit
  Value........
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..

Accumulation
  Units
  Issued.......
Accumulation
  Units
  Redeemed.....

Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..
Beginning
  Accumulation
  Units
  Outstanding..

Ending
  Accumulation
  Units
  Outstanding..

Contracts with
  Mortality
  and Expense
  Risk Charge
  of:

Accumulation
  Unit
  Value........
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..

Accumulation
  Units
  Issued.......
Accumulation
  Units
  Redeemed.....

Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..
Beginning
  Accumulation
  Units
  Outstanding..

Ending
  Accumulation
  Units
  Outstanding..


                       VALIC
                     Company I              VALIC
                   Large Capital          Company I
                    Growth Fund             Fund
                    Division 78          Division 79
                -------------------  -------------------
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    1.45%/(1)/           1.45%/(1)/
                -------------------  -------------------
Accumulation
  Unit
  Value........           1.1108698            1.2505684
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..               6,580               25,714
                ===================  ===================
Accumulation
  Units
  Issued.......               5,923               20,499
Accumulation
  Units
  Redeemed.....             (18,329)             (14,654)
                -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..             (12,406)               5,845
Beginning
  Accumulation
  Units
  Outstanding..              18,329               14,717
                -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..               5,923               20,562
                ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:           1.00%/(2)(3)(4)(5)/  1.00%/(2)(3)(4)(5)/
                -------------------  -------------------
Accumulation
  Unit
  Value........           1.1215675            1.2680435
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..         830,185,874          454,118,799
                ===================  ===================
Accumulation
  Units
  Issued.......          52,241,331           25,237,993
Accumulation
  Units
  Redeemed.....        (227,362,836)         (85,587,510)
                -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..        (175,121,505)         (60,349,517)
Beginning
  Accumulation
  Units
  Outstanding..         915,398,362          418,512,943
                -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..         740,276,857          358,163,426
                ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    0.95%/(1)/           0.95%/(1)/
                -------------------  -------------------
Accumulation
  Unit
  Value........           1.1226393            1.2698582
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..                  --                   --
                ===================  ===================
Accumulation
  Units
  Issued.......                  --                   --
Accumulation
  Units
  Redeemed.....                  --                   --
                -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..                  --                   --
Beginning
  Accumulation
  Units
  Outstanding..                  --                   --
                -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..                  --                   --
                ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    0.80%/(2)/           0.80%/(2)/
                -------------------  -------------------
Accumulation
  Unit
  Value........           1.1262323            1.2757567
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..         176,747,719          110,608,252
                ===================  ===================
Accumulation
  Units
  Issued.......          22,954,261           11,010,406
Accumulation
  Units
  Redeemed.....         (48,228,994)         (21,288,988)
                -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..         (25,274,733)         (10,278,582)
Beginning
  Accumulation
  Units
  Outstanding..         182,212,881           96,979,118
                -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..         156,938,148           86,700,537
                ===================  ===================
Contracts with
  Mortality
  and Expense
  Risk Charge
  of:                    0.60%/(2)/           0.60%/(2)/
                -------------------  -------------------
Accumulation
  Unit
  Value........           1.1309508            1.2835626
Net Assets
  Attributable
  to
  Accumulation
  Units
  Outstanding..          36,249,647           10,503,463
                ===================  ===================
Accumulation
  Units
  Issued.......           3,340,354              743,315
Accumulation
  Units
  Redeemed.....          (7,600,442)          (1,484,940)
                -------------------  -------------------
Increase
  (Decrease) in
  Accumulation
  Units
  Outstanding..          (4,260,088)            (741,625)
Beginning
  Accumulation
  Units
  Outstanding..          36,312,466            8,924,788
                -------------------  -------------------
Ending
  Accumulation
  Units
  Outstanding..          32,052,377            8,183,163
                ===================  ===================

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.


                                                  AIG SunAmerica          AIG SunAmerica          AIG SunAmerica
                                                    2010 High               2015 High               2020 High
                                                  Watermark Fund          Watermark Fund          Watermark Fund
                                                   Division 80             Division 81             Division 82
                                              ----------------------  ----------------------  ----------------------
Contracts with Mortality and Expense Risk
  Charge of:                                  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                              ----------------------  ----------------------  ----------------------
Accumulation Unit Value......................              1.1110938               1.1761854               1.1931908
Net Assets Attributable to Accumulation
  Units Outstanding..........................             25,417,736              25,149,042              11,487,430
                                              ======================  ======================  ======================
Accumulation Units Issued....................              5,122,078               6,524,944               3,225,031
Accumulation Units Redeemed..................             (6,849,045)             (6,488,899)             (2,119,047)
                                              ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................             (1,726,967)                 36,045               1,105,984
Beginning Accumulation Units Outstanding.....             24,605,788              21,348,111               8,522,965
                                              ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........             22,878,821              21,384,156               9,628,949
                                              ======================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:                                              0.80%/(2)/              0.80%/(2)/              0.80%/(2)/
                                              ----------------------  ----------------------  ----------------------
Accumulation Unit Value......................              1.1175005               1.1829508               1.2000593
Net Assets Attributable to Accumulation
  Units Outstanding..........................              1,441,429               1,934,330               1,442,316
                                              ======================  ======================  ======================
Accumulation Units Issued....................                336,070                 851,871                 407,613
Accumulation Units Redeemed..................               (296,937)               (653,567)               (101,422)
                                              ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................                 39,133                 198,304                 306,191
Beginning Accumulation Units Outstanding.....              1,250,774               1,436,871                 895,679
                                              ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........              1,289,907               1,635,175               1,201,870
                                              ======================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:                                              0.60%/(2)/              0.60%/(2)/              0.60%/(2)/
                                              ----------------------  ----------------------  ----------------------
Accumulation Unit Value......................              1.1239125               1.1897413               1.2069620
Net Assets Attributable to Accumulation
  Units Outstanding..........................                 45,750                  23,901                   3,314
                                              ======================  ======================  ======================
Accumulation Units Issued....................                 30,329                   1,756                     287
Accumulation Units Redeemed..................                 (9,896)                 (5,544)                 (5,196)
                                              ----------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................                 20,433                  (3,788)                 (4,909)
Beginning Accumulation Units Outstanding.....                 20,273                  23,876                   7,654
                                              ----------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........                 40,706                  20,088                   2,745
                                              ======================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:

Accumulation Unit Value......................
Net Assets Attributable to Accumulation
  Units Outstanding..........................

Accumulation Units Issued....................
Accumulation Units Redeemed..................

Increase (Decrease) in Accumulation Units
  Outstanding................................
Beginning Accumulation Units Outstanding.....

Ending Accumulation Units Outstanding........

Contracts with Mortality and Expense Risk
  Charge of:

Accumulation Unit Value......................
Net Assets Attributable to Accumulation
  Units Outstanding..........................

Accumulation Units Issued....................
Accumulation Units Redeemed..................

Increase (Decrease) in Accumulation Units
  Outstanding................................
Beginning Accumulation Units Outstanding.....

Ending Accumulation Units Outstanding........

                                                     VALIC                  VALIC                   VALIC
                                                 Company I Mid         Company I Small         Company I Small
                                                 Cap Strategic           Cap Special            Cap Strategic
                                                  Growth Fund            Values Fund             Growth Fund
                                                  Division 83            Division 84             Division 85
                                              -------------------  ----------------------  ----------------------
Contracts with Mortality and Expense Risk
  Charge of:                                           1.45%/(1)/  1.00%/(2) (3) (4) (5)/  1.00%/(2) (3) (4) (5)/
                                              -------------------  ----------------------  ----------------------
Accumulation Unit Value......................           1.5038895               1.0319921               1.0136871
Net Assets Attributable to Accumulation
  Units Outstanding..........................              16,005             218,273,826             100,092,692
                                              ===================  ======================  ======================
Accumulation Units Issued....................              15,863              17,304,235               7,094,660
Accumulation Units Redeemed..................              (5,882)            (66,519,964)            (33,313,065)
                                              -------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................               9,981             (49,215,729)            (26,218,405)
Beginning Accumulation Units Outstanding.....                 661             260,743,531             124,969,528
                                              -------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........              10,642             211,527,802              98,751,123
                                              ===================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:                                  1.00%/(2)(3)(4)(5)/              0.80%/(2)/              0.80%/(2)/
                                              -------------------  ----------------------  ----------------------
Accumulation Unit Value......................           1.5249390               1.0362790               1.0179171
Net Assets Attributable to Accumulation
  Units Outstanding..........................         319,801,071              59,925,767              29,599,999
                                              ===================  ======================  ======================
Accumulation Units Issued....................          38,665,122              11,351,126               5,987,066
Accumulation Units Redeemed..................         (40,050,112)            (14,125,477)             (9,733,306)
                                              -------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................          (1,384,990)             (2,774,351)             (3,746,240)
Beginning Accumulation Units Outstanding.....         211,121,130              60,603,093              32,825,521
                                              -------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........         209,736,140              57,828,742              29,079,281
                                              ===================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:                                           0.95%/(1)/              0.60%/(2)/              0.60%/(2)/
                                              -------------------  ----------------------  ----------------------
Accumulation Unit Value......................           1.5271099               1.0406117               1.0221610
Net Assets Attributable to Accumulation
  Units Outstanding..........................                  --               3,638,014               1,083,724
                                              ===================  ======================  ======================
Accumulation Units Issued....................                  --                 620,828                 119,494
Accumulation Units Redeemed..................                  --              (1,534,845)               (385,767)
                                              -------------------  ----------------------  ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................                  --                (914,017)               (266,273)
Beginning Accumulation Units Outstanding.....                  --               4,410,166               1,326,519
                                              -------------------  ----------------------  ----------------------
Ending Accumulation Units Outstanding........                  --               3,496,149               1,060,246
                                              ===================  ======================  ======================
Contracts with Mortality and Expense Risk
  Charge of:                                           0.80%/(2)/
                                              -------------------
Accumulation Unit Value......................           1.5341786
Net Assets Attributable to Accumulation
  Units Outstanding..........................          66,853,909
                                              ===================
Accumulation Units Issued....................           8,914,701
Accumulation Units Redeemed..................         (10,044,124)
                                              -------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................          (1,129,423)
Beginning Accumulation Units Outstanding.....          44,706,601
                                              -------------------
Ending Accumulation Units Outstanding........          43,577,178
                                              ===================
Contracts with Mortality and Expense Risk
  Charge of:                                           0.60%/(2)/
                                              -------------------
Accumulation Unit Value......................           1.5435696
Net Assets Attributable to Accumulation
  Units Outstanding..........................           7,040,900
                                              ===================
Accumulation Units Issued....................           2,081,941
Accumulation Units Redeemed..................          (1,019,216)
                                              -------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................           1,062,725
Beginning Accumulation Units Outstanding.....           3,498,730
                                              -------------------
Ending Accumulation Units Outstanding........           4,561,455
                                              ===================

                                                       VALIC
                                                  Company I Small
                                                  Cap Aggressive
                                                    Growth Fund
                                                    Division 86
                                              ----------------------
Contracts with Mortality and Expense Risk
  Charge of:                                  1.00%/(2) (3) (4) (5)/
                                              ----------------------
Accumulation Unit Value......................              1.1522350
Net Assets Attributable to Accumulation
  Units Outstanding..........................             56,425,098
                                              ======================
Accumulation Units Issued....................             21,153,846
Accumulation Units Redeemed..................            (10,737,637)
                                              ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................             10,416,209
Beginning Accumulation Units Outstanding.....             38,558,384
                                              ----------------------
Ending Accumulation Units Outstanding........             48,974,593
                                              ======================
Contracts with Mortality and Expense Risk
  Charge of:                                              0.80%/(2)/
                                              ----------------------
Accumulation Unit Value......................              1.1570262
Net Assets Attributable to Accumulation
  Units Outstanding..........................             13,030,962
                                              ======================
Accumulation Units Issued....................              4,475,377
Accumulation Units Redeemed..................             (2,764,817)
                                              ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................              1,710,560
Beginning Accumulation Units Outstanding.....              9,552,046
                                              ----------------------
Ending Accumulation Units Outstanding........             11,262,606
                                              ======================
Contracts with Mortality and Expense Risk
  Charge of:                                              0.60%/(2)/
                                              ----------------------
Accumulation Unit Value......................              1.1618375
Net Assets Attributable to Accumulation
  Units Outstanding..........................                885,591
                                              ======================
Accumulation Units Issued....................                398,778
Accumulation Units Redeemed..................               (258,945)
                                              ----------------------
Increase (Decrease) in Accumulation Units
  Outstanding................................                139,833
Beginning Accumulation Units Outstanding.....                622,639
                                              ----------------------
Ending Accumulation Units Outstanding........                762,472
                                              ======================
Contracts with Mortality and Expense Risk
  Charge of:

Accumulation Unit Value......................
Net Assets Attributable to Accumulation
  Units Outstanding..........................

Accumulation Units Issued....................
Accumulation Units Redeemed..................

Increase (Decrease) in Accumulation Units
  Outstanding................................
Beginning Accumulation Units Outstanding.....

Ending Accumulation Units Outstanding........

Contracts with Mortality and Expense Risk
  Charge of:

Accumulation Unit Value......................
Net Assets Attributable to Accumulation
  Units Outstanding..........................

Accumulation Units Issued....................
Accumulation Units Redeemed..................

Increase (Decrease) in Accumulation Units
  Outstanding................................
Beginning Accumulation Units Outstanding.....

Ending Accumulation Units Outstanding........


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2007.

                                                          VALIC                VALIC               VALIC
                                                        Company I            Company I           Company I
                                                      Global Equity       Global Strategy      Foreign Value
                                                          Fund                 Fund                Fund
                                                       Division 87          Division 88         Division 89
                                                   -------------------  ------------------- -------------------
Contracts with Mortality and Expense Risk Charge
  of:.............................................          1.45%/(1)/  1.00%/(2)(3)(4)(5)/ 1.00%/(2)(3)(4)(5)/
                                                   -------------------  ------------------- -------------------
Accumulation Unit Value...........................           1.3011381            1.3240113           1.3440828
Net Assets Attributable to Accumulation Units
  Outstanding.....................................             124,577          413,808,943         904,413,450
                                                   ===================  =================== ===================
Accumulation Units Issued.........................              97,901           55,501,918         172,456,148
Accumulation Units Redeemed.......................            (74,732)         (39,835,130)        (46,792,397)
                                                   -------------------  ------------------- -------------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................              23,169           15,666,788         125,663,751
Beginning Accumulation Units Outstanding..........              72,575          296,902,494         547,287,495
                                                   -------------------  ------------------- -------------------
Ending Accumulation Units Outstanding.............              95,744          312,569,282         672,951,246
                                                   ===================  =================== ===================
Contracts with Mortality and Expense Risk Charge
  of:............................................. 1.00%/(2)(3)(4)(5)/           0.80%/(2)/          0.80%/(2)/
                                                   -------------------  ------------------- -------------------
Accumulation Unit Value...........................           1.3136337            1.3295458           1.3496653
Net Assets Attributable to Accumulation Units
  Outstanding.....................................         336,931,465           87,605,497         215,408,326
                                                   ===================  =================== ===================
Accumulation Units Issued.........................          29,639,357           14,787,017          44,649,790
Accumulation Units Redeemed.......................        (46,426,908)         (11,580,129)        (18,751,053)
                                                   -------------------  ------------------- -------------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................        (16,787,551)            3,206,888          25,898,737
Beginning Accumulation Units Outstanding..........         273,299,882           62,685,696         133,705,192
                                                   -------------------  ------------------- -------------------
Ending Accumulation Units Outstanding.............         256,512,331           65,892,584         159,603,929
                                                   ===================  =================== ===================
Contracts with Mortality and Expense Risk Charge
  of:.............................................          0.95%/(1)/           0.60%/(2)/          0.60%/(2)/
                                                   -------------------  ------------------- -------------------
Accumulation Unit Value...........................           1.3149023            1.3350726           1.3552989
Net Assets Attributable to Accumulation Units
  Outstanding.....................................                  --            6,670,377          15,701,496
                                                   ===================  =================== ===================
Accumulation Units Issued.........................                  --              794,318           3,383,421
Accumulation Units Redeemed.......................                  --            (962,098)         (2,944,039)
                                                   -------------------  ------------------- -------------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................                  --            (167,780)             439,382
Beginning Accumulation Units Outstanding..........                  --            5,164,185          11,146,312
                                                   -------------------  ------------------- -------------------
Ending Accumulation Units Outstanding.............                  --            4,996,405          11,585,694
                                                   ===================  =================== ===================
Contracts with Mortality and Expense Risk Charge
  of:.............................................          0.80%/(2)/
                                                   -------------------
Accumulation Unit Value...........................           1.3191253
Net Assets Attributable to Accumulation Units
  Outstanding.....................................          78,718,276
                                                   ===================
Accumulation Units Issued.........................           8,563,248
Accumulation Units Redeemed.......................         (11,703,224)
                                                   -------------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................          (3,139,976)
Beginning Accumulation Units Outstanding..........          62,815,066
                                                   -------------------
Ending Accumulation Units Outstanding.............          59,675,090
                                                   ===================
Contracts with Mortality and Expense Risk Charge
  of:.............................................          0.60%/(2)/
                                                   -------------------
Accumulation Unit Value...........................           1.3246241
Net Assets Attributable to Accumulation Units
  Outstanding.....................................          28,589,381
                                                   ===================
Accumulation Units Issued.........................           5,272,921
Accumulation Units Redeemed.......................          (2,232,034)
                                                   -------------------
Increase (Decrease) in Accumulation Units
  Outstanding.....................................           3,040,887
Beginning Accumulation Units Outstanding..........          18,542,675
                                                   -------------------
Ending Accumulation Units Outstanding.............          21,583,562
                                                   ===================

/(1)/Offered in registered Potentia Product

/(2)/Offered in Portfolio Director Product

/(3)/Offered in Group Unit Purchase Product

/(4)/Offered in Independence Plus Fixed and Variable Annuity Product

/(5)/Offered in Impact Fixed and Variable Annuity Product

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2007, follows:

                    At December 31                        For the year ended December 31
          ----------------------------------   ------------------------------------------------------
                                                             Investment
          Units   Unit Fair Value   Net Assets  Average Net    Income     Expense    Total Return Lowest
          (000s)  Lowest to Highest   (000s)   Assets (000s) Ratio /(1)/ Ratio /(2)/  to Highest (3)
          ------- ---------------   ---------- ------------- ----------  ----------  ------------------
VALIC Company I Capital Conservation Fund, Division 1
2007.....     549 $ 5.19            $    2,850  $ 3,060.00      5.31%       1.01%     2.63%
2006.....     647   5.06                 3,270       3,370      1.47%       0.98%     3.48%
2005.....     710   4.89                 3,471       3,686      4.19%       0.99%     0.77%
2004.....     805   4.85                 3,901       3,989      3.56%       1.00%     2.94%
2003.....     865   4.71                 4,075       4,307      3.33%       1.04%     3.09%
VALIC Company I Money Market I Fund, Division 2
2007.....     439 $ 3.00            $    1,317  $    1,403      4.95%       1.08%     3.65%
2006.....     514   2.89                 1,488       1,634      4.33%       0.96%     3.58%
2005.....     637   2.79                 1,779       1,792      2.79%       1.04%     1.71%
2004.....     657   2.75                 1,805       1,915      0.82%       1.05%    -0.20%
2003.....     735   2.75                 2,024       2,793      0.63%       1.04%    -0.40%
VALIC Company I Mid Cap Index Fund, Division 4
2007..... 266,356 $ 1.55  to  11.93 $2,889,174  $2,854,907      1.20%       0.96%     6.07%  to    6.99%
2006..... 250,494   1.46  to  11.15  2,555,661   2,391,440      0.51%       0.96%     8.38%  to    9.32%
2005..... 233,145   1.35  to  10.20  2,171,514   1,933,336      1.02%       0.96%    10.57%  to   11.53%
2004..... 214,907   1.22  to   9.15  1,806,400   1,543,301      0.84%       0.98%    14.37%  to   15.35%
2003..... 192,477   1.07  to   7.93  1,412,960   1,105,126      0.68%       0.97%    33.16%  to   34.31%
VALIC Company I Asset Allocation Fund, Division 5
2007.....  32,061 $ 5.22  to   5.74 $  167,933  $  172,035      2.82%       0.99%     5.24%  to    5.66%
2006.....  34,238   4.96  to   5.43    170,212     167,501      1.60%       0.98%    10.65%  to   11.09%
2005.....  38,102   4.48  to   4.89    171,347     181,762      2.44%       0.98%     2.68%  to    3.09%
2004.....  45,466   4.36  to   4.74    198,651     192,593      1.84%       0.99%     7.41%  to    7.84%
2003.....  44,059   4.06  to   4.40    179,689     163,495      1.87%       0.99%    18.48%  to   18.96%
VALIC Company I Money Market I Fund, Division 6
2007..... 211,605 $ 1.08  to   2.31 $  443,130  $  413,701      4.70%       0.98%     3.17%  to    4.07%
2006..... 186,929   1.04  to   2.22    384,271     353,153      4.57%       0.96%     3.11%  to    4.00%
2005..... 168,376   1.01  to   2.14    322,035     325,994      2.76%       0.96%     1.24%  to    2.12%
2004..... 169,102   1.00  to   2.09    329,953     354,985      0.78%       0.93%    -0.66%  to    0.20%
2003..... 194,029   1.01  to   2.09    380,465     425,490      0.60%       0.96%    -0.86%  to    0.00%
VALIC Company I Capital Conservation Fund, Division 7
2007.....  59,709 $ 2.91  to   3.17 $  173,479  $  190,291      5.24%       0.93%     2.63%  to    3.04%
2006.....  72,949   2.83  to   3.08    207,102     158,612      1.97%       1.03%     3.48%  to    3.89%
2005.....  40,013   2.74  to   2.96    110,122      96,391      3.81%       0.87%     0.77%  to    1.17%
2004.....  30,328   2.72  to   2.93     82,661      79,470      3.51%       0.97%     2.94%  to    3.35%
2003.....  28,834   2.64  to   2.83     76,312      76,438      3.36%       1.03%     3.09%  to    3.50%
VALIC Company I Government Securities Fund, Division 8
2007.....  33,698 $ 3.02  to   3.29 $  101,522  $   96,840      4.49%       0.98%     6.59%  to    7.02%
2006.....  35,001   2.83  to   3.08     99,642     105,383      2.25%       0.97%     2.01%  to    2.42%
2005.....  40,621   2.78  to   3.00    113,302     118,579      3.45%       0.98%     1.60%  to    2.00%
2004.....  45,451   2.73  to   2.94    124,294     129,246      2.85%       0.99%     2.41%  to    2.82%
2003.....  52,761   2.67  to   2.86    141,390     163,616      3.08%       0.98%     0.14%  to    0.55%
VALIC Company I Stock Index Fund, Division 10A
2007.....   7,438 $27.48            $  209,082  $  221,267      1.50%       1.03%     4.07%
2006.....   8,641  26.41               233,452     235,241      0.81%       0.99%    14.26%
2005.....  10,025  23.11               237,030     246,941      1.48%       0.98%     3.52%
2004.....  11,234  22.33               256,852     258,387      1.54%       0.98%     9.41%
2003.....  12,425  20.41               260,143     242,689      1.30%       0.97%    26.93%
VALIC Company I Stock Index Fund, Division 10B
2007.....     394 $46.48            $   18,670  $   19,183      1.55%       0.43%     4.68%
2006.....     433  44.40                19,696      19,747      0.82%       0.39%    14.91%
2005.....     500  38.64                19,797      20,921      1.49%       0.43%     4.11%
2004.....     579  37.11                22,044      21,845      1.54%       0.37%    10.07%
2003.....     621  33.70                21,618      20,247      1.30%       0.29%    27.79%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                         At December 31                                   For the year ended December 31
               ----------------------------------------------  ---------------------------------------------------
                                                                             Investment                Total Return
               Units      Unit Fair Value         Net Assets    Average Net    Income     Expense       Lowest to
               (000s)     Lowest to Highest         (000s)     Assets (000s) Ratio /(1)/ Ratio /(2)/   Highest (3)
                -------   ----------------------  ----------   ------------- ----------  ----------  ---------------
VALIC Company I Stock Index Fund. Division 10C
2007.......... 780,662    $ 1.10    to    $6.33   $4,558,255    $4,610,909      1.58%       0.98%     3.59% to   4.49%
2006.......... 827,755      1.06    to     6.05    4,663,564     4,416,739      0.86%       0.95%    13.74% to  14.72%
2005.......... 849,383      0.93    to     5.28    4,169,914     4,093,536      1.47%       0.94%     3.05% to   3.94%
2004.......... 845,578      0.91    to     5.08    4,017,159     3,850,094      1.54%       0.94%     8.91% to   9.85%
2003.......... 846,011      0.83    to     4.62    3,686,006     3,237,578      1.30%       0.94%    26.34% to  27.43%
VALIC Company I Stock Index Fund, Division 10D
2007..........   2,341    $10.34                  $   24,323    $   25,605      1.52%       1.04%     4.07%
2006..........   2,692      9.93                      26,887        26,461      0.83%       0.98%    14.26%
2005..........   2,979      8.69                      26,034        27,647      1.48%       0.99%     3.52%
2004..........   3,467      8.40                      29,260        29,060      1.53%       0.97%     9.41%
2003..........   3,741      7.68                      28,855        26,405      1.30%       0.96%    26.93%
VALIC Company I International Equities Fund, Division 11
2007.......... 492,598    $ 2.15    to    $2.32   $1,061,636    $1,018,204      2.44%       0.97%     7.68% to   8.11%
2006.......... 463,641      2.00    to     2.14      929,585       796,041      1.71%       0.97%    21.84% to  22.33%
2005.......... 394,287      1.64    to     1.75      648,641       520,365      1.81%       0.97%    15.82% to  16.29%
2004.......... 265,712      1.42    to     1.51      376,837       224,399      1.43%       0.98%    16.68% to  17.15%
2003.......... 100,098      1.21    to     1.29      121,879        86,715      1.58%       0.98%    28.35% to  28.86%
VALIC Company I Global Social Awareness Fund, Division 12
2007..........  99,869    $ 1.09    to    $4.75   $  442,767    $  449,026      1.22%       0.96%     2.88% to   3.77%
2006..........  98,760      1.06    to     4.58      424,214       394,505      0.74%       0.96%    13.85% to  14.83%
2005.......... 102,370      0.93    to     3.99      384,400       390,447      1.19%       0.97%     2.56% to   3.45%
2004.......... 113,968      0.91    to     3.85      414,408       408,421      1.24%       0.98%     8.99% to   9.93%
2003.......... 119,744      0.84    to     3.50      398,346       349,114      1.00%       0.98%    26.59% to  27.68%
VALIC Company I International Government Bond Fund, Division 13
2007..........  56,482    $ 2.50    to    $2.66   $  141,092    $  135,703      5.15%       0.97%     5.95% to   6.38%
2006..........  57,640      2.36    to     2.50      136,108       137,789      4.04%       0.97%     6.88% to   7.31%
2005..........  64,324      2.20    to     2.33      142,221       147,764      3.96%       0.97%    -1.60% to  -1.20%
2004..........  69,235      2.24    to     2.36      154,892       148,766      5.09%       0.98%     9.53% to   9.97%
2003..........  74,424      2.04    to     2.15      152,636       145,118      2.42%       0.98%    18.23% to  18.70%
VALIC Company I Small Cap Index Fund, Division 14
2007.......... 302,678    $ 1.44    to    $4.03   $1,146,052    $1,171,294      1.10%       0.97%    -3.32% to  -2.48%
2006.......... 287,518      1.49    to     4.13    1,124,330     1,001,724      0.40%       0.96%    16.36% to  17.36%
2005.......... 260,165      1.28    to     3.52      870,870       745,223      0.95%       0.96%     2.76% to   3.65%
2004.......... 201,258      1.25    to     3.40      650,837       502,550      0.84%       0.98%    16.18% to  17.18%
2003.......... 149,874      1.08    to     2.90      416,710       285,486      0.55%       0.97%    44.34% to  45.59%
VALIC Company I Core Equity Fund, Division 15
2007.......... 162,588    $ 2.41    to    $2.55   $  389,413    $  430,337      0.90%       0.97%     1.95% to   2.36%
2006.......... 191,812      2.37    to     2.49      455,319       471,012      0.65%       0.97%    10.63% to  11.07%
2005.......... 233,609      2.14    to     2.24      500,832       535,381      1.04%       0.97%     2.93% to   3.34%
2004.......... 282,887      2.08    to     2.17      585,907       596,629      1.18%       0.98%     6.96% to   7.39%
2003.......... 320,911      1.94    to     2.02      625,526       558,250      1.04%       0.98%    25.53% to  26.03%
VALIC Company I Growth & Income Fund, Division 16
2007..........  49,658    $ 1.09    to    $2.79   $  131,332    $  136,637      1.20%       0.98%     5.49% to   6.40%
2006..........  55,058      1.03    to     2.62      137,552       137,079      0.65%       0.98%    13.68% to  14.66%
2005..........  65,279      0.91    to     2.29      142,823       153,769      1.18%       0.98%    -0.01% to   0.85%
2004..........  77,184      0.91    to     2.27      167,042       167,906      0.95%       0.99%     9.11% to  10.05%
2003..........  93,726      0.83    to     2.06      186,306       162,637      0.67%       0.99%    20.88% to  21.92%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                      At December 31                              For the year ended December 31
             ----------------------------------------  ------------------------------------------------------
                                                                     Investment
             Units     Unit Fair Value    Net Assets    Average Net    Income     Expense    Total Return Lowest
             (000s)    Lowest to Highest    (000s)     Assets (000s) Ratio /(1)/ Ratio /(2)/  to Highest (3)
              -------  -----------------  ----------   ------------- ----------  ----------  ------------------
VALIC Company I Science & Technology Fund, Division 17
2007........ 360,978   $0.62  to   $2.84  $  968,391    $  970,673      0.00%       0.96%    15.98%  to   16.99%
2006........ 424,261    0.53  to    2.42     981,809     1,035,644        --        0.96%     4.32%  to    5.22%
2005........ 511,716    0.51  to    2.30   1,129,864     1,177,302        --        0.96%     1.83%  to    2.71%
2004........ 618,736    0.50  to    2.24   1,328,628     1,351,782        --        0.98%    -0.67%  to    0.19%
2003........ 689,182    0.51  to    2.24   1,490,473     1,197,495        --        0.98%    49.28%  to   50.57%
VALIC Company I Small Cap Fund, Division 18
2007........ 160,027   $2.68  to   $2.86  $  428,636    $  511,816      0.03%       0.98%    -7.14%  to   -6.76%
2006........ 194,385    2.88  to    3.06     561,593       601,283        --        0.97%     7.33%  to    7.76%
2005........ 231,549    2.68  to    2.84     616,086       622,771        --        0.97%     6.26%  to    6.69%
2004........ 262,835    2.53  to    2.66     662,328       614,333        --        0.98%    17.83%  to   18.30%
2003........ 302,921    2.14  to    2.25     652,804       548,920        --        0.96%    35.04%  to   35.57%
Templeton Global Asset Allocation Fund, Division 19 (CLOSED) /(8)/
2006........      --   $  --  to   $  --  $       --    $  403,978        --        0.49%     7.95%  to    8.13%
2005........ 150,266    2.64  to    2.83     398,848       387,058      3.93%       1.21%     2.57%  to    2.98%
2004........ 145,175    2.57  to    2.74     374,152       321,788      2.96%       1.23%    14.49%  to   14.95%
2003........ 147,399    2.25  to    2.39     334,579       256,788      2.73%       1.19%    30.67%  to   31.19%
VALIC Company I International Growth I Fund, Division 20
2007........ 263,159   $2.64  to   $2.81  $  698,587    $  661,103      0.92%       0.95%    13.53%  to   13.99%
2006........ 258,416    2.33  to    2.47     605,093       506,825      1.83%       0.95%    25.12%  to   25.62%
2005........ 219,896    1.86  to    1.96     408,838       390,878      1.35%       0.97%    12.57%  to   13.02%
2004........ 246,624    1.65  to    1.74     407,359       385,156      0.60%       0.98%    14.45%  to   14.91%
2003........ 280,453    1.45  to    1.51     407,377       351,302      1.05%       0.96%    24.17%  to   24.67%
VALIC Company I Core Value Fund, Division 21
2007........ 109,148   $1.87  to   $2.04  $  202,154    $  231,639      1.64%       0.95%    -1.44%  to   -1.05%
2006........ 126,790    1.90  to    2.06     242,124       233,026      0.82%       0.95%    15.98%  to   16.44%
2005........ 137,303    1.64  to    1.77     225,277       231,100      1.90%       0.96%     3.52%  to    3.94%
2004........ 154,912    1.58  to    1.70     241,354       233,026      1.81%       0.96%    11.68%  to   12.13%
2003........ 164,857    1.42  to    1.52     235,131       201,592      1.48%       0.96%    27.93%  to   28.44%
Vanguard Long-Term Investment Grade Fund, Division 22
2007........  95,031   $1.96  to   $2.18  $  185,261    $  207,885      5.78%       0.96%     2.72%  to    3.13%
2006........ 116,751    1.91  to    2.11     224,574       214,276      5.71%       0.95%     1.83%  to    2.24%
2005........ 114,312    1.87  to    2.06     215,609       209,251      5.34%       0.95%     4.09%  to    4.51%
2004........ 108,313    1.80  to    1.97     195,275       182,470      5.61%       0.96%     7.86%  to    8.29%
2003........ 110,831    1.67  to    1.82     187,005       187,702      5.65%       0.95%     5.20%  to    5.62%
Vanguard Long-Term Treasury Fund, Division 23
2007........ 138,737   $2.09  to   $2.27  $  288,608    $  280,019      4.84%       0.95%     8.15%  to    8.58%
2006........ 147,344    1.93  to    2.09     286,342       303,205      4.95%       0.95%     0.73%  to    1.13%
2005........ 173,758    1.92  to    2.07     333,761       317,350      4.84%       0.96%     5.55%  to    5.97%
2004........ 162,227    1.82  to    1.95     295,240       295,301      5.03%       0.97%     6.05%  to    6.48%
2003........ 182,935    1.71  to    1.83     315,279       341,949      4.82%       0.96%     1.65%  to    2.06%
Vanguard Windsor II Fund, Division 24
2007........ 669,939   $2.65  to   $2.89  $1,761,795    $1,909,890      2.19%       1.21%     0.95%  to    1.36%
2006........ 696,334    2.62  to    2.85   1,837,638     1,671,001      2.33%       1.20%    16.78%  to   17.25%
2005........ 702,946    2.25  to    2.43   1,566,299     1,483,284      2.17%       1.20%     5.68%  to    6.11%
2004........ 644,293    2.12  to    2.29   1,372,830     1,183,729      2.11%       1.21%    16.84%  to   17.31%
2003........ 603,232    1.82  to    1.95   1,106,274       895,011      2.37%       1.20%    28.47%  to   28.98%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                         At December 31                                  For the year ended December 31
                --------------------------------------------  ------------------------------------------------------
                                                                            Investment
                Units      Unit Fair Value       Net Assets    Average Net    Income     Expense    Total Return Lowest
                (000s)     Lowest to Highest       (000s)     Assets (000s) Ratio /(1)/ Ratio /(2)/  to Highest (3)
                 -------   --------------------  ----------   ------------- ----------  ----------  ------------------
Vanguard Wellington Fund, Division 25
2007........... 633,980    $2.65   to    $2.93   $1,651,772    $1,638,117      3.22%       1.21%     7.02%  to    7.45%
2006........... 611,262     2.47   to     2.73    1,524,379     1,384,025      3.09%       1.20%    13.51%  to   13.96%
2005........... 586,360     2.18   to     2.40    1,284,053     1,208,911      2.97%       1.20%     5.50%  to    5.92%
2004........... 552,256     2.06   to     2.26    1,142,920     1,017,473      3.02%       1.21%     9.79%  to   10.23%
2003........... 505,105     1.88   to     2.05      960,010       801,343      2.98%       1.20%    19.25%  to   19.73%
Putnam New Opportunities Fund, Division 26 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  546,967        --        0.40%     0.70%  to    1.05%
2005........... 438,965     0.72   to     1.36      559,314       568,259        --        0.95%     8.33%  to    9.27%
2004........... 526,535     0.67   to     1.25      617,991       620,357        --        0.96%     8.50%  to    9.44%
2003........... 626,301     0.62   to     1.14      684,141       608,282        --        0.94%    30.76%  to   31.88%
Putnam OTC & Emerging Growth Fund, Division 27 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  188,156        --        0.41%     6.07%  to    6.43%
2005........... 300,718     0.57   to     1.29      189,177       194,028        --        0.96%     6.20%  to    7.11%
2004........... 362,619     0.54   to     1.21      214,218       213,954        --        0.97%     6.36%  to    7.28%
2003........... 415,502     0.50   to     0.59      230,486       202,099        --        0.97%    33.16%  to   34.31%
Putnam Global Equity Fund, Division 28 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  376,020        --        0.39%     7.38%  to    7.75%
2005........... 265,050     0.88   to     1.53      373,886       374,697      0.83%       0.94%     7.12%  to    8.05%
2004........... 297,644     0.82   to     1.41      392,170       378,921      0.25%       0.96%    11.90%  to   12.86%
2003........... 342,450     0.73   to     1.25      403,106       345,165      2.39%       0.95%    27.07%  to   28.17%
VALIC Company I Large Cap Growth Fund, Division 30 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  324,192      0.18%       0.40%    -1.18%  to   -1.02%
2005........... 300,698     1.12   to     1.21      336,720       362,869      0.61%       0.96%     1.13%  to    1.54%
2004........... 372,247     1.11   to     1.20      411,133       427,053        --        0.96%     4.24%  to    4.66%
2003........... 445,027     1.07   to     1.14      479,482       427,889      0.02%       0.94%    24.83%  to   25.33%
American Century Ultra Fund, Division 31 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  942,108        --        0.41%    -5.34%  to   -5.02%
2005........... 601,775     0.86   to     1.82    1,007,713     1,036,454      0.12%       0.99%     0.64%  to    1.50%
2004........... 681,209     0.86   to     1.80    1,121,768     1,080,945        --        0.99%     9.09%  to   10.03%
2003........... 717,627     0.79   to     1.63    1,083,216       927,828        --        0.97%    24.00%  to   25.07%
Templeton Foreign Fund, Division 32 (CLOSED) /(8)/
2006...........      --    $  --   to    $  --   $       --    $  676,066        --        0.39%     6.90%  to    7.08%
2005........... 336,992     1.92   to     2.07      645,925       586,347      1.72%       0.95%     9.53%  to    9.97%
2004........... 312,327     1.75   to     1.88      545,727       469,327      2.08%       0.97%    16.96%  to   17.43%
2003........... 293,418     1.50   to     1.60      441,868       345,069      2.19%       0.97%    29.22%  to   29.73%
VALIC Company II International Small Cap Equity Fund, Division 33
2007........... 347,000    $2.18   to    $2.26   $  752,863    $  702,426      0.59%       0.72%     5.06%  to    5.49%
2006........... 275,096     2.07   to     2.14      569,761       383,808      0.50%       0.71%    19.33%  to   19.81%
2005........... 141,743     1.74   to     1.79      245,939        86,678      0.44%       0.70%    28.49%  to   29.00%
2004...........  18,383     1.35   to     1.38       24,572        25,491      1.23%       0.64%    18.44%  to   18.92%
2003...........  19,542     1.14   to     1.16       29,880        22,229      1.10%       0.49%    27.09%  to   27.59%
VALIC Company II Small Cap Growth Fund, Division 35
2007...........  31,678    $0.93   to    $1.74   $   52,812    $   52,675      0.00%       0.71%     2.53%  to    3.68%
2006...........  29,224     0.90   to     1.68       47,591        47,517        --        0.70%     8.41%  to    9.62%
2005...........  28,855     0.83   to     1.53       42,479        41,201        --        0.70%     3.26%  to    4.41%
2004...........  29,634     0.81   to     1.47       42,220        39,933        --        0.66%     9.27%  to   10.49%
2003...........  32,553     0.74   to     1.33       47,451        32,390        --        0.54%    43.69%  to   45.29%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                       At December 31                                 For the year ended December 31
              ---------------------------------------------  ---------------------------------------------------
                                                              Average   Investment
              Units      Unit Fair Value         Net Assets  Net Assets   Income     Expense    Total Return Lowest
              (000s)     Lowest to Highest         (000s)      (000s)   Ratio /(1)/ Ratio /(2)/  to Highest (3)
               -------   ----------------------  ----------  ---------- ----------  ----------  ------------------
VALIC Company II Small Cap Value Fund, Division 36..........
2007......... 106,944    $2.28    to     $2.37   $  244,244   $234,509     0.65%       0.69%    -7.68%  to   -7.30%
2006.........  64,994     2.47    to      2.56      161,107    112,445     0.57%       0.70%    17.91%  to   18.38%
2005.........  45,167     2.10    to      2.16       87,273     93,033     0.68%       0.68%     5.92%  to    6.34%
2004.........  46,339     1.98    to      2.03       91,703     71,872     0.68%       0.68%    18.48%  to   18.96%
2003.........  34,840     1.67    to      1.71       65,019     48,365     0.44%       0.60%    38.20%  to   38.75%
VALIC Company II Mid Cap Growth Fund, Division 37
2007.........  62,487    $1.48    to     $1.54   $   91,726   $ 80,411     0.00%       0.71%    13.07%  to   13.53%
2006.........  46,415     1.31    to      1.36       61,039     55,659       --        0.71%    14.21%  to   14.66%
2005.........  43,155     1.15    to      1.18       49,299     46,961       --        0.71%    10.42%  to   10.87%
2004.........  46,181     1.04    to      1.07       47,973     45,888       --        0.69%    11.84%  to   12.29%
2003.........  47,429     0.93    to      0.95       48,029     35,597       --        0.64%    37.41%  to   37.96%
VALIC Company II Mid Cap Value Fund, Division 38
2007......... 137,959    $3.41    to     $3.54   $  470,359   $494,779     0.46%       0.70%     2.03%  to    2.44%
2006......... 122,876     3.35    to      3.46      411,742    351,099     0.39%       0.70%    15.87%  to   16.34%
2005......... 108,200     2.89    to      2.97      304,188    274,020     0.05%       0.70%     8.59%  to    9.02%
2004.........  90,191     2.66    to      2.73      239,126    188,597     0.18%       0.70%    15.39%  to   15.85%
2003.........  69,024     2.31    to      2.35      165,513    113,095     0.09%       0.65%    42.29%  to   42.86%
VALIC Company II Capital Appreciation Fund, Division 39
2007.........  27,872    $0.89    to     $1.51   $   33,206   $ 16,563     0.54%       0.69%    18.18%  to   19.50%
2006.........   9,377     0.75    to      1.27        9,438     10,004     0.17%       0.64%     4.09%  to    5.25%
2005.........  11,072     0.72    to      1.21       10,593     10,397     0.06%       0.63%     1.93%  to    3.07%
2004.........  13,388     0.71    to      1.19       12,431     12,892     0.28%       0.55%     7.67%  to    8.87%
2003.........  23,085     0.66    to      0.88       22,193     19,086     0.05%       0.43%    24.13%  to   25.52%
VALIC Company II Large Cap Value Fund, Division 40
2007......... 181,763    $2.16    to     $2.24   $  391,778   $366,717     0.99%       0.71%     2.28%  to    2.69%
2006......... 141,357     2.11    to      2.18      298,102    125,597     0.97%       0.70%    17.68%  to   18.15%
2005.........  31,182     1.79    to      1.84       55,688     49,323     1.09%       0.70%     8.05%  to    8.48%
2004.........  27,681     1.66    to      1.70       44,861     40,691     1.36%       0.70%    12.71%  to   13.16%
2003.........  25,244     1.47    to      1.50       40,489     28,289     1.46%       0.62%    26.53%  to   27.03%
VALIC Company II Socially Responsible Fund, Division 41
2007......... 673,004    $1.53    to     $1.59   $1,026,361   $823,411     1.11%       0.72%     3.20%  to    3.62%
2006......... 331,640     1.48    to      1.53      490,929    255,910     0.88%       0.71%    14.74%  to   15.20%
2005......... 106,547     1.29    to      1.33      136,627    140,003     1.21%       0.72%     3.31%  to    3.72%
2004.........  75,008     1.25    to      1.28       93,678     35,242     1.40%       0.69%     9.12%  to    9.55%
2003.........   8,150     1.14    to      1.17       14,565     11,685     0.83%       0.33%    27.30%  to   27.81%
VALIC Company II Money Market II Fund, Division 44
2007......... 268,779    $1.26    to     $1.31   $  338,361   $287,347     4.48%       0.72%     3.85%  to    4.27%
2006......... 185,594     1.21    to      1.25      225,165    134,616     4.57%       0.70%     3.81%  to    4.22%
2005.........  69,795     1.17    to      1.20       81,819     74,487     2.71%       0.70%     1.96%  to    2.37%
2004.........  57,593     1.15    to      1.18       65,500     70,662     0.83%       0.71%     0.08%  to    0.48%
2003.........  61,977     1.15    to      1.17       74,195     78,751     0.63%       0.68%    -0.13%  to    0.27%
VALIC Company I Growth Fund, Division 45 (CLOSED) /(7)/
2004.........      --    $  --    to     $  --   $       --      1,722       --        0.98%    -7.77%  to   -7.53%
2003.........   4,118     0.47    to      0.47        1,929      1,490       --        0.95%    22.15%  to   22.64%
VALIC Company I Nasdaq-100(R) Index Fund, Division 46
2007......... 168,286    $0.59    to     $0.60   $   97,988   $ 84,217     0.08%       0.97%    17.42%  to   17.89%
2006......... 160,131     0.50    to      0.51       79,992     81,388     0.08%       0.96%     5.60%  to    6.02%
2005......... 183,978     0.47    to      0.48       87,163     86,087     0.13%       0.96%     0.24%  to    0.64%
2004......... 205,478     0.47    to      0.48       96,495     88,901     0.58%       0.97%     8.96%  to    9.39%
2003......... 205,651     0.43    to      0.44       89,189     53,539       --        0.96%    47.79%  to   48.39%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                       At December 31                               For the year ended December 31
              -------------------------------------------  ---------------------------------------------------
                                                            Average   Investment
              Units     Unit Fair Value       Net Assets   Net Assets   Income     Expense    Total Return Lowest
              (000s)    Lowest to Highest       (000s)       (000s)   Ratio /(1)/ Ratio /(2)/  to Highest (3)
               -------  --------------------  ----------   ---------- ----------  ----------  ------------------
Janus Adviser Worldwide Fund, Division 47 (CLOSED) /(8)/
2006.........      --   $  --   to    $  --    $     --     $ 34,840       --        0.39%     1.34%  to    1.69%
2005.........  51,168    0.69   to     1.24      35,315       35,762     0.79%       0.96%     4.54%  to    5.44%
2004.........  58,805    0.66   to     1.18      38,569       38,867     0.35%       0.97%     3.21%  to    4.10%
2003.........  65,101    0.64   to     0.70      41,409       35,671     0.65%       0.96%    21.05%  to   22.10%
VALIC Company II Aggressive Growth Lifestyle Fund, Division 48
2007.........  46,108   $1.33   to    $2.06    $ 90,631     $ 79,120     1.71%       0.71%     8.20%  to    9.41%
2006.........  35,981    1.23   to     1.89      65,628       51,931       --        0.71%    12.35%  to   13.60%
2005.........  26,756    1.10   to     1.66      41,368       37,402     1.97%       0.70%    10.28%  to   11.51%
2004.........  23,935    0.99   to     1.49      35,659       34,093     1.13%       0.61%    11.80%  to   13.05%
2003.........  21,229    0.89   to     1.32      33,885       25,898     0.98%       0.53%    27.49%  to   28.91%
VALIC Company II Moderate Growth Lifestyle Fund, Division 49
2007.........  68,608   $1.37   to    $2.07    $135,383     $116,816     1.47%       0.72%     7.30%  to    8.51%
2006.........  52,393    1.28   to     1.91      96,392       85,239     1.00%       0.71%     9.40%  to   10.62%
2005.........  45,831    1.17   to     1.72      72,955       67,417     1.08%       0.69%     7.12%  to    8.31%
2004.........  40,378    1.09   to     1.59      62,528       55,910     2.02%       0.66%     9.58%  to   10.80%
2003.........  34,144    0.99   to     1.44      55,165       43,357     2.32%       0.55%    21.58%  to   22.93%
VALIC Company II Conservative Growth Lifestyle Fund, Division 50
2007.........  29,176   $1.34   to    $1.96    $ 55,014     $ 46,929     1.59%       0.70%     5.55%  to    6.74%
2006.........  22,047    1.27   to     1.84      39,119       35,405       --        0.70%     8.05%  to    9.25%
2005.........  20,165    1.17   to     1.68      31,560       29,879     2.84%       0.69%     4.70%  to    5.87%
2004.........  17,680    1.12   to     1.59      28,401       28,523     2.63%       0.59%     7.55%  to    8.75%
2003.........  15,229    1.04   to     1.46      28,956       23,412     3.17%       0.48%    15.43%  to   16.72%
Vanguard LifeStrategy Growth Fund, Division 52
2007.........  80,439   $1.71   to    $1.78    $134,535     $127,115     2.42%       1.21%     6.11%  to    6.54%
2006.........  67,292    1.62   to     1.67     109,039       92,358     2.30%       1.19%    14.69%  to   15.15%
2005.........  59,842    1.41   to     1.45      81,292       75,645     2.11%       1.18%     5.56%  to    5.98%
2004.........  53,843    1.33   to     1.37      71,438       59,751     2.22%       1.17%    11.17%  to   11.62%
2003.........  72,257    1.20   to     1.23      87,734       67,293     1.90%       1.01%    26.93%  to   27.43%
Vanguard LifeStrategy Moderate Growth Fund, Division 53
2007.........  89,599   $1.66   to    $1.73    $143,096     $138,333     3.03%       1.21%     6.02%  to    6.44%
2006.........  77,721    1.57   to     1.62     122,075      109,946     2.86%       1.19%    11.91%  to   12.35%
2005.........  74,704    1.40   to     1.44      98,585       93,800     2.61%       1.16%     4.38%  to    4.80%
2004.........  66,184    1.34   to     1.38      88,307       74,552     2.76%       1.15%     9.19%  to    9.63%
2003.........  87,905    1.23   to     1.26     109,571       85,782     2.50%       0.99%    20.88%  to   21.36%
Vanguard LifeStrategy Conservative Growth Fund, Division 54
2007.........  35,724   $1.58   to    $1.64    $ 54,504     $ 51,119     3.56%       1.21%     5.65%  to    6.08%
2006.........  30,392    1.50   to     1.55      45,390       41,738     3.31%       1.20%     9.25%  to    9.69%
2005.........  30,511    1.37   to     1.41      38,881       39,172     2.93%       1.18%     3.16%  to    3.57%
2004.........  27,719    1.33   to     1.36      36,593       31,182     3.06%       1.18%     6.68%  to    7.11%
2003.........  26,983    1.25   to     1.27      33,935       26,284     2.95%       1.09%    15.13%  to   15.59%
Evergreen Special Values Fund, Division 55 (CLOSED) /(8)/
2006.........      --   $  --   to    $  --          --     $340,766       --        0.40%    10.20%  to   10.20%
2005......... 155,352    1.98   to     2.04     308,806      262,766     0.90%       0.96%     9.34%  to    9.77%
2004......... 123,345    1.81   to     1.86     222,791      174,070     0.84%       0.97%    18.85%  to   19.32%
2003.........  94,579    1.53   to     1.56     144,741      109,322       --        0.96%    31.48%  to   32.00%
Evergreen Fundamental Large Cap Fund, Division 56 (CLOSED) /(8)/
2006.........      --   $  --   to    $  --    $     --     $169,115     0.09%       0.40%     2.44%  to    2.60%
2005......... 153,476    1.07   to     1.10     164,183      130,097     0.35%       0.98%     6.54%  to    6.97%
2004......... 100,628    1.01   to     1.03     101,040       48,762     0.67%       0.98%     7.69%  to    8.12%
2003.........  24,108    0.93   to     0.95      22,526        8,785     0.14%       0.97%    27.78%  to   28.29%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                        At December 31                               For the year ended December 31
               -------------------------------------------  ---------------------------------------------------
                                                             Average   Investment
               Units     Unit Fair Value       Net Assets   Net Assets   Income     Expense    Total Return Lowest
               (000s)    Lowest to Highest       (000s)       (000s)   Ratio /(1)/ Ratio /(2)/ to Highest /(3)/
                -------  --------------------  ----------   ---------- ----------  ----------  ------------------
Evergreen Equity Income Fund, Division 57 (CLOSED) /(8)/
2006..........      --   $  --   to    $  --    $     --     $ 24,752     0.24%       0.39%     4.35%  to    4.52%
2005..........  20,068    1.23   to     1.27      24,720       43,787     1.39%       0.98%     2.50%  to    2.91%
2004..........  49,455    1.20   to     1.23      59,178       37,663     1.68%       0.98%     9.03%  to    9.47%
2003..........  15,201    1.10   to     1.12      16,775       11,683     1.78%       0.96%    27.12%  to   27.63%
VALIC Company II Core Bond Fund, Division 58
2007.......... 139,732   $1.12   to    $1.51    $203,021     $144,955     4.26%       0.71%     2.36%  to    3.51%
2006..........  61,262    1.09   to     1.46      86,706       61,717     3.87%       0.68%     3.42%  to    4.58%
2005..........  39,368    1.05   to     1.40      49,423       50,952     3.84%       0.65%     0.72%  to    1.84%
2004..........  31,364    1.04   to     1.37      41,882       35,826     4.13%       0.63%     3.28%  to    4.43%
2003..........  20,584    1.15   to     1.31      32,797       30,002     2.98%       0.50%     2.50%  to    3.64%
VALIC Company II Strategic Bond Fund, Division 59
2007.......... 164,042   $1.34   to    $2.00    $314,387     $278,977     4.88%       0.71%     2.63%  to    3.78%
2006.......... 121,930    1.30   to     1.92     227,069      182,636     4.17%       0.71%     6.98%  to    8.17%
2005..........  85,455    1.21   to     1.78     147,391      119,144     4.33%       0.72%     3.38%  to    4.53%
2004..........  55,556    1.17   to     1.70      91,514       72,372     5.75%       0.71%     9.01%  to   10.23%
2003..........  34,694    1.28   to     1.54      59,397       39,531     6.41%       0.59%    17.72%  to   19.03%
VALIC Company II High Yield Bond Fund, Division 60
2007.......... 106,828   $1.83   to    $1.89    $194,418     $177,795     5.99%       0.72%     0.71%  to    1.12%
2006..........  67,764    1.81   to     1.87     122,971       99,728     5.56%       0.72%    11.49%  to   11.94%
2005..........  50,480    1.63   to     1.67      82,159       76,176     5.56%       0.72%     6.44%  to    6.87%
2004..........  44,313    1.53   to     1.57      66,980       52,793     9.01%       0.70%    15.02%  to   15.48%
2003..........  35,032    1.33   to     1.36      53,336       35,007     9.60%       0.60%    29.01%  to   29.52%
Janus Fund, Division 61 (CLOSED)/ (8)/
2006..........      --   $  --   to    $  --    $     --     $ 50,144       --        0.39%     1.31%  to    1.48%
2005..........  81,364    0.62   to     0.63      50,544       50,825     0.07%       0.95%     2.95%  to    3.36%
2004..........  90,682    0.60   to     0.61      54,444       54,164       --        0.96%     3.64%  to    4.06%
2003..........  99,604    0.58   to     0.59      58,035       48,451       --        0.95%    30.40%  to   30.92%
AIM Large Cap Growth Fund, Division 62 (CLOSED) /(8)/
2006..........      --   $  --   to    $  --    $     --     $ 19,019       --        0.40%    -0.03%  to    0.13%
2005..........  58,454    0.32   to     0.32      17,433       16,321       --        0.94%     5.95%  to    6.36%
2004..........  53,053    0.30   to     0.30      15,757       14,006       --        0.95%     8.21%  to    8.64%
2003..........  46,900    0.28   to     0.28      12,981        9,818       --        0.95%    29.88%  to   30.40%
Credit Suisse Small Cap Growth Fund, Division 63 (CLOSED) /(8)/
2006..........      --   $  --   to    $  --    $     --     $ 55,233       --        0.41%     5.25%  to    5.42%
2005..........  62,555    0.81   to     0.83      50,774       53,651       --        0.96%    -4.26%  to   -3.88%
2004..........  68,156    0.85   to     0.86      57,452       51,992       --        0.97%    10.00%  to   10.44%
2003..........  51,941    0.77   to     0.78      40,001       23,372       --        0.95%    44.99%  to   45.57%
MSIF Trust Mid Cap Growth Portfolio, Division 64 (CLOSED) /(8)/
2006..........       1   $  --   to    $  --    $     --     $126,143       --        0.41%     3.38%  to    3.54%
2005.......... 141,998    0.81   to     0.83     115,617       85,448       --        0.95%    16.90%  to   17.37%
2004.......... 101,122    0.70   to     0.71      70,176       50,068       --        0.95%    20.48%  to   20.97%
2003..........  68,365    0.58   to     0.58      39,535       24,956       --        0.95%    40.83%  to   41.39%
Evergreen Special Equity Fund, Division 65 (CLOSED) /(8)/
2006..........      --   $  --   to    $  --    $     --     $ 45,179       --        0.41%     4.52%  to    4.69%
2005..........  45,946    0.98   to     1.00      43,270       41,574       --        0.95%     5.94%  to    6.36%
2004..........  47,897    0.92   to     0.94      44,053       42,874       --        0.96%     4.61%  to    5.04%
2003..........  45,184    0.88   to     0.89      39,838       16,735       --        0.95%    50.61%  to   51.22%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                     At December 31                            For the year ended December 31
            ----------------------------------------  -----------------------------------------------------
                                                       Average     Investment
            Units     Unit Fair Value    Net Assets   Net Assets     Income     Expense    Total Return Lowest
            (000s)    Lowest to Highest    (000s)       (000s)     Ratio /(1)/ Ratio /(2)/ to Highest /(3)/
             -------  -----------------  ----------   ----------   ----------  ----------  ------------------
SIT Small Cap Growth Fund, Division 66 (CLOSED) /(8)/
2006.......      --   $  --  to   $  --   $     --     $135,970         --        0.41%     6.29%  to    6.47%
2005....... 169,656    0.74  to    0.76    126,041       93,457         --        0.95%    17.35%  to   17.81%
2004....... 133,858    0.63  to    0.64     83,848       76,239         --        0.96%     5.73%  to    6.15%
2003....... 122,494    0.60  to    0.61     73,392       52,055         --        0.95%    33.23%  to   33.77%
SIT Mid Cap Growth Fund, Division 67 (CLOSED) /(8)/
2006.......      --   $  --  to   $  --   $     --     $ 29,303         --        0.42%     0.85%  to    1.01%
2005.......  44,640    0.66  to    0.67     29,385       22,200         --        0.96%    14.12%  to   14.58%
2004.......  37,107    0.58  to    0.59     21,325       18,374         --        0.97%    15.85%  to   16.32%
2003.......  33,377    0.50  to    0.51     16,666       11,086         --        0.97%    37.13%  to   37.68%
Ariel Fund, Division 68
2007....... 236,938   $1.92  to   $1.97   $450,527     $516,328       0.28%       0.95%    -2.69%  to   -2.30%
2006....... 263,335    1.97  to    2.02    519,165      542,024         --        0.95%     9.25%  to    9.69%
2005....... 312,798    1.80  to    1.84    565,241      567,495       0.30%       0.95%    -0.08%  to    0.32%
2004....... 291,623    1.81  to    1.84    523,918      384,123       0.06%       0.96%    20.75%  to   21.24%
2003....... 200,714    1.50  to    1.51    300,555      216,517         --        0.95%    26.76%  to   27.27%
Ariel Appreciation Fund, Division 69
2007....... 188,042   $1.72  to   $1.77   $322,748     $373,503       0.46%       0.96%    -2.38%  to   -1.99%
2006....... 219,434    1.76  to    1.81    387,982      400,034       0.04%       0.95%     9.84%  to   10.28%
2005....... 268,624    1.61  to    1.64    432,565      428,952       0.29%       0.96%     1.90%  to    2.31%
2004....... 273,688    1.58  to    1.60    430,032      376,800       0.11%       0.97%    11.98%  to   12.43%
2003....... 246,998    1.41  to    1.43    348,317      259,088         --        0.96%    29.67%  to   30.19%
Lou Holland Growth Fund, Division 70
2007.......  46,918   $1.04  to   $1.07   $ 49,287     $ 50,747       0.03%       0.88%     8.31%  to    8.74%
2006.......  54,091    0.96  to    0.99     52,523       53,040       0.08%       0.88%     4.19%  to    4.60%
2005.......  35,123    0.93  to    0.94     32,586       33,411       0.00%       0.95%    -1.78%  to   -1.39%
2004.......  35,830    0.94  to    0.96     33,602       28,027       0.31%       0.96%    10.10%  to   10.54%
2003.......  32,200    0.86  to    0.87     27,587       16,962         --        0.96%    26.39%  to   26.90%
Dreyfus BASIC U.S. Mortgage Securities Fund, Division 71 (CLOSED) /(8)/
2006.......      --   $  --  to   $  --   $     --     $ 83,491       1.80%       0.39%    -0.98%  to   -0.82%
2005.......  68,813    1.27  to    1.30     87,314       92,323       4.06%       0.96%     2.42%  to    2.83%
2004.......  77,962    1.24  to    1.26     95,777       98,103       4.66%       0.97%     1.78%  to    2.19%
2003.......  83,891    1.22  to    1.23    102,283      104,241       3.85%       0.97%     2.51%  to    2.92%
VALIC Company I Blue Chip Growth Fund, Division 72
2007....... 133,943   $1.04  to   $1.07   $136,613     $115,156       0.25%       0.95%    11.96%  to   12.41%
2006.......  95,874    0.93  to    0.95     89,448       70,303       0.23%       0.95%     8.36%  to    8.79%
2005.......  66,987    0.86  to    0.88     57,625       49,913       0.15%       0.93%     4.85%  to    5.28%
2004.......  57,056    0.82  to    0.83     48,394       41,821       0.40%       0.95%     7.85%  to    8.29%
2003.......  47,194    0.76  to    0.77     35,897       23,195         --        0.95%    28.18%  to   28.70%
VALIC Company I Health Sciences Fund, Division 73
2007....... 146,379   $1.41  to   $1.45   $206,206     $192,854       0.00%       0.96%    16.38%  to   16.85%
2006....... 153,030    1.21  to    1.24    185,880      186,065         --        0.96%     7.38%  to    7.81%
2005....... 158,484    1.13  to    1.15    179,167      159,035         --        0.97%    11.91%  to   12.35%
2004....... 161,674    1.01  to    1.03    162,277      144,254         --        0.97%    14.24%  to   14.70%
2003....... 128,392    0.88  to    0.89    113,618       81,562         --        0.96%    35.63%  to   36.18%
VALIC Company I Value Fund, Division 74
2007.......  66,464   $1.46  to   $1.49   $ 96,744     $ 83,751       0.40%       0.97%     5.23%  to    5.66%
2006.......  56,286    1.39  to    1.41     78,054      147,228       0.95%       0.93%    15.18%  to   15.64%
2005....... 118,410    1.20  to    1.22    154,746       63,923       1.01%       0.78%     5.29%  to    5.71%
2004.......   6,261    1.14  to    1.16     18,880       15,207       0.44%       0.30%    15.14%  to   15.60%
2003.......   3,841    0.99  to    1.00     13,950       11,292       1.14%       0.22%    24.72%  to   25.22%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                      At December 31                                       For the year ended December 31
            -------------------------------------------------  -----------------------------------------------------
                                                                             Investment
             Units       Unit Fair Value          Net Assets    Average Net    Income     Expense    Total Return Lowest
             (000s)      Lowest to Highest          (000s)     Assets (000s) Ratio /(1)/ Ratio /(2)/  to Highest /(3)/
             ---------   -----------------------  ----------   ------------- ----------  ----------  -----------------
VALIC Company I Broad Cap Value Income Fund, Division 75 /(6)/
2007.......    22,643    $1.16    to     $1.17    $   28,810    $   30,508      1.53%       0.88%      0.93% to    1.33%
2006.......    22,478     1.15    to      1.16        28,574        17,489      1.56%       0.81%     15.53% to   15.99%
2005.......        --     1.00    to      1.00         2,492         2,418      0.18%         --       0.00% to    0.00%
VALIC Company I Large Cap Core Fund, Division 76 /(6)/
2007.......    55,647    $1.17    to     $1.18    $   65,016    $   86,523      0.59%       0.98%      6.96% to    7.39%
2006.......    92,452     1.10    to      1.10    $  101,149    $   79,956      1.16%       0.95%     11.38% to   11.83%
2005.......        --     0.99    to      0.99         2,465         2,417      0.10%         --       0.00% to    0.00%
VALIC Company I Inflation Protected Fund, Division 77 /(4)/
2007.......    12,515    $1.08    to     $1.09    $   18,510    $   16,303      4.06%       0.68%      6.74% to    7.17%
2006.......    11,130     1.01    to      1.02        16,158        16,374      3.33%       0.68%     -0.59% to   -0.19%
2005.......    11,057     1.02    to      1.02        16,390        10,892      5.42%       0.52%      1.72% to    2.13%
2004.......        --     1.00    to      1.00         5,002         4,998      0.15%         --       0.00% to    0.00%
VALIC Company I VALIC Growth Fund, Division 78 /(6)/
2007.......   929,273    $1.11    to     $1.13    $1,026,352    $1,016,333      0.00%       0.96%     19.27% to   20.31%
2006....... 1,133,942     0.93    to      0.94     1,057,786       662,673      0.02%       0.94%     -4.76% to   -3.94%
2005.......        --     0.98    to      0.98         2,448         2,412        --          --       0.00% to    0.00%
VALIC Company I Large Capital Growth Fund, Division 79 /(4)/
2007.......   453,068    $1.25    to     $1.28    $  563,543    $  572,421      0.21%       0.96%     13.42% to   14.41%
2006.......   524,432     1.10    to      1.12       581,819       352,220      0.38%       0.93%      5.69% to    6.60%
2005.......        --     1.04    to      1.05        10,590        10,032      0.19%         --       3.54% to    4.42%
2004.......        --     1.01    to      1.01        10,081        10,054      0.01%         --       0.00% to    0.00%
AIG SunAmerica 2010 High Watermark Fund, Division 80 /(5)/
2007.......    24,209    $1.11    to     $1.12    $   26,904    $   27,270      3.21%       1.25%      4.56% to    4.98%
2006.......    25,877     1.06    to      1.07        27,502        26,647      3.31%       1.05%      5.54% to    5.96%
2005.......    24,719     1.01    to      1.01        24,851        15,326      3.25%       0.85%      0.00% to    0.00%
AIG SunAmerica 2015 High Watermark Fund, Division 81 /(5)/
2007.......    23,039    $1.18    to     $1.19    $   27,109    $   26,814      3.37%       1.24%      4.51% to    4.93%
2006.......    22,809     1.13    to      1.13        25,642        22,933      3.46%       1.05%      9.17% to    9.61%
2005.......    18,614     1.03    to      1.03        19,186        10,516      3.23%       0.84%      0.00% to    0.00%
AIG SunAmerica 2020 High Watermark Fund, Division 82 /(5)/
2007.......    10,834    $1.19    to     $1.21    $   12,934    $   11,890      3.84%       1.23%      4.46% to    4.88%
2006.......     9,426     1.14    to      1.15        10,772         9,246      3.64%       1.05%      9.47% to    9.91%
2005.......     7,051     1.04    to      1.05         7,357         3,615      3.42%       0.84%      0.00% to    0.00%
VALIC Company I Mid Cap Strategic Growth Fund, Division 83 /(4)/
2007.......   257,885    $1.50    to     $1.54    $  389,160    $  335,778      0.00%       0.96%     27.83% to   28.94%
2006.......   259,327     1.18    to      1.20       307,168       199,628      0.07%       0.91%      4.56% to    5.46%
2005.......        --     1.13    to      1.14        11,422        10,396        --          --      11.45% to   12.40%
2004.......        --     1.01    to      1.01        10,102        10,036      0.02%         --       0.00% to    0.00%
VALIC Company I Small Cap Special Values Fund, Division 84 /(6)/
2007.......   272,853    $1.03    to     $1.04    $  279,734    $  350,729      0.66%       0.96%    -10.95% to  -10.59%
2006.......   325,757     1.16    to      1.16       376,054       222,427      0.93%       0.93%     17.96% to   18.43%
2005.......        --     0.98    to      0.98         4,916         4,814      0.12%         --       0.00% to    0.00%
VALIC Company I Small Cap Strategic Growth Fund, Division 85/( 6)/
2007.......   128,891    $1.01    to     $1.02    $  128,428    $  151,573      0.00%       0.96%     -3.79% to   -3.40%
2006.......   159,122     1.05    to      1.06       166,683       106,306        --        0.93%      5.87% to    6.29%
2005.......        --     1.00    to      1.00         2,490         2,424        --          --       0.00% to    0.00%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                    At December 31                              For the year ended December 31
           ----------------------------------------  ----------------------------------------------------
                                                                    Investment                Total Return
           Units     Unit Fair Value    Net Assets    Average Net     Income     Expense       Lowest to
           (000s)    Lowest to Highest    (000s)     Assets (000s)  Ratio /(1)/ Ratio /(2)/  Highest /(3)/
            -------  -----------------  ----------   -------------  ----------  ----------  ---------------
VALIC Company I Small Cap Aggressive Growth Fund, Division 86 /(6)/
2007......  61,000   $1.15  to   $1.16  $   69,884    $   56,667       0.00%       0.96%    13.29% to  13.74%
2006......  48,733    1.02  to    1.02      49,519        32,409         --        0.90%     3.76% to   4.17%
2005......      --    0.98  to    0.98       2,453         2,411         --          --      0.00% to   0.00%
VALIC Company I Global Equity Fund, Division 87 /(6)/
2007...... 337,867   $1.30  to   $1.32  $  434,029    $  451,456       1.72%       0.95%     7.48% to   8.42%
2006...... 354,730    1.21  to    1.22     430,266       248,458       2.17%       0.93%    20.86% to  21.90%
2005......      --    1.00  to    1.00       2,507         2,433       0.08%         --      0.00% to   0.00%
VALIC Company I Global Strategy Fund, Division 88 /(6)/
2007...... 383,458   $1.32  to   $1.34  $  506,215    $  487,999       1.46%       0.96%     8.98% to   9.42%
2006...... 364,752    1.21  to    1.22     442,018       252,385       2.36%       0.94%    19.92% to  20.40%
2005......      --    1.01  to    1.01       5,070         4,882       0.09%         --      0.00% to   0.00%
VALIC Company I Foreign Value Fund, Division 89 /(6)/
2007...... 844,141   $1.34  to   $1.36  $1,120,870    $1,014,476       0.90%       0.96%    10.05% to  10.50%
2006...... 692,139    1.22  to    1.23     841,622       442,935       1.98%       0.94%    20.97% to  21.46%
2005......      --    1.01  to    1.01       2,526         2,439       0.03%         --      0.00% to   0.00%

/(1)/These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/(2)/These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/(3)/These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

/(4)/Funds commenced operations on December 17, 2004.

/(5)/Funds commenced operations on February 18, 2005.

/(6)/Funds commenced operations on December 5, 2005.

/(7)/The VALIC Company I Growth Fund was closed as of August 27, 2004.

/(8)/Funds were closed as of May 29, 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                               NAIC CODE: 19380

                     STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                        AMERICAN HOME ASSURANCE COMPANY

                               NAIC CODE: 19380

                     STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                               TABLE OF CONTENTS


   Report of Independent Auditors........................................ 2

   Statements of Admitted Assets......................................... 3

   Statements of Liabilities, Capital and Surplus........................ 4

   Statements of Income and Changes in Capital and Surplus............... 5

   Statements of Cash Flow............................................... 6

   Notes to Statutory Basis Financial Statements......................... 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 25, 2008

                        AMERICAN HOME ASSURANCE COMPANY

                         STATEMENTS OF ADMITTED ASSETS

                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2007 AND 2006
                                (000'S OMITTED)

-----------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                       2007        2006
-----------------------------------------------------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, at amortized cost (NAIC market value: 2007 - $16,075,222; 2006 - $15,146,927).............. $15,843,721 $14,844,987
   Stocks:
       Common stocks, at NAIC market value adjusted for non admitted assets (cost: 2007 -
         $1,556,742; 2006 - $1,602,207)..............................................................   3,139,327   3,304,355
       Preferred stocks, primarily at NAIC market value (cost: 2007 - $613,732; 2006 - $577,109).....     613,732     587,471
   Other invested assets, primarily at equity (cost: 2007 - $1,458,240; 2006 - $1,171,367)...........   1,943,313   1,509,651
   Securities lending collateral.....................................................................     279,774     203,323
   Short-term investments, at amortized cost (approximates NAIC market value)........................     183,951     129,196
   Cash..............................................................................................     258,078     164,596
-----------------------------------------------------------------------------------------------------------------------------
          Total cash and invested assets.............................................................  22,261,896  20,743,579
-----------------------------------------------------------------------------------------------------------------------------
Investment income due and accrued....................................................................     213,302     203,764
Agents' balances or uncollected premiums:
   Premiums in course of collection..................................................................     593,808     955,240
   Premiums and installments booked but deferred and not yet due.....................................     892,935     371,971
   Accrued retrospective premiums....................................................................   1,237,062   1,606,389
Amounts billed and receivable from high deductible policies..........................................     159,393      76,370
Reinsurance recoverable on loss payments.............................................................     600,573     488,243
Funds held by or deposited with reinsurers...........................................................      11,118      13,951
Deposit accounting assets............................................................................     751,468     809,537
Deposit accounting assets - funds held...............................................................      98,917      94,279
Federal and foreign income taxes recoverable from parent.............................................     143,717      63,569
Net deferred tax assets..............................................................................     382,578     421,900
Equities in underwriting pools and associations......................................................   1,211,817     858,614
Receivable from parent, subsidiaries and affiliates..................................................     115,695   1,484,555
Other admitted assets................................................................................     182,141     179,243
-----------------------------------------------------------------------------------------------------------------------------
          Total admitted assets...................................................................... $28,856,420 $28,371,204
=============================================================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                STATUTORY BASIS
                       AS OF DECEMBER 31, 2007 AND 2006
                   (000'S OMITTED EXCEPT SHARE INFORMATION)

----------------------------------------------------------------------------------------------
As of December 31,                                                       2007         2006
----------------------------------------------------------------------------------------------
                            Liabilities

Reserves for losses and loss adjustment expenses.................... $13,732,102  $12,754,581
Unearned premium reserves...........................................   4,475,413    4,518,443
Commissions, premium taxes, and other expenses payable..............     234,495      183,640
Reinsurance payable on paid loss and loss adjustment expenses.......     263,917      308,091
Funds held by company under reinsurance treaties....................     236,183      228,878
Provision for reinsurance...........................................     115,844      128,824
Ceded reinsurance premiums payable, net of ceding commissions.......     492,611      427,505
Retroactive reinsurance reserves - assumed..........................      30,486       23,242
Retroactive reinsurance reserves - ceded............................     (65,309)     (61,283)
Deposit accounting liabilities......................................     189,511      172,296
Deposit accounting liabilities - funds held.........................     695,928      703,508
Securities lending payable..........................................     304,398      203,323
Collateral deposit liability........................................     354,916      613,043
Payable to parent, subsidiaries and affiliates......................     152,184    1,547,586
Payable for securities..............................................       3,331      110,581
Other liabilities...................................................     343,453      297,093
----------------------------------------------------------------------------------------------
   Total liabilities................................................  21,559,463   22,159,351
----------------------------------------------------------------------------------------------
                        Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding..........................      25,426       25,426
Capital in excess of par value......................................   2,941,471    2,779,526
Unassigned surplus..................................................   4,280,727    3,357,054
Special surplus funds from retroactive reinsurance..................      49,333       49,847
----------------------------------------------------------------------------------------------
   Total capital and surplus........................................   7,296,957    6,211,853
----------------------------------------------------------------------------------------------
   Total liabilities, capital, and surplus.......................... $28,856,420  $28,371,204
==============================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

            STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                (000'S OMITTED)

-------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                               2007        2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                                   Statements of Income
                                   --------------------

Underwriting income:
   Premiums earned......................................................................... $7,703,016  $7,700,011  $ 7,045,820
-------------------------------------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred.........................................................................  4,444,636   4,606,481    5,406,410
   Loss adjustment expenses incurred.......................................................    840,801     803,517    1,098,644
   Other underwriting expenses incurred....................................................  1,864,547   1,825,815    1,584,477
-------------------------------------------------------------------------------------------------------------------------------
Total underwriting deductions..............................................................  7,149,984   7,235,813    8,089,531
-------------------------------------------------------------------------------------------------------------------------------
Net underwriting income (loss).............................................................    553,032     464,198   (1,043,711)
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Net investment income earned............................................................  1,019,018     702,426      630,678
   Net realized capital gains (net of capital gains taxes: 2007 - $29,141; 2006 - $29,092;
     2005 - $20,492).......................................................................    117,037      61,624       38,055
-------------------------------------------------------------------------------------------------------------------------------
Net investment gain........................................................................  1,136,055     764,050      668,733
-------------------------------------------------------------------------------------------------------------------------------
Net loss from agents' or premium balances charged-off......................................    (85,724)    (49,762)    (145,742)
Finance and Service Charges not Included in Premium........................................     16,449      14,287       16,400
Other gain, net of dividends to policyholders..............................................     76,290      49,691       75,547
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) after capital gains taxes and before federal income taxes....................  1,696,102   1,242,464     (428,773)
Federal income tax expense (benefit).......................................................    348,359     263,263     (243,047)
-------------------------------------------------------------------------------------------------------------------------------
       Net income (loss)................................................................... $1,347,743  $  979,201  $  (185,726)
===============================================================================================================================
                              Changes in Capital and Surplus
                              ------------------------------

Capital and surplus, as of December 31, previous year...................................... $6,211,853  $5,049,651  $ 3,339,340
   Adjustment to beginning surplus.........................................................    (56,532)     55,538     (211,984)
-------------------------------------------------------------------------------------------------------------------------------
   Capital and surplus, as of January 1,...................................................  6,155,321   5,105,189    3,127,356
-------------------------------------------------------------------------------------------------------------------------------
Changes in capital and surplus:
   Net income (loss).......................................................................  1,347,743     979,201     (185,726)
   Change in net unrealized capital gains (net of capital gains taxes: 2007 - $131,952;
     2006 - $121,173; 2005 - $13,354)......................................................   (103,183)    119,660      164,444
   Change in net deferred income tax.......................................................    (73,791)    (13,270)     112,728
   Change in non-admitted assets...........................................................    184,885     (80,352)    (322,775)
   Change in provision for reinsurance.....................................................     12,980      81,328      166,585
   Paid in capital and surplus.............................................................    161,945          --    2,076,780
   Cash dividends to stockholder...........................................................   (615,000)         --      (31,732)
   Other surplus adjustments...............................................................     (1,572)      1,268           --
   Foreign exchange translation............................................................    227,629      18,829      (58,009)
-------------------------------------------------------------------------------------------------------------------------------
       Total changes in capital and surplus................................................  1,141,636   1,106,664    1,922,295
-------------------------------------------------------------------------------------------------------------------------------
Capital and surplus, as of December 31,.................................................... $7,296,957  $6,211,853  $ 5,049,651
===============================================================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                            STATEMENTS OF CASH FLOW

                                STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                (000'S OMITTED)

-----------------------------------------------------------------------------------------
For the years ended December 31,                       2007         2006         2005
-----------------------------------------------------------------------------------------
              Cash From Operations
              --------------------

Premiums collected, net of reinsurance............ $ 7,948,658  $ 6,433,712  $ 7,096,647
Net investment income.............................   1,058,334      787,413      604,156
Miscellaneous income (expense)....................       7,137       75,317      (53,776)
-----------------------------------------------------------------------------------------
   Sub-total......................................   9,014,129    7,296,442    7,647,027
-----------------------------------------------------------------------------------------
Benefit and loss related payments.................   3,805,524    3,520,205    3,809,181
Commission and other expense paid.................   2,470,003    2,401,959    2,171,077
Dividends paid to policyholders...................         123        1,344          878
Change in federal and foreign income taxes........     330,784     (438,538)      (3,783)
-----------------------------------------------------------------------------------------
   Net cash provided from operations..............   2,407,695    1,811,472    1,669,674
-----------------------------------------------------------------------------------------
              Cash From Investments
              ---------------------

Proceeds from investments sold, matured, or repaid
   Bonds..........................................   4,926,616    5,231,792    4,129,223
   Stocks.........................................   3,450,014    3,211,715    2,795,546
   Other..........................................     269,849    1,646,730    3,042,793
-----------------------------------------------------------------------------------------
   Total proceeds from investments sold, matured,
     or repaid....................................   8,646,479   10,090,237    9,967,562
-----------------------------------------------------------------------------------------
Cost of investments acquired
   Bonds..........................................   5,748,239   10,488,316    5,803,573
   Stocks.........................................   3,296,552    3,180,130    3,071,743
   Other..........................................     772,178      350,752    3,630,931
-----------------------------------------------------------------------------------------
   Total cost of investments acquired.............   9,816,969   14,019,198   12,506,247
-----------------------------------------------------------------------------------------
   Net cash (used in) investing activities........  (1,170,490)  (3,928,961)  (2,538,685)
-----------------------------------------------------------------------------------------
  Cash From Financing and Miscellaneous Sources

Capital and surplus paid-in.......................          --    1,326,780      750,000
Borrowed funds....................................     101,075           --           --
Dividends to stockholder..........................    (615,000)          --      (47,598)
Intercompany receivable and payable, net..........     (26,540)     342,735      195,946
Net deposit on deposit-type contracts and other
  insurance.......................................      71,282      262,411      285,727
Equities in underwriting pools and associations...    (360,841)    (184,691)    (190,476)
Collateral deposit liability......................    (258,127)     107,288       46,816
Other.............................................      (4,415)     438,392     (143,089)
-----------------------------------------------------------------------------------------
   Net cash provided from (used in) financing
     activities...................................  (1,092,296)   2,292,915      897,326
-----------------------------------------------------------------------------------------
   Effect of exchange rate changes on cash........       3,328          338          718
   Net change in cash and short-term investments..     148,237      175,764       29,033
Cash and short-term investments:
   Beginning of year..............................     293,792      118,028       88,995
-----------------------------------------------------------------------------------------
   End of year.................................... $   442,029  $   293,792  $   118,028
=========================================================================================

               See Notes to Statutory Basis Financial Statements

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING
---------------------------------------------------------------------------
POLICIES
--------

A. Organization
   ------------

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., (AIGCIG), a Delaware corporation, formerly known as NHIG Holding Corp.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIGCIG, an indirect wholly-owned subsidiary of AIG. Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers and through AIG's risk finance operation, the Company provides its customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. Summary of Significant Statutory Basis Accounting Policies
   ----------------------------------------------------------
   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

   ------------------------------------------------------------------------
   December 31,                             2007        2006        2005
   ------------------------------------------------------------------------
   Net income (loss), NY SAP............ $1,347,743  $  979,201  $ (185,726)
   State prescribed practices -
     (deduction):
      Non-tabular discounting...........    (21,301)    (21,866)    (31,431)
   ------------------------------------------------------------------------
   Net income (loss), NAIC SAP.......... $1,326,442  $  957,335  $ (217,157)
   ========================================================================
   Statutory surplus, NY SAP............ $7,296,957  $6,211,853  $5,049,651
   State prescribed practices -
     (charge):
      Non-tabular discounting...........   (255,772)   (234,471)   (212,605)
      Regulation 20 - other reinsurance
        credits.........................   (106,577)   (133,123)   (201,421)
      Regulation 20 - parental letters
        of credit.......................   (361,650)   (406,784)   (398,389)
      EDP equipment and software........         --          --     (93,881)
   ------------------------------------------------------------------------
   Total state prescribed practices.....   (723,999)   (774,378)   (906,296)
   ------------------------------------------------------------------------
   Statutory surplus, NAIC SAP.......... $6,572,958  $5,437,475  $4,143,355
   ========================================================================

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2007 and 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $30,616 and $131,697, respectively. In addition, the Superintendent has permitted the company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2007 and 2006 amounted to $266,864 and $251,881, respectively.

   In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business. Additionally, as part of the transaction, management (i) entered into several intercompany reinsurance agreements (both commutations and new contracts) with subsidiaries of AIG; and,
   (ii) intent to make capital contributions and distributions involving subsidiaries of AIG. Some of these transactions are still not fully executed. The proposed transactions are intended in aggregate to have minimal effect (i.e.: less than 1%) individually and in aggregate on the surplus of the National Union Pool Companies (See listing of companies in Note 5A).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   The results of the UK branch are reported through the Company's participation in American International Underwriters Overseas Association (AIUOA or the Association) (see Footnote 5). AIUOA reports on a fiscal year ending on November 30th. Although the Company's year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in AIUOA based on AIUOA's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, will record the effects described in the preceding paragraph of this transaction in its 2008 statutory financial statements.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2007 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:
   ----------------------------------------------------------------------------
   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

   Under GAAP:
   -----------

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

Under NAIC SAP:
---------------

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   Significant Statutory Accounting Practices:
   -------------------------------------------

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       In periods subsequent to the recognition of an other-than-temporary impairment loss for fixed maturity securities, the Company accretes the discount or amortizes the premium over the remaining life of the security based on the amount and timing of future estimated cash flows.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2007 and 2006, the NAIC market value of the Company's mortgage-backed securities approximated $505,415 and $160,750, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

       by NAIC SAP. At December 31, 2007 and 2006, the average discount rate is approximately 20.95% and 20.1%, respectively. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

    . Net Investment Gain (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2007 and 2006, no investment income due and accrued was determined to be uncollectible or non-admitted.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2007 and 2006, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,237,062 and $1,606,389, respectively, net of non-admitted premium balances of $52,913 and $55,203, respectively.

   Net written premiums that were subject to retrospective rating features were as follows:

   -------------------------------------------------------------------------
   For the years ended December 31,               2007      2006      2005
   -------------------------------------------------------------------------
   Net written premiums subject to
     retrospectively rated premiums............ $811,018  $684,635  $510,615
   Percentage of total net written premiums....     10.6%      8.7%      7.1%
   -------------------------------------------------------------------------

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is considered in the calculation.

   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of AIUOA. See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $2,014,235 and $1,676,681, as of December 31, 2007 and 2006, respectively. As of
   December 31, 2007 and 2006, the Company's tabular discount amounted to $285,969 and $238,180, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,014,235 and $1,676,681 as of December 31, 2007 and 2006, respectively. As of
   December 31, 2007 and 2006, the Company's non-tabular discount amounted to $255,772 and $234,471, respectively, all of which were applied against the Company's case reserves.

   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

                        American Home Assurance Company

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, principally electronic data processing
   (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2007 and 2006, depreciation and amortization expense amounted to $24,539 and $21,036, and accumulated depreciation as of December 31, 2007 and 2006 amounted to $137,278 and $107,392, respectively.

   Reclassifications: Certain balances contained in the 2006 and 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
-----------------------------------------------------------------------

During 2007, 2006 and 2005, the Company dedicated significant effort to the resolution of weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2006, 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $(56,532), $55,538 and $(211,984) as of January 1, 2007, 2006 and 2005, respectively.

Accounting Adjustments to 2006, 2005 and 2004 Statutory Basis Financial
-----------------------------------------------------------------------
Statements
----------

In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2007, 2006 and 2005.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The impact of these corrections on policyholder surplus as of January 1, 2007, 2006 and 2005 is as follows:

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2006..................................  $6,211,853
  Adjustments to beginning Capital and Surplus:
     Federal income taxes.......................................     (79,156)
     Goodwill...................................................       2,146
     Asset admissibility........................................       5,841
     Expense recognition........................................      14,637
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....     (56,532)
  ----------------------------------------------------------------------------
  Balance at January 1, 2007, as adjusted.......................  $6,155,321
  ============================================================================

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2005..................................  $5,049,651
  Adjustments to beginning Capital and Surplus:
     Asset admissibility........................................      (3,482)
     Foreign translation adjustment.............................     102,290
     Federal income taxes.......................................     (43,270)
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....      55,538
  ----------------------------------------------------------------------------
  Balance at January 1, 2006, as adjusted.......................  $5,105,189
  ============================================================================

  ----------------------------------------------------------------------------
                                                                 Policyholders
                                                                    Surplus
  ----------------------------------------------------------------------------
  Balance at December 31, 2004, as amended......................  $3,339,340
  Adjustments to beginning Capital and Surplus:
     Asset realization..........................................    (229,448)
     Revenue recognition........................................     (65,075)
     Federal income taxes.......................................      82,539
  ----------------------------------------------------------------------------
         Total adjustments to beginning Capital and Surplus.....    (211,984)
  ----------------------------------------------------------------------------
  Balance at January 1, 2005, as adjusted.......................  $3,127,356
  ============================================================================

An explanation for each of the adjustments for prior period corrections is described below:

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been non-admitted.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

Foreign translation adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

Asset realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to an increase in provisions for potential tax exposures, and corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see
Note 9).

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

NOTE 3 - INVESTMENTS
--------------------

Statutory Fair Value of Financial Instruments:
----------------------------------------------

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2007 and 2006.

                                                2007                    2006
--------------------------------------------------------------------------------------
                                        Carrying   Statutory    Carrying   Statutory
                                         Amount    Fair Value    Amount    Fair Value
--------------------------------------------------------------------------------------
Assets:
   Bonds.............................. $15,843,721 $16,075,222 $14,844,987 $15,146,927
   Common stocks......................   3,139,327   3,529,455   3,304,355   3,684,898
   Preferred stocks...................     613,732     610,622     587,471     588,334
   Other invested assets..............   1,943,313   1,943,313   1,509,651   1,509,651
   Securities lending collateral......     279,774     279,774     203,323     203,323
   Cash and short-term investments....     442,029     442,029     293,792     293,792
   Equities in underwriting pools and
     associations.....................   1,211,817   1,211,817     858,614     858,614
Liabilities:
   Securities lending payable......... $   304,398 $   304,398 $   203,323 $   203,323
   Collateral deposit liability.......     354,916     354,916     613,043     613,043
   Payable for securities.............       3,331       3,331     110,581     110,581
--------------------------------------------------------------------------------------

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

    . The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*.

    . The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.

    . Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

    . The carrying value of all other financial instruments approximates fair value.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2007 and 2006 are outlined in the table below:

------------------------------------------------------------------------------------------------
                                                                 Gross      Gross       NAIC
                                                    Amortized  Unrealized Unrealized   Market
                                                      Cost       Gains      Losses     Value*
------------------------------------------------------------------------------------------------
As of December 31, 2007
   U.S. governments............................... $   331,397  $  9,847   $   114   $   341,130
   All other governments..........................     843,820    13,464       248       857,036
   States, territories and possessions............   2,729,603    53,167     2,240     2,780,530
   Political subdivisions of states, territories
     and possessions..............................   3,320,639    66,000     1,435     3,385,204
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   6,935,227   118,715    23,268     7,030,674
   Public utilities...............................      79,320       948        66        80,202
   Industrial and miscellaneous...................   1,603,715     7,578    10,847     1,600,446
------------------------------------------------------------------------------------------------
       Total bonds, as of December 31, 2007....... $15,843,721  $269,719   $38,218   $16,075,222
================================================================================================
As of December 31, 2006
   U.S. governments............................... $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments..........................   1,195,804     5,207     3,017     1,197,994
   States, territories and possessions............   2,320,995    45,984       928     2,366,051
   Political subdivisions of states, territories
     and possessions..............................   3,319,677    79,061       796     3,397,942
   Special revenue and special assessment
     obligations and all non-guaranteed
     obligations of agencies and authorities and
     their political subdivisions.................   7,052,116   172,223     1,204     7,223,135
   Public utilities...............................      45,542       186       460        45,268
   Industrial and miscellaneous...................     579,034    10,772     4,345       585,461
------------------------------------------------------------------------------------------------
       Total bonds, as of December 31, 2006....... $14,844,987  $315,261   $13,321   $15,146,927
================================================================================================

As of December 31, 2007 and 2006, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $16,278,092 and $15,167,455, respectively.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The amortized cost and NAIC market values* of bonds at December 31, 2007, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-----------------------------------------------------------------
                                           Amortized  NAIC Market
                                             Cost       Value*
-----------------------------------------------------------------
   Due in one year or less............... $   810,320 $   811,360
   Due after one year through five years.     805,676     812,394
   Due after five years through ten
     years...............................   2,730,632   2,780,088
   Due after ten years...................  10,990,744  11,165,965
   Mortgaged-backed securities...........     506,349     505,415
-----------------------------------------------------------------
   Total bonds........................... $15,843,721 $16,075,222
=================================================================

Proceeds from sales and gross realized gains and gross realized losses were as follows:

For the years ended December 31,         2007                  2006                  2005
--------------------------------------------------------------------------------------------------
                                              Equity                Equity                Equity
                                   Bonds    Securities   Bonds    Securities   Bonds    Securities
--------------------------------------------------------------------------------------------------
     Proceeds from sales........ $4,142,868 $2,980,634 $4,370,165 $3,151,915 $3,278,300 $2,703,032
     Gross realized gains.......     83,609    191,600      6,407    222,465     31,404    132,690
     Gross realized losses......     17,451    151,981     21,502    105,248     17,304     91,050
--------------------------------------------------------------------------------------------------

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The cost or amortized cost and NAIC market value* of the Company's common and preferred stocks as of December 31, 2007 and 2006 are set forth in the table below:

                                              December 31, 2007
----------------------------------------------------------------------------------------
                      Cost or     Gross      Gross       NAIC
                     Amortized  Unrealized Unrealized   Market   Non-Admitted  Carrying
                       Cost       Gains      Losses     Value*      Asset       Value
----------------------------------------------------------------------------------------
Common stocks:
-------------
   Affiliated....... $  498,958 $1,447,794  $138,650  $1,808,102    $2,310    $1,805,792
   Non-affiliated...  1,057,784    331,241    55,490   1,333,535        --     1,333,535
----------------------------------------------------------------------------------------
       Total........ $1,556,742 $1,779,035  $194,140  $3,141,637    $2,310    $3,139,327
========================================================================================
Preferred stocks:
-----------------
   Affiliated....... $       -- $       --  $     --  $       --    $   --    $       --
   Non-affiliated...    613,732         --     3,110     610,622        --       613,732
----------------------------------------------------------------------------------------
       Total........ $  613,732 $       --  $  3,110  $  610,622    $   --    $  613,732
========================================================================================

                                              December 31, 2006
----------------------------------------------------------------------------------------
                      Cost or     Gross      Gross       NAIC
                     Amortized  Unrealized Unrealized   Market   Non-Admitted  Carrying
                       Cost       Gains      Losses     Value*      Asset       Value
----------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated....... $  610,842 $1,517,992  $60,010   $2,068,824     $--      $2,068,824
   Non-affiliated...    991,365    266,605   22,439    1,235,531      --       1,235,531
----------------------------------------------------------------------------------------
       Total........ $1,602,207 $1,784,597  $82,449   $3,304,355     $--      $3,304,355
========================================================================================
Preferred stocks:
-----------------
   Affiliated....... $       -- $       --  $    --   $       --     $--      $       --
   Non-affiliated...    577,109     11,225       --      588,334      --         587,471
----------------------------------------------------------------------------------------
       Total........ $  577,109 $   11,225  $    --   $  588,334     $--      $  587,471
========================================================================================

As of December 31, 2007 and 2006, the Company held derivative investments of $(289) and $0, respectively.

--------------------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2007 and 2006 is set forth in the table below:

                                                        12 Months or Less   Greater than 12 Months         Total
------------------------------------------------------------------------------------------------------------------------
                                                        Fair     Unrealized  Fair      Unrealized    Fair     Unrealized
Description of Securities                               Value      Losses    Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------------------------------
As of December 31, 2007:
------------------------
   U. S. governments................................. $   12,878  $    98   $    406    $     16   $   13,284  $    114
   All other governments.............................     13,210      151     24,004          97       37,214       248
   States, territories and possessions...............    191,194    1,574     57,650         666      248,844     2,240
   Political subdivisions of states, territories and
     possessions.....................................    241,561    1,435         69          --      241,630     1,435
   Special revenue...................................  1,313,469   23,258      4,269          10    1,317,738    23,268
   Public utilities..................................      1,786        1     11,762          65       13,548        66
   Industrial and miscellaneous......................    719,728   10,065     99,735         782      819,463    10,847
------------------------------------------------------------------------------------------------------------------------
   Total bonds.......................................  2,493,826   36,582    197,895       1,636    2,691,721    38,218
------------------------------------------------------------------------------------------------------------------------
   Affiliated........................................      9,991    2,813    110,276     135,837      120,267   138,650
   Non-affiliated....................................    426,898   55,490         --          --      426,898    55,490
------------------------------------------------------------------------------------------------------------------------
   Common stock......................................    436,889   58,303    110,276     135,837      547,165   194,140
------------------------------------------------------------------------------------------------------------------------
   Preferred Stock...................................     15,904    3,110         --          --       15,904     3,110
------------------------------------------------------------------------------------------------------------------------
   Total stocks......................................    452,793   61,413    110,276     135,837      563,069   197,250
------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks............................ $2,946,619  $97,995   $308,171    $137,473   $3,254,790  $235,468
========================================================================================================================
As of December 31, 2006:
------------------------
   U. S. governments................................. $  101,082  $   767   $ 73,937    $  1,804   $  175,019  $  2,571
   All other governments.............................    683,798    1,753     57,405       1,264      741,203     3,017
   States, territories and possessions...............    135,854      161     64,833         767      200,687       928
   Political subdivisions of states, territories and
     possessions.....................................     80,117      277     35,991         519      116,108       796
   Special revenue...................................    289,115      808     39,210         396      328,325     1,204
   Public utilities..................................      1,236       14     18,342         446       19,578       460
   Industrial and miscellaneous......................     68,790      458    108,020       3,887      176,810     4,345
------------------------------------------------------------------------------------------------------------------------
   Total bonds.......................................  1,359,992    4,238    397,738       9,083    1,757,730    13,321
------------------------------------------------------------------------------------------------------------------------
   Affiliated........................................     51,933   11,938    192,596      48,072      244,529    60,010
   Non-affiliated....................................    137,829   17,626     90,656       4,813      228,485    22,439
------------------------------------------------------------------------------------------------------------------------
   Common stock......................................    189,762   29,564    283,252      52,885      473,014    82,449
------------------------------------------------------------------------------------------------------------------------
   Total stocks......................................    189,762   29,564    283,252      52,885      473,014    82,449
------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks............................ $1,549,754  $33,802   $680,990    $ 61,968   $2,230,744  $ 95,770
========================================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events; or

As of December 31, 2007, the Company has both the ability and intent to hold these investments to recovery.

The Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $16,271, $17,934 and $972 during 2007, 2006 and 2005, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $14,097, $776 and $2,542 in 2007, 2006 and 2005, respectively.

During 2007, 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

    ------------------------------------------------------------------------
    For the years ended December 31,                    2007    2006   2005
    ------------------------------------------------------------------------
    JC Flowers........................................ $ 6,017 $   -- $   --
    Electra European Fund ll..........................   2,619     --     --
    ATV VI............................................   1,604     --     --
    TH Lee Putnam.....................................   1,000     --     --
    Morgan Stanley III................................   1,032     --  1,684
    Gresham Global Investment Fund ll K4..............      --  2,559     --
    Items less than $1.0 million......................   1,820  1,051     11
    ------------------------------------------------------------------------
       Total.......................................... $14,092 $3,610 $1,695
    ========================================================================

As of December 31, 2007 and 2006, securities with a market value of $298,033 and $199,380, respectively, were on loan. The Company receives cash collateral in an amount in excess of the fair value of the securities lent. The affiliated lending agent monitors the daily fair value of securities lent with respect to the collateral value and obtains additional collateral as necessary to ensure that collateral is maintained at a minimum of 102% for domestic transactions and 105% for cross-border transactions of the value of the securities lent. The collateral is held by the lending agent for the benefit of the Company and is not available for the general use of the Company (restricted). Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


responsibility for the investment and control of such collateral. The securities lending transactions are accounted for as secured borrowings as required by SSAP No. 91. The decline in the fair value of the investments in the securities lending collateral account has been reported as a non-admitted asset in the financial statements presented herein.

In response to the lack of liquidity for certain investments in the current market environment, new securities lending collateral cash flow is being directed into short-term investments, and the level of liquidity in the securities lending collateral program has been increased significantly by repositioning to short-term investments (predominantly overnight commercial paper and time deposits). This repositioning resulted in the sale of certain long-term investments, primarily mortgage-backed bonds, in the third quarter of 2007, which generated the pretax realized losses. While these mortgage-backed bonds generally continued to be performing and highly rated, their liquidity and fair value was adversely affected by recent events in the mortgage-backed securities market. The Company's ultimate parent, AIG, deposited funds in the collateral custodial account equal to the pretax realized losses due to sales incurred between August 1 and December 31, 2007, and the Company recorded their allocated portion of such funds as capital contributions totaling $1,945. AIG has agreed to make additional contributions up to an aggregate limit of $500,000 to offset losses incurred by its insurance subsidiaries from securities lending collateral investments. Management expects that the higher level of liquidity currently maintained in the collateral will allow the Company to hold investments that are currently in an unrealized loss position until they can reasonably be expected to recover their value.

Securities carried at an amortized cost of $2,973,267 and $2,565,608 were deposited with regulatory authorities as required by law as of December 31, 2007 and 2006, respectively.

During 2007, 2006 and 2005, included in Net Investment Income Earned were investment expenses of $9,607, $7,329 and $7,139, respectively and interest expense of $99,036, $98,741 and $77,243, respectively.

The Company reported hybrid securities totaling $127,153 and $140,662 as of December 31, 2007 and 2006, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 4 - RESERVES FOR LOSSES AND LAE
------------------------------------

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2007, 2006 and 2005 is set forth in the table below:

-----------------------------------------------------------------------------------------
                                                       2007         2006         2005
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, beginning of year.... $12,754,581  $11,620,078  $ 9,357,799
Adjustments for prior period corrections..........          --           --     (165,738)
Incurred losses and LAE related to:
   Current accident year..........................   5,366,376    5,343,020    5,111,414
   Prior accident years...........................     (80,939)      66,978    1,393,640
-----------------------------------------------------------------------------------------
       Total incurred losses and LAE..............   5,285,437    5,409,998    6,505,054
-----------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Current accident year..........................  (1,436,644)  (1,265,788)  (1,284,778)
   Prior accident years...........................  (2,871,272)  (3,009,707)  (2,792,259)
-----------------------------------------------------------------------------------------
       Total paid losses and LAE..................  (4,307,916)  (4,275,495)  (4,077,037)
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, as of December 31,... $13,732,102  $12,754,581  $11,620,078
=========================================================================================

Estimated ultimate incurred losses and LAE attributable to insured events of prior years (decreased) increased by $(80,939), $66,978 and $1,393,640 during 2007, 2006 and 2005, respectively. For 2007, the Company experienced favorable loss and LAE reserve development primarily related to accident years 2004 through 2006, partially offset by adverse developments from accident years 2003 and prior. The favorable developments for accident year 2004 through 2006 were spread across many classes of business, primarily related to directors and officers' liability and related management liability classes of business. The adverse developments from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business. For 2006 and 2005, the Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors and officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $199,953, $198,524 and $188,050, respectively.

As of December 31, 2007, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,987,568, $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 5 - RELATED PARTY TRANSACTIONS
-----------------------------------

A. National Union Inter-company Pooling Agreement
   ----------------------------------------------

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------------------
                                                                             NAIC Co. Participation
Member Company                                                                 Code      Percent
---------------------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh, PA.....................  19445       38.0%
American Home Assurance Company.............................................  19380       36.0%
Commerce and Industry Insurance Company (C&I)...............................  19410       10.0%
New Hampshire Insurance Company (NHIC)......................................  23841        5.0%
The Insurance Company of the State of Pennsylvania (ISOP)...................  19429        5.0%
AIG Casualty Company (formerly known as Birmingham Fire Insurance Company of
  Pennsylvania) (AIG Casualty)..............................................  19402        5.0%
AIU Insurance Company (AIUI)................................................  19399        1.0%
American International South Insurance Company..............................  40258        0.0%
Granite State Insurance Company.............................................  23809        0.0%
Illinois National Insurance Company.........................................  23817        0.0%
===================================================================================================

   American International Pacific Insurance Company (AIP) terminated its zero percentage participation in the National Union Inter-Company Pooling Agreement (the Commercial Pool) effective July 1, 2007. Commercial risks ceded to the Commercial Pool by AIP prior to its exit will remain in that pool until their natural expiry. AIP's cessions of personal lines risks to the Commercial Pool were commuted and 100% ceded to AIG's Personal Lines Pool, which AIP joined effective July 1, 2007, also with a zero percentage participation.

   Effective January 1, 2008 AIUI will cease to be a member of the Commercial Pool. Cessions from AIUI to the Commercial Pool will be run off and AIUI's 1% participation will be retroactively reduced to zero. The pooling participation of C&I will be retroactively increased to 11%.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. American International Underwriters Overseas Association Pooling Arrangement
   ----------------------------------------------------------------------------

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

 ------------------------------------------------------------------------------
                                                         NAIC Co. Participation
 Member Company                                            Code      Percent
 ------------------------------------------------------------------------------
 American International Underwriters Overseas, Limited..     --       67.0%
 New Hampshire Insurance Company........................  23841       12.0%
 National Union Fire Insurance Company of Pittsburgh, PA  19445       11.0%
 American Home Assurance Company........................  19380       10.0%
 ==============================================================================

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance as a net equity interest in Equities in Underwriting Pools and Associations; and
   (c) loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance are recorded on a gross basis. As of December 31, 2007 and 2006, the Company's interest in the AIUOA amounted to $1,211,817 and $858,614, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   ------------------------------------------------------------------------
   As of December 31,                                      2007      2006
   ------------------------------------------------------------------------
   Loss and LAE reserves..............................   $876,280  $778,277
   Unearned premium reserves..........................   $355,239  $337,926
   Funds held.........................................   $ 23,885  $ 17,712
   Ceded balances payable.............................   $103,406         +
   Reinsurance recoverable............................   $(39,825)        +
   Retroactive reinsurance............................   $   (967)        +
   ========================================================================

--------
+ Beginning December 31, 2007, the Company increased the accounts recorded in connection with AIUOA to facilitate the detailed reporting in Schedule F.

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2007 and 2006, the Company's interest in AIG Europe S.A. amounted to $29,541 and $32,575, respectively.

C. Guarantee Arrangements
   ----------------------

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The guarantees that were in effect as of December 31, 2007 are included in the table below:

-----------------------------------------------------------------------------------------------------------------------------
                                                                 Date    Policyholder's   Invested   Estimated Policyholder's
Guaranteed Company                                              Issued    Obligations      Assets      Loss       Surplus
-----------------------------------------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc......................        11/05/97   $     96,532  $    135,374   $  --     $    64,747
American International Insurance Company...............        11/05/97        339,348       607,588      --         367,164
AIG Mexico Seguros Interamericana, S.A. de C.V.........        12/15/97        146,257        89,058      --          93,151**
American International Insurance Company of
  California, Inc......................................        12/15/97        299,821        46,504      --          23,448
American International Insurance Company of New
  Jersey...............................................        12/15/97        102,911        45,221      --          30,214
AIG Advantage Insurance Company (formerly Minnesota
  Ins. Co.)............................................        12/15/97         38,748        48,482      --          22,398
Landmark Insurance Company, Ltd. (UK).................. (++) * 03/02/98        249,656     1,003,935      --       3,278,309
AIG Europe S.A.........................................        03/02/98      3,140,742     1,788,335      --       1,207,946**
AIG Edison Life Insurance Company......................        09/15/98     20,585,832    21,803,000      --       2,253,372
AIG SunAmerica Life Assurance Company.................. (+) *  01/04/99      3,976,384     4,815,099      --       1,154,680
First SunAmerica Life Insurance Company................     *  01/04/99      5,217,065     5,587,285      --         503,904
SunAmerica Life Insurance Company...................... (+) *  01/04/99     27,608,239    38,660,176      --       4,721,343
AIG Europe (Netherlands) N.V...........................        11/01/02        925,381       218,192      --         165,744**
American General Life Insurance Company................  (+)   03/03/03     30,797,466    29,036,959      --       3,206,772
American General Life and Accident Insurance
  Company..............................................        03/03/03      7,891,174     8,817,084      --         546,887
The United States Life Insurance Company of the City of
  NY...................................................        03/03/03      4,326,164     4,954,397      --         510,596
The Variable Annuity Life Insurance Company............  (+)   03/03/03     29,260,035    33,967,669      --       3,631,737
AIG Czech Republic Posjistovna, A.S....................        03/03/03              5            --      --          30,860**
Lloyd's Syndicate 1414.................................            (+++)       454,396       898,412      --         203,632**
-----------------------------------------------------------------------------------------------------------------------------
Total guarantees.......................................                   $135,456,156  $152,522,770   $  --     $22,016,904
=============================================================================================================================

--------
+ This guarantee was terminated as to policies written after December 29, 2006.
++ This guarantee was terminated as to policies written after November 30, 2007.
+++ Guarantees issued on 12/15/04 and 1/20/05 were terminated on 10/31/07.
    Guarantee issued on 11/1/02 is still in effect.
* The guaranteed company is also backed by a support agreement issued by AIG. ** Policyholders' surplus is based on local GAAP financial statements.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


D. Investments in Affiliates

   As of December 31, 2007 and 2006, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2007 balance is net of $2,310 of non-admitted balances.

-----------------------------------------------------------------------------------------------
                                                             Carrying Value at
                                       Ownership Actual Cost    December 31,   Change in Equity
Affiliated Common Stock Investments     Percent     2007            2007             2007
-----------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc.....  100.00%   $ 10,000      $   64,747        $  (4,865)
AIG Non Life Holding Company (Japan),
  Inc.................................  100.00%    124,477         245,157         (155,861)
American International Realty
  Corporation.........................   31.47%     37,771          50,423            6,379
Eastgreen, Inc........................   13.42%     12,804           9,991           (4,231)
Pine Street Real Estate Holdings
  Corporation.........................   31.47%      5,445              --           (2,816)(a)
AIG Mexico Industrial, L.L.C..........   49.00%      8,725           8,959            6,517
American International Life Assurance
  Company.............................    0.00%         --              --         (157,619)
American International Insurance
  Company.............................   25.00%     25,000          91,791            2,334
AIG Claim Service, Inc................    0.00%         --              --          (46,675)
Transatlantic Holdings, Inc...........   33.34%     34,068       1,226,758          178,435
21st Century Insurance Group..........   16.30%    240,668         107,966          (84,630)
-----------------------------------------------------------------------------------------------
Total common stocks - affiliates......            $498,958      $1,805,792        $(263,032)
===============================================================================================

--------
(a)  Balance not admitted

-----------------------------------------------------------------------------------------------
                                                             Carrying Value at
                                       Ownership Actual Cost   December 31,    Change in Equity
Affiliated Common Stock Investments     Percent     2006           2006              2006
-----------------------------------------------------------------------------------------------
AIG Hawaii Insurance Company, Inc.....  100.00%   $ 10,000      $   69,612         $  9,783
AIG Non Life Holding Company (Japan),
  Inc.................................  100.00%    124,477         401,018           69,103
American International Realty
  Corporation.........................   31.47%     29,581          44,044           18,696
Eastgreen, Inc........................   13.42%     12,804          14,222              287
Pine Street Real Estate Holdings
  Corporation.........................   31.47%      5,445           2,816          (18,531)
AIG Mexico Industrial, L.L.C..........   49.00%      9,463           2,442            1,425
American International Life Assurance
  Company.............................   22.48%     70,387         157,619            1,090
American International Insurance
  Company.............................   25.00%     25,000          89,457           13,559
AIG Claim Service, Inc................   50.00%     48,962          46,675          (12,204)
Transatlantic Holdings, Inc...........   33.34%     34,055       1,048,323          (86,094)
21st Century Insurance Group..........   16.65%    240,668         192,596           16,041
-----------------------------------------------------------------------------------------------
Total common stocks - affiliates......            $610,842      $2,068,824         $ 13,155
===============================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The remaining equity interest in these investments, except for Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) to acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. On that date, the Ultimate Parent and its subsidiaries owned approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.3% of the outstanding shares that are owned by the Company. On September 27, 2007, the Company's Ultimate Parent completed the merger, the Ultimate Parent and its subsidiaries owned 100% of 21st Century and 21st Century requested that the New York Stock Exchange delist its shares. On December 31, 2007, the Ultimate Parent contributed its 39.3% interest in 21st Century Insurance Group to certain of its other subsidiaries. The Company's ownership percentage did not change. Under applicable statutory accounting principles, the Company's carrying value of its investment in 21st Century was revalued from quoted market value less a discount to a statutory net worth basis, resulting in a decrease of approximately $115,610 to the Company's June 30, 2007 policyholder's surplus.

   The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2007 and 2006, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,368,930 and $1,032,694, respectively.

   During 2007, the Company realized gains of $130,801 from the sale of American International Life Assurance Company and AIG Domestic Claims.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2007 and 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2007 and 2006 and all capital contributions and dividends.

---------------------------------------------------------------------------------------------------
                                                   Assets Received by      Assets Transferred by
                                                       the Company              the Company
---------------------------------------------------------------------------------------------------
  Date of       Explanation of        Name of     Statement
Transaction      Transaction         Affiliate      Value   Description Statement Value Description
---------------------------------------------------------------------------------------------------
 03/19/07         Bond sale             NHIC      $ 28,555     Cash        $ 28,555        Bond
 03/19/07         Bond sale         AIG Casualty    67,801     Cash          67,801        Bond
 03/19/07         Bond sale             C&I         36,452     Cash          36,452        Bond
 03/19/07         Bond sale             ISOP        59,458     Cash          58,121        Bond
 03/19/07         Bond sale          Lexington     139,013     Cash         137,416        Bond
 03/23/07         Bond sale          AIG Excess     25,556     Cash          24,981        Bond
 03/30/07          Dividend            AIGCIG           --      --          500,000        Cash
 05/31/07          Dividend            AIGCIG           --      --           75,000        Cash
 12/03/07          Dividend            AIGCIG           --      --           40,000        Cash
 08/30/07   Purchase of investment     AIGSL       136,735     Bonds        138,478        Cash
 12/17/07   Sale of investment (1)      AIG        191,000     Cash         191,000     Investment
 12/17/07   Sale of investment (2) National Union   59,000     Cash          59,000     Investment
 10/24/07    Capital contribution      AIGCIG        1,840    In kind            --         --
 12/31/07    Capital contribution      AIGCIG          105    In kind            --         --
 12/31/07    Capital contribution       AIG        160,000    In kind            --         --

--------
(1)  Sale of American International Life Assurance Company to AIG
(2)  Sale of AIG Domestic Claims to National Union
AIGSL: AIG Security Lending

------------------------------------------------------------------------------------------
                                          Assets Received by      Assets Transferred by
                                             the Company               the Company
------------------------------------------------------------------------------------------
  Date of    Explanation of    Name of  Statement
Transaction   Transaction     Affiliate   Value    Description Statement Value Description
------------------------------------------------------------------------------------------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash           $--           n/a
06/29/2006  Loan Satisfaction  AIRCO    $  239,966    Cash           $--           n/a
------------------------------------------------------------------------------------------

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2007, 2006 and 2005.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees incurred by the Company to these affiliates during 2007, 2006 and 2005 are outlined in the table below:

   ---------------------------------------------------------------------------
   For the years ended December 31,                  2007     2006     2005
   ---------------------------------------------------------------------------
   AIG Technology, Inc............................ $ 28,562 $ 24,562 $ 24,421
   AIG Global Investment Corp.....................    7,273    6,047    3,668
   AIG Domestic Claims, Inc.......................  109,925  117,231  117,437
   ---------------------------------------------------------------------------
   Total.......................................... $145,760 $147,840 $145,526
   ===========================================================================

   As of December 31, 2007 and 2006, short-term investments included amounts invested in the AIG Managed Money Market Fund of $126,534 and $100,915, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2007 and 2006 amounted to $143,717 and $63,569, respectively.

   During 2007 and 2005, the Company sold premium receivables without recourse to AI Credit Corporation and recorded losses on these transactions as follows.

     ---------------------------------------------------------------------
     As of December 31,                               2007   2006   2005
     ---------------------------------------------------------------------
     Accounts receivable sold....................... $53,865 $--  $191,606
     Losses recorded................................   1,605  --     3,436
     ---------------------------------------------------------------------

   There were no premium receivable sales in 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   As of December 31, 2007 and 2006, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

     ----------------------------------------------------------------------
     As of December 31,                                   2007      2006
     ----------------------------------------------------------------------
     Balances with pool member companies............... $ 48,873 $1,449,305
     Balances less than 0.5% of admitted assets........  103,311     98,281
     ----------------------------------------------------------------------
     Payable to parent, subsidiaries and affiliates.... $152,184 $1,547,586
     ======================================================================
     Balances with pool member companies............... $113,001 $1,434,952
     Balances less than 0.5% of admitted assets........    2,694     49,603
     ----------------------------------------------------------------------
     Receivable from parent, subsidiaries and
       affiliates...................................... $115,695 $1,484,555
     ======================================================================

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. On March 31, 2006 the insured entered into a receivable sale agreement with A.I. Credit Corporation. (a wholly owned AIG subsidiary) to purchase the insured's March 2006 to March 2010 receivables of $117,000 for $100,000. On June 8, 2008 the insured entered into a further receivable sale agreement with A.I. Credit Corporation to purchase the insured's June 2010 to March 2013 receivables of $130,000 for $97,321.

NOTE 6 - REINSURANCE
--------------------

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the years ended December 31,          2007                    2006                     2005
---------------------------------------------------------------------------------------------------------
                                   Written     Earned      Written     Earned      Written      Earned
---------------------------------------------------------------------------------------------------------
 Direct premiums................ $ 6,744,997 $ 7,388,935 $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
 Reinsurance premiums assumed:
    Affiliates..................  11,006,993  11,024,337  11,336,822  11,001,341  11,104,687  11,235,985
    Non-affiliates..............     173,756     107,304      48,750     243,681      23,903    (176,461)
---------------------------------------------------------------------------------------------------------
        Gross premiums..........  17,925,746  18,520,576  18,900,079  18,425,282  17,651,509  17,278,785
---------------------------------------------------------------------------------------------------------
 Reinsurance premiums ceded:
    Affiliates..................   9,049,872   9,598,801   9,833,954   9,534,749   9,252,497   9,022,390
    Non-affiliates..............   1,215,889   1,218,759   1,182,156   1,190,522   1,247,759   1,210,575
---------------------------------------------------------------------------------------------------------
        Net premiums............ $ 7,659,985 $ 7,703,016 $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
=========================================================================================================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2007 and 2006 with the return of the unearned premium reserve is as follows:

                      Assumed Reinsurance    Ceded Reinsurance            Net
---------------------------------------------------------------------------------------
                      Unearned              Unearned              Unearned
                      Premium   Commission  Premium   Commission  Premium    Commission
                      Reserves    Equity    Reserves    Equity    Reserves     Equity
--------------------------------------------------------------------------------------
December 31, 2007
   Affiliates....... $5,562,341  $646,155  $3,295,177  $372,259  $2,267,164   $273,896
   Non-affiliates...     78,003     9,061     493,629    55,766    (415,626)   (46,705)
--------------------------------------------------------------------------------------
   Totals........... $5,640,344  $655,216  $3,788,806  $428,025  $1,851,538   $227,191
======================================================================================
December 31, 2006
   Affiliates....... $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates...     11,551     1,399     496,499    54,641    (484,948)   (53,242)
--------------------------------------------------------------------------------------
   Totals........... $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
======================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

    -----------------------------------------------------------------------
                                         Unearned  Paid Losses Reserves for
                                         Premium       and      Losses and
                                         Reserves      LAE         LAE
    -----------------------------------------------------------------------
    December 31, 2007
       Affiliates...................... $3,295,177  $195,333   $15,139,495
       Non-affiliates..................    493,629   405,240     2,668,848
    -----------------------------------------------------------------------
       Total........................... $3,788,806  $600,573   $17,808,343
    =======================================================================
    December 31, 2006
       Affiliates...................... $3,844,106  $ 82,387   $14,899,524
       Non-affiliates..................    496,499   405,856     2,873,315
    -----------------------------------------------------------------------
       Total........................... $4,340,605  $488,243   $17,772,839
    =======================================================================

The Company's unsecured reinsurance recoverables as of December 31, 2007 in excess of 3.0% of its capital and surplus is set forth in the table below:

  ---------------------------------------------------------------------------
                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------------------------------------------------------------------------
  Affilliates:
     National Union Pool................................          $15,376,524
     American International Underwriters Overseas, Ltd..     --       422,355
     American International Insurance Company...........  32220       395,324
     Transatlantic Reinsurance Company..................  19453       275,284
     New Hampshire Indemnity Company....................  23833       165,096
     AIG Global Trade and Political Risk Insurance Co...  10651       149,420
     American International Life Assurance Co. NY (US)..  60607        25,395
     United Guaranty Insurance Company..................  11715        11,406
     Hartford Steam Boiler Inspection and Insurance Co..  11452         9,316
     Audubon Insurance Company..........................  19933         6,563
     AIG Excess Liability Insurance Company, Ltd........  10932         2,629
     Ascot Syndicate Lloyds 1414........................     --         1,520
     AIUOA..............................................     --         1,314
     AIG General Ins Co (Thailand) (F/Universal)........     --         1,271
     Other affiliates below $1.0 million................     --         4,537
  ---------------------------------------------------------------------------
         Total affiliates...............................          $16,847,954
  ---------------------------------------------------------------------------
     Swiss Re Group.....................................     --       248,811
  ---------------------------------------------------------------------------
         Total non affiliates...........................              248,811
  ---------------------------------------------------------------------------
     Total affiliates and non affiliates................          $17,096,765
  ===========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company reported in its Statements of Income $144, $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0, $0 and $(1,710), respectively, less losses incurred of $144, $12,318 and $41,431, respectively, as a result of commutations with the following reinsurers:

    -----------------------------------------------------------------------
    Company                                            2007  2006    2005
    -----------------------------------------------------------------------
    Trenwick America.................................. $ -- $ 8,280 $    --
    Alea Group........................................   --   2,432      --
    SCOR Reinsurance Company..........................   --      --  42,442
    Other reinsurers below $1 million.................  144   1,606     699
    Total............................................. $144 $12,318 $43,141
    =======================================================================

As of December 31, 2007 and 2006, the Company had reinsurance recoverables on paid losses in dispute of $81,670 and $78,472, respectively.

During 2007, 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $13,734, $30,849 and $65,282, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2007 and 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

  ---------------------------------------------------------------------------
                                            2007                 2006
  ---------------------------------------------------------------------------
                                     Assumed     Ceded    Assumed     Ceded
  ---------------------------------------------------------------------------
  Reserves transferred:

     Initial reserves.............. $ 216,347  $453,727  $ 216,347  $453,727
     Adjustments--prior year(s)....  (173,698)  (25,147)  (171,243)  (33,563)
     Adjustments--current year.....    15,598    16,474     (2,455)    8,416
  ---------------------------------------------------------------------------
     Balance as of December 31,....    58,247   445,054     42,649   428,580
  ---------------------------------------------------------------------------

  Paid losses recovered:

     Prior year(s).................    19,407   367,297     12,212   355,120
     Current year..................     8,354    12,448      7,195    12,177
  --------------------------------------------------------------------------
     Total recovered as of
       December 31,................    27,761   379,745     19,407   367,297
  --------------------------------------------------------------------------
     Carried reserves as of
       December 31,................ $  30,486  $ 65,309  $  23,242  $ 61,283
  ==========================================================================
  Consideration paid or received:

     Initial reserves.............. $ 201,597  $276,437  $ 201,597  $276,437
     Adjustments--prior year(s)....  (180,015)  (14,331)  (180,000)  (18,869)
     Adjustments--current year.....       133       431        (15)    4,538
  --------------------------------------------------------------------------
     Total paid as of December 31,. $  21,715  $262,537  $  21,582  $262,106
  ==========================================================================

                                     Assumed     Ceded    Assumed     Ceded
  --------------------------------------------------------------------------
  Special surplus from
    retroactive reinsurance:

     Initial surplus gain or loss
       realized.................... $      --  $ 47,559  $      --  $ 47,559
     Adjustments--prior year(s)....        --     2,289         --    20,548
     Adjustments--current year.....        --      (515)        --   (18,260)
  --------------------------------------------------------------------------
     Balance as of December 31,
       2007........................ $      --  $ 49,333  $      --  $ 49,847
  ==========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2007, is set forth in the table below:

                                                        2007            2006
----------------------------------------------------------------------------------
Reinsurer                                          Assumed  Ceded  Assumed  Ceded
----------------------------------------------------------------------------------
   American International Reins. Co............... $    -- $44,140         $45,664
   American International Specialty Lines
     Insurance Company............................  26,275      --  17,247
   AXA Corporate Solutions........................      --   1,354
   Commerce and Industry Insurance Company of
     Canada.......................................   4,174      --   5,930
   Lyndon Property Ins. Company...................      --   1,142           1,780
   PEG Reinsurance Co.............................      --  13,978           8,830
   All other reinsurers less than $1.0 million....      37   4,695      65   5,009
----------------------------------------------------------------------------------
   Total.......................................... $30,486 $65,309 $23,242 $61,283
==================================================================================

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006, the Company's deposit assets and liabilities were comprised of the following:

                                                                  Deposit    Deposit   Funds Held Funds Held
                                                                  Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------------------------------------
December 31, 2007:
   Direct........................................................ $     --  $ 95,122    $    --    $     --
   Assumed.......................................................       --    94,389     98,917          --
   Ceded.........................................................  751,468        --         --     695,928
-------------------------------------------------------------------------------------------------------------
   Total......................................................... $751,468  $189,511    $98,917    $695,928
=============================================================================================================

                                                                  Deposit    Deposit   Funds Held Funds Held
                                                                  Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------------------------------------
December 31, 2006:
   Direct........................................................ $     --  $ 77,954    $    --    $     --
   Assumed.......................................................       --    94,342     94,279          --
   Ceded.........................................................  809,537        --         --     703,508
-------------------------------------------------------------------------------------------------------------
   Total......................................................... $809,537  $172,296    $94,279    $703,508
=============================================================================================================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2007 and 2006 is set forth in the table below:

                                                                           2007                   2006
----------------------------------------------------------------------------------------------------------------
                                                                   Deposit     Deposit    Deposit      Deposit
                                                                    Assets   Liabilities   Assets    Liabilities
----------------------------------------------------------------------------------------------------------------
Balance at January 1                                              $ 809,537   $172,296   $1,336,343  $  486,910
   Deposit activity, including loss recoveries...................  (106,254)    17,935     (654,672)   (343,610)
   Interest income or expense, net of amortization of margin.....    39,148       (720)     113,438      28,996
   Non-admitted asset portion....................................     9,037         --       14,428          --
----------------------------------------------------------------------------------------------------------------
Balance as of December 31........................................ $ 751,468   $189,511   $  809,537  $  172,296
================================================================================================================

                                                                           2007                   2006
----------------------------------------------------------------------------------------------------------------
                                                                  Funds Held Funds Held  Funds Held  Funds Held
                                                                    Assets   Liabilities   Assets    Liabilities
----------------------------------------------------------------------------------------------------------------
Balance at January 1............................................. $  94,279   $703,508   $  432,987  $1,006,426
   Contributions.................................................     4,664      1,016           --      60,915
   Withdrawals...................................................       (26)   (54,096)    (355,065)   (422,715)
   Interest......................................................        --     45,500       16,357      58,882
----------------------------------------------------------------------------------------------------------------
Balance as of December 31........................................ $  98,917   $695,928   $   94,279  $  703,508
================================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


As of December 31, 2007 and 2006, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $611,039 and $630,370, respectively.

During 2007 and 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets of $50,593 and $406,719, respectively, and funds held on deposit accounting liability of $1,347 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets-$97,009, funds held on deposit accounting-$332,073, deposit accounting liability-$314,735 and funds held on deposit accounting liability-$82,054.

NOTE 9 - FEDERAL INCOME TAXES
-----------------------------

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2007 and 2006, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2007 and 2006 are as follows:

   ------------------------------------------------------------------------
   As of December 31,                                    2007        2006
   ------------------------------------------------------------------------
   Gross deferred tax assets......................... $1,205,925  $1,236,352
   Gross deferred tax liabilities....................    526,581     351,266
   ------------------------------------------------------------------------
   Net deferred tax assets/liabilities...............    679,344     885,086
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes...................    296,766     463,186
   ------------------------------------------------------------------------
   Net admitted deferred tax assets                   $  382,578  $  421,900
   ========================================================================
   Increase in non-admitted deferred tax assets
      Adjustment to December 31, 2006 Surplus........    (83,683)
   Change in non-admitted deferred tax
     assets-current year............................. $  250,103
   ------------------------------------------------------------------------
   Change in non-admitted deferred tax assets........ $  166,420
   ========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company's current federal income tax expense (benefit) was comprised of the following:

-----------------------------------------------------------------------------------------
For the years ended December 31,                               2007     2006      2005
-----------------------------------------------------------------------------------------
Income tax expense (benefit) on net underwriting and net
  investment income......................................... $309,946 $261,144 $(252,358)
Federal income tax adjustment-prior year....................   38,413    2,119     9,311
-----------------------------------------------------------------------------------------
Current income tax expense (benefit)........................ $348,359 $263,263 $(243,047)
=========================================================================================

Income tax on realized capital gains........................ $ 29,141 $ 29,092 $  20,492
=========================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The composition of the Company's net deferred tax assets as of December 31, 2007 and 2006, and changes in deferred income taxes for 2007 is set forth in the table below:

-------------------------------------------------------------------------------------------------
As of December 31,                                                2007        2006       Change
-------------------------------------------------------------------------------------------------
Deferred Tax Assets...........................................
   Loss reserve discount...................................... $  402,282  $  476,856  $ (74,574)
   Non-admitted assets........................................    208,445     160,128     48,317
   Unearned premium reserve...................................    313,279     316,291     (3,012)
   Partnership adjustments....................................     40,925      33,192      7,733
   Bad debt...................................................    151,901     183,902    (32,001)
   Other temporary difference.................................     89,093      65,983     23,110
-------------------------------------------------------------------------------------------------
       Gross deferred tax assets..............................  1,205,925   1,236,352    (30,427)
     Non-admitted deferred tax assets.........................   (296,766)   (546,869)   250,103
     Non-admitted deferred tax assets-Adj to Dec 31 2006
       surplus................................................         --      83,683    (83,683)
-------------------------------------------------------------------------------------------------
       Admitted deferred tax assets...........................    909,159     773,166    135,993
-------------------------------------------------------------------------------------------------
Deferred tax liabilities......................................
   Unrealized capital gains...................................   (393,879)   (236,490)  (157,389)
   Deferred tax remediation-Adj to Dec 31, 2006 surplus.......         --     (83,683)    83,683
   Partnership adjustments....................................    (67,403)     (7,437)   (59,966)
   Other temporary differences................................    (65,299)    (23,656)   (41,643)
-------------------------------------------------------------------------------------------------
   Gross deferred tax liabilities.............................   (526,581)   (351,266)  (175,315)
-------------------------------------------------------------------------------------------------
       Net admitted deferred tax assets....................... $  382,578  $  421,900  $ (39,322)
=================================================================================================
   Gross deferred tax assets.................................. $1,205,925  $1,236,352  $ (30,427)
   Gross deferred tax liabilities.............................   (526,581)   (351,266)  (175,315)
-------------------------------------------------------------------------------------------------
   Net deferred tax assets.................................... $  679,344  $  885,086  $(205,742)
=================================================================================================
   Income tax effect of unrealized capital (gains)/losses.....                           157,389
   Income tax effect of unrealized capital (gains) / losses
     -remediation adjustments.................................                           (25,438)
-------------------------------------------------------------------------------------------------
   Change in net deferred income taxes........................                         $ (73,791)
=================================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2007, 2006 and 2005 are as follows:

                                                            2007                   2006                  2005
---------------------------------------------------------------------------------------------------------------------
                                                     Amount    Tax Effect   Amount    Tax Effect   Amount   Tax Effect
---------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and capital
  gain taxes...................................... $1,725,242  $ 603,835  $1,271,556  $ 445,045  $(408,280) $(142,898)
Book to tax adjustments:
   Tax exempt income and dividends received
     deduction, net of proration..................   (543,812)  (190,334)   (455,068)  (159,274)  (296,930)  (103,926)
   Intercompany dividends.........................     (5,993)    (2,097)    (21,938)    (7,678)   (11,240)    (3,934)
   Meals and entertainment........................      1,749        612          --         --         --         --
   Non-deductible penalties.......................      1,508        528          --         --         --         --
   Change in non-admitted assets..................   (138,048)   (48,317)    132,784     46,474    (54,557)   (19,095)
   Federal income tax adjustment--prior year......         --     55,224          --         --         --     (9,311)
   Remediation adjustments........................         --         --     (17,777)    (6,222)  (103,837)   (36,343)
   Change in tax reserves.........................         --         --          --         --         --    (21,763)
   Change in tax position.........................         --     31,840          --         --         --         --
   Foreign tax credits............................         --         --          --    (14,104)        --    (52,544)
   Other..........................................         --         --          --      1,384         --        631
---------------------------------------------------------------------------------------------------------------------
   Total book to tax adjustments..................   (684,596)  (152,544)   (361,999)  (139,420)  (466,564)  (246,285)
---------------------------------------------------------------------------------------------------------------------
Federal taxable income............................ $1,040,646  $ 451,291  $  909,557  $ 305,625  $(874,844) $(389,183)
=====================================================================================================================

Current federal income tax expense................             $ 348,359              $ 263,263             $(243,047)
Income tax on net realized capital gains..........                29,141                 29,092                20,492
Change in deferred income taxes...................                73,791                 13,270              (166,628)
                                                               ---------              ---------             ---------
Total federal income tax benefit..................             $ 451,291              $ 305,625             $(389,183)
                                                               =========              =========             =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

--------------------------------------------------------------------------------

     ----------------------------------------------------------------------
     Current year                                                 $ 225,980
     ------------                                                 ---------
     First preceding year........................................ $188,321
     ----------------------------------------------------------------------

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2007, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $231,602 during 2007 and $372,256 during 2006.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

          ------------------------------------------------------------
          Gross unrecognized tax benefits at January 1,         2007
          ------------------------------------------------------------
             Increases in tax positions for prior years....... $ 3,527
             Decreases in tax positions for prior years.......  33,171
             Increases in tax positions for current years.....      --
             Lapse in statute of limitations..................      --
             Settlements......................................      --
          ------------------------------------------------------------
          Gross unrecognized tax benefits at December 31, 2007 $36,698
          ============================================================

At December 31, 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $36,698. The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $36,698.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2007 and December 31, 2007, the Company had accrued $727 and $6,868 respectively, for the payment of interest and penalties. For the year ended December 31, 2007, the Company recognized $6,141 of interest and penalties in the Statement of Income.

The Company does not believe that there will be a material change to the balance of unrecognized tax benefit within the next twelve months.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

                     Major Tax Jurisdictions Open Tax Years
                     --------------------------------------
                          United States.....   1997-2006

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS
--------------------------------------------------------------

A. Pension
   -------

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, entitled Accounting for Pensions.

   --------------------------------------------------------
   As of December 31,                   2007       2006
   --------------------------------------------------------
   Fair value of plan assets........ $3,004,869 $2,637,415
   Less projected benefit obligation  2,719,971  2,673,615
   --------------------------------------------------------
   Funded status.................... $  284,898 $  (36,200)
   ========================================================

   The Company's share of net expense for the qualified pension plan was $5,001, $9,000 and $6,500 for the years ended December 31, 2007, 2006 and
   2005, respectively.

   The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2007 and 2006, the Company recorded in other liabilities its pension liabilities which amounted to $6,018 and $2,705, respectively.

B. Postretirement Benefit Plans
   ----------------------------

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over. AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
   (SSAP) No. 11, entitled Postemployment Benefits and Compensated Absences as of December 31, 2007 and 2006 were $190,417 and $184,884, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $310, $282 and $200 for the years ended December 31, 2007, 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2007, 2006 and 2005 are set forth in the table below:

   -------------------------------------------------------------------------
   As of December 31,                            2007      2006      2005
   -------------------------------------------------------------------------
      Discount rate...........................     6.50%     6.00%     5.50%
      Rate of compensation increase (average).     4.25%     4.25%     4.25%
      Measurement date........................ December  December  December
                                               31, 2007  31, 2006  31, 2005

      Medical cost trend rate.................      N/A       N/A       N/A
   =========================================================================

C. Stock Option and Deferred Compensation Plans
   --------------------------------------------

   Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2007, 2006 and 2005, AIG allocated $14,028, $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D. Post-employment Benefits and Compensated Balances
   -------------------------------------------------

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


E. Impact of Medicare Modernization Act on Post Retirement Benefits
   ----------------------------------------------------------------

   On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2007 is $3,677.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
-------------------------------------------------------

A. Capital and Surplus
   -------------------

The portion of unassigned surplus as of December 31, 2007 and 2006 represented by each item below is as follows:

   -------------------------------------------------------------------------
                                                       2007         2006
   -------------------------------------------------------------------------
   Unrealized gains................................ $2,030,455  $ 2,001,686
   Non-admitted asset values....................... $ (976,915) $(1,161,800)
   Provision for reinsurance....................... $ (115,844) $  (128,824)
   =========================================================================

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

   During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


B. Risk-Based Capital Requirements
   -------------------------------

   The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2007 reporting period.

C. Dividend Restrictions
   ---------------------

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2007, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2007) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2007, the maximum dividend payment, which may be made without prior approval during 2008, is approximately $729,696.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

   During 2007, the Company paid $615,000 in ordinary dividends to AIGCIG. Refer to Note 5E for additional information.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


NOTE 12 - CONTINGENCIES
-----------------------

A. Legal Proceedings
   -----------------

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000 plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court has stayed all proceedings pending an appeal by the intervening plaintiffs of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions.

   On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Plaintiffs) sued (i) The Robert Plan Corporation
   (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Plaintiffs; (ii) certain affiliates of RPC; and
   (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On
   March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Plaintiffs in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000 unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

   Because Eagle and Newark are in rehabilitation with the Commissioner of the New Jersey Department of Banking and Insurance as rehabilitator, the AIG Parties believe that only the Commissioner - and not RPC - has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding.

   The AIG Plaintiffs believe RPC's counterclaims, as well as the claims asserted by RPC, Eagle and Newark in the New Jersey action, are without merit and intend to defend them vigorously, but cannot now estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

   Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements. It is possible that additional civil or regulatory proceedings will be filed by other state regulators.

   On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

   On May 24, 2007, the National Workers Compensation Reinsurance Pool (the
   Pool), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On August 6, 2007, the court denied AIG's motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied AIG's motion to dismiss the complaint. AIG filed its answer on January 22, 2008. On February 5, 2008, following agreement of the parties, the court entered an order staying all proceedings; that stay was lifted on March 14, 2008. On March 17, 2008, AIG filed an amended answer, counterclaims, and third-party complaint against the Pool, its board members, and certain of the workers compensation carriers that are members of the Pool. The third-party complaint alleges claims under the Racketeering Influenced and Corrupt Organizations Act, in addition to conspiracy, fraud, and other state law claims. Discovery in this case has been stayed through June 17, 2008.

   A lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, was dismissed on March 28, 2008. The deadline for the plaintiffs to file a Notice of Appeal from this ruling is April 28, 2008.

   A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. The complaint in the action was amended on March 24, 2008, and AIG's deadline to respond is April 14, 2008.

   In April 2007, the National Association of Insurance Commissioners (the
   NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In early 2008, AIG was

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   informed that the Settlement Review Working Group had been disbanded in favor of a multi-state targeted market conduct exam focusing on workers compensation insurance, which is in progress.

   After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

   The consolidated actions have proceeded in that court in two parallel actions, In re Insurance Brokerage Antitrust Litigation (the First Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the First Employee Benefits Complaint, and, together with the First Commercial Complaint, the multi-district litigation).

   The plaintiffs in the First Commercial Complaint were nineteen corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company of Pittsburgh, Pa., American International Specialty Lines Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Insurance Company of the State of Pennsylvania, American International Insurance Company and The Hartford Steam Boiler Inspection and Insurance Company. The First Commercial Complaint also named ten brokers and fourteen other insurers as defendants (two of which have since settled). The First Commercial Complaint alleged that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The First Commercial Complaint also alleged that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the First Commercial Complaint alleged that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs asserted that the defendants violated the Sherman Antitrust Act, RICO, the antitrust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs sought treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

   The plaintiffs in the First Employee Benefits Complaint were nine individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from August 26, 1994 to the date of any class certification. The First Employee Benefits Complaint named AIG, and certain of its subsidiaries, including American Home, as well as eleven brokers and five other insurers, as defendants. The activities alleged

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   in the First Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the First Commercial Complaint.

   On October 3, 2006, Judge Hochberg of the District of New Jersey reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss the multi-district litigation. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants in the two consolidated actions, filed renewed motions to dismiss on November 30, 2006. On February 16, 2007, the case was transferred to Judge Garrett E. Brown, Chief Judge of the District of New Jersey. On April 5, 2007, Chief Judge Brown granted the defendants' renewed motions to dismiss the First Commercial Complaint and First Employee Benefits Complaint with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days, later extended to 45 days, to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that were part of the multi-district litigation until any renewed motions to dismiss the amended complaints were resolved.

   A number of complaints making allegations similar to those in the First Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation proceeding. These efforts have generally been successful, although plaintiffs in one case pending in Texas state court have moved to re-open discovery; a hearing on that motion is scheduled for April 9, 2008. Notably, AIG has recently settled several of the various federal and state actions alleging claims similar to those in the multi-district litigation.

   Plaintiffs filed amended complaints in both In re Insurance Brokerage Antitrust Litigation (the Second Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Second Employee Benefits Complaint) along with revised particularized statements in both actions on May 22, 2007. The allegations in the Second Commercial Complaint and the Second Employee Benefits Complaint were substantially similar to the allegations in the First Commercial Complaint and First Employee Benefits Complaint, respectively. The complaints also attempted to add several new parties and delete others; the Second Commercial Complaint added two new plaintiffs and twenty seven new defendants (including three new AIG defendants), and the Second Employee Benefits Complaint added eight new plaintiffs and nine new defendants (including two new AIG defendants). The defendants filed motions to dismiss the amended complaints and to strike the newly added parties. The Court granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The Court declined to exercise supplemental jurisdiction over the state law claims in the Second Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Second Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Second Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Second Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Second Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   Several tag-along actions that were consolidated before Chief Judge Brown are still pending in the District Court. Those actions are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the Second Commercial Complaint and the Second Employee Benefits Complaint. On February 19, 2008, Appellants filed their appeal brief with the Third Circuit with respect to the Second Commercial Complaint, and Appellees filed their brief on April 7, 2008. Oral argument has not yet been scheduled in that appeal.

   On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Second Commercial Complaint, alleges that AIG and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint seeks treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. AIG, along with other co-defendants, moved to dismiss the complaint on November 16, 2007, and a hearing on the motion to dismiss is currently scheduled for April 29, 2008. Discovery is stayed in the case pending a ruling on the motion to dismiss or until May 15, 2008, whichever occurs first.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are occupationally ill or injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   jurisdictional ruling.

   On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The Court has preliminarily approved the settlement and payment of the settlement funds was made into an escrow account on February 8, 2008. The court will hold a final approval hearing on May 29, 2008. In the meantime, the appeal as to the other defendants remains pending. In the event that the settlement is not finally approved, AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not currently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves
   -----------------------------------

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

   The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

   The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

   The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2007, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                                             Asbestos Losses               Environmental Losses
-------------------------------------------------------------------------------------------------------------------
                                                      2007        2006        2005       2007      2006      2005
-------------------------------------------------------------------------------------------------------------------
Direct :
Loss and LAE reserves, beginning of year.......... $1,098,137  $1,087,625  $  693,044  $178,384  $288,676  $256,889
   Incurred losses and LAE........................     34,757     159,878     489,955      (468)  (75,819)   63,051
   Calendar year paid losses and LAE..............   (149,863)   (149,366)    (95,374)  (40,781)  (34,473)  (31,264)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year................ $  983,031  $1,098,137  $1,087,625  $137,135  $178,384  $288,676
===================================================================================================================
Assumed:
Loss and LAE reserves, beginning of year.......... $   97,344  $   97,399  $   90,162  $  4,948  $  6,561  $  6,626
   Incurred losses and LAE........................      5,160      14,332      14,722     1,386    (1,462)      830
   Calendar year paid losses and LAE..............    (12,849)    (14,387)     (7,485)     (401)     (151)     (895)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE reserves, end of year................ $   89,655  $   97,344  $   97,399  $  5,933  $  4,948  $  6,561
===================================================================================================================
Net of reinsurance:
Loss and LAE reserves, beginning of year.......... $  533,105  $  518,246  $  348,261  $ 92,210  $134,977  $142,025
   Incurred losses and LAE........................     10,155      83,696     209,273     1,691   (22,324)   16,410
   Calendar year paid losses and LAE..............    (79,170)    (68,837)    (39,288)  (22,273)  (20,443)  (23,458)
-------------------------------------------------------------------------------------------------------------------
Loss and LAE reserves, end of year................ $  464,090  $  533,105  $  518,246  $ 71,628  $ 92,210  $134,977
===================================================================================================================

The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                        Asbestos Losses         Environmental Losses
------------------------------------------------------------------------------------------------------
                                                     2007     2006     2005    2007    2006     2005
------------------------------------------------------------------------------------------------------
Direct basis...................................... $619,127 $736,453 $780,191 $56,093 $70,439 $126,306
Assumed reinsurance basis.........................   44,945   61,885   61,056   1,191     614    1,383
Net of ceded reinsurance basis....................  296,910  378,726  373,664  25,942  37,524   61,177

The amount of ending reserves for loss adjustment expenses included in the table above for Asbestos and Environmental losses is as follows:

                                                       Asbestos Losses      Environmental Losses
--------------------------------------------------------------------------------------------------
                                                    2007    2006    2005    2007    2006    2005
--------------------------------------------------------------------------------------------------
Direct basis...................................... $68,792 $81,828 $86,688 $24,040 $30,189 $54,131
Assumed reinsurance basis.........................   6,570   6,876   6,784     351     263     593
Net of ceded reinsurance basis....................  34,565  42,081  41,518  10,958  16,082  26,219

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2007 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------

indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases
   ------

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $44,783, $38,451 and $34,816 in 2007, 2006 and 2005,
   respectively.

   At January 1, 2008, the minimum annual aggregate rental commitments are as follows:

          2008.............................................. $ 54,090
          2009..............................................   51,789
          2010..............................................   51,290
          2011..............................................   49,518
          2012..............................................   51,631
          Thereafter........................................  333,418
          -----------------------------------------------------------
             Total minimum lease payments................... $591,736
          ===========================================================

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

D. Other Contingencies
   -------------------

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2007, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2007, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $667,318, and included unrecorded loss contingencies of $802,835.

   As part of its private equity portfolio investment, as of December 31, 2007 the Company may be called upon for an additional capital investment of up to $667,318. The Company expects only a small portion of this portfolio will be called during 2008.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS
-----------------------------------

The Company underwrites a significant concentration of its direct business with brokers.

As of December 31, 2007 and 2006, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,620,497 and $3,833,600, respectively. As of December 31, 2007 and 2006, the amount billed and recoverable on paid claims amounted to $289,629 and $332,913, respectively, of which $16,272 and $19,716, respectively, were non-admitted.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2007, 2006 and 2005, policyholder dividends amounted to $123, $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

As of December 31, 2007 and 2006, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

        ----------------------------------------------------------------
        Other Admitted Assets                         2007       2006
        ----------------------------------------------------------------
        Guaranty funds receivable or on deposit... $  18,468  $  18,220
        Loss funds on deposit.....................   103,439     92,573
        Outstanding loss drafts--suspense accounts   430,304    489,807
        Accrued recoverables......................        --      4,691
        Other.....................................    25,777      3,176
        Allowance for doubtful accounts...........  (395,847)  (429,224)
        ----------------------------------------------------------------
           Total other admitted assets............ $ 182,141  $ 179,243
        ================================================================

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2007 the Company's liability for insolvency assessments amounted to $39,027 with a related asset for premium tax credits of $18,468. Of the amount accrued, the Company expects to pay approximately $20,558 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,041 of premium tax offset credits and the associated liability in years two through five. The remaining $6,427 will be realized between years five and ten.

The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2007 and 2006, the Company had established an allowance for doubtful accounts of $395,847 and $429,224, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

                        AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                       DECEMBER 31, 2007, 2006 AND 2005

                                (000's OMITTED)
--------------------------------------------------------------------------------


During 2007, 2006 and 2005, the Company recorded $89,886, $49,761 and $145,742, respectively, of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

As of December 31, 2007 and 2006, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

--------------------------------------------------------------------------------
Other liabilities                                               2007     2006
--------------------------------------------------------------------------------
Other liabilites............................................. $153,990 $107,092
Amounts withheld or retained by company for account of others   13,840   28,058
Loss clearing................................................   15,325   12,166
Policyholder funds on deposit................................   11,341   11,572
Liability for pension and severance pay......................    6,018    2,705
Remmittances and items not allocated.........................   39,116   37,240
Accrued retrospective premiums...............................   41,587   77,001
Accounts payable.............................................   24,852   23,743
Deferred commission earnings.................................   11,890   10,039
Service carrier liabilty.....................................    9,195    2,336
Retroactive reinsurance payable..............................   16,299  (14,859)
--------------------------------------------------------------------------------
Total other liabilties....................................... $343,453 $297,093
================================================================================

NOTE 14 - SUBSEQUENT EVENTS
---------------------------

In January 2008, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2007 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2007 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2006 surplus position.

Refer to other subsequent events in Notes 5 and 11.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A

                        INDEPENDENCE PLUS CONTRACT SERIES
                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:

     (i) Audited Financial Statements - The Variable Annuity Life Insurance Company
          Report of Independent Registered Public Accounting Firm
          Consolidated Balance Sheets
          Consolidated Statements of Income and Comprehensive Income Consolidated Statements of Cash Flows
          Notes to Consolidated Financial Statements

     (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A
          Report of Independent Registered Public Accounting Firm
          Statement of Net Assets
          Statement of Operations
          Statements of Changes in Net Assets
          Notes to Financial Statements

     (iii) Statutory Financial Statements - American Home Assurance Company Report of Independent Auditors
          Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2007 and 2006
          Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007, 2006 and 2005
          Statements of Cash Flow for the years ended December 31, 2007, 2006 and 2005
          Notes to Statutory Basis Financial Statements

(b)  Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (3)

2.   Not Applicable.

3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (4)

4(a). Form of Individual Annuity Contract (Form UIT-585-96). (1)

4(b). Form of Group Annuity Contract (Form UITG-585-96). (1)

4(c). Form of Certificate of Participation under Group Annuity Contract (Form
     UITG-CB-585-96). (1)

5(a). Form of Application for Annuity Contract (UIT-585-96 and UITG-CB-585-96).
     (2)

5(b). Form of Group Master Application for Flexible Payment Group Annuity
     Contract (Form UITG-585-96). (1)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable
     Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of
     Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990. (1)

6c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001. (3)

7.   Not Applicable.

8(a). General Guarantee Agreement between The Variable Annuity Life Insurance
     Company and American Home Assurance Company. (5)

8(b). Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006 (8).

9(a). Opinion and consent of counsel for Depositor. (6)

9(b). Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
     American Home Assurance Company. (6)

10.  Consent of Independent Registered Public Accounting Firm. (Filed herewith).

11.  Not Applicable.

12.  Not Applicable.

13.  Calculation of standard and nonstandard performance information. (1)

14(a). Powers of Attorney - The Variable Annuity Life Insurance Company. (7)

14(b). Powers of Attorney - American Home Assurance Company. (Filed herewith)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (2)

----------
(1) Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 23, 1997, Accession No. 0000950129-97-001680.

(2) Incorporated by reference to Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 27, 1998, Accession No. 0000950129-98-001760.

(3) Incorporated by reference to Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 2-96223/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2003, Accession No. 0000950129-03-002383.

(4) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-124398/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, Accession No. 0000354912-05-000050.

(6) Incorporated by reference to Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 112 under The Investment Company Act of 1940, File Nos. 333-124398 and 811-03240, filed on October 25, 2005,
     Accession No. 0000950129-05-010060.

(7) Incorporated by reference to Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 124 under The Investment Company Act of 1940, File Nos. 333-124398 and 811-03240, filed on May 1, 2006,
     Accession No. 0000950129-06-004646.

(8) Incorporated by reference to Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 124 under The Investment Company Act of 1940, File Nos. 333-124398 and 811-03240, filed on May 1, 2007,
     Accession No. 0000950129-07-009704.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES AND PRINCIPAL        POSITIONS AND OFFICES
BUSINESS ADDRESS           HELD WITH DEPOSITOR
-------------------        ---------------------
Officer                    Title
Jay S. Wintrob*            Director
Bruce R. Abrams            Director, President and Chief Executive Officer
Michael J. Akers           Director, Senior Vice President & Chief Actuary
Jim Coppedge               Director, Senior Vice President and General Counsel
N. Scott Gillis**          Director, Senior Vice President & Principal Financial Officer
Sharla A. Jackson***       Director, Executive Vice President - Operations
Kathleen M. McCutcheon     Director and Senior Vice President - Human Resources
Christopher J. Swift****   Director
Shawn Duffy                Executive Vice President
Greg Garvin                Executive Vice President
Michael J. Perry           Executive Vice President - National Sales
Jay G. Wilkinson           Executive Vice President - Group Management
Leslie K. Bates            Senior Vice President
Lillian Caliman            Senior Vice President & Divisional Chief Information Officer
Evelyn Curran              Senior Vice President - Product Development
David H. den Boer          Senior Vice President & Chief Compliance Officer
Terry B. Festervand        Senior Vice President  & Treasurer
Glenn Harris               Senior Vice President - Group Management
Thomas G. Norwood          Senior Vice President - Broker/Dealer Operations
Kellie Richter             Senior Vice President - Marketing Strategy
Brenda Simmons             Senior Vice President
Robert E. Steele***        Senior Vice President - Specialty Products
Richard L. Bailey          Vice President - Group Actuarial
David E. Ballard*          Vice President
William B. Bartelloni      Vice President
Kurt W. Bernlohr           Vice President - Annuity Products
Mary C. Birmingham         Vice President
Gregory Stephen Broer      Vice President - Actuarial
Laurel Cochennet           Vice President
Richard A. Combs           Vice President - Actuarial
Neil J. Davidson           Vice President - Actuarial
Robin F. Farris            Vice President
Darlene Flagg              Vice President - Case Development
Mark D. Foster             Vice President - VFA Compensation
Daniel Fritz               Vice President - Actuarial
Marc Gamsin*               Vice President
David W. Hilbig            Vice President - Education Services & Marketing Communications
Eric B. Holmes             Vice President
Michael R. Hood            Vice President
Jeffery M. Hughes          Vice President
Stephen M. Hughes          Vice President - Marketing
Paul Jackson               Vice President
Joanne M. Jarvis           Vice President - Sales Planning & Reporting
Dave Jorgensen             Vice President and Controller
Joan M. Keller             Vice President - Client Service Processing

Ted G. Kennedy             Vice President - Government Relations
Calvin King                Vice President - North Houston CCC
Gary J. Kleinman****       Vice President
Joseph P. McKernan*        Vice President - Information Technology
Lou McNeal                 Vice President
Michael M. Mead*           Vice President
Greg Outcalt*              Vice President
Rembert R. Owen, Jr.       Vice President and Assistant Secretary
Richard W. Schraub         Vice President
Richard W. Scott****       Vice President and Chief Investment Officer
Cynthia S. Seeman          Vice President
Katherine Stoner           Vice President and Secretary
Richard Turner             Vice President - Retirement Services Tax
Krien Verberkmoes          Vice President - Sales Compliance
Darla G. Wilton            Vice President - National Sales
William Fish               Investment Officer
Troy Fukumoto*             Investment Officer
Roger E. Hahn              Investment Officer
Locklan O. McNew           Investment Officer
Craig R. Mitchell****      Investment Officer
Alan Nussenblatt*          Investment Officer
Russell Lessard            Chief AML Officer
W. Larry Mask              Real Estate Investment Officer & Assistant Secretary
Daniel R. Cricks           Tax Officer
Tracey E. Harris           Assistant Secretary
Debra L. Herzog            Assistant Secretary
Paula G. Payne             Assistant Secretary
Connie E. Pritchett***     Assistant Secretary
John Fleming               Assistant Treasurer
Paul Hoepfl                Assistant Treasurer
Robert C. Bauman           Administrative Officer
Joyce Bilski               Administrative Officer
Kara R. Boling             Administrative Officer
Fred Caldwell              Administrative Officer
Debbie G. Fewell***        Administrative Officer
Tom Goodwin                Administrative Officer
Wendy Green***             Administrative Officer
Carolyn Gutierrez          Administrative Officer
Ted D. Hennis***           Administrative Officer
Richard D. Jackson         Administrative Officer
Kathleen Janos             Administrative Officer
Joella McPherson           Administrative Officer
David Malleck***           Administrative Officer
Steven Mueller             Administrative Officer
Linda Pinney               Administrative Officer
Sheryl Reed                Administrative Officer
Carolyn Roller***          Administrative Officer
Diana Smirl***             Administrative Officer
Kathryn T. Smith           Administrative Officer
Thomas M. Ward             Administrative Officer

*    1 SunAmerica Center, Los Angeles, California 90067-6022

**   21650 Oxnard Ave., Woodland Hills, California 91367

***  205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No.
0000950123-

08-002280, filed February 28, 2008 and incorporated herein by reference. The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2008, a date within 90 days prior to the date of filing, there were 28,611 individual contract owners and 15,215 group contract owners of the qualified contracts offered by the Independence Plus prospectus. As of March 31, 2008 there were 7 individual contract owners and 1,124 group contract owners of the non-qualified contracts offered by the Independence Plus prospectus.

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

NAME AND PRINCIPAL        POSITION AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS          AMERICAN GENERAL DISTRIBUTORS, INC.
------------------   -----------------------------------------------
Evelyn Curran        Director, Chief Executive Officer and President
Katherine Stoner     Director and Secretary
David H. den Boer    Director and Senior Vice President
Thomas G. Norwood    Executive Vice President
Krien VerBerkmoes    Chief Compliance Officer
John Reiner          Chief Financial Officer and Treasurer
Daniel R. Cricks     Tax Officer
Robert C. Bauman     Administrative Officer
Tom Ward             Administrative Officer
Terry Festervand     Assistant Treasurer
Kathleen Janos       Assistant Treasurer
Paul Hoepfl          Assistant Treasurer
Debra L. Herzog      Assistant Secretary
Paula G. Payne       Assistant Secretary

(c)  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated there under will be in the physical possession of:

The Variable Annuity Life Insurance Company
Attn: Operations Administration
2929 Allen Parkway
Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

     (1) To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (2) To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     (3) To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c.   Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

     (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

     (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

     (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;

     (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

UNDERTAKINGS OF THE DEPOSITOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (1) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information, which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

                                   SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2008.

                                        THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY SEPARATE ACCOUNT A
                                        (Registrant)

                                        BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant and
                                            itself)


                                        BY: /s/ KATHERINE STONER
                                            ------------------------------------
                                            Katherine Stoner
                                            Vice President, Deputy General
                                            Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                               Title                            Date
---------                               -----                            ----


*                                       Director                         April 30, 2008
-------------------------------------
Jay S. Wintrob


*                                       Director and Chief               April 30, 2008
-------------------------------------   Executive Officer
Bruce R. Abrams


*                                       Director                         April 30, 2008
-------------------------------------
Michael J. Akers


*                                       Director                         April 30, 2008
-------------------------------------
Jim Coppedge


*                                       Director and Principal           April 30, 2008
-------------------------------------   Financial Officer
N. Scott Gillis


*                                       Director                         April 30, 2008
-------------------------------------
Sharla A. Jackson


*                                       Director                         April 30, 2008
-------------------------------------
Kathleen M. McCutcheon


*                                       Director                         April 30, 2008
-------------------------------------
Christopher J. Swift


/s/ DAVID JORGENSEN                    Vice President and Controller    April 30, 2008
-------------------------------------   (Principal Accounting Officer)
David Jorgensen


*/s/ KATHERINE STONER                   Attorney-In-Fact                 April 30, 2008
-------------------------------------
Katherine Stoner

                                   SIGNATURES

     American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of April, 2008.

                                        AMERICAN HOME ASSURANCE COMPANY


                                        BY:/S/ ROBERT S. SCHIMEK
                                           -------------------------------------
                                           ROBERT S. SCHIMEK
                                           CHIEF FINANCIAL OFFICER, SENIOR VICE
                                           PRESIDENT AND TREASURER

     This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                      Date
---------                               -----                      ----


*KRISTIAN PHILIP MOOR                   Director and Chairman      April 30, 2008
-------------------------------------
KRISTIAN PHILIP MOOR


*JOHN QUINLAN DOYLE                     Director and President     April 30, 2008
-------------------------------------
JOHN QUINLAN DOYLE


*ROBERT S. SCHIMEK                      Director, Senior Vice      April 30, 2008
-------------------------------------   President, and Treasurer
ROBERT S. SCHIMEK


*MERTON BERNARD AIDINOFF                Director                   April 30, 2008
-------------------------------------
MERTON BERNARD AIDINOFF


*CHARLES H. DANGELO                     Director                   April 30, 2008
-------------------------------------
CHARLES H. DANGELO


*DAVID NEIL FIELDS                      Director                   April 30, 2008
-------------------------------------
DAVID NEIL FIELDS


*KENNETH VINCENT HARKINS                Director                   April 30, 2008
-------------------------------------
KENNETH VINCENT HARKINS


*DAVID LAWRENCE HERZOG                  Director                   April 30, 2008
-------------------------------------
DAVID LAWRENCE HERZOG


*ROBERT EDWARD LEWIS                    Director                   April 30, 2008
-------------------------------------
ROBERT EDWARD LEWIS


*WIN JAY NEUGER                         Director                   April 30, 2008
-------------------------------------
WIN JAY NEUGER


*NICHOLAS SHAW TYLER                    Director                   April 30, 2008
-------------------------------------
NICHOLAS SHAW TYLER


*NICHOLAS CHARLES WALSH                 Director                   April 30, 2008
-------------------------------------
NICHOLAS CHARLES WALSH


*MARK WILLIS                            Director                   April 30, 2008
-------------------------------------
MARK WILLIS


* BY: /S/ ROBERT S. SCHIMEK
      -------------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT

                               Index of Exhibits

Exhibit No.
-----------
    10        Consent of Independent Registered Public Accounting Firm

    14        Powers of Attorney - American Home Assurance Company